UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2011 (Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

Well Done...good and faithful servant. MATTHEW 25:21

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts ( “IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), GuideStone Capital Management (“GSCM”), GuideStone Trust Services (“GSTS”), GuideStone Financial Services (“GFS”) and GuideStone Advisors (“GA”) are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and BNY Mellon Distributors Inc. do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at 1-888-98-GUIDE (1-888-984-8433).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by BNY Mellon Distributors Inc., 760 Moore Rd., King of Prussia, PA 19406.

LETTER FROM THE PRESIDENT

Dear Shareholder:

Our journey began with the launch of 13 registered mutual funds under the AB Funds Trust brand on August 27, 2001, just weeks prior to the September 11 terrorist attacks and the global market chaos that ensued. In September 2005, AB Funds Trust was re-branded as GuideStone Funds in conjunction with its expanded mission to serve both Southern Baptist and evangelical Christian organizations. Today, GuideStone Funds has emerged as the largest Christian-based, socially screened, registered mutual fund family with assets of $8.1 billion for the period ended June 30, 2011. Investors may now choose from 25 mutual funds designed to meet a variety of investment goals and objectives.

As we look ahead, we remain steadfast in our commitment to provide our investors with the highest quality investment management services and products in the industry. Several examples of our commitment and the results are shown below:

•

GuideStone Funds Ranked Nationally. Fi360 Fund Family Fiduciary Rankings™ ranked GuideStone Funds number two out of 222 funds. Fi360 evaluates fund families on regulatory oversight, track record, assets under management, stability of the organization, fund composition consistent with asset class and style, expense ratio/ fees relative to peers and performance relative to peers.

•

Comparison of Risk/Return Data Made Easier with XBRL. GuideStone Funds investors can more easily compare mutual fund risk and return data from the prospectus by uploading XBRL files from our website to the U.S. Securities and Exchange Commission’s online viewer. XBRL stands for eXtensible Business Reporting Language.

•

Cost Basis Reporting Change Impacts Investors. For shares purchased within personal investment accounts after January 1, 2012, GuideStone Funds will track and report the adjusted cost basis of sold securities and the holding period on IRS Form 1099-B. This information will help investors to determine the amount of capital gains/losses. More information on how this change affects investors will be forthcoming.

We appreciate your continued confidence in GuideStone Funds and hope that you find the information in this report valuable. If you have any questions concerning the report, do not hesitate to call us at 1-888-98-GUIDE (1-888-984-8433) or visit our website at www.GuideStoneFunds.org. Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones, CFA

President

FROM THE CHIEF INVESTMENT OFFICER

A loss of economic momentum during the second quarter caused global equity markets to take a breather from the torrid pace of the past year. The S&P 500® Index returned a very volatile 0.10% for the quarter, while more conservative investments fared much better. Led by the U.S. Treasury sector, the Barclays Capital Aggregate Bond Index posted a solid gain for the quarter, up 2.29%. Despite the slow quarter for equities, the S&P 500® Index has returned 30.69% for the 12 months ending June 30.

The U.S. economy has been operating at growth rates well below its long-term capacity since the recovery began two years ago. Risk assets such as stocks are highly dependent on the future growth of the economy, so it’s no wonder that all eyes have been keenly focused on the economy’s wellbeing. The second quarter slowdown fueled increased volatility and created an overall cautious tone in the capital markets. It is widely accepted that this slowdown is due to temporary pressures surfacing from two sources: (1) supply disruptions in Japan and (2) the recent spike in oil prices. Both of which are expected to subside and lead to improved economic conditions as we move into the second half of the year. This anticipated improvement is an important consensus within the

Rodric E. Cummins, CFA

market, because with signs of inflation beginning to emerge and with concerns surrounding the level of government debt, the ability of government to rush in and provide additional stimulus is becoming more and more constrained.

Beyond the natural ups and downs of cyclical economic growth, several major secular problems remain a constant barrier to a more rosy long term outlook. Unemployment, housing, deleveraging and our federal and state governments’ fiscal conditions are all problems for which there are no easy or quick answers. With or without resolution, they represent challenges that may weigh heavily on economic growth for a long time. Having just passed the second anniversary of the recovery, it appears that the U.S. economy may be settling into a long term pattern of below average economic growth.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2011.

(1)	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.
(2)

The Russell 2000® Index is a small-cap index consisting of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization.

(3)	The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States.
(4)	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ACTUAL

Fund	Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,041.97	0.20%	$1.01
MyDestination 2015	GS4	1,000.00	1,052.35	0.16	0.83
MyDestination 2025	GS4	1,000.00	1,059.29	0.16	0.83
MyDestination 2035	GS4	1,000.00	1,063.80	0.20	1.02
MyDestination 2045	GS4	1,000.00	1,068.08	0.20	1.03
Conservative Allocation	GS4	1,000.00	1,029.49	0.12	0.60
Balanced Allocation	GS4	1,000.00	1,044.55	0.12	0.61
Growth Allocation	GS4	1,000.00	1,053.74	0.12	0.61
Aggressive Allocation	GS4	1,000.00	1,061.92	0.12	0.61
Conservative Allocation I	GS2	1,000.00	1,028.66	0.15	0.75
Balanced Allocation I	GS2	1,000.00	1,044.60	0.14	0.69
Growth Allocation I	GS2	1,000.00	1,054.56	0.15	0.75
Aggressive Allocation I	GS2	1,000.00	1,062.26	0.15	0.79
Money Market	GS2	1,000.00	1,000.64	0.18	0.89
	GS4	1,000.00	1,000.06	0.30	1.46
Low-Duration Bond	GS2	1,000.00	1,013.13	0.36	1.80
	GS4	1,000.00	1,012.45	0.54	2.68
Medium-Duration Bond	GS2	1,000.00	1,029.32	0.48	2.42
	GS4	1,000.00	1,028.90	0.60	3.00

ACTUAL

Fund	Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Extended-Duration Bond	GS2	$1,000.00	$1,038.70	0.54%	$2.75
	GS4	1,000.00	1,037.14	0.71	3.59
Inflation Protected Bond	GS4	1,000.00	1,046.47	0.64	3.22
Global Bond	GS4	1,000.00	1,052.15	0.83	4.21
Equity Index	GS2	1,000.00	1,059.64	0.21	1.07
	GS4	1,000.00	1,059.21	0.37	1.90
Real Estate Securities	GS4	1,000.00	1,116.56	1.16	6.07
Value Equity	GS2	1,000.00	1,072.03	0.66	3.40
	GS4	1,000.00	1,071.02	0.87	4.44
Growth Equity	GS2	1,000.00	1,057.93	0.87	4.45
	GS4	1,000.00	1,057.67	0.99	5.07
Small Cap Equity	GS2	1,000.00	1,112.38	0.99	5.16
	GS4	1,000.00	1,112.03	1.16	6.09
International Equity (3)	GS2	1,000.00	1,048.31	0.94	4.75
	GS4	1,000.00	1,047.65	1.14	5.77

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
My Destination 2005	GS4	$1,000.00	$1,023.80	0.20%	$1.00
My Destination 2015	GS4	1,000.00	1,023.99	0.16	0.82
My Destination 2025	GS4	1,000.00	1,023.99	0.16	0.82
My Destination 2035	GS4	1,000.00	1,023.80	0.20	1.00
My Destination 2045	GS4	1,000.00	1,023.80	0.20	1.00
Conservative Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Balanced Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Growth Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Aggressive Allocation	GS4	1,000.00	1,024.20	0.12	0.60
Conservative Allocation I	GS2	1,000.00	1,024.05	0.15	0.75
Balanced Allocation I	GS2	1,000.00	1,024.12	0.14	0.68
Growth Allocation I	GS2	1,000.00	1,024.07	0.15	0.74
Aggressive Allocation I	GS2	1,000.00	1,024.03	0.15	0.77
Money Market	GS2	1,000.00	1,023.91	0.18	0.90
	GS4	1,000.00	1,023.33	0.30	1.48
Low-Duration Bond	GS2	1,000.00	1,023.01	0.36	1.81
	GS4	1,000.00	1,022.13	0.54	2.69
Medium-Duration Bond	GS2	1,000.00	1,022.41	0.48	2.41
	GS4	1,000.00	1,021.83	0.60	2.99
Extended-Duration Bond	GS2	1,000.00	1,022.10	0.54	2.73
	GS4	1,000.00	1,021.27	0.71	3.56
Inflation Protected Fund	GS4	1,000.00	1,021.65	0.64	3.18
Global Bond	GS4	1,000.00	1,020.69	0.83	4.14

About Your Expenses (Unaudited) (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Equity Index	GS2	$1,000.00	$1,023.76	0.21%	$1.05
	GS4	1,000.00	1,022.94	0.37	1.87
Real Estate Securities Fund	GS4	1,000.00	1,019.06	1.16	5.79
Value Equity	GS2	1,000.00	1,021.52	0.66	3.31
	GS4	1,000.00	1,020.51	0.87	4.33
Growth Equity	GS2	1,000.00	1,020.47	0.87	4.37
	GS4	1,000.00	1,019.87	0.99	4.97
Small Cap Equity	GS2	1,000.00	1,019.91	0.99	4.94
	GS4	1,000.00	1,019.03	1.16	5.82
International Equity (3)	GS2	1,000.00	1,020.15	0.94	4.69
	GS4	1,000.00	1,019.16	1.14	5.69

(1)	Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.
(2)	Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2011, through June 30, 2011, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(3)	The expense ratios for the International Equity Fund include the impact of dividend expense on securities sold short.

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	3,739,203	$3,739,203
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,055,857	14,085,135
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	748,116	10,428,732
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	813,443	8,646,896
GuideStone Global Bond Fund (GS4 Class)¥	28,678	289,075
GuideStone Equity Index Fund (GS4 Class)¥	48,946	833,547
GuideStone Real Estate Securities Fund (GS4 Class)¥	173,464	1,646,177
GuideStone Value Equity Fund (GS4 Class)¥	393,373	5,884,856
GuideStone Growth Equity Fund (GS4 Class)¥	299,113	5,979,271
GuideStone Small Cap Equity Fund (GS4 Class)¥	97,458	1,567,124
GuideStone International Equity Fund (GS4 Class)¥	444,474	6,253,753

Total Mutual Funds (Cost $52,319,034)		59,353,769

TOTAL INVESTMENTS — 99.8% (Cost $52,319,034)		59,353,769
Other Assets in Excess of Liabilities — 0.2%		141,276

NET ASSETS — 100.0%		$59,495,045

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	56.3
Domestic Equity Funds	26.7
International Equity Fund	10.5
Money Market Fund	6.3
Futures	4.9

104.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$59,353,769	$59,353,769	$—	$—

Total Assets — Investments in Securities	$59,353,769	$59,353,769	$—	$—

Other Financial Instruments***
Futures Contracts	$74,203	$74,203	$—	$—

Total Assets — Other Financial Instruments	$74,203	$74,203	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	24,613,093	$24,613,093
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,503,560	20,057,493
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,249,619	31,359,690
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	658,939	10,859,319
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,845,657	30,249,330
GuideStone Global Bond Fund (GS4 Class)¥	1,145,897	11,550,641
GuideStone Equity Index Fund (GS4 Class)¥	284,007	4,836,638
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,607,506	15,255,235
GuideStone Value Equity Fund (GS4 Class)¥	2,492,162	37,282,748
GuideStone Growth Equity Fund (GS4 Class)¥	1,895,373	37,888,497
GuideStone Small Cap Equity Fund (GS4 Class)¥	644,837	10,368,971
GuideStone International Equity Fund (GS4 Class)¥	2,849,675	40,094,926

Total Mutual Funds (Cost $248,925,626)		274,416,581

TOTAL INVESTMENTS — 99.5% (Cost $248,925,626)		274,416,581
Other Assets in Excess of Liabilities — 0.5%		1,356,817

NET ASSETS — 100.0%		$275,773,398

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	38.3
Bond Funds	37.8
International Equity Fund	14.5
Money Market Fund	8.9
Futures Contracts	8.8

108.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$274,416,581	$274,416,581	$—	$—

Total Assets — Investments in Securities	$274,416,581	$274,416,581	$—	$—

Other Financial Instruments***
Futures Contracts	$518,949	$518,949	$—	$—

Total Assets — Other Financial Instruments	$518,949	$518,949	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	22,179,430	$22,179,430
GuideStone Low-Duration Bond Fund (GS4 Class)¥	246,550	3,288,970
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,530,456	21,334,562
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,111,768	18,321,945
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	374,621	3,982,217
GuideStone Global Bond Fund (GS4 Class)¥	1,790,432	18,047,550
GuideStone Equity Index Fund (GS4 Class)¥	333,760	5,683,934
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,847,418	17,531,995
GuideStone Value Equity Fund (GS4 Class)¥	3,204,547	47,940,019
GuideStone Growth Equity Fund (GS4 Class)¥	2,439,253	48,760,666
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,004,401	16,150,774
GuideStone International Equity Fund (GS4 Class)¥	3,754,541	52,826,394

Total Mutual Funds (Cost $251,450,337)		276,048,456

TOTAL INVESTMENTS — 99.5% (Cost $251,450,337)		276,048,456
Other Assets in Excess of Liabilities — 0.5%		1,433,238

NET ASSETS — 100.0%		$277,481,694

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	49.0
Bond Funds	23.5
International Equity Fund	19.0
Futures Contracts	8.7
Money Market Fund	8.0

108.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$276,048,456	$276,048,456	$—	$—

Total Assets — Investments in Securities	$276,048,456	$276,048,456	$—	$—

Other Financial Instruments***
Futures Contracts	$485,355	$485,355	$—	$—

Total Assets — Other Financial Instruments	$485,355	$485,355	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.2%
GuideStone Money Market Fund (GS4 Class)¥	3,054,653	$3,054,653
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	221,649	3,089,788
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	187,707	3,093,406
GuideStone Global Bond Fund (GS4 Class)¥	686,404	6,918,951
GuideStone Equity Index Fund (GS4 Class)¥	184,435	3,140,928
GuideStone Real Estate Securities Fund (GS4 Class)¥	946,096	8,978,460
GuideStone Value Equity Fund (GS4 Class)¥	1,961,026	29,336,954
GuideStone Growth Equity Fund (GS4 Class)¥	1,467,305	29,331,430
GuideStone Small Cap Equity Fund (GS4 Class)¥	683,538	10,991,283
GuideStone International Equity Fund (GS4 Class)¥	2,407,893	33,879,053

Total Mutual Funds (Cost $117,030,450)		131,814,906

TOTAL INVESTMENTS — 100.2% (Cost $117,030,450)		131,814,906
Liabilities in Excess of Other Assets — (0.2)%		(207,746)

NET ASSETS — 100.0%		$131,607,160

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	62.1
International Equity Fund	25.8
Bond Funds	10.0
Money Market Fund	2.3
Futures Contracts	2.0

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$131,814,906	$131,814,906	$—	$—

Total Assets — Investments in Securities	$131,814,906	$131,814,906	$—	$—

Other Financial Instruments***
Futures Contracts	$60,950	$60,950	$—	$—

Total Assets — Other Financial Instruments	$60,950	$60,950	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	1,987,131	$1,987,131
GuideStone Global Bond Fund (GS4 Class)¥	34,722	349,997
GuideStone Equity Index Fund (GS4 Class)¥	164,342	2,798,746
GuideStone Real Estate Securities Fund (GS4 Class)¥	883,268	8,382,213
GuideStone Value Equity Fund (GS4 Class)¥	1,432,000	21,422,727
GuideStone Growth Equity Fund (GS4 Class)¥	1,091,149	21,812,065
GuideStone Small Cap Equity Fund (GS4 Class)¥	467,951	7,524,655
GuideStone International Equity Fund (GS4 Class)¥	1,729,625	24,335,823

Total Mutual Funds (Cost $73,076,623)		88,613,357

TOTAL INVESTMENTS — 99.8% (Cost $73,076,623)		88,613,357
Other Assets in Excess of Liabilities — 0.2%		216,887

NET ASSETS — 100.0%		$88,830,244

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	69.7
International Equity Fund	27.4
Futures Contracts	2.4
Money Market Fund	2.3
Bond Fund	0.4

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$88,613,357	$88,613,357	$—	$—

Total Assets — Investments in Securities	$88,613,357	$88,613,357	$—	$—

Other Financial Instruments***
Futures Contracts	$62,724	$62,724	$—	$—

Total Assets — Other Financial Instruments	$62,724	$62,724	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2011 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Assets
Investments in securities of affiliated issuers, at value(1)	$59,353,769	$274,416,581	$276,048,456	$131,814,906	$88,613,357
Cash collateral for derivatives	149,200	972,000	975,300	221,000	164,500
Receivables:
Dividends	17	104	94	21	15
Investment securities sold	—	—	—	564,314	—
Fund shares sold	801	297,433	373,375	222,249	28,872
Variation margin	16,303	104,995	98,837	21,389	21,235
Receivable from advisor	3,813	—	—	—	439
Prepaid expenses and other assets	22,194	22,032	22,760	21,742	20,900

Total Assets	59,546,097	275,813,145	277,518,822	132,865,621	88,849,318

Liabilities
Payables:
Investment securities purchased	—	—	—	1,232,500	—
Fund shares redeemed	37,016	—	—	3,500	3,061
Accrued expenses:
Investment advisory fees	—	23,283	23,049	6,309	—
Other expenses	14,036	16,464	14,079	16,152	16,013

Total Liabilities	51,052	39,747	37,128	1,258,461	19,074

Net Assets	$59,495,045	$275,773,398	$277,481,694	$131,607,160	$88,830,244

Net Assets Consist of:
Paid-in capital	$61,815,718	$269,783,488	$260,920,928	$119,014,084	$74,636,341
Undistributed net investment income	481,500	3,161,132	2,095,645	468,796	193,075
Accumulated net realized loss on investments and futures transactions	(9,911,111)	(23,181,126)	(10,618,353)	(2,721,126)	(1,598,630)
Net unrealized appreciation (depreciation) on investments and futures	7,108,938	26,009,904	25,083,474	14,845,406	15,599,458

Net Assets	$59,495,045	$275,773,398	$277,481,694	$131,607,160	$88,830,244

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$59,495,045	$275,773,398	$277,481,694	$131,607,160	$88,830,244

GS4 shares outstanding	5,992,549	28,009,246	29,312,888	14,345,223	9,761,877

Net asset value, offering and redemption price per GS4 share	$9.93	$9.85	$9.47	$9.17	$9.10

(1) Investments in securities of affiliated issuers, at cost	$52,319,034	$248,925,626	$251,450,337	$117,030,450	$73,076,623

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2011 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Investment Income
Income dividends received from affiliated funds	$389,761	$1,869,332	$1,652,827	$585,340	$273,036
Interest	—	12,801	8,829	—	285

Total Investment Income	389,761	1,882,133	1,661,656	585,340	273,321

Expenses
Investment advisory fees	29,079	132,676	131,058	62,181	42,058
Transfer agent fees:
GS4 Shares	9,473	10,504	10,591	10,058	9,966
Custodian fees	2,685	7,562	7,654	6,807	5,674
Accounting and administration fees	5,058	10,771	10,800	7,033	5,894
Professional fees	23,382	23,382	23,381	23,382	23,382
Blue sky fees:
GS4 Shares	12,653	13,307	13,497	12,886	12,576
Shareholder reporting fees:
GS4 Shares	4,012	3,784	2,387	4,175	5,331
Trustee expenses	208	828	764	351	228
Line of credit facility fees	342	1,353	1,222	563	364
Other expenses	8,248	7,660	7,510	7,509	7,503

Total Expenses	95,140	211,827	208,864	134,945	112,976
Expenses waived/reimbursed net of amount recaptured(1)	(37,552)	—	—	(13,453)	(31,239)

Net Expenses	57,588	211,827	208,864	121,492	81,737

Net investment income	332,173	1,670,306	1,452,792	463,848	191,584

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	66,029	275,241	132,038	33,573	19,236
Net realized gain (loss) on investment securities of affiliated issuers	536,242	(4,082,136)	(3,274,482)	(380,717)	(328,842)
Net realized gain (loss) on investment securities of unaffiliated issuers	—	(14,767)	14,802	2,815	2
Net realized gain on futures transactions	(5,360)	193,843	132,989	103,069	117,066

Net realized gain (loss)	596,911	(3,627,819)	(2,994,653)	(241,260)	(192,538)

Change in unrealized appreciation on investment securities of affiliated issuers	1,348,418	14,640,815	15,597,069	7,194,439	5,219,978
Change in unrealized appreciation on investment securities of unaffiliated issuers	—	22,455	(5,450)	(941)	(22)
Change in unrealized appreciation on futures	74,203	416,227	422,209	29,003	26,388

Net change in unrealized appreciation	1,422,621	15,079,497	16,013,828	7,222,501	5,246,344

Net Realized and Unrealized Gain	2,019,532	11,451,678	13,019,175	6,981,241	5,053,806

Net Increase in Net Assets Resulting from Operations	$2,351,705	$13,121,984	$14,471,967	$7,445,089	$5,245,390

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund
	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
	(Unaudited)
Operations:
Net investment income	$332,173	$957,660
Net realized gain (loss) on investment securities and futures transactions	596,911	(2,591,615)
Net change in unrealized appreciation (depreciation) on investment securities and futures	1,422,621	7,862,555

Net increase in net assets resulting from operations	2,351,705	6,228,600

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(1,382,009)
Distributions from net realized capital gains	—	—

Total dividends and distributions	—	(1,382,009)

Capital Share Transactions:
Proceeds from GS4 shares sold	10,031,501	16,345,475
Reinvestment of dividends and distributions into GS4 shares	—	1,381,875
Value of GS4 shares redeemed	(7,571,070)	(34,721,138)

Net increase (decrease) from capital share transactions(2)	2,460,431	(16,993,788)

Total increase (decrease) in net assets	4,812,136	(12,147,197)

Net Assets:
Beginning of Period	54,682,909	66,830,106

End of Period*	$59,495,045	$54,682,909

*Including undistributed net investment income	$481,500	$149,327

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2015 Fund		MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund
For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
(Unaudited)		(Unaudited)		(Unaudited)

$1,670,306	$3,914,330	$1,452,792	$3,326,828	$463,848	$1,149,458	$191,584	$605,319
(3,627,819)	(6,101,491)	(2,994,653)	(705,885)	(241,260)	(925,478)	(192,538)	443,618
15,079,497	32,497,322	16,013,828	26,572,953	7,222,501	13,928,400	5,246,344	8,943,961

13,121,984	30,310,161	14,471,967	29,193,896	7,445,089	14,152,380	5,245,390	9,992,898

—	(5,104,591)	—	(3,787,639)	—	(1,213,587)	—	(603,947)
—	—	—	—	—	(98,451)	—	(257,097)

—	(5,104,591)	—	(3,787,639)	—	(1,312,038)	—	(861,044)

28,171,870	47,065,643	30,802,591	50,705,586	17,015,171	28,363,630	14,341,473	25,499,963
—	5,104,589	—	3,787,605	—	1,312,038	—	861,044
(11,192,047)	(50,968,664)	(4,294,749)	(12,960,593)	(3,059,315)	(7,729,184)	(6,559,185)	(3,849,382)

16,979,823	1,201,568	26,507,842	41,532,598	13,955,856	21,946,484	7,782,288	22,511,625

30,101,807	26,407,138	40,979,809	66,938,855	21,400,945	34,786,826	13,027,678	31,643,479

245,671,591	219,264,453	236,501,885	169,563,030	110,206,215	75,419,389	75,802,566	44,159,087

$275,773,398	$245,671,591	$277,481,694	$236,501,885	$131,607,160	$110,206,215	$88,830,244	$75,802,566

$3,161,132	$1,490,826	$2,095,645	$642,853	$468,796	$4,948	$193,075	$1,491

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income(1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income(2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(3)	Expenses, Gross(3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
MyDestination 2005 Fund*
GS4 Class
2011(6)	$9.53	$0.06	#	$0.01		$0.33	$—	$—	$9.93	4.20%	$59,495	0.20%	0.33%	1.15%	10%
2010	8.84	0.14	#	0.09		0.70	(0.24)	—	9.53	10.56	54,683	0.20	0.26	1.50	19
2009	7.44	0.18	#	0.04		1.40	(0.22)	—	8.84	21.84	66,830	0.20	0.26	2.31	57
2008	10.35	0.30	#	0.08		(2.75)	(0.31)	(0.23)	7.44	(22.78)	50,678	0.20	0.29	3.25	40
2007	10.00	0.33	#	0.62		(0.31)	(0.28)	(0.01)	10.35	6.42	57,667	0.20	0.43	3.16	21
MyDestination 2015 Fund*
GS4 Class
2011(6)	$9.36	$0.06	#	$0.01		$0.42	$—	$—	$9.85	5.24%	$275,773	0.16%	0.16%	1.29%	11%
2010	8.42	0.14	#	0.06		0.94	(0.20)	—	9.36	13.54	245,672	0.16	0.16	1.65	28
2009	6.83	0.17	#	0.02		1.58	(0.18)	—	8.42	26.27	219,264	0.16	0.16	2.25	25
2008	10.33	0.26	#	0.09		(3.39)	(0.19)	(0.27)	6.83	(29.31)	146,140	0.20	0.18	2.87	22
2007	10.00	0.29	#	0.83		(0.50)	(0.28)	(0.01)	10.33	6.12	169,953	0.20	0.24	2.74	7
MyDestination 2025 Fund*
GS4 Class
2011(6)	$8.94	$0.05	#	$—	†	$0.48	$—	$—	$9.47	5.93%	$277,482	0.16%	0.16%	1.13%	10%
2010	7.88	0.14	#	0.03		1.04	(0.15)	—	8.94	15.32	236,502	0.20	0.17	1.72	15
2009	6.18	0.14	#	0.01		1.69	(0.14)	—	7.88	30.12	169,563	0.20	0.19	2.11	13
2008	10.24	0.21	#	0.09		(3.89)	(0.15)	(0.32)	6.18	(35.00)	96,826	0.20	0.21	2.47	10
2007	10.00	0.25	#	1.13		(0.85)	(0.28)	(0.01)	10.24	5.29	105,102	0.20	0.30	2.37	5
MyDestination 2035 Fund*
GS4 Class
2011(6)	$8.62	$0.03	#	$—	†	$0.52	$—	$—	$9.17	6.38%	$131,607	0.20%	0.22%	0.76%	4%
2010	7.52	0.10	#	0.01		1.10	(0.10)	(0.01)	8.62	16.02	110,206	0.20	0.23	1.32	9
2009	5.85	0.10	#	—	†	1.70	(0.11)	(0.02)	7.52	30.99	75,419	0.20	0.28	1.57	4
2008	10.24	0.17	#	0.09		(4.25)	(0.10)	(0.30)	5.85	(38.86)	37,637	0.20	0.40	2.02	5
2007	10.00	0.19	#	1.31		(0.98)	(0.28)	— †	10.24	5.20	35,117	0.20	0.64	1.83	2
MyDestination 2045 Fund*
GS4 Class
2011(6)	$8.52	$0.02	#	$—	†	$0.56	$—	$—	$9.10	6.81%	$88,830	0.20%	0.28%	0.47%	8%
2010	7.38	0.08	#	—	†	1.16	(0.07)	(0.03)	8.52	16.80	75,803	0.20	0.30	1.08	1
2009	5.75	0.08	#	—	†	1.67	(0.09)	(0.03)	7.38	30.71	44,159	0.20	0.41	1.23	7
2008	10.12	0.16	#	0.10		(4.34)	(0.06)	(0.23)	5.75	(40.29)	17,998	0.20	0.79	1.97	5
2007	10.00	0.17	#	1.37		(1.09)	(0.28)	(0.05)	10.12	4.46	11,659	0.19	1.48	1.60	9

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was December 29, 2006.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	11,541,879	$11,541,879
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,950,716	159,422,552
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,793,031	40,319,918
GuideStone Equity Index Fund (GS4 Class)¥	168,686	2,872,729
GuideStone Value Equity Fund (GS4 Class)¥	1,208,403	18,077,706
GuideStone Growth Equity Fund (GS4 Class)¥	931,123	18,613,143
GuideStone Small Cap Equity Fund (GS4 Class)¥	273,441	4,396,926
GuideStone International Equity Fund (GS4 Class)¥	1,365,041	19,206,127

Total Mutual Funds (Cost $251,903,929)		274,450,980

TOTAL INVESTMENTS — 99.9% (Cost $251,903,929)		274,450,980
Other Assets in Excess of Liabilities — 0.1%		304,849

NET ASSETS — 100.0%		$274,755,829

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.7
Domestic Equity Funds	16.0
International Equity Fund	7.0
Money Market Fund	4.2
Futures Contracts	4.0

103.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$274,450,980	$274,450,980	$—	$—

Total Assets — Investments in Securities	$274,450,980	$274,450,980	$—	$—

Other Financial Instruments***
Futures Contracts	$206,202	$206,202	$—	$—

Total Assets — Other Financial Instruments	$206,202	$206,202	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	60,850,570	$60,850,570
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,403,309	165,460,147
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	17,219,411	240,038,590
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,768,352	95,062,443
GuideStone Global Bond Fund (GS4 Class)¥	5,574,455	56,190,508
GuideStone Equity Index Fund (GS4 Class)¥	1,387,408	23,627,553
GuideStone Value Equity Fund (GS4 Class)¥	10,375,496	155,217,420
GuideStone Growth Equity Fund (GS4 Class)¥	7,920,043	158,321,650
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,395,277	38,516,049
GuideStone International Equity Fund (GS4 Class)¥	11,963,990	168,333,344

Total Mutual Funds (Cost $1,064,776,167)		1,161,618,274

TOTAL INVESTMENTS — 99.8% (Cost $1,064,776,167)		1,161,618,274
Other Assets in Excess of Liabilities — 0.2%		2,244,837

NET ASSETS — 100.0%		$1,163,863,111

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.8
Domestic Equity Funds	32.3
International Equity Fund	14.5
Money Market Fund	5.2
Futures Contracts	5.0

104.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,161,618,274	$1,161,618,274	$—	$—

Total Assets — Investments in Securities	$1,161,618,274	$1,161,618,274	$—	$—

Other Financial Instruments***
Futures Contracts	$1,286,393	$1,286,393	$—	$—

Total Assets — Other Financial Instruments	$1,286,393	$1,286,393	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	15,068,297	$15,068,297
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,670,142	62,299,694
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	6,405,462	89,292,134
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,114,764	34,851,310
GuideStone Global Bond Fund (GS4 Class)¥	2,090,594	21,073,191
GuideStone Equity Index Fund (GS4 Class)¥	1,563,772	26,631,041
GuideStone Value Equity Fund (GS4 Class)¥	12,446,371	186,197,717
GuideStone Growth Equity Fund (GS4 Class)¥	9,420,907	188,323,931
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,840,843	45,680,763
GuideStone International Equity Fund (GS4 Class)¥	14,368,194	202,160,495

Total Mutual Funds (Cost $810,581,718)		871,578,573

TOTAL INVESTMENTS — 99.9% (Cost $810,581,718)		871,578,573
Other Assets in Excess of Liabilities — 0.1%		930,453

NET ASSETS — 100.0%		$872,509,026

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.2
Bond Funds	23.8
International Equity Fund	23.2
Futures Contracts	1.8
Money Market Fund	1.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$871,578,573	$871,578,573	$—	$—

Total Assets — Investments in Securities	$871,578,573	$871,578,573	$—	$—

Other Financial Instruments***
Futures Contracts	$344,951	$344,951	$—	$—

Total Assets — Other Financial Instruments	$344,951	$344,951	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	14,449,087	$14,449,087
GuideStone Equity Index Fund (GS4 Class)¥	1,828,462	31,138,708
GuideStone Value Equity Fund (GS4 Class)¥	14,527,586	217,332,680
GuideStone Growth Equity Fund (GS4 Class)¥	11,131,730	222,523,293
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,321,538	53,410,328
GuideStone International Equity Fund (GS4 Class)¥	16,886,245	237,589,471

Total Mutual Funds (Cost $732,399,119)		776,443,567

TOTAL INVESTMENTS — 99.8% (Cost $732,399,119)		776,443,567
Other Assets in Excess of Liabilities — 0.2%		1,309,555

NET ASSETS — 100.0%		$777,753,122

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	67.4
International Equity Fund	30.5
Futures Contracts	2.0
Money Market Fund	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$776,443,567	$776,443,567	$—	$—

Total Assets — Investments in Securities	$776,443,567	$776,443,567	$—	$—

Other Financial Instruments***
Futures Contracts	$437,073	$437,073	$—	$—

Total Assets — Other Financial Instruments	$437,073	$437,073	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2011 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (1)	$274,450,980	$1,161,618,274	$871,578,573	$776,443,567
Cash collateral for derivatives	357,900	2,474,600	1,149,400	1,227,000
Receivables:
Dividends	59	324	130	121
Investment securities sold	—	4,745	2,893	2,128
Fund shares sold	47,688	24,960	15,392	—
Variation margin	47,598	248,130	115,294	159,830
Prepaid expenses and other assets	21,300	28,599	24,105	22,588

Total Assets	274,925,525	1,164,399,632	872,885,787	777,855,234

Liabilities
Payables:
Fund shares redeemed	135,594	400,091	276,020	16,761
Accrued expenses:
Investment advisory fees	8,594	81,454	57,787	50,059
Other expenses	25,508	54,976	42,954	35,292

Total Liabilities	169,696	536,521	376,761	102,112

Net Assets	$274,755,829	$1,163,863,111	$872,509,026	$777,753,122

Net Assets Consist of:
Paid-in-capital	$248,217,595	$1,054,205,751	$796,885,782	$719,703,707
Undistributed net investment income	1,568,184	9,329,247	4,127,991	2,097,595
Undistributed net realized gain on investments and futures transactions	2,216,797	2,199,613	10,153,447	11,470,299
Net unrealized appreciation (depreciation) on investments and futures	22,753,253	98,128,500	61,341,806	44,481,521

Net Assets	$274,755,829	$1,163,863,111	$872,509,026	$777,753,122

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$274,755,829	$1,163,863,111	$872,509,026	$777,753,122

GS4 shares outstanding	22,491,384	91,957,601	67,450,362	62,141,862

Net asset value, offering and redemption price per GS4 share	$12.22	$12.66	$12.94	$12.52

__________ (1) Investments in securities of affiliated issuers, at cost	$251,903,929	$1,064,776,167	$810,581,718	$732,399,119

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2011 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Income dividends received from affiliated funds	$1,644,886	$7,717,127	$4,388,660	$2,553,165
Interest	143	102,041	36,762	1,482

Total Investment Income	1,645,029	7,819,168	4,425,422	2,554,647

Expenses
Investment advisory fees	134,824	583,064	438,530	392,505
Transfer agent fees:
GS4 shares	17,274	30,248	22,778	21,047
Custodian fees	5,613	13,815	12,143	9,546
Accounting and administration fees	11,110	33,892	26,556	24,021
Professional fees	23,827	23,827	23,827	23,827
Blue sky fees:
GS4 shares	11,615	13,797	13,144	11,942
Shareholder reporting fees:
GS4 shares	9,927	24,884	18,796	16,909
Trustee expenses	991	4,056	3,035	2,651
Line of credit facility fees	1,571	6,516	4,885	4,366
Other expenses	7,729	8,826	8,835	8,300

Total Expenses	224,481	742,925	572,529	515,114
Expenses waived/reimbursed(1)	(64,640)	(57,097)	(56,675)	(55,665)

Net Expenses	159,841	685,828	515,854	459,449

Net investment income	1,485,188	7,133,340	3,909,568	2,095,198

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	294,101	550,053	329,084	214,016
Net realized gain (loss) on investment securities of affiliated issuers	(506,024)	3,470,224	6,109,173	5,586,820
Net realized gain on investment securities of unaffiliated issuers	16	128,932	54,256	96
Net realized gain on futures transactions	128,794	1,082,908	904,995	1,098,340

Net realized gain (loss)	(83,113)	5,232,117	7,397,508	6,899,272

Change in unrealized appreciation on investment securities of affiliated issuers	6,059,533	36,112,872	33,649,984	37,047,376
Change in unrealized appreciation on investment securities of unaffiliated issuers	(38)	(66,003)	(20,061)	(403)
Change in unrealized appreciation on futures	147,631	830,880	(63,292)	(48,602)

Net change in unrealized appreciation	6,207,126	36,877,749	33,566,631	36,998,371

Net Realized and Unrealized Gain	6,124,013	42,109,866	40,964,139	43,897,643

Net Increase in Net Assets Resulting from Operations	$7,609,201	$49,243,206	$44,873,707	$45,992,841

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,485,188	$4,501,021	$7,133,340	$22,182,168
Net realized gain (loss) on investment securities and futures transactions	(83,113)	6,404,018	5,232,117	10,625,849
Net change in unrealized appreciation (depreciation) on investment securities and futures	6,207,126	9,213,337	36,877,749	94,062,971

Net increase in net assets resulting from operations	7,609,201	20,118,376	49,243,206	126,870,988

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	(22)	(5,905,990)	—	(30,794,116)
Distributions from net realized capital gains	—	(1,420,226)	—	—

Total dividends and distributions	(22)	(7,326,216)	—	(30,794,116)

Capital Share Transactions:
Proceeds from GS4 shares sold	20,139,444	37,177,857	33,652,460	44,223,390
Reinvestment of dividends and distributions into GS4 shares	22	7,320,019	—	30,789,666
Value of GS4 shares redeemed	(14,985,470)	(80,047,873)	(40,013,418)	(183,100,371)

Net increase (decrease) from capital share transactions(2)	5,153,996	(35,549,997)	(6,360,958)	(108,087,315)

Total increase (decrease) in net assets	12,763,175	(22,757,837)	42,882,248	(12,010,443)

Net Assets:
Beginning of Period	261,992,654	284,750,491	1,120,980,863	1,132,991,306

End of Period*	$274,755,829	$261,992,654	$1,163,863,111	$1,120,980,863

*Including undistributed net investment income	$1,568,184	$83,018	$9,329,247	$2,195,907

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
(Unaudited)		(Unaudited)

$3,909,568	$11,875,862	$2,095,198	$6,606,095
7,397,508	14,704,282	6,899,272	10,815,244
33,566,631	78,912,409	36,998,371	85,563,361

44,873,707	105,492,553	45,992,841	102,984,700

—	(17,932,584)	177	(6,611,145)
—	(5,229,092)	—	(7,518,944)

—	(23,161,676)	177	(14,130,089)

15,886,700	28,291,186	14,282,653	34,506,419
—	23,159,991	(177)	14,129,316
(30,177,465)	(132,666,304)	(28,015,366)	(121,731,738)

(14,290,765)	(81,215,127)	(13,732,890)	(73,096,003)

30,582,942	1,115,750	32,260,128	15,758,608

841,926,084	840,810,334	745,492,994	729,734,386

$872,509,026	$841,926,084	$777,753,122	$745,492,994

$4,127,991	$218,423	$2,097,595	$2,220

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets

	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(3)	Expenses, Gross(3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund

GS4 Class
2011(6)	$11.87	$0.07	#	$0.01		$0.27	$— †	$—	$12.22	2.95%	$274,756	0.12%	0.17%	1.11%	3%
2010	11.39	0.18	#	0.08		0.56	(0.27)	(0.07)	11.87	7.19	261,993	0.12	0.15	1.57	19
2009	10.33	0.26	#	—	†	1.44	(0.26)	(0.38)	11.39	16.58	284,750	0.12	0.16	2.37	32
2008	13.02	0.42	#	0.03		(2.17)	(0.42)	(0.55)	10.33	(13.11)	246,617	0.12	0.15	3.36	17
2007	13.15	0.43	#	0.21		0.21	(0.44)	(0.54)	13.02	6.48	313,829	0.13	0.16	3.13	13
2006	12.94	0.40	#	0.17		0.20	(0.41)	(0.15)	13.15	5.99	308,802	0.13	0.18	3.08	9
Balanced Allocation Fund

GS4 Class
2011(6)	$12.12	$0.08	#	$0.01		$0.45	$—	$—	$12.66	4.46%	$1,163,863	0.12%	0.13%	1.25%	3%
2010	11.14	0.23	#	0.09		1.00	(0.34)	—	12.12	11.87	1,120,981	0.12	0.12	1.95	17
2009	9.20	0.26	#	0.05		1.97	(0.27)	(0.07)	11.14	25.05	1,132,991	0.12	0.13	2.58	19
2008	14.13	0.39	#	0.13		(3.99)	(0.43)	(1.03)	9.20	(24.41)	905,743	0.12	0.13	3.05	19
2007	14.61	0.41	#	0.48		0.16	(0.48)	(1.05)	14.13	7.16	1,348,204	0.13	0.13	2.68	7
2006	14.20	0.36	#	0.39		0.50	(0.40)	(0.44)	14.61	8.78	1,400,001	0.13	0.14	2.44	7
Growth Allocation Fund

GS4 Class
2011(6)	$12.28	$0.06	#	$—	†	$0.60	$—	$—	$12.94	5.37%	$872,509	0.12%	0.13%	0.91%	10%
2010	11.11	0.16	#	0.05		1.31	(0.27)	(0.08)	12.28	13.65	841,926	0.12	0.13	1.43	8
2009	8.86	0.18	#	0.02		2.25	(0.15)	(0.05)	11.11	27.96	840,810	0.12	0.13	1.88	11
2008	15.34	0.28	#	0.13		(5.50)	(0.29)	(1.10)	8.86	(32.98)	667,769	0.12	0.13	2.15	13
2007	16.05	0.30	#	0.78		0.07	(0.43)	(1.43)	15.34	7.16	1,095,092	0.13	0.13	1.80	5
2006	15.45	0.27	#	0.63		0.81	(0.35)	(0.76)	16.05	11.03	1,137,039	0.13	0.14	1.66	7
Aggressive Allocation Fund

GS4 Class
2011(6)	$11.79	$0.03	#	$—	†	$0.70	$— †	$—	$12.52	6.19%	$777,753	0.12%	0.13%	0.55%	11%
2010	10.43	0.10	#	—	†	1.48	(0.10)	(0.12)	11.79	15.16	745,493	0.12	0.13	0.91	1
2009	8.13	0.10	#	—	†	2.38	(0.10)	(0.08)	10.43	30.82	729,734	0.12	0.14	1.17	3
2008	16.31	0.16	#	0.12		(7.01)	(0.14)	(1.31)	8.13	(41.05)	547,313	0.12	0.13	1.21	7
2007	17.23	0.17	#	1.11		(0.04)	(0.36)	(1.80)	16.31	7.17	1,000,850	0.13	0.13	0.94	2
2006	16.28	0.15	#	0.88		1.13	(0.28)	(0.93)	17.23	13.20	1,031,999	0.13	0.14	0.90	4

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,447,726	$3,447,726
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,052,168	44,206,469
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,051,794	11,180,576
GuideStone Equity Index Fund (GS2 Class)¥	90,514	799,241
GuideStone Value Equity Fund (GS2 Class)¥	667,527	5,019,806
GuideStone Growth Equity Fund (GS2 Class)¥	409,721	5,162,480
GuideStone Small Cap Equity Fund (GS2 Class)¥	114,070	1,219,410
GuideStone International Equity Fund (GS2 Class)¥	490,697	5,324,065

Total Mutual Funds (Cost $72,377,094)		76,359,773

TOTAL INVESTMENTS — 99.9% (Cost $72,377,094)		76,359,773
Other Assets in Excess of Liabilities — 0.1%		108,716

NET ASSETS — 100.0%		$76,468,489

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.4
Domestic Equity Funds	16.0
International Equity Fund	7.0
Money Market Fund	4.5
Futures Contracts	4.2

104.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$76,359,773	$76,359,773	$—	$—

Total Assets — Investments in Securities	$76,359,773	$76,359,773	$—	$—

Other Financial Instruments***
Futures Contracts	$62,816	$62,816	$—	$—

Total Assets — Other Financial Instruments	$62,816	$62,816	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	17,410,328	$17,410,328
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,858,439	51,261,342
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	10,119,822	74,380,692
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,356,357	29,536,104
GuideStone Global Bond Fund (GS4 Class)¥	1,727,088	17,409,048
GuideStone Equity Index Fund (GS2 Class)¥	828,445	7,315,170
GuideStone Value Equity Fund (GS2 Class)¥	6,389,477	48,048,864
GuideStone Growth Equity Fund (GS2 Class)¥	3,892,195	49,041,662
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,115,930	11,929,296
GuideStone International Equity Fund (GS2 Class)¥	4,804,881	52,132,957

Total Mutual Funds (Cost $355,231,035)		358,465,463

TOTAL INVESTMENTS — 99.8% (Cost $355,231,035)		358,465,463
Other Assets in Excess of Liabilities — 0.2%		615,483

NET ASSETS — 100.0%		$359,080,946

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.1
Domestic Equity Funds	32.4
International Equity Fund	14.5
Money Market Fund	4.8
Futures Contracts	4.6

104.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$358,465,463	$358,465,463	$—	$—

Total Assets — Investments in Securities	$358,465,463	$358,465,463	$—	$—

Other Financial Instruments***
Futures Contracts	$355,754	$355,754	$—	$—

Total Assets — Other Financial Instruments	$355,754	$355,754	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	4,804,246	$4,804,246
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,980,452	17,328,951
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,381,903	24,856,986
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,430,382	9,697,987
GuideStone Global Bond Fund (GS4 Class)¥	580,945	5,855,930
GuideStone Equity Index Fund (GS2 Class)¥	838,912	7,407,596
GuideStone Value Equity Fund (GS2 Class)¥	6,887,194	51,791,701
GuideStone Growth Equity Fund (GS2 Class)¥	4,161,545	52,435,464
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,188,794	12,708,207
GuideStone International Equity Fund (GS2 Class)¥	5,186,414	56,272,595

Total Mutual Funds (Cost $249,968,941)		243,159,663

TOTAL INVESTMENTS — 99.9% (Cost $249,968,941)		243,159,663
Other Assets in Excess of Liabilities — 0.1%		326,221

NET ASSETS — 100.0%		$243,485,884

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.1
Bond Funds	23.7
International Equity Fund	23.1
Futures Contracts	2.0
Money Market Fund	2.0

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$243,159,663	$243,159,663	$—	$—

Total Assets — Investments in Securities	$243,159,663	$243,159,663	$—	$—

Other Financial Instruments***
Futures Contracts	$109,452	$109,452	$—	$—

Total Assets — Other Financial Instruments	$109,452	$109,452	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,112,171	$2,112,171
GuideStone Equity Index Fund (GS2 Class)¥	743,144	6,561,965
GuideStone Value Equity Fund (GS2 Class)¥	6,094,779	45,832,737
GuideStone Growth Equity Fund (GS2 Class)¥	3,723,528	46,916,448
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,052,820	11,254,643
GuideStone International Equity Fund (GS2 Class)¥	4,615,091	50,073,738

Total Mutual Funds (Cost $174,123,599)		162,751,702

TOTAL INVESTMENTS — 99.8% (Cost $174,123,599)		162,751,702
Other Assets in Excess of Liabilities — 0.2%		294,442

NET ASSETS — 100.0%		$163,046,144

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	67.8
International Equity Fund	30.7
Futures Contracts	1.5
Money Market Fund	1.3

101.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$162,751,702	$162,751,702	$—	$—

Total Assets — Investments in Securities	$162,751,702	$162,751,702	$—	$—

Other Financial Instruments***
Futures Contracts	$71,026	$71,026	$—	$—

Total Assets — Other Financial Instruments	$71,026	$71,026	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2011 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value (1)	$76,359,773	$358,465,463	$243,159,663	$162,751,702
Cash collateral for derivatives	106,400	718,550	327,950	286,000
Receivables:
Dividends	133	667	269	157
Investment securities sold	—	—	—	1,583
Fund shares sold	8,557	42,558	1,049	427
Variation margin	14,090	70,484	33,959	24,510
Receivable from advisor	1,682	—	—	—
Prepaid expenses and other assets	3,029	3,029	3,029	3,029

Total Assets	76,493,664	359,300,751	243,525,919	163,067,408

Liabilities
Payables:
Fund shares redeemed	18,350	178,814	10,463	2,327
Accrued expenses:
Investment advisory fees	—	30,237	19,938	10,467
Other expenses	6,825	10,754	9,634	8,470

Total Liabilities	25,175	219,805	40,035	21,264

Net Assets	$76,468,489	$359,080,946	$243,485,884	$163,046,144

Net Assets Consist of:
Paid-in-capital	$78,653,614	$381,285,073	$260,140,244	$184,419,045
Undistributed net investment income	1,330,258	10,046,268	3,850,667	3,415,654
Accumulated net realized loss on investments and futures transactions	(7,560,878)	(35,840,577)	(13,805,201)	(13,487,684)
Net unrealized appreciation (depreciation) on investments and futures	4,045,495	3,590,182	(6,699,826)	(11,300,871)

Net Assets	$76,468,489	$359,080,946	$243,485,884	$163,046,144

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$76,468,489	$359,080,946	$243,485,884	$163,046,144

GS2 shares outstanding	7,887,947	35,655,814	22,911,214	14,702,546

Net asset value, offering and redemption price per GS2 share	$9.69	$10.07	$10.63	$11.09

(1) Investments in securities of affiliated issuers, at cost	$72,377,094	$355,231,035	$249,968,941	$174,123,599

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2011 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income dividends received from affiliated funds	$660,377	$4,672,089	$2,453,491	$1,150,380
Interest	—	25,070	8,663	—

Total Investment Income	660,377	4,697,159	2,462,154	1,150,380

Expenses
Investment advisory fees	36,957	179,561	121,333	82,239
Transfer agent fees:
GS2 Shares	1,880	1,905	1,878	1,875
Custodian fees	2,318	9,029	6,963	6,010
Accounting and administration fees	5,826	13,263	10,132	8,056
Professional fees	23,827	23,827	23,827	23,827
Blue sky fees:
GS2 Shares	1,208	1,208	1,208	1,208
Shareholder reporting fees	68	91	62	57
Trustee expenses	255	1,224	813	551
Line of credit facility fees	398	1,954	1,293	869
Other expenses	7,616	8,154	7,542	7,617

Total Expenses	80,353	240,216	175,051	132,309
Expenses waived/reimbursed net of amount recaptured(1)	(25,406)	—	—	(8,286)

Net expenses	54,947	240,216	175,051	124,023

Net Investment Income	605,430	4,456,943	2,287,103	1,026,357

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	86,131	378,432	192,090	85,461
Net realized loss on investment securities of affiliated issuers	(466,124)	(5,047,342)	(2,411,778)	(1,797,697)
Net realized gain on investment securities of unaffiliated issuers	—	43,854	9,332	2
Net realized gain on futures transactions	(15,367)	169,504	164,228	166,549

Net realized loss	(395,360)	(4,455,552)	(2,046,128)	(1,545,685)

Change in unrealized appreciation on investment securities of affiliated issuers	1,817,348	15,105,800	12,263,915	10,246,580
Change in unrealized appreciation on investment securities of unaffiliated issuers	—	(11,599)	(3,886)	(35)
Change in unrealized appreciation on futures	62,816	297,766	58,764	9,682

Net change in unrealized appreciation	1,880,164	15,391,967	12,318,793	10,256,227

Net Realized and Unrealized Gain	1,484,804	10,936,415	10,272,665	8,710,542

Net Increase in Net Assets Resulting from Operations	$2,090,234	$15,393,358	$12,559,768	$9,736,899

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$605,430	$1,702,970	$4,456,943	$11,905,320
Net realized loss on investment securities and futures transactions	(395,360)	(676,355)	(4,455,552)	(3,548,295)
Net change in unrealized appreciation (depreciation) on investment securities and futures	1,880,164	3,826,228	15,391,967	30,022,672

Net increase in net assets resulting from operations	2,090,234	4,852,843	15,393,358	38,379,697

Dividends to Shareholders:
Dividends from net investment income(1)	—	(2,200,764)	—	(15,332,084)

Total dividends	—	(2,200,764)	—	(15,332,084)

Capital Share Transactions:
Proceeds from GS2 shares sold	7,002,293	11,578,089	11,583,394	20,143,207
Reinvestment of dividends and distributions into GS2 shares	—	2,196,344	—	15,298,336
Value of GS2 shares redeemed	(4,549,554)	(8,731,188)	(15,384,835)	(37,676,116)

Net increase (decrease) from capital share transactions(2)	2,452,739	5,043,245	(3,801,441)	(2,234,573)

Total increase in net assets	4,542,973	7,695,324	11,591,917	20,813,040

Net Assets:
Beginning of Period	71,925,516	64,230,192	347,489,029	326,675,989

End of Period*	$76,468,489	$71,925,516	$359,080,946	$347,489,029

*Including undistributed net investment income	$1,330,258	$724,828	$10,046,268	$5,589,325

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
(Unaudited)		(Unaudited)

$2,287,103	$5,592,851	$1,026,357	$2,390,609
(2,046,128)	(2,107,102)	(1,545,685)	(3,843,054)
12,318,793	24,894,782	10,256,227	22,255,533

12,559,768	28,380,531	9,736,899	20,803,088

—	(6,706,135)	—	(2,510,802)

—	(6,706,135)	—	(2,510,802)

6,186,700	12,756,146	3,705,943	8,533,321
—	6,685,451	—	2,509,149
(8,817,701)	(16,618,041)	(7,706,769)	(15,288,566)

(2,631,001)	2,823,556	(4,000,826)	(4,246,096)

9,928,767	24,497,952	5,736,073	14,046,190

233,557,117	209,059,165	157,310,071	143,263,881

$243,485,884	$233,557,117	$163,046,144	$157,310,071

$3,850,667	$1,563,564	$3,415,654	$2,389,297

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(3)	Expenses, Gross(3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund I
GS2 Class
2011(6)	$9.42	$0.08	#	$0.01		$0.18	$—	$—	$9.69	2.87%	$76,468	0.15%	0.22%	1.65%	7%
2010	9.06	0.23	#	0.10		0.33	(0.30)	—	9.42	7.25	71,926	0.15	0.20	2.50	12
2009	8.00	0.32	#	—	†	1.05	(0.31)	—	9.06	17.13	64,230	0.15	0.23	3.70	35
2008	9.86	0.49		0.03		(1.81)	(0.39)	(0.18)	8.00	(12.98)	54,317	0.15	0.22	5.21	25
2007	10.05	0.50		0.23		(0.07)	(0.54)	(0.31)	9.86	6.55	67,231	0.16	0.22	4.77	25
2006	10.15	0.46		0.19		(0.02)	(0.49)	(0.24)	10.05	6.21	57,188	0.17	0.30	4.53	16
Balanced Allocation Fund I
GS2 Class
2011(6)	$9.64	$0.12	#	$0.01		$0.30	$—	$—	$10.07	4.46%	$359,081	0.14%	0.14%	2.53%	4%
2010	9.00	0.33	#	0.15		0.60	(0.44)	—	9.64	12.04	347,489	0.13	0.13	3.56	19
2009	7.53	0.37	#	0.08		1.46	(0.44)	—	9.00	25.28	326,676	0.14	0.14	4.46	20
2008	11.07	0.51	#	0.17		(3.38)	(0.42)	(0.42)	7.53	(24.26)	260,123	0.14	0.14	5.16	23
2007	11.35	0.55	#	0.66		(0.38)	(0.62)	(0.49)	11.07	7.32	353,793	0.16	0.14	4.62	12
2006	11.32	0.46	#	0.45		0.09	(0.50)	(0.47)	11.35	8.85	262,451	0.17	0.18	3.93	13
Growth Allocation Fund I
GS2 Class
2011(6)	$10.08	$0.10	#	$0.01		$0.44	$—	$—	$10.63	5.46%	$243,486	0.15%	0.15%	1.92%	4%
2010	9.13	0.24	#	0.07		0.94	(0.30)	—	10.08	13.68	233,557	0.14	0.14	2.60	13
2009	7.35	0.26	#	0.04		1.78	(0.30)	—	9.13	28.22	209,059	0.15	0.15	3.28	13
2008	12.53	0.39	#	0.16		(4.69)	(0.34)	(0.70)	7.35	(32.82)	161,815	0.15	0.14	3.65	18
2007	12.96	0.41		0.92		(0.37)	(0.58)	(0.81)	12.53	7.40	251,579	0.16	0.15	3.20	9
2006	12.62	0.34		0.73		0.35	(0.44)	(0.64)	12.96	11.21	187,536	0.17	0.20	2.73	9
Aggressive Allocation Fund I
GS2 Class
2011(6)	$10.44	$0.07	#	$0.01		$0.57	$—	$—	$11.09	6.23%	$163,046	0.15%	0.16%	1.27%	3%
2010	9.21	0.16	#	—	†	1.24	(0.17)	—	10.44	15.23	157,310	0.15	0.16	1.67	5
2009	7.20	0.16	#	—	†	2.06	(0.21)	—	9.21	30.87	143,264	0.15	0.17	2.10	5
2008	14.07	0.24	#	0.14		(6.15)	—	(1.10)	7.20	(40.87)	109,556	0.15	0.16	2.08	10
2007	14.56	0.27		1.37		(0.56)	(0.52)	(1.05)	14.07	7.38	198,847	0.16	0.15	1.81	7
2006	14.01	0.21		1.09		0.57	(0.36)	(0.96)	14.56	13.33	142,218	0.17	0.21	1.47	8

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

MONEY MARKET FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.6%
Federal Home Loan Bank
0.11%, 07/15/11†	$10,000,000	$9,998,739
Federal Home Loan Mortgage Corporation
0.13%, 07/05/11†	10,000,000	9,991,869
0.16%, 07/05/11†	10,000,000	9,996,921
0.15%, 07/18/11†	6,000,000	5,998,476
Federal National Mortgage Association
0.10%, 07/11/11†	12,697,000	12,696,732
0.22%, 07/20/11†	7,000,000	6,997,911
0.18%, 07/26/11†	11,000,000	10,997,647
0.20%, 07/27/11	10,000,000	9,998,592

Total Agency Obligations (Cost $76,676,887)		76,676,887

CERTIFICATES OF DEPOSIT — 20.5%
Bank of Montreal CHI
0.27%, 07/25/11†	14,000,000	14,000,000
0.24%, 07/29/11†	6,000,000	6,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd.
0.30%, 08/02/11	20,000,000	20,000,000
0.23%, 08/22/11	25,000,000	25,000,000
BNP Paribas SA NY
0.32%, 09/02/11	12,000,000	12,000,000
Canadian Imperial Bank of Commerce NY
0.24%, 07/18/11†	8,295,000	8,295,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY
0.28%, 07/15/11†	12,000,000	12,000,000
Deutsche Bank AG NY
0.26%, 07/05/11†	10,000,000	10,000,000
National Australia Bank NY
0.27%, 07/11/11†	10,000,000	10,000,000
0.28%, 07/11/11†	20,000,000	20,000,000
Rabobank Nederlad NV NY
0.34%, 10/05/11	16,000,000	16,000,000
Royal Bank of Canada NY
0.30%, 07/08/11†	5,000,000	5,000,000
0.25%, 08/31/11†	13,000,000	13,000,000
Societe Generale NY
0.28%, 07/12/11	15,000,000	15,000,046
0.26%, 08/23/11†	3,500,000	3,500,000
0.27%, 10/03/11†	3,000,000	3,000,000
Toronto Dominion Bank NY
0.27%, 07/12/11†	6,500,000	6,500,000
0.33%, 09/06/11	7,000,000	7,000,000
UBS AG Stamford
0.23%, 07/18/11†	7,500,000	7,500,000
0.35%, 10/13/11	20,000,000	20,000,000
Westpac Banking Corporation NY
0.27%, 07/05/11†	15,000,000	15,000,000
0.29%, 07/05/11†	10,000,000	9,999,693
0.30%, 07/18/11†	22,000,000	22,000,000

Total Certificates of Deposit (Cost $280,794,739)		280,794,739

COMMERCIAL PAPER — 47.9%
Alpine Securitization
0.25%, 07/05/11	15,713,000	15,712,563
Atlantis One Funding Corporation
0.14%, 07/07/11	15,000,000	14,999,650
Bank of Nova Scotia
0.04%, 07/05/11	30,000,000	29,999,867
Barclays Funding Corporation
0.27%, 07/18/11	8,000,000	7,998,980
BPCE SA
0.23%, 08/11/11	16,149,000	16,144,770
0.28%, 08/16/11	25,000,000	24,991,215
0.26%, 08/24/11	10,571,000	10,566,877
Commonwealth Bank of Australia
0.32%, 10/06/11	15,000,000	14,999,543
Credit Agricole North America, Inc.
0.25%, 07/25/11	30,000,000	29,995,000
0.26%, 09/02/11	14,000,000	13,993,630
Deutsche Bank Financial LLC
0.01%, 07/01/11	16,066,000	16,066,000
DnB NOR Bank ASA
0.27%, 07/05/11	15,000,000	14,999,550
Fairway Finance Corporation
0.10%, 07/05/11	10,000,000	9,999,889
0.23%, 09/02/11	15,000,000	15,000,000
0.21%, 11/04/11	23,000,000	23,000,000
Fortis Funding LLC
0.36%, 09/06/11	15,000,000	14,989,950
Gotham Funding
0.17%, 07/11/11	10,000,000	9,999,528
ING Funding LLC
0.11%, 07/06/11	25,000,000	24,999,618
0.30%, 11/10/11	9,500,000	9,489,550
Kells Funding LLC
0.36%, 02/10/12	13,000,000	13,000,000
0.35%, 03/01/12	10,000,000	10,000,000
0.28%, 03/08/12	10,000,000	10,000,000
Metlife Short Term Fund
0.24%, 07/25/11	26,100,000	26,095,824
0.24%, 10/03/11	20,000,000	19,987,467
Mont Blanc Capital Corporation
0.07%, 07/01/11	11,000,000	11,000,000
0.12%, 07/05/11	5,000,000	4,999,933
Nieuw Amsterdam Receivables Corporation
0.00%, 07/06/11	10,000,000	9,999,632
0.12%, 07/06/11	12,000,000	11,999,800
Regency Markets No. 1 LLC
0.15%, 07/15/11	23,966,000	23,964,602
0.17%, 07/18/11	10,500,000	10,499,157
Scaldis Capital LLC
0.26%, 07/26/11	15,000,000	14,997,292
0.25%, 07/27/11	15,000,000	14,997,292
0.25%, 08/05/11	20,000,000	19,995,139
Solitaire Funding LLC
0.24%, 08/10/11	20,000,000	19,994,667
0.22%, 09/07/11	7,865,000	7,861,731
0.21%, 09/16/11	16,000,000	15,992,813
Sumitomo Mitsui Banking Corporation
0.26%, 07/11/11	15,000,000	14,998,917
0.29%, 08/12/11	15,000,000	14,995,012
0.28%, 08/19/11	10,000,000	9,996,189
Surrey Funding Corporation
0.21%, 08/10/11	10,000,000	9,997,667

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sydney Capital Corporation
0.30%, 08/12/11	$15,000,000	$14,994,750
Thunder Bay Funding LLC
0.13%, 07/18/11	20,000,000	19,998,772
Victory Receivables Corporation
0.23%, 07/12/11	10,000,000	9,999,297

Total Commercial Paper (Cost $658,312,133)		658,312,133

CORPORATE BONDS — 3.5%
Royal Bank Scotland PLC
0.52%, 09/19/11	24,000,000	24,000,000
Sumitomo Mitsui Banking Corporation NY
0.17%, 07/05/11	9,000,000	9,000,000
0.16%, 07/08/11	15,000,000	15,000,000

Total Corporate Bonds (Cost $48,000,000)		48,000,000

MUNICIPAL BONDS — 14.5%
California Housing Finance Agency, Multi-Family III, Series E Revenue Bond (LOC-Fannie Mae, Freddie Mac)
0.07%, 07/07/11†	10,900,000	10,900,000
California Housing Finance Agency, Series D Revenue Bond
0.08%, 07/07/11†	14,600,000	14,600,000
California Pollution Control Financing Authority, Series E Pollution Control Revenue Bonds (LOC-Bank One N.A.)
0.03%, 07/01/11†	5,800,000	5,800,000
California Statewide Communities Development Authority, Hallmark House Apartments, Series ZZ Revenue Bond
0.09%, 07/07/11†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Series B Revenue Bond
0.09%, 07/07/11†	17,100,000	17,100,000
City of Chicago Wastewater Transmission, Series C-1 Revenue Bond
0.04%, 07/01/11†	4,000,000	4,000,000
City of Philadelphia, Series 2009B General Obligation Bond (LOC-Wachovia Bank N.A.)
0.06%, 07/07/11†	10,000,000	10,000,000
Connecticut State Health & Educational Facilities Authority, Series K2 Yale-New Haven Hospital Revenue Bond (LOC-JPMorgan Chase Bank)
0.05%, 07/07/11†	12,805,000	12,805,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Series A Revenue Bonds
0.08%, 07/07/11†	10,000,000	10,000,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project Revenue Bond Series A
0.09%, 07/07/11†	27,575,000	27,575,000
New York City Housing Development Corporation, Series A Multi-Family Housing (155 West 21st Street) Revenue Bond
0.07%, 07/07/11†	3,100,000	3,100,000
New York City Housing Development Corporation, Series A Multi-Family Housing (90 West Street) Revenue Bond
0.07%, 07/07/11†	6,000,000	6,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing Revenue Bond
0.07%, 07/07/11†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Series A Revenue Bond (LOC-JPMorgan Chase Bank)
0.06%, 07/07/11†	8,000,000	8,000,000
New York City Municipal Water Finance Authority, Series B-1 Water and Sewer System Revenue Bond
0.06%, 07/07/11†	6,800,000	6,800,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Series A Revenue Bond
0.07%, 07/07/11†	4,000,000	4,000,000
New York State Housing Finance Agency, Series 2001-A The Victory Housing Revenue Bond
0.07%, 07/07/11†	2,700,000	2,700,000
New York State Housing Finance Agency, Series A 10 Barclay Street Housing Revenue Bond
0.07%, 07/07/11†	10,000,000	10,000,000
Pennsylvania Higher Educational Facilties Authority, Thomas Jefferson University, Series B Revenue Bond
0.07%, 07/07/11†	4,900,000	4,900,000
Sacramento Housing Authority, Multifamily Housing The Lofts at Natomas Apartments Revenue Bond Series F
0.09%, 07/07/11†	10,190,000	10,190,000

See Notes to Financial Statements.

	Par	Value
State of Texas, Veterans’ Housing Assistance Program, Series A-2 General Obligation Bond
0.15%, 07/07/11†	$7,700,000	$7,700,000
Wisconsin Housing & Economic Development Authority, Series B Home Ownership Revenue Bond
0.07%, 07/07/11†	8,500,000	8,500,000
Wisconsin Housing & Economic Development Authority, Series D Home Ownership Revenue Bond
0.19%, 07/07/11†	5,350,000	5,350,000

Total Municipal Bonds (Cost $199,440,000)		199,440,000

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Notes
1.00%, 09/30/11Δ	13,000,000	13,025,631
1.00%, 10/31/11Δ	20,000,000	20,059,504
4.63%, 10/31/11	20,000,000	20,289,271
0.75%, 11/30/11Δ	40,000,000	40,091,222

Total U.S. Treasury Obligations (Cost $93,465,628)		93,465,628

VARIABLE RATE OBLIGATIONS — 1.2%
KBC Bank NV NY
1.90%, 07/01/11†	6,690,000	6,690,000
Royal Bank of Canada NY
0.25%, 07/01/11†	10,000,000	10,000,000

Total Variable Rate Obligations (Cost $16,690,000)		16,690,000

	Shares
MONEY MARKET FUND — 3.8%
Northern Institutional Liquid Assets Portfolio§ (Cost $51,917,671)	51,917,671	51,917,671

TOTAL INVESTMENTS — 103.8% (Cost $1,425,297,058)		1,425,297,058
Liabilities in Excess of Other Assets — (3.8)%		(51,742,066)

NET ASSETS — 100.0%		$1,373,554,992

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	47.9
Certificates of Deposit	20.5
Municipal Bonds	14.5
U.S. Treasury Obligations	6.8
Agency Obligations	5.6
Money Market Fund	3.8
Corporate Bonds	3.5
Variable Rate Obligations	1.2

103.8

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$76,676,887	$—	$76,676,887	$—
Certificates of Deposit	280,794,739	—	280,794,739	—
Commercial Paper	658,312,133	—	658,312,133	—
Corporate Bonds	48,000,000	—	48,000,000	—
Money Market Funds	51,917,671	51,917,671	—	—
Municipal Bonds	199,440,000	—	199,440,000	—
U.S. Treasury Obligations	93,465,628	—	93,465,628	—
Variable Rate Obligations	16,690,000	—	16,690,000	—

Total Assets — Investments in Securities	$1,425,297,058	$51,917,671	$1,373,379,387	$—

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.4%
Federal Farm Credit Bank
1.38%, 06/25/13	$1,150,000	$1,171,621
Federal Home Loan Bank
0.04%, 07/13/11	5,900,000	5,899,902
5.38%, 06/13/14	895,000	1,010,639
Federal National Mortgage Association
5.25%, 08/01/12	1,580,000	1,662,571
Small Business Administration
6.95%, 11/01/16	309,451	338,730

Total Agency Obligations (Cost $9,874,266)		10,083,463

ASSET-BACKED SECURITIES — 8.5%
AmeriCredit Automobile Receivables Trust
1.39%, 09/18/15	500,000	501,863
2.33%, 03/08/16	580,000	581,450
Asset-Backed Securities Corporation Home Equity
0.46%, 09/25/34†	100,868	90,958
Bank of America Auto Trust
2.67%, 07/15/13 144A	589,178	593,156
Bear Stearns Asset-Backed Securities Trust
0.24%, 11/25/36†	113,855	109,462
1.19%, 10/25/37†	1,022,467	630,261
0.38%, 01/25/47†	876,975	835,494
BNC Mortgage Loan Trust
0.31%, 11/25/36†	880,113	838,784
0.25%, 03/25/37†	772,811	720,702
Bumper 2 SA
2.59%, 05/20/26(E)†	1,100,000	1,597,988
Capital One Multi-Asset Execution Trust
0.32%, 08/15/14†	2,000,000	2,000,160
Cars Alliance Funding PLC
1.39%, 10/08/23(E)†	340,532	492,259
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	1,090,271	1,112,818
Citibank Omni Master Trust
2.29%, 05/16/16 144A†	2,875,000	2,909,604
4.90%, 11/15/18 144A	630,000	681,725
Conseco Financial Corporation
6.04%, 11/01/29	16,443	16,627
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	784,146	547,935
Daimler Chrysler Auto Trust
5.28%, 03/08/13	1,295,763	1,315,831
DT Auto Owner Trust
4.36%, 12/15/16 144A	405,000	405,544
FHLMC Structured Pass-Through Securities
0.45%, 08/25/31†	843,816	819,243
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	707,138
Ford Credit Auto Owner Trust
2.17%, 10/15/13	1,722,619	1,737,948
2.98%, 08/15/14	1,255,000	1,295,575
Globaldrive BV
4.00%, 10/20/16(E)	1,075,978	1,571,892
2.03%, 04/20/19(E)†	790,000	1,145,625
GSR Mortgage Loan Trust
2.79%, 09/25/35	699,630	664,951
Hyundai Capital Auto Funding, Ltd.
1.19%, 09/20/16 144A†	1,460,000	1,450,449
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	170,000	126,254
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	676,416	983,942
MBNA Credit Card Master Note Trust
1.39%, 02/20/14(E)†	715,000	1,035,676
Penarth Master Issuer PLC
0.85%, 05/18/15 144A†	610,000	609,655
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	179,070	182,883
Residential Asset Mortgage Products, Inc.
0.31%, 12/25/36†	476,454	468,413
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	1,980,000	1,989,966
1.66%, 08/15/16 144A	903,054	903,324
2.01%, 08/15/16 144A	820,116	820,116
Santander Drive Auto Receivables Trust
1.01%, 07/15/13 144A	940,000	941,030
1.37%, 08/15/13 144A	1,293,654	1,297,219
3.11%, 05/16/16 144A	420,000	422,568
3.10%, 05/15/17 144A	1,002,563	1,003,816
2.06%, 06/15/17 144A	405,102	404,508
2.86%, 06/15/17 144A	448,697	448,129
3.35%, 06/15/17 144A	650,000	649,417
SLC Student Loan Trust
0.40%, 01/15/19†	856,680	837,958
SLM Student Loan Trust
0.27%, 07/25/17†	1,063,647	1,055,963
1.84%, 12/15/17 144A†	923,219	929,568
1.57%, 01/25/18†	3,975,000	4,083,518
0.45%, 06/15/21†	1,329,947	1,297,180
0.65%, 03/15/22†	906,205	882,268
0.38%, 10/25/24†	750,000	730,924
6.19%, 07/15/42 144A†	5,730,223	5,455,397
3.50%, 08/17/43 144A†	3,816,393	3,823,317
3.44%, 05/16/44 144A†	1,954,519	2,056,837
Soundview Home Equity Loan Trust
1.04%, 08/25/31†	582,349	569,658
Structured Asset Securities Corporation
1.69%, 04/25/35†	953,612	763,456
0.24%, 10/25/36†	21,170	21,117
Turbo Finance
2.48%, 01/20/19(U)†	1,151,027	1,850,119
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14	1,070,709	1,108,907
Wells Fargo Home Equity Trust
0.28%, 04/25/37†	535,681	518,516

Total Asset-Backed Securities (Cost $63,980,694)		63,647,061

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CORPORATE BONDS — 24.6%
3M Co.
4.50%, 11/01/11	$590,000	$598,551
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	1,911,227	1,984,241
AES Corporation
7.75%, 03/01/14	375,000	406,875
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	632,006
2.50%, 07/15/13Δ	810,000	825,134
5.50%, 09/14/15	310,000	343,591
Airgas, Inc.
2.85%, 10/01/13	1,440,000	1,477,122
Allstate Corporation
6.20%, 05/16/14	300,000	339,744
American Airlines Pass Through Trust
5.25%, 07/31/22Δ	620,000	606,050
American Express Bank FSB
5.50%, 04/16/13Δ	1,015,000	1,086,307
American Express Credit Corporation
1.10%, 06/24/14†	920,000	921,891
American Honda Finance Corporation
2.38%, 03/18/13 144A	300,000	305,823
American International Group, Inc.
1.51%, 07/19/13(E)†	400,000	558,887
3.75%, 11/30/13 144A	400,000	409,502
3.65%, 01/15/14Δ	1,610,000	1,641,540
8.25%, 08/15/18 144A	1,350,000	1,551,321
AvalonBay Communities, Inc.
6.13%, 11/01/12	317,000	337,427
BAE Systems Holdings, Inc.
6.40%, 12/15/11 144A	1,420,000	1,457,487
Bank of America Corporation
5.38%, 09/11/12Δ	800,000	838,731
4.90%, 05/01/13	400,000	421,571
4.50%, 04/01/15	1,240,000	1,297,534
5.65%, 05/01/18	1,200,000	1,266,986
Bank of New York Mellon Corporation
4.30%, 05/15/14	790,000	854,539
BB&T Corporation
3.38%, 09/25/13Δ	400,000	417,199
0.97%, 04/28/14†Δ	310,000	310,694
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12	500,000	514,066
Best Buy Co., Inc.
3.75%, 03/15/16	500,000	502,932
Boston Scientific Corporation
4.50%, 01/15/15Δ	700,000	738,663
6.40%, 06/15/16	156,000	175,895
Broadcom Corporation
1.50%, 11/01/13 144A	520,000	521,508
Brocade Communications Systems Inc
6.63%, 01/15/18	910,000	964,600
Burlington Northern Santa Fe LLC
6.75%, 07/15/11Δ	600,000	601,001
7.00%, 02/01/14Δ	365,000	415,757
Cadbury Schweppes US Finance LLC
5.13%, 10/01/13 144A	1,000,000	1,083,809
Capital One Financial Corporation
6.25%, 11/15/13Δ	1,210,000	1,332,819
CareFusion Corporation
4.13%, 08/01/12	1,720,000	1,773,305
Case New Holland, Inc.
7.75%, 09/01/13	550,000	598,125
Caterpillar Financial Services Corporation
5.75%, 02/15/12	575,000	594,033
2.00%, 04/05/13Δ	540,000	551,977
Cellco Partnership/Verizon Wireless Capital LLC
5.25%, 02/01/12	2,585,000	2,653,210
5.55%, 02/01/14	400,000	441,159
CenterPoint Energy, Inc.
6.85%, 06/01/15	710,000	820,080
CenturyLink, Inc.
5.50%, 04/01/13Δ	790,000	831,093
Charter Communications Operating LLC
8.00%, 04/30/12 144A	850,000	888,250
Chesapeake Energy Corporation
7.63%, 07/15/13Δ	1,100,000	1,204,500
Cisco Systems, Inc.
1.63%, 03/14/14	1,630,000	1,646,991
Citigroup, Inc.
5.30%, 10/17/12	275,000	288,702
1.11%, 02/15/13†Δ	730,000	727,498
2.26%, 08/13/13†	700,000	713,545
6.00%, 12/13/13	300,000	326,370
Coca-Cola Enterprises, Inc.
1.13%, 11/12/13	780,000	779,711
ConocoPhillips
4.75%, 10/15/12	1,000,000	1,052,790
4.75%, 02/01/14	400,000	436,724
Constellation Energy Group, Inc.
4.55%, 06/15/15	582,000	619,930
Consumers Energy Co.
5.38%, 04/15/13	475,000	510,412
Corn Products International, Inc.
3.20%, 11/01/15	200,000	204,185
COX Communications, Inc.
7.13%, 10/01/12	420,000	450,599
5.45%, 12/15/14	1,310,000	1,461,194
Crown Castle Towers LLC
4.52%, 01/15/35 144A	1,300,000	1,359,825
CSC Holdings LLC
8.50%, 04/15/14	550,000	611,875
CSX Corporation
5.75%, 03/15/13	1,225,000	1,318,570
CVS Caremark Corporation
5.75%, 08/15/11	975,000	980,633
Daimler Finance NA LLC
7.30%, 01/15/12	350,000	362,231
1.95%, 03/28/14 144AΔ	1,120,000	1,129,985
Danaher Corporation
1.30%, 06/23/14Δ	300,000	300,043
DIRECTV Holdings LLC
4.75%, 10/01/14	680,000	744,906

See Notes to Financial Statements.

	Par	Value
Domtar Corporation
7.13%, 08/15/15	$980,000	$1,100,050
Dow Chemical Co.
4.85%, 08/15/12	1,500,000	1,567,110
Dr Pepper Snapple Group, Inc.
1.70%, 12/21/11	620,000	623,656
DTE Energy Co.
0.96%, 06/03/13†	630,000	632,043
eBay, Inc.
0.88%, 10/15/13	330,000	329,448
Eli Lilly & Co.
3.55%, 03/06/12Δ	200,000	204,406
Enterprise Products Operating LLC
6.13%, 02/01/13	1,005,000	1,076,137
6.38%, 02/01/13	750,000	805,254
5.65%, 04/01/13	1,030,000	1,105,274
EOG Resources, Inc.
1.02%, 02/03/14†	2,900,000	2,929,786
Equifax, Inc.
4.45%, 12/01/14	140,000	150,151
ERAC USA Finance LLC
2.75%, 07/01/13 144A	370,000	377,655
2.25%, 01/10/14 144A	330,000	333,494
Exelon Generation Co. LLC
5.35%, 01/15/14	808,000	875,049
Express Scripts, Inc.
5.25%, 06/15/12	550,000	572,339
FDIC Structured Sale Guaranteed Notes
0.00%, 10/25/12 144AΩ	1,700,000	1,675,059
0.00%, 10/25/13 144AΩ	2,300,000	2,231,540
Florida Power Corporation
6.65%, 07/15/11	600,000	600,935
Ford Motor Credit Co., LLC
7.50%, 08/01/12Δ	3,000,000	3,142,458
7.00%, 10/01/13Δ	550,000	589,147
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17Δ	1,512,000	1,653,753
Frontier Communications Corporation
6.25%, 01/15/13	830,000	870,462
General Electric Capital Corporation
1.13%, 01/15/13†Δ	700,000	706,282
1.88%, 09/16/13Δ	200,000	202,392
1.14%, 01/07/14†	2,800,000	2,818,040
5.90%, 05/13/14	460,000	511,358
3.75%, 11/14/14	660,000	699,168
6.50%, 09/15/67 144A(U)†	200,000	317,781
Genzyme Corporation
3.63%, 06/15/15	395,000	418,545
Georgia Power Co.
1.30%, 09/15/13	720,000	725,138
Georgia-Pacific LLC
8.25%, 05/01/16 144A	910,000	1,031,980
Gilead Sciences, Inc.
1.63%, 05/01/16 144AΔ	540,000	628,425
Goldman Sachs Group, Inc.
1.27%, 02/07/14†Δ	910,000	903,138
6.00%, 05/01/14	139,000	152,578
3.70%, 08/01/15Δ	350,000	356,729
1.78%, 05/23/16(E)†Δ	2,900,000	3,986,270
Hartford Financial Services Group, Inc.
4.00%, 03/30/15Δ	320,000	330,159
Hartford Life Institutional Funding
5.38%, 01/17/12(U)	900,000	1,471,336
HCP, Inc.
2.70%, 02/01/14Δ	210,000	213,160
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	585,980
Hewlett-Packard Co.
4.25%, 02/24/12	486,000	497,781
Host Hotels & Resorts LP
6.75%, 06/01/16	850,000	881,875
Hyundai Capital America
3.75%, 04/06/16 144A	190,000	190,789
Icahn Enterprises LP
7.75%, 01/15/16Δ	600,000	618,750
International Business Machines Corporation
2.10%, 05/06/13Δ	1,250,000	1,282,438
1.00%, 08/05/13Δ	700,000	702,374
Interpublic Group of Cos.
6.25%, 11/15/14	700,000	778,750
Jabil Circuit, Inc.
7.75%, 07/15/16Δ	500,000	556,250
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	556,038
John Deere Capital Corporation
1.60%, 03/03/14	1,520,000	1,538,050
JPMorgan Chase & Co.
5.38%, 10/01/12	300,000	317,113
4.75%, 05/01/13Δ	325,000	346,123
3.15%, 07/05/16Δ	661,000	665,809
KeyCorp
3.75%, 08/13/15	360,000	372,002
Kraft Foods, Inc.
6.00%, 02/11/13Δ	950,000	1,024,752
2.63%, 05/08/13	230,000	236,729
5.25%, 10/01/13Δ	230,000	250,068
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	159,750
6.75%, 12/28/17#	2,600,000	3,900
6.88%, 05/02/18#	2,400,000	657,000
Life Technologies Corporation
3.38%, 03/01/13Δ	1,140,000	1,174,039
4.40%, 03/01/15	600,000	636,481
3.50%, 01/15/16	800,000	819,080
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,275,328
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	780,000	861,880
Merrill Lynch & Co., Inc.
6.05%, 08/15/12	400,000	421,198
5.45%, 02/05/13Δ	1,500,000	1,591,796
5.00%, 01/15/15	2,700,000	2,860,477
MetLife, Inc.
2.38%, 02/06/14	290,000	295,701
Metropolitan Life Global Funding I
2.88%, 09/17/12 144A	2,225,000	2,274,524
1.04%, 01/10/14 144A†	1,000,000	1,000,505
Microsoft Corporation
2.95%, 06/01/14	900,000	951,809

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MidAmerican Energy Co.
5.13%, 01/15/13	$515,000	$547,315
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	583,416
Morgan Stanley
6.60%, 04/01/12Δ	885,000	924,481
1.25%, 04/29/13†	1,010,000	1,008,708
6.00%, 05/13/14	755,000	822,828
6.00%, 04/28/15	400,000	433,998
Nabors Industries, Inc.
6.15%, 02/15/18Δ	1,650,000	1,826,586
9.25%, 01/15/19	2,300,000	2,919,496
National Rural Utilities Cooperative Finance Corporation
1.13%, 11/01/13	330,000	330,413
NBCUniversal Media LLC
2.10%, 04/01/14 144A	1,560,000	1,581,742
3.65%, 04/30/15 144A	550,000	577,967
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,181,664
New York Life Global Funding
0.56%, 04/04/14 144A†Δ	1,600,000	1,601,746
NextEra Energy Capital Holdings, Inc.
5.63%, 09/01/11	475,000	478,601
2.55%, 11/15/13	750,000	767,120
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	593,020
Nova Chemicals Corporation
8.38%, 11/01/16	1,250,000	1,381,250
Novartis Capital Corporation
4.13%, 02/10/14	210,000	226,455
Novus USA Trust 2010-1
1.51%, 11/18/11 144A†	840,000	834,797
Omnicare, Inc.
6.88%, 12/15/15	600,000	617,250
Oracle Corporation
3.75%, 07/08/14Δ	970,000	1,040,649
Overseas Private Investment Corporation
0.76%, 07/12/12Ω	2,100,000	2,541,185
5.75%, 04/15/14Ω	1,600,000	2,080,288
Owens Corning, Inc.
6.50%, 12/01/16	750,000	816,995
PACCAR Financial Corporation
0.64%, 04/05/13†	550,000	553,361
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	148,293
Praxair, Inc.
1.75%, 11/15/12	330,000	334,648
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	213,627
Prudential Financial, Inc.
3.63%, 09/17/12Δ	945,000	970,429
2.75%, 01/14/13	650,000	663,560
Regions Financial Corporation
4.88%, 04/26/13Δ	1,665,000	1,680,028
Reynolds Group
8.50%, 10/15/16 144A	1,250,000	1,309,375
SanDisk Corporation
1.50%, 08/15/17Δ	580,000	616,250
SBA Tower Trust
4.25%, 04/15/15 144A	510,000	537,047
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	149,054
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	1,008,813
Southwest Airlines Co.
10.50%, 12/15/11 144A	800,000	830,750
Sprint Capital Corporation
8.38%, 03/15/12Δ	1,000,000	1,045,000
SPX Corporation
7.63%, 12/15/14	785,000	871,350
Steel Dynamics, Inc.
6.75%, 04/01/15	1,250,000	1,281,250
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	622,692	632,917
Stryker Corporation
3.00%, 01/15/15Δ	450,000	468,488
Suntrust Bank
0.95%, 06/22/12(U)	560,000	883,584
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	699,399
Teck Resources, Ltd.
3.15%, 01/15/17	346,000	346,660
Tesoro Corporation
6.63%, 11/01/15	860,000	883,650
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	300,000	301,863
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	800,000	807,709
Texas Instruments, Inc.
0.88%, 05/15/13	680,000	681,712
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12	370,000	376,938
Time Warner Cable, Inc.
6.20%, 07/01/13	985,000	1,080,967
7.50%, 04/01/14	540,000	622,502
Time Warner, Inc.
3.15%, 07/15/15	290,000	300,193
Toyota Motor Credit Corporation
1.38%, 08/12/13	750,000	755,539
Union Bank NA
2.13%, 12/16/13	790,000	794,787
1.20%, 06/06/14†	3,000,000	3,000,033
Union Pacific Corporation
6.13%, 01/15/12	365,000	375,293
United Air Lines, Inc.
9.75%, 01/15/17	849,024	970,009
10.40%, 05/01/18	878,210	995,627
US Bancorp
1.38%, 09/13/13	720,000	723,648
Verizon Global Funding Corporation
6.88%, 06/15/12Δ	445,000	470,874
Vornado Realty LP REIT
4.25%, 04/01/15Δ	700,000	727,168
Wachovia Bank NA
4.80%, 11/01/14	360,000	385,078

See Notes to Financial Statements.

	Par	Value
Wachovia Corporation
5.30%, 10/15/11	$394,000	$399,255
Wells Fargo & Co.
3.68%, 06/15/16	725,000	745,659
Western Corporate Federal Credit Union
1.75%, 11/02/12	1,875,000	1,905,133
Windstream Corporation
8.13%, 08/01/13	550,000	599,500
WM Wrigley Jr Co.
3.70%, 06/30/14 144A	1,420,000	1,476,374
Xerox Corporation
1.08%, 05/16/14†	2,900,000	2,916,440
XTO Energy, Inc.
6.25%, 04/15/13Δ	600,000	657,154

Total Corporate Bonds (Cost $184,092,967)		183,342,036

FOREIGN BONDS — 21.4%
Australia — 0.8%
Asciano Finance, Ltd.
3.13%, 09/23/15 144AΔ	620,000	612,331
Australia & New Zealand Banking Group, Ltd.
0.53%, 06/18/12 144A†	1,575,000	1,577,093
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	859,576
National Australia Bank, Ltd.
0.77%, 01/08/13 144A†	930,000	933,632
Westfield Capital
5.13%, 11/15/14 144A	730,000	795,893
Westpac Banking Corporation
2.25%, 11/19/12	620,000	632,046
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	525,399

		5,935,970

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,057,322
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	733,425

		1,790,747

Brazil — 0.4%
Banco Bradesco SA
2.36%, 05/16/14 144A†	520,000	526,952
Banco do Brasil SA
4.50%, 01/22/15 144A	680,000	712,300
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	701,125
Brazilian Government International Bond
10.25%, 06/17/13Δ	280,000	331,100
Cia de Eletricidade do Estado Da Bahia
11.75%, 04/27/16(B) 144A	1,200,000	824,656

		3,096,133

Canada — 7.6%
Barrick Gold Corporation
1.75%, 05/30/14 144A	1,665,000	1,669,391
2.90%, 05/30/16	410,000	411,362
Caisse Centrale Desjardinsdu Quebec
1.70%, 09/16/13 144A	1,320,000	1,328,233
Canadian Government Bond
1.50%, 03/01/12(C)	20,700,000	21,510,229
2.00%, 08/01/13(C)	5,200,000	5,435,886
2.50%, 09/01/13(C)	6,700,000	7,074,163
2.25%, 08/01/14(C)	5,200,000	5,448,934
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144A	6,560,000	6,685,742
CDP Financial, Inc.
3.00%, 11/25/14 144A	735,000	765,193
Devon Financing Corporation ULC
6.88%, 09/30/11Δ	1,570,000	1,593,696
Manulife Financial Corporation
3.40%, 09/17/15	975,000	1,006,114
Province of Manitoba
1.38%, 04/28/14	1,000,000	1,009,948
Province of Ontario
1.88%, 11/19/12Δ	775,000	789,291
Rogers Communications, Inc.
6.25%, 06/15/13	1,300,000	1,426,404
6.38%, 03/01/14	320,000	359,123
TransCanada PipeLines, Ltd.
3.40%, 06/01/15Δ	360,000	378,245

		56,891,954

Cayman Islands — 0.3%
China Resources Land, Ltd.
4.63%, 05/19/16	750,000	742,975
IPIC GMTN, Ltd.
3.13%, 11/15/15 144AΔ	330,000	328,350
Petrobras International Finance Co.
3.88%, 01/27/16	1,190,000	1,217,748

		2,289,073

Chile — 0.7%
Banco Santander Chile
1.88%, 01/19/16 144A†	2,500,000	2,470,815
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	1,260,000	1,364,315
Chile Government International Bond
5.50%, 01/15/13	300,000	320,100
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144A	960,000	1,034,004

		5,189,234

Denmark — 0.2%
Danske Bank A/S
1.33%, 04/14/14 144A†Δ	950,000	950,785
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	459,632

		1,410,417

France — 2.0%
Banque PSA Finance
3.50%, 01/17/14(E)	550,000	792,219
2.15%, 04/04/14 144A†	2,000,000	1,997,872

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
BPCE SA
2.02%, 02/07/14 144A†	$2,300,000	$2,315,819
Dexia Credit Local
0.75%, 04/29/14 144A†	2,300,000	2,293,006
2.75%, 04/29/14 144A	1,400,000	1,420,957
RCI Banque SA
2.16%, 04/07/15(E)†	900,000	1,294,195
Sanofi-Aventis SA
0.45%, 03/28/13†	910,000	912,331
1.63%, 03/28/14Δ	510,000	516,277
Total Capital SA
3.00%, 06/24/15Δ	2,800,000	2,915,828
Veolia Environnement SA
5.25%, 06/03/13	520,000	557,778

		15,016,282

Germany — 0.4%
Deutsche Bank AG
5.38%, 10/12/12	2,600,000	2,743,796

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144AΔ	395,000	415,151

Ireland — 0.4%
DanFin Funding, Ltd.
0.98%, 07/16/13 144A†	2,800,000	2,800,608

Italy — 0.6%
Intesa Sanpaolo SpA
2.66%, 02/24/14 144A†Δ	2,900,000	2,895,102
Telecom Italia SpA
1.97%, 12/06/12(E)†	900,000	1,292,970

		4,188,072

Jersey — 0.1%
BAA Funding, Ltd.
3.98%, 02/15/12(E)	600,000	877,832

Luxembourg — 0.6%
Covidien International Finance SA
5.45%, 10/15/12	1,165,000	1,233,260
1.88%, 06/15/13	570,000	580,008
Gazprom Via Gaz Capital SA
9.25%, 04/23/19Δ	2,300,000	2,883,625

		4,696,893

Mexico — 0.6%
America Movil SAB de CV
5.50%, 03/01/14	852,000	937,041
3.63%, 03/30/15Δ	200,000	210,592
Mexico Government International Bond
6.38%, 01/16/13	760,000	822,700
Petroleos Mexicanos
4.88%, 03/15/15	1,250,000	1,359,375
5.50%, 01/21/21	1,400,000	1,474,900

		4,804,608

Netherlands — 1.0%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	1,500,000	1,575,648
ING Bank NV
1.30%, 03/15/13 144A†Δ	880,000	882,025
LeasePlan Corporation NV
3.00%, 05/07/12 144A	300,000	306,730
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,453,280
Shell International Finance BV
1.88%, 03/25/13	400,000	408,779
Volkswagen International Finance NV
0.70%, 10/01/12 144A†	1,700,000	1,705,088
0.86%, 04/01/14 144A†	1,200,000	1,205,062

		7,536,612

Norway — 0.3%
Eksportfinans ASA
5.00%, 02/14/12	1,125,000	1,156,739
Sparebank 1 Boligkreditt AS
1.25%, 10/25/13 144AΔ	370,000	369,831
Statoil ASA
2.90%, 10/15/14Δ	650,000	682,483

		2,209,053

Panama — 0.1%
Banco de Credito del Peru/Panama
4.75%, 03/16/16 144AΔ	930,000	925,350

Portugal — 0.4%
Obrigacoes do Tesouro
2.62%, 05/16/47(E)Ω	2,104,699	3,048,065

Qatar — 0.0%
Qatar Government International Bond
4.00%, 01/20/15	350,000	367,500

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12	600,000	632,280

South Korea — 0.5%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144AΔ	2,900,000	2,977,085
Korea National Oil Corporation
2.88%, 11/09/15 144A	770,000	757,122

		3,734,207

Spain — 0.1%
Telefonica Emisiones SAU
2.58%, 04/26/13	710,000	717,660

Supranational — 0.2%
Asian Development Bank
3.38%, 05/20/14(K)	6,400,000	1,184,456

Sweden — 0.8%
Nordea Bank AB
1.18%, 01/14/14 144A†Δ	2,900,000	2,927,573
Stadshypotek AB
1.45%, 09/30/13 144A	2,900,000	2,920,512

		5,848,085

Switzerland — 0.2%
Credit Suisse NY
1.24%, 01/14/14†Δ	1,200,000	1,205,693

United Kingdom — 2.7%
Anglo American Capital PLC
2.15%, 09/27/13 144A	360,000	364,940
Barclays Bank PLC
4.25%, 10/27/11(E)	1,000,000	1,462,419

See Notes to Financial Statements.

	Par	Value
2.50%, 01/23/13	$495,000	$504,298
1.32%, 01/13/14†	580,000	582,167
2.38%, 01/13/14Δ	2,900,000	2,936,230
5.93%, 09/24/49 144A†	3,800,000	3,553,000
BP Capital Markets PLC
5.25%, 11/07/13Δ	1,900,000	2,059,724
HSBC Bank PLC
1.63%, 07/07/14 144A	650,000	649,571
Lloyds TSB Bank PLC
2.62%, 01/24/14†	3,240,000	3,287,498
National Grid PLC
1.68%, 01/18/12(E)†	850,000	1,232,878
Royal Bank of Scotland PLC
3.25%, 01/11/14	780,000	791,212
Standard Chartered Bank
0.66%, 11/16/11†	690,000	690,974
Vedanta Resources PLC
6.75%, 06/07/16 144A	750,000	750,900
Vodafone Group PLC
0.54%, 02/27/12†Δ	950,000	951,120

		19,816,931

Total Foreign Bonds (Cost $154,676,947)		159,372,662

MORTGAGE-BACKED SECURITIES — 23.6%
Adjustable Rate Mortgage Trust
4.88%, 03/25/37†	2,795,036	1,415,518
American Home Mortgage Investment Trust
2.28%, 10/25/34†	778,848	695,426
American Home Mortgage Assets
1.20%, 11/25/46†	1,165,312	540,148
Arkle Master Issuer PLC
1.53%, 02/17/52(E)†	1,080,000	1,552,949
1.41%, 05/17/60 144A†	4,260,000	4,243,373
Arran Residential Mortgages Funding PLC
1.46%, 05/16/47 144A†	1,438,211	1,438,676
0.31%, 09/16/56 144A†	948,324	938,827
0.89%, 09/16/56(U)†	864,321	1,369,903
1.55%, 09/16/56(E)†	1,736,190	2,489,979
1.55%, 09/20/56(E)†	520,444	752,971
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	298,145	299,226
5.80%, 06/10/49†	998,362	1,028,199
Banc of America Funding Corporation
5.78%, 01/20/47†	922,279	611,595
Banc of America Mortgage Securities, Inc.
6.50%, 10/25/31	165,566	167,906
Bear Stearns Adjustable Rate Mortgage Trust
3.07%, 01/25/34†	398,349	381,648
3.15%, 07/25/34†	691,159	639,632
3.02%, 10/25/34†	321,896	296,080
2.71%, 03/25/35†	1,259,597	1,179,538
Bear Stearns Alt-A Trust
0.93%, 11/25/34†	382,213	338,586
2.92%, 09/25/35†	613,279	444,495
Bear Stearns Commercial Mortgage Securities
0.30%, 03/15/19 144A†	935,105	933,004
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	44,192	44,122
Countrywide Alternative Loan Trust
6.00%, 10/25/32	72,090	74,545
Countrywide Home Loan Mortgage Pass-Through Trust
0.73%, 02/25/35†	210,650	163,708
Credit Suisse First Boston Mortgage Securities Corporation
5.44%, 09/15/34	470,569	470,187
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	699,244	414,463
5.89%, 10/25/36 STEP	699,244	415,021
Extended Stay America Trust
2.95%, 11/05/27 144A	3,575,912	3,555,838
Fannie Mae Grantor Trust
3.31%, 02/25/32	202,668	211,267
FDIC Structured Sale Guaranteed Notes
3.00%, 09/30/19 144A	1,151,180	1,157,956
0.91%, 12/04/20 144A†	2,371,715	2,383,574
3.25%, 04/25/38 144A	786,656	805,123
0.74%, 02/25/48 144A†	679,162	679,784
FDIC Trust
2.18%, 05/25/50 144A	1,490,526	1,488,569
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	493,188	530,569
5.00%, 02/01/19	508,884	547,485
10.75%, 02/01/19	48,900	49,337
5.00%, 12/01/19	1,008,785	1,090,600
5.50%, 05/01/22	3,263,313	3,537,890
6.00%, 11/01/22	724,764	793,798
2.72%, 07/01/27†	17,224	18,134
2.29%, 06/01/33†	1,431,544	1,487,957
2.50%, 10/01/34†	380,803	398,678
2.58%, 08/01/35†	1,119,694	1,176,774
2.74%, 10/01/35†	922,413	971,672
2.35%, 04/01/36†	847,402	893,025
5.50%, 12/01/37	1,335,455	1,445,885
5.50%, 05/01/38	2,920,793	3,159,579
5.50%, 02/01/40	871,789	943,062
Federal Home Loan Mortgage Corporation REMIC
5.38%, 09/15/11	341,144	342,579
0.54%, 12/15/30†	201,203	201,276
Federal Housing Authority
7.43%, 09/01/22	1,336	1,336
Federal National Mortgage Association
5.00%, 01/01/18	1,268,089	1,370,737
5.50%, 12/01/18	498,582	541,164
5.00%, 07/01/19	227,272	245,918
5.00%, 05/01/21	2,057,710	2,224,275
5.00%, 11/01/21	866,542	936,686
2.43%, 12/01/24†	51,610	52,176
9.00%, 05/01/25	62,778	73,715
9.00%, 07/01/25	67,584	80,326
5.00%, 03/01/26	3,448,571	3,727,722
3.50%, 07/01/26 TBA	7,000,000	7,126,875
3.00%, 07/16/26 TBA	3,000,000	2,980,314

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.52%, 09/01/31†	$55,054	$57,828
5.50%, 10/01/32	924,160	1,006,357
2.13%, 04/01/33†	244,134	254,504
2.38%, 06/01/33†	244,909	251,945
2.81%, 10/01/33†	524,278	552,444
2.56%, 12/01/33†	169,371	177,383
2.64%, 09/01/34†	324,623	335,533
2.65%, 09/01/34†	393,074	405,890
2.43%, 10/01/34†	403,140	420,856
2.63%, 10/01/34†	514,654	538,625
2.98%, 09/01/35†	1,024,727	1,070,591
2.49%, 12/01/35†	63,008	66,087
4.50%, 07/13/40 TBA	20,300,000	21,000,979
0.54%, 06/01/41 TBA	1,900,000	1,900,589
1.50%, 07/01/44†	176,694	176,770
Federal National Mortgage Association REMIC
4.00%, 11/25/19	449,291	471,605
5.50%, 11/25/27	178,613	178,682
0.79%, 05/25/30†	1,047,334	1,047,754
0.84%, 05/25/30†	828,125	828,567
0.00%, 10/25/40 IO	5,839,753	1,121,626
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	848,635	857,611
3.61%, 06/25/14	1,095,000	1,143,644
FHLMC Structured Pass-Through Securities
1.19%, 05/25/43†	1,117,211	1,148,618
1.69%, 07/25/44†	1,792,168	1,747,084
First Horizon Alternative Mortgage Securities
2.34%, 06/25/34†	626,975	560,350
Fosse Master Issuer PLC
0.36%, 10/18/54†	139,490	139,442
GE Capital Commercial Mortgage Corporation
6.07%, 06/10/38	1,611,839	1,620,816
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	343,403	342,980
Government National Mortgage Association
3.38%, 06/20/17†	9,430	9,832
3.38%, 06/20/21†	5,540	5,776
2.13%, 10/20/27†	44,504	45,888
8.50%, 10/15/29	26,804	32,586
0.79%, 02/16/30†	170,755	171,263
8.50%, 03/15/30	3,496	4,256
8.50%, 04/15/30	11,704	12,998
8.50%, 05/15/30	132,532	151,709
8.50%, 06/15/30	6,801	8,280
8.50%, 07/15/30	60,428	73,562
8.50%, 08/15/30	17,334	21,104
8.50%, 09/15/30	2,139	2,605
8.50%, 11/15/30	14,692	17,887
8.50%, 12/15/30	32,022	38,985
8.50%, 02/15/31	18,634	22,717
5.16%, 06/16/31†	1,155,000	1,257,470
0.49%, 03/20/37†	2,294,035	2,280,644
0.49%, 05/20/37†	955,451	949,863
Gracechurch Mortgage Financing PLC
0.34%, 11/20/56 144A†	3,544,184	3,518,414
1.53%, 11/20/56(E)†	695,961	1,005,996
Granite Mortgages PLC
1.72%, 01/20/44(E)†	380,413	532,075
Greenpoint Mortgage Funding Trust
0.37%, 01/25/37†	929,894	545,905
0.46%, 11/25/45†	264,550	162,175
GSR Mortgage Loan Trust
2.91%, 09/25/34†	636,366	594,690
2.79%, 09/25/35†	1,769,652	1,681,935
HarborView Mortgage Loan Trust
2.95%, 12/19/35†	1,644,123	1,214,854
0.40%, 11/19/36†	1,977,986	1,248,358
Holmes Master Issuer PLC
0.36%, 07/15/21†	686,667	685,565
0.91%, 07/15/21(U)†	416,667	667,644
1.42%, 07/15/21(E)†	486,667	704,559
Indymac Index Mortgage Loan Trust
0.46%, 06/25/37†	726,321	139,218
0.38%, 09/25/46†	1,071,582	636,254
JP Morgan Mortgage Trust
5.01%, 02/25/35†	400,127	396,620
LB-UBS Commercial Mortgage Trust
6.37%, 12/15/28	303,539	303,519
Luminent Mortgage Trust
0.36%, 12/25/36†	1,142,060	705,390
MASTR Adjustable Rate Mortgages Trust
2.81%, 12/25/33†	526,430	471,069
Merrill Lynch Floating Trust
0.73%, 07/09/21 144A†	199,959	192,100
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	1,260,000	1,343,047
MLCC Mortgage Investors, Inc.
2.19%, 12/25/34†	920,558	898,712
2.08%, 02/25/36†	990,528	915,376
Morgan Stanley Capital I
5.36%, 12/15/44	1,190,348	1,223,297
Morgan Stanley Reremic Trust
2.50%, 02/23/51	1,400,000	1,395,844
NCUA Guaranteed Notes
0.56%, 11/06/17†	1,386,812	1,387,242
1.84%, 10/07/20	347,459	351,313
2.90%, 10/29/20	730,000	728,636
0.75%, 12/08/20†	4,103,476	4,126,866
0.72%, 03/09/21†	3,603,612	3,608,116
Opteum Mortgage Acceptance Corporation
0.47%, 11/25/35†	567,718	496,094
Permanent Master Issuer PLC
1.67%, 04/15/14(U)†	2,095,000	3,354,380
0.94%, 04/15/20(U)†	1,610,000	2,534,834
0.39%, 07/15/33†	830,000	822,140
Provident Funding Mortgage Loan Trust
2.65%, 04/25/34†	1,080,336	1,033,377
Residential Accredit Loans, Inc.
0.59%, 01/25/33†	273,682	262,351
Residential Asset Securitization Trust
0.49%, 05/25/35†	634,097	544,587

See Notes to Financial Statements.

	Par	Value
Residential Funding Mortgage Securities I
6.50%, 03/25/32	$31,699	$32,857
Salomon Brothers Mortgage Securities VII, Inc.
6.50%, 11/13/36	882,609	885,606
Silverstone Master Issuer PLC
1.67%, 01/21/55†	1,180,000	1,184,958
Structured Adjustable Rate Mortgage Loan Trust
2.62%, 08/25/34†	995,093	837,364
0.49%, 09/25/34†	179,615	134,136
Structured Asset Mortgage Investments, Inc.
2.13%, 10/19/34†	563,271	374,638
0.44%, 07/19/35†	155,926	108,398
0.47%, 02/25/36†	883,298	547,571
Structured Asset Securities Corporation
0.24%, 05/25/36†	31,440	31,047
Superannuation Members Home Loans Global Fund
1.55%, 06/12/40(E)†	984,714	1,384,075
TBW Mortgage Backed Pass-Through Certificates
6.02%, 07/25/37 STEP	623,208	338,542
Thornburg Mortgage Securities Trust
0.31%, 07/25/36†	518,456	510,545
0.29%, 03/25/37†	1,626,746	1,572,628
0.32%, 06/25/37†	825,102	803,009
0.31%, 10/25/46†	1,181,482	1,174,287
0.30%, 11/25/46†	1,700,479	1,679,221
TIAA Seasoned Commercial Mortgage Trust
5.58%, 08/15/39†	756,954	760,926
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/35	150,320	150,176
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.12%, 05/25/47†	937,394	239,961
Washington Mutual Mortgage Pass-Through Certificates
5.41%, 02/25/37†	963,515	631,814
5.55%, 05/25/37†	1,133,440	866,779
5.51%, 07/25/37†	2,639,043	1,780,634
1.68%, 06/25/42†	30,625	24,305
0.50%, 01/25/45†	1,040,236	841,679
0.51%, 08/25/45†	425,468	347,128
0.48%, 10/25/45†	445,628	364,810
1.26%, 06/25/46†	1,649,266	1,238,059
1.02%, 01/25/47†	939,519	524,999
Wells Fargo Mortgage-Backed Securities Trust
2.77%, 12/25/34†	1,041,047	1,030,826

Total Mortgage-Backed Securities (Cost $182,021,938)		175,937,495

MUNICIPAL BONDS — 2.9%
California State Public Works Board, California State University Projects, Series B-2 Revenue Bond
7.80%, 03/01/35	800,000	811,624
Chicago Transit Authority, Revenue Bond
6.90%, 12/01/40	1,300,000	1,386,073
Citizens Property Insurance Corporation High Risk Account, Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,140,755
Dallas County Hospital District, Series B General Obligation Bond
6.17%, 08/15/34	1,300,000	1,376,388
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,911,440
Kentucky Asset/Liability Commission, Revenue Bond
3.17%, 04/01/18	700,000	700,651
North Texas Higher Education Authority, Taxable Student Loan Revenue Bond, Series 1
1.41%, 04/01/40†	500,000	501,235
State of California General Obligation Bond
5.10%, 08/01/14	170,000	178,136
5.00%, 11/01/32	1,300,000	1,293,162
7.50%, 04/01/34	1,600,000	1,811,200
5.65%, 04/01/39†	1,850,000	1,970,823
State of Illinois General Obligation Bond
2.77%, 01/01/12	1,820,000	1,829,974
3.32%, 01/01/13	5,500,000	5,607,470

Total Municipal Bonds (Cost $20,799,108)		21,518,931

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bills
0.17%, 07/07/11	32,000	32,000
0.12%, 08/18/11‡‡	14,000	13,999
0.11%, 08/25/11‡‡	431,000	430,997
0.01%, 09/15/11‡‡	136,000	135,997

		612,993

U.S. Treasury Bonds
8.13%, 05/15/21	41,000	58,553
7.25%, 08/15/22Δ	51,000	69,512
7.63%, 11/15/22‡‡	117,000	164,001

		292,066

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21Δ‡‡	1,700,000	1,816,253

U.S. Treasury Notes
1.75%, 11/15/11‡‡	500,000	503,144
0.50%, 11/30/12Δ	2,950,000	2,957,720
0.63%, 12/31/12Δ	12,000,000	12,051,096
0.50%, 05/31/13Δ	20,500,000	20,524,826
1.00%, 01/15/14Δ	5,000,000	5,044,925

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.25%, 02/15/14Δ	$867,000	$879,870
0.75%, 06/15/14Δ	6,375,000	6,368,529
2.13%, 02/29/16Δ‡‡	19,500,000	19,966,167
3.38%, 11/15/19Δ‡‡	700,000	729,859
2.63%, 08/15/20Δ	400,000	387,250

		69,413,386

Total U.S. Treasury Obligations (Cost $72,064,442)		72,134,698

	Shares
MONEY MARKET FUNDS — 18.0%
GuideStone Money Market Fund (GS4 Class)¥	37,261,410	37,261,410
Northern Institutional Liquid Assets Portfolio§	97,023,548	97,023,548

Total Money Market Funds (Cost $134,284,958)		134,284,958

	Par
REPURCHASE AGREEMENTS — 15.5%
Barclays Capital, Inc.
0.06% (dated 07/01/11, due 07/05/11, repurchase price $13,500,090, collateralized by Federal Home Loan Mortgage Corporation, 4.500%, due 01/01/41, total market value $13,981,067)	$13,500,000	13,500,000
Barclays Capital, Inc.
0.05% (dated 06/30/11, due 07/01/11, repurchase price $13,200,018, collateralized by Federal Home Loan Mortgage Corporation, 4.500%, due 01/01/41, total market value $13,654,669)	13,200,000	13,200,000
Morgan Stanley & Co., Inc.
0.06% (dated 07/01/11, due 07/05/11, repurchase price $44,500,297, collateralized by Federal National Mortgage Association, 0.500%, due 10/30/12, total market value $45,427,628)	44,500,000	44,500,000
Morgan Stanley & Co., Inc.
0.06% (dated 06/30/11, due 07/01/11, repurchase price $44,500,074, collateralized by Federal Home Loan Mortgage Corporation, 0.625%, due 12/28/12, total market value $45,536,824)	44,500,000	44,500,000

Total Repurchase Agreements (Cost $115,700,000)		115,700,000

TOTAL INVESTMENTS — 125.6% (Cost $937,495,320)		936,021,304

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
5-Year U.S. Treasury Note Futures, Strike Price $120.00, Expires 07/22/11 (CITIG)	(39)	$(8,836)
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(32)	(24,800)

		(33,636)

	Notional Amount
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 08/24/11 (RBS)	$(3,400,000)	(6,656)

	Number of Contracts
Put Options — 0.0%
5-Year U.S. Treasury Note Futures, Strike Price $118.00, Expires 07/22/11 (CITIG)	(61)	(11,437)
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(32)	(2,400)

		(13,837)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	$(200,000)	(4)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	(2)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(3,800,000)	(66)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (RBS)	(300,000)	(5)
3-Month LIBOR, Strike Price $2.25, Expires 06/18/12 (RBS)	(2,700,000)	(11,466)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (CITI)	(600,000)	(2,847)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (UBS)	(300,000)	(1,423)
3-Month LIBOR, Strike Price $2.50, Expires 08/24/11 (RBS)	(3,400,000)	(5,355)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (DEUT)	(2,800,000)	(11,891)

See Notes to Financial Statements.

	Notional Amount	Value
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	$(500,000)	$(1,611)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (DEUT)	(500,000)	(1,611)

		(36,281)

Total Written Options (Premiums received $(176,278))		(90,410)

	Par
TBA SALE COMMITMENTS — (2.4)%
Federal National Mortgage Association
4.00%, 07/14/41 TBA	$(4,000,000)	(4,024,375)
Federal Home Loan Mortgage Corporation
5.50%, 07/01/39 TBA	(6,000,000)	(6,480,936)
Federal National Mortgage Association
5.50%, 08/01/35 TBA	(7,000,000)	(7,554,533)

Total TBA Sale Commitments (Cost $(18,069,687))		(18,059,844)

Liabilities in Excess of Other Assets — (23.2)%		(172,507,579)

NET ASSETS — 100.0%		$745,363,471

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	30.3
Corporate Bonds	24.6
Mortgage-Backed Securities	23.6
Foreign Bonds	21.4
Money Market Funds	18.0
Repurchase Agreements	15.5
U.S. Treasury Obligations	9.7
Asset-Backed Securities	8.5
Municipal Bonds	2.9
Agency Obligations	1.4
Swap Agreements	0.2
Written Options	— **
TBA Sale Commitments	(2.4)
Forward Foreign Currency Contracts	(9.7)

144.0

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2011:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$3,300,000	$138,397	$—	$138,397
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	70,596	8,660	61,936
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	395,401	162,526	—	162,526
Long Beach Mortgage Trust, 6.72%, due 02/25/34	(0.49)%	02/25/34	BAR	USD	399,995	176,985	—	176,985
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	437,951	269,756	—	269,756

					$7,233,347	$818,260	$8,660	$809,600

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$(78,127)	$—	$(78,127)
Dow Jones CDX IG14 5Y Index	(1.00)%	06/20/15	GSC	USD	7,900,000	(185,965)	115,963	(301,928)
Dow Jones CDX IG15 5Y Index	(1.00)%	12/20/15	MSCS	USD	1,800,000	(17,035)	(12,301)	(4,734)
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	6,872,800	202,044	77,827	124,217
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	MSCS	USD	5,227,200	153,667	57,282	96,385
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	BAR	USD	2,420,000	71,142	22,011	49,131
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	RBS	USD	2,032,800	59,759	20,002	39,757
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,700,000	323,903	824,674	(500,771)

					$36,852,800	$529,388	$1,105,458	$(576,070)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil Cetip Interbank Deposit	11.67%	01/02/12	MSCS	BRL	$1,800,000	$33,204	$3,704	$29,500
Brazil Cetip Interbank Deposit	(11.91)%	01/02/13	BAR	BRL	5,000,000	19,691	22,580	(2,889)
Brazil Cetip Interbank Deposit	11.94%	01/02/14	HSBC	BRL	10,400,000	(16,658)	18,664	(35,322)
Brazil Cetip Interbank Deposit	11.96%	01/02/14	GSC	BRL	5,900,000	16,356	(7,039)	23,395
6-Month BBR BBSW Index	(5.50)%	12/15/17	BAR	AUD	1,500,000	(13,337)	(6,737)	(6,600)
6-Month BBR BBSW Index	(5.50)%	12/15/17	DEUT	AUD	1,000,000	(8,898)	(3,983)	(4,915)

					$25,600,000	$30,358	$27,189	$3,169

Total Swap agreements outstanding at June 30, 2011						$1,378,006	$1,141,307	$236,699

Please see abbreviation and footnote definitions beginning on page 130.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$10,083,463	$—	$10,083,463	$—
Asset-Backed Securities	63,647,061	—	63,647,061	—
Corporate Bonds	183,342,036	—	183,342,036	—
Foreign Bonds	159,372,662	—	159,372,662	—
Money Market Funds	134,284,958	134,284,958	—	—
Mortgage-Backed Securities	175,937,495	—	175,937,495	—
Municipal Bonds	21,518,931	—	21,518,931	—
Repurchase Agreements	115,700,000	—	115,700,000	—
U.S. Treasury Obligations	72,134,698	—	72,134,698	—

Total Assets — Investments in Securities	$936,021,304	$134,284,958	$801,736,346	$—

Other Financial Instruments***
Futures Contracts	$105,550	$105,550	$—	$—
Swap Agreements	1,378,006	—	1,378,006	—

Total Assets — Other Financial Instruments	$1,483,556	$105,550	$1,378,006	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(18,059,844)	$—	$(18,059,844)	$—
Written Options	(90,410)	(47,473)	(42,937)	—

Total Liabilities — Investments in Securities	$(18,150,254)	$(47,473)	$(18,102,781)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(369,657)	$—	$(369,657)	$—

Total Liabilities — Other Financial Instruments	$(369,657)	$—	$(369,657)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bond
Balance, 12/31/10	$110,903	$110,903
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	(110,903)	(110,903)
Transfers in and/or out of Level 3	—	—

Balance, 06/30/11	$—	$—

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 7.3%
Federal Farm Credit Bank
0.24%, 09/12/11Ω	$5,900,000	$5,899,758
5.05%, 11/06/17	400,000	460,933
Federal Home Loan Bank
0.04%, 07/13/11	10,400,000	10,399,827
0.02%, 08/03/11	7,400,000	7,400,936
0.20%, 08/30/11Ω	7,400,000	7,399,874
5.63%, 06/11/21	700,000	814,143
Federal Home Loan Mortgage Corporation
0.07%, 08/11/11Ω	5,100,000	5,099,719
0.10%, 08/22/11Ω	5,100,000	5,099,779
0.11%, 01/10/12Ω‡‡	204,000	203,891
2.50%, 05/27/16Δ	520,000	533,915
Federal National Mortgage Association
0.06%, 08/08/11	15,000,000	14,999,050
5.25%, 08/01/12	2,400,000	2,525,424
4.38%, 10/15/15	510,000	565,720
5.38%, 06/12/17	700,000	815,767
5.31%, 10/09/19	150,000	105,217
6.63%, 11/15/30Δ	820,000	1,038,854
5.63%, 07/15/37	300,000	339,202
Tennessee Valley Authority
5.25%, 09/15/39	350,000	371,979
4.63%, 09/15/60Δ	200,000	188,425

Total Agency Obligations (Cost $64,064,582)		64,262,413

ASSET-BACKED SECURITIES — 4.7%
Access Group, Inc.
1.57%, 10/27/25†	1,457,250	1,486,036
Amortizing Residential Collateral Trust
0.47%, 01/01/32†	37,476	24,573
Asset-Backed Securities Corporation Home Equity
0.46%, 09/25/34†	168,112	151,595
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	200,000	215,170
Bayview Financial Acquisition Trust
0.86%, 02/28/44†	437,789	399,975
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	2,648,277	1,964,494
6.50%, 10/25/36	3,046,250	2,366,814
Brazos Higher Education Authority
0.36%, 09/25/23†	696,213	689,070
1.16%, 05/25/29†	472,385	473,432
1.10%, 07/25/29†	1,100,000	1,088,993
1.06%, 02/25/30†	1,100,000	1,100,016
CIT Mortgage Loan Trust
1.19%, 10/25/37 144A†@	226,702	218,546
1.44%, 10/25/37 144A†@	430,000	318,060
1.64%, 10/25/37 144A†@	800,000	365,713
College Loan Corporation Trust
0.36%, 10/25/25†	1,000,000	1,001,846
Countrywide Home Equity Loan Trust
0.48%, 02/15/34†	339,383	252,175
0.43%, 12/15/35†	865,667	457,997
0.33%, 07/15/36†	969,170	623,333
Daimler Chrysler Auto Trust
1.67%, 09/10/12†	36,131	36,141
Education Funding Capital Trust I
1.45%, 06/15/43†	200,000	185,000
EMC Mortgage Loan Trust
0.74%, 11/25/41 144A†	111,669	100,456
Ford Credit Auto Owner Trust
1.61%, 06/15/12†	74,474	74,512
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	375,677	277,240
Goal Capital Funding Trust
0.96%, 08/25/48 144A†	414,213	409,521
Greenpoint Manufactured Housing
2.20%, 11/22/31†	325,000	295,529
GSAMP Trust
0.30%, 05/25/46 144A†	48,325	48,039
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	400,000	438,634
HSBC Home Equity Loan Trust
1.39%, 11/20/36†	827,620	738,030
Illinois Student Assistance Commission
1.17%, 07/25/45†	1,400,000	1,329,202
Knowledgeworks Foundation
1.21%, 02/25/42†	282,535	278,682
Lehman XS Trust
0.49%, 11/25/35†	850,481	612,831
0.46%, 02/25/36†	968,391	571,762
Madison Avenue Manufactured Housing Contract
0.54%, 03/25/32	1	1
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	1,844,772	2,683,478
Missouri Higher Education Loan Authority
1.21%, 11/26/32†	847,031	849,043
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	728,960
Nelnet Student Loan Trust
1.75%, 04/25/24†	680,000	697,888
1.05%, 07/27/48 144A†	364,218	365,964
Panhandle-Plains Higher Education Authority, Inc.
1.38%, 10/01/35†	930,260	942,456
Provident Bank Home Equity Loan Trust
0.73%, 08/25/31†	110,146	56,842
Residential Asset Mortgage Products, Inc.
0.67%, 03/25/34†	354,173	233,703
Residential Funding Securities LLC
0.64%, 06/25/33 144A†	312,115	293,678
Salomon Brothers Mortgage Securities VII, Inc.
0.67%, 03/25/28†	41,316	38,517
SLM Student Loan Trust
1.77%, 04/25/23†	5,962,789	6,154,612
0.54%, 12/15/25 144A†	400,000	380,023
6.19%, 07/15/42 144A†	6,718,193	6,395,983

See Notes to Financial Statements.

	Par	Value
3.50%, 08/17/43 144A†	$1,396,241	$1,398,774
3.44%, 05/16/44 144A†	1,396,085	1,469,169

Total Asset-Backed Securities (Cost $44,602,942)		41,282,508

CORPORATE BONDS — 21.4%
ACCO Brands Corporation
10.63%, 03/15/15	175,000	196,219
Ally Financial, Inc.
6.25%, 12/01/17 144A	606,000	604,232
American Express Bank FSB
6.00%, 09/13/17Δ	1,100,000	1,242,441
American Express Co.
6.80%, 09/01/66†	1,400,000	1,443,750
American Express Credit Corporation
5.13%, 08/25/14	160,000	174,739
American International Group, Inc.
3.75%, 11/30/13 144A	200,000	204,751
5.60%, 10/18/16	600,000	628,786
5.85%, 01/16/18	180,000	188,858
8.25%, 08/15/18 144A	3,200,000	3,677,206
6.25%, 03/15/37	680,000	622,200
Anadarko Petroleum Corporation
6.38%, 09/15/17	575,000	659,998
8.70%, 03/15/19Δ	175,000	223,333
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	822,000
Apache Corporation
6.00%, 09/15/13	680,000	753,257
Arizona Public Service Co.
8.75%, 03/01/19	525,000	675,020
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	104,500
Astoria Financial Corporation
5.75%, 10/15/12	450,000	459,281
AT&T, Inc.
5.10%, 09/15/14	550,000	604,867
2.95%, 05/15/16	825,000	836,488
6.55%, 02/15/39	130,000	143,064
5.35%, 09/01/40	70,000	66,588
BAC Capital Trust XIV
5.63%, 09/20/49†	40,000	30,050
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	896,459
Bank of America Corporation
1.69%, 01/30/14†	900,000	902,754
3.63%, 03/17/16Δ	525,000	527,076
0.54%, 10/14/16†Δ	1,700,000	1,572,915
5.75%, 12/01/17	2,290,000	2,438,168
5.65%, 05/01/18	2,700,000	2,850,719
5.88%, 01/05/21	400,000	420,555
5.00%, 05/13/21	370,000	366,207
Barrick North America Finance LLC
4.40%, 05/30/21 144A	540,000	538,565
BB&T Corporation
3.20%, 03/15/16	475,000	486,428
Bear Stearns Cos. LLC
5.70%, 11/15/14Δ	1,000,000	1,105,322
6.40%, 10/02/17	1,200,000	1,370,909
7.25%, 02/01/18Δ	1,825,000	2,170,073
BellSouth Capital Funding Corporation
7.88%, 02/15/30	210,000	259,623
BellSouth Corporation
4.75%, 11/15/12	40,000	42,063
6.88%, 10/15/31	10,000	11,266
Berkshire Hathaway, Inc.
3.20%, 02/11/15	280,000	292,079
Boeing Capital Corporation
4.70%, 10/27/19	230,000	246,941
Boeing Co.
4.88%, 02/15/20	300,000	325,244
6.63%, 02/15/38	210,000	250,996
Boston Scientific Corporation
4.50%, 01/15/15	500,000	527,616
Brandywine Operating Partnership LP REIT
4.95%, 04/15/18Δ	425,000	431,485
Capital One Capital III
7.69%, 08/15/36Δ	250,000	256,562
Casella Waste Systems, Inc.
11.00%, 07/15/14	375,000	419,062
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	501,014
Caterpillar, Inc.
3.90%, 05/27/21	240,000	240,521
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	710,000	923,307
CenterPoint Energy Resources Corporation
5.95%, 01/15/14Δ	525,000	578,336
Charter Communications Operating LLC
8.00%, 04/30/12 144A	750,000	783,750
10.88%, 09/15/14 144A	200,000	221,000
Chubb Corporation
6.38%, 03/29/67†	375,000	390,000
Cimarex Energy Co.
7.13%, 05/01/17	70,000	73,850
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	328,953
Citigroup Capital XXI
8.30%, 12/21/57†	274,000	280,850
Citigroup, Inc.
6.50%, 08/19/13	110,000	119,691
6.00%, 12/13/13	980,000	1,066,142
5.00%, 09/15/14	1,720,000	1,803,817
6.01%, 01/15/15	150,000	165,198
5.50%, 02/15/17	1,160,000	1,221,454
6.13%, 11/21/17	1,205,000	1,332,637
6.13%, 05/15/18	4,800,000	5,293,368
5.38%, 08/09/20	205,000	214,315
6.88%, 03/05/38	810,000	904,312
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	93,001
Comcast Corporation
5.88%, 02/15/18	200,000	224,626
5.70%, 05/15/18	1,250,000	1,396,700
6.95%, 08/15/37	40,000	45,299
6.40%, 03/01/40	140,000	150,340
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Comcast Holdings Corporation
10.63%, 07/15/12	$550,000	$604,809
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	294,000
ConocoPhillips Holding Co.
6.95%, 04/15/29	580,000	706,375
COX Communications, Inc.
5.45%, 12/15/14	210,000	234,237
CSC Holdings, Inc.
6.75%, 04/15/12	60,000	61,875
CVS Caremark Corporation
6.60%, 03/15/19	590,000	685,870
5.75%, 05/15/41	600,000	592,021
CVS Pass-Through Trust
6.94%, 01/10/30 144A	824,043	929,363
Daimler Finance NA LLC
5.75%, 09/08/11	1,900,000	1,917,341
7.30%, 01/15/12	550,000	569,220
6.50%, 11/15/13	100,000	111,310
DCP Midstream LLC
9.75%, 03/15/19 144AΔ	200,000	261,770
Delta Air Lines 2007-1 A
6.82%, 08/10/22	392,449	408,146
DIRECTV Holdings LLC
3.50%, 03/01/16	525,000	542,494
Discover Bank
8.70%, 11/18/19	425,000	513,495
DISH DBS Corporation
7.00%, 10/01/13	10,000	10,787
6.63%, 10/01/14	30,000	31,650
7.75%, 05/31/15	200,000	217,500
DJO Finance LLC
10.88%, 11/15/14	500,000	535,000
Dominion Resources, Inc.
5.70%, 09/17/12	1,230,000	1,300,588
Dow Chemical Co.
7.60%, 05/15/14Δ	650,000	754,257
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	617,868
Duke Realty LP REIT
6.75%, 03/15/20	325,000	364,593
El Paso Corporation
7.00%, 06/15/17	710,000	806,826
7.80%, 08/01/31	750,000	879,041
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	352,219
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,462,713
Energy Transfer Partners LP
5.95%, 02/01/15	650,000	720,275
6.70%, 07/01/18Δ	570,000	643,255
Enterprise Products Operating LLC
7.03%, 01/15/68†	350,000	368,418
EOG Resources, Inc.
1.02%, 02/03/14†	3,500,000	3,535,948
Exelon Corporation
5.63%, 06/15/35	655,000	624,455
Fifth Third Bancorp
3.63%, 01/25/16	175,000	176,704
Fifth Third Bank Ohio
0.37%, 05/17/13†	400,000	393,929
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	276,031
FirstEnergy Corporation
6.45%, 11/15/11	3,000	3,056
7.38%, 11/15/31	1,080,000	1,233,142
Ford Motor Credit Co., LLC
5.63%, 09/15/15Δ	4,100,000	4,254,525
8.00%, 12/15/16	1,300,000	1,465,082
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,995,000	2,182,035
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	263,437
GE Capital Trust I
6.38%, 11/15/67†	321,000	329,827
General Electric Capital Corporation
5.45%, 01/15/13	150,000	159,699
1.14%, 01/07/14†	3,200,000	3,220,618
6.00%, 08/07/19	1,850,000	2,051,750
4.38%, 09/16/20	330,000	326,829
4.63%, 01/07/21	460,000	463,591
General Electric Co.
5.00%, 02/01/13	840,000	891,915
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	434,066
Goldman Sachs Capital II
5.79%, 06/01/43†	60,000	48,300
Goldman Sachs Group, Inc.
6.60%, 01/15/12	70,000	72,171
5.30%, 02/14/12	30,000	30,779
3.63%, 08/01/12	110,000	113,242
5.45%, 11/01/12	190,000	200,871
4.75%, 07/15/13	20,000	21,123
5.25%, 10/15/13	160,000	171,763
5.75%, 10/01/16	1,900,000	2,070,343
6.25%, 09/01/17	1,700,000	1,878,204
5.95%, 01/18/18	2,300,000	2,482,475
5.38%, 03/15/20	250,000	258,608
6.00%, 06/15/20Δ	460,000	495,816
6.25%, 02/01/41	800,000	809,260
HCA, Inc.
6.50%, 02/15/16	686,000	701,435
9.25%, 11/15/16	375,000	399,844
9.63%, 11/15/16 PIK	95,720	102,061
7.88%, 02/15/20	125,000	136,250
7.69%, 06/15/25	250,000	235,000
HCP, Inc. REIT
6.00%, 01/30/17	300,000	330,738
5.38%, 02/01/21	200,000	206,670
Hess Corporation
8.13%, 02/15/19	330,000	418,167
7.88%, 10/01/29	260,000	327,323
7.30%, 08/15/31	110,000	131,876
HSBC Finance Corporation
7.00%, 05/15/12	390,000	410,846
6.38%, 11/27/12	70,000	74,913
6.68%, 01/15/21 144A	60,000	61,669
Humana, Inc.
7.20%, 06/15/18	480,000	557,977

See Notes to Financial Statements.

	Par	Value
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†Δ	$280,000	$239,400
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	255,600
6.75%, 09/01/16 144A	880,000	941,600
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	341,225
5.15%, 10/01/15	1,890,000	2,043,234
6.30%, 04/23/19	800,000	903,118
4.95%, 03/25/20Δ	800,000	827,834
4.40%, 07/22/20	230,000	225,739
JPMorgan Chase Capital XXV
6.80%, 10/01/37	375,000	372,045
Kerr-McGee Corporation
6.95%, 07/01/24	410,000	468,230
7.88%, 09/15/31Δ	690,000	831,553
Kinder Morgan Energy Partners LP
7.13%, 03/15/12	410,000	428,057
5.85%, 09/15/12	40,000	42,161
5.00%, 12/15/13	200,000	216,998
6.00%, 02/01/17	250,000	282,268
Kraft Foods, Inc.
6.13%, 08/23/18Δ	350,000	401,971
5.38%, 02/10/20	800,000	876,077
6.50%, 02/09/40	300,000	334,374
Kroger Co.
6.15%, 01/15/20Δ	360,000	415,357
L-3 Communications Corporation
6.38%, 10/15/15	350,000	360,500
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	1,398
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	53,250
5.63%, 01/24/13#	2,300,000	621,000
6.50%, 07/19/17#	150,000	225
6.75%, 12/28/17#	3,340,000	5,010
Liberty Property LP
4.75%, 10/01/20	575,000	577,955
Lyondell Chemical Co.
11.00%, 05/01/18	500,000	562,500
MarkWest Energy Partners LP
8.75%, 04/15/18	200,000	219,000
Medtronic, Inc.
4.45%, 03/15/20	300,000	314,215
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	3,850,000	4,085,608
6.05%, 05/16/16	375,000	393,559
5.70%, 05/02/17	400,000	417,154
6.40%, 08/28/17	2,300,000	2,513,842
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	314,912
MetLife Capital Trust X
9.25%, 04/08/38 144A	300,000	367,500
MetLife, Inc.
4.75%, 02/08/21Δ	620,000	633,249
6.40%, 12/15/66	150,000	147,000
Morgan Stanley
5.63%, 01/09/12	310,000	317,605
5.75%, 08/31/12	1,730,000	1,821,668
1.42%, 03/01/13(E)	500,000	717,112
0.73%, 10/18/16†	340,000	313,403
6.63%, 04/01/18	1,650,000	1,820,118
Nabors Industries, Inc.
9.25%, 01/15/19	3,300,000	4,188,842
Nationwide Financial Services
5.38%, 03/25/21 144A@Δ	575,000	578,637
NBCUniversal Media LLC
4.38%, 04/01/21 144A	150,000	148,724
NCUA Guaranteed Notes
3.00%, 06/12/19	600,000	596,250
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	143,161
Newfield Exploration Co.
7.13%, 05/15/18	100,000	106,500
News America, Inc.
6.15%, 02/15/41 144A	450,000	447,293
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	600,000	634,595
Overseas Private Investment Corporation
0.00%, 07/12/12Ω	3,000,000	3,630,264
Pacific Gas & Electric Co.
8.25%, 10/15/18	40,000	51,415
6.05%, 03/01/34	110,000	116,680
5.80%, 03/01/37	250,000	257,641
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	1,238,743
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,240,250
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	168,385
PepsiCo, Inc.
7.90%, 11/01/18	140,000	180,688
Pfizer, Inc.
7.20%, 03/15/39	600,000	755,834
Plains Exploration & Production Co.
10.00%, 03/01/16	500,000	565,000
Pricoa Global Funding I
0.45%, 09/27/13 144A†	1,700,000	1,680,154
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,864,278
Progress Energy, Inc.
7.75%, 03/01/31	350,000	439,239
ProLogis LP
1.88%, 11/15/37	350,000	346,500
Prudential Financial, Inc.
4.50%, 11/15/20	900,000	895,674
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	837,000	919,678
Qwest Communications International, Inc.
8.00%, 10/01/15	375,000	409,687
Qwest Corporation
8.88%, 03/15/12	200,000	211,000
Raytheon Co.
3.13%, 10/15/20	200,000	188,130
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	410,000	521,966

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	$475,000	$454,216
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	720,252
Roche Holdings, Inc.
6.00%, 03/01/19 144A	430,000	496,204
Rock-Tenn Co.
5.63%, 03/15/13	50,000	51,875
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144AΔ	500,000	560,000
Safeway, Inc.
3.95%, 08/15/20	150,000	146,150
Service Corporation International
7.63%, 10/01/18	90,000	99,225
7.50%, 04/01/27	200,000	192,000
Simon Property Group LP
10.35%, 04/01/19Δ	750,000	1,039,652
SLM Corporation
6.25%, 01/25/16	375,000	389,446
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	503,210
Springleaf Finance Corporation
4.88%, 07/15/12Δ	300,000	299,250
Sprint Capital Corporation
8.38%, 03/15/12	125,000	130,625
6.90%, 05/01/19Δ	30,000	31,050
8.75%, 03/15/32	170,000	184,875
SSIF Nevada LP
0.98%, 04/14/14 144A†	3,400,000	3,402,815
State Street Corporation
4.96%, 03/15/18	530,000	562,850
Steel Dynamics, Inc.
6.75%, 04/01/15	225,000	230,625
7.75%, 04/15/16	500,000	527,500
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	303,241
SunTrust Preferred Capital I
5.85%, 06/29/49†	357,000	298,095
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	616,519
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,386,622
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	303,270
7.63%, 04/01/37Δ	50,000	60,534
Time Warner Cable, Inc.
8.75%, 02/14/19	650,000	829,444
4.13%, 02/15/21Δ	100,000	96,846
5.88%, 11/15/40	440,000	435,769
Time Warner, Inc.
4.70%, 01/15/21	10,000	10,151
6.10%, 07/15/40	140,000	142,805
6.25%, 03/29/41	40,000	41,694
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	756,222
Transatlantic Holdings, Inc.
8.00%, 11/30/39	300,000	329,306
UAL 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
UAL 1995 Pass Through Trust A
9.56%, 10/19/18@	137,888	55,845
Union Bank NA
1.20%, 06/06/14†	2,600,000	2,600,029
United Parcel Service, Inc.
4.50%, 01/15/13	770,000	813,913
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	391,409
4.88%, 04/01/13Δ	410,000	434,896
Verizon Communications, Inc.
6.10%, 04/15/18	290,000	332,793
4.60%, 04/01/21	430,000	444,541
6.00%, 04/01/41	130,000	136,232
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	311,971
4.38%, 06/01/13Δ	140,000	148,691
Wachovia Bank NA
6.60%, 01/15/38	275,000	302,454
Wachovia Capital Trust III
5.57%, 03/29/49†	940,000	863,625
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,984,360
5.63%, 10/15/16	250,000	271,707
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	467,487
WellPoint, Inc.
5.88%, 06/15/17	720,000	824,236
Wells Fargo & Co.
4.38%, 01/31/13	600,000	629,954
3.68%, 06/15/16	290,000	298,264
7.98%, 03/29/49†Δ	2,600,000	2,821,000
Wells Fargo Capital X
5.95%, 12/15/36	200,000	196,655
Williams Cos., Inc.
7.50%, 01/15/31	15,000	17,201
7.75%, 06/15/31	39,000	45,644
8.75%, 03/15/32	728,000	928,153
Windstream Corporation
8.63%, 08/01/16	275,000	287,719
Xerox Corporation
1.08%, 05/16/14†Δ	3,400,000	3,419,275

Total Corporate Bonds (Cost $184,890,144)		188,165,099

FOREIGN BONDS — 18.6%
Argentina — 0.1%
Argentine Republic Government International Bond
10.00%, 12/15/35(E)Ω†	3,060,000	654,529

Australia — 2.1%
Australia Government Bond
4.75%, 06/15/16(A)	7,800,000	8,323,736
6.00%, 02/15/17(A)	2,400,000	2,708,481
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	462,639
5.00%, 10/15/19 144A	190,000	198,051
National Australia Bank, Ltd.
1.01%, 04/11/14 144A†@	3,400,000	3,399,099
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	509,183

See Notes to Financial Statements.

	Par	Value
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16	$30,000	$30,093
3.50%, 11/02/20	1,180,000	1,131,484
4.13%, 05/20/21	140,000	139,343
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,529,637

		18,431,746

Austria — 0.1%
PE Paper Escrow GmbH
12.00%, 08/01/14 144A	450,000	510,750

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	250,000	269,012
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	200,000	213,955
Weatherford International, Ltd.
9.63%, 03/01/19	225,000	290,990

		773,957

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	828,000
Telemar Norte Leste SA
5.50%, 10/23/20 144AΔ	225,000	223,313

		1,051,313

Canada — 2.1%
Canadian Government Bond
1.50%, 03/01/12(C)	12,700,000	13,197,097
2.25%, 08/01/14(C)	3,000,000	3,143,616
Canadian Imperial Bank of Commerce
2.75%, 01/27/16 144AΔ	300,000	307,273
Nexen, Inc.
6.40%, 05/15/37	140,000	140,091
7.50%, 07/30/39	250,000	280,511
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	116,505
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A@	320,000	325,562
Rogers Communications, Inc.
6.38%, 03/01/14	90,000	101,003
6.75%, 03/15/15	10,000	11,569
Teck Resources, Ltd.
10.75%, 05/15/19	400,000	506,209
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	402,593

		18,532,029

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/29/49†	450,000	460,418
Petrobras International Finance Co.
6.13%, 10/06/16	271,000	303,064
5.75%, 01/20/20	235,000	251,862
5.38%, 01/27/21	800,000	825,447
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/15 144A†	690,000	691,686
7.19%, 12/29/49 144A†	325,000	325,794
Transocean, Inc.
6.00%, 03/15/18	425,000	471,207
6.50%, 11/15/20Δ	150,000	168,035
Vale Overseas, Ltd.
8.25%, 01/17/34	80,000	98,271
6.88%, 11/21/36	511,000	556,114

		4,151,898

Chile — 0.0%
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	226,188

Denmark — 0.3%
BRFkredit AS
2.05%, 04/15/13 144A	1,200,000	1,225,950
Danske Bank AS
2.50%, 05/10/12 144A	600,000	608,669
FIH Erhvervsbank A/S
2.00%, 06/12/13 144A	1,000,000	1,022,721

		2,857,340

France — 1.3%
Banque PSA Finance
2.15%, 04/04/14 144A†	1,500,000	1,498,404
Cie de Financement Foncier
1.63%, 07/23/12 144A	100,000	100,829
2.13%, 04/22/13 144A	2,000,000	2,030,720
Compagnie Generale de Geophysique - Veritas
7.75%, 05/15/17	155,000	160,425
Credit Agricole SA
2.63%, 01/21/14 144AΔ	310,000	310,453
8.38%, 10/29/49 144A†Δ	980,000	1,029,000
Dexia Credit Local
2.75%, 01/10/14 144A	5,900,000	6,005,840
Legrand France SA
8.50%, 02/15/25	250,000	314,177

		11,449,848

Germany — 0.1%
Landwirtschaftliche Rentenbank
2.13%, 07/15/16Δ	500,000	499,354

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	169,500
6.38%, 09/25/12 144A#@	580,000	163,850
6.69%, 06/15/16 144A#@Δ	1,000,000	10
7.45%, 03/29/49 144A#@	100,000	1
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	63,125
7.63%, 02/28/15 144A#@	2,490,000	628,725
7.13%, 05/19/16 144A#	350,000	3
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	112,500

		1,137,714

India — 0.5%
ICICI Bank, Ltd.
2.01%, 02/24/14 144A†	3,400,000	3,381,280
6.38%, 04/30/22 144A†	418,000	409,640
ICICI Bank, Ltd.
6.38%, 04/30/22†	110,000	107,378

		3,898,298

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ireland — 0.1%
Bank of Ireland
2.75%, 03/02/12	$430,000	$433,978
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	120,000	130,008
6.49%, 02/02/16 144A	230,000	238,050
9.13%, 04/30/18Δ	100,000	113,875
7.75%, 02/02/21 144A	200,000	207,000

		1,122,911

Italy — 0.4%
Intesa Sanpaolo SpA
2.66%, 02/24/14 144A†Δ	3,400,000	3,394,257
3.63%, 08/12/15 144A	290,000	282,790
Telecom Italia Capital SA
6.20%, 07/18/11Δ	150,000	150,262

		3,827,309

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	347,981
Resona Bank, Ltd.
5.85%, 02/28/49 144A†@	250,000	249,699
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	640,000	655,357

		1,253,037

Jersey — 0.2%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	930,244
QBE Capital Funding III, Ltd.
7.25%, 05/24/41 144A†	200,000	199,000
United Business Media, Ltd.
5.75%, 11/03/20 144A	260,000	258,792

		1,388,036

Luxembourg — 0.7%
Fiat Finance & Trade, Ltd. SA
9.00%, 07/30/12(E)	700,000	1,064,607
Gazprom Via Gaz Capital SA
9.25%, 04/23/19Δ	290,000	363,588
6.51%, 03/07/22 144AΔ	3,200,000	3,400,250
Russian Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	320,250
TNK-BP Finance SA
7.50%, 07/18/16 144A	110,000	125,675
7.50%, 07/18/16	190,000	214,225
Tyco International Group SA
6.00%, 11/15/13	710,000	785,316

		6,273,911

Malaysia — 0.3%
Bank Negara Monetary Note
2.68%, 09/27/11(R)Ω	3,350,000	1,102,217
Malaysia Government Bond
3.43%, 08/15/14(R)	1,620,000	539,045
3.84%, 08/12/15(R)	2,280,000	767,876
4.26%, 09/15/16(R)	650,000	222,676

		2,631,814

Mexico — 0.8%
America Movil SAB de CV
5.63%, 11/15/17	270,000	304,330
5.00%, 03/30/20	240,000	251,568
BBVA Bancomer SA Texas
7.25%, 04/22/20 144AΔ	625,000	657,812
Cemex SAB de CV
5.25%, 09/30/15 144A†Δ	150,000	145,500
Mexican Bonos
8.00%, 06/11/20(M)	15,875,000	1,458,013
10.00%, 12/05/24(M)	15,616,600	1,647,061
7.50%, 06/03/27(M)	1,028,000	87,164
Mexico Government International Bond
6.75%, 09/27/34	601,000	701,668
6.05%, 01/11/40	134,000	143,246
Petroleos Mexicanos
8.00%, 05/03/19	720,000	891,360
5.50%, 01/21/21 144A	370,000	389,795

		6,677,517

Netherlands — 1.7%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,000,000	2,100,864
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21Δ	4,000,000	4,092,348
11.00%, 06/29/49 144A†	687,000	879,159
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	577,380
ING Bank NV
3.90%, 03/19/14 144A	500,000	535,308
2.38%, 06/09/14 144AΔ	550,000	547,836
2.50%, 01/14/16 144A	700,000	688,443
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,200,000	1,226,921
Shell International Finance BV
4.38%, 03/25/20	700,000	736,881
Volkswagen International Finance NV
0.70%, 10/01/12 144A†	1,900,000	1,905,687
0.86%, 04/01/14 144A†	1,500,000	1,506,327

		14,797,154

New Zealand — 0.0%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	200,000	203,275

Norway — 1.2%
DnB NOR Boligkreditt
2.10%, 10/14/15 144AΔ	1,300,000	1,286,375
2.90%, 03/29/16 144A	4,300,000	4,381,601
Nordea Eiendomskreditt AS
1.88%, 04/07/14 144A@	1,100,000	1,112,148
Sparebank 1 Boligkreditt AS
1.25%, 10/25/13 144AΔ	1,900,000	1,899,132
2.63%, 05/27/16 144A	1,600,000	1,630,993

		10,310,249

Portugal — 0.4%
Obrigacoes do Tesouro
2.62%, 05/16/47(E)Ω	2,630,873	3,810,082

See Notes to Financial Statements.

	Par	Value
Qatar — 0.1%
Qatar Government International Bond
5.15%, 04/09/14	$510,000	$554,625
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A	250,000	291,250

		845,875

Russia — 0.0%
Russian Federation
7.50%, 03/31/30Δ	207,600	244,823

South Africa — 0.2%
South Africa Government Bond
6.75%, 03/31/21(S)	4,485,000	589,012
10.50%, 12/21/26(S)Δ	5,975,000	1,023,609
Transnet, Ltd.
4.50%, 02/10/16 144A	500,000	516,578

		2,129,199

South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14	235,000	253,564
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144AΔ	3,400,000	3,490,375

		3,743,939

Spain — 0.2%
BBVA US Senior SAU
3.25%, 05/16/14	800,000	791,680
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	700,000	678,129
3.78%, 10/07/15 144AΔ	100,000	96,519
Telefonica Emisiones SAU
5.13%, 04/27/20	170,000	168,811

		1,735,139

Sweden — 1.1%
Nordea Bank AB
1.18%, 01/14/14 144A†Δ	3,400,000	3,432,327
3.70%, 11/13/14 144A	390,000	408,349
4.88%, 01/27/20 144A	110,000	114,223
4.88%, 05/13/21 144A	640,000	615,820
Stadshypotek AB
1.45%, 09/30/13 144A	4,850,000	4,884,304
Swedbank Hypotek AB
0.70%, 03/28/14 144A†@	400,000	400,376

		9,855,399

Switzerland — 0.2%
Credit Suisse
6.00%, 02/15/18	100,000	108,054
UBS AG
1.36%, 02/23/12†	400,000	402,601
2.25%, 01/28/14	710,000	717,869
3.88%, 01/15/15Δ	280,000	292,507
4.88%, 08/04/20	180,000	182,392

		1,703,423

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144AΔ	247,408	268,287

United Kingdom — 2.5%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,955,520
Anglo American Capital PLC
9.38%, 04/08/19 144A	100,000	131,737
Bank of Scotland PLC
5.25%, 02/21/17 144A@	400,000	428,230
Barclays Bank PLC
1.32%, 01/13/14†Δ	3,400,000	3,412,706
6.05%, 12/04/17 144A	230,000	243,845
BP Capital Markets PLC
5.25%, 11/07/13	940,000	1,019,021
3.88%, 03/10/15	310,000	326,757
3.20%, 03/11/16Δ	275,000	280,005
4.50%, 10/01/20	725,000	740,743
HSBC Holdings PLC
6.80%, 06/01/38	250,000	267,642
Lloyds TSB Bank PLC
2.62%, 01/24/14†	3,400,000	3,449,844
6.50%, 09/14/20 144A	150,000	141,731
6.38%, 01/21/21	550,000	573,603
12.00%, 12/29/49 144A†	3,200,000	3,484,689
Royal Bank of Scotland PLC
1.50%, 03/30/12 144A	2,400,000	2,421,898
4.88%, 08/25/14 144A	425,000	442,646
3.95%, 09/21/15	800,000	804,530
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	530,000	545,268
7.64%, 03/29/49	200,000	156,500
WPP Finance UK
8.00%, 09/15/14	226,000	265,298

		22,092,213

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	4,085,000

Total Foreign Bonds (Cost $162,010,674)		163,173,556

LOAN AGREEMENT — 0.0%
Ford Motor Co. Tranche B
2.94%, 12/15/13Ω
(Cost $17,522)	17,522	17,501

MORTGAGE-BACKED SECURITIES — 41.8%
ABN Amro Mortgage Corporation
0.00%, 06/25/33 IOΩ@	25,608	1,834
American Home Mortgage Assets
1.20%, 11/25/46†	1,340,658	621,425
Arkle Master Issuer PLC
1.66%, 05/17/60 144A†	1,100,000	1,100,711
Arran Residential Mortgages Funding PLC
2.62%, 11/19/47 144A(E)†	500,000	725,471
Avis Budget Rental Car Funding AESOP LLC
3.15%, 03/20/17 144A	160,000	161,730
Banc of America Commercial Mortgage, Inc.
5.92%, 05/10/45†	420,000	464,805
Banc of America Large Loan, Inc.
5.67%, 02/17/51 144A†	100,000	109,346
Bank of America Mortgage Securities, Inc.
2.77%, 07/25/34†	310,112	284,678

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Adjustable Rate Mortgage Trust
5.68%, 02/25/33†	$72,352	$71,101
5.29%, 05/25/34†	468,926	436,189
2.71%, 03/25/35†	1,233,355	1,154,965
Bear Stearns Alt-A Trust
0.83%, 04/25/34†	93,356	77,808
2.65%, 05/25/35†	539,185	450,432
2.92%, 09/25/35†	804,928	583,400
Bear Stearns Structured Products, Inc.
3.19%, 01/26/36†	1,360,603	866,568
Chase Mortgage Finance Corporation
2.82%, 02/25/37†	244,038	232,872
Commercial Mortgage Pass-Through Certificates
5.95%, 06/10/46†	1,250,000	1,384,682
Countrywide Alternative Loan Trust
5.50%, 10/25/33	136,814	141,326
0.54%, 09/25/35†	1,107,901	706,209
1.78%, 09/25/35†	270,220	166,552
0.52%, 10/25/35†	1,274,388	763,576
0.51%, 11/20/35†	1,016,369	577,779
0.53%, 11/20/35†	1,907,791	1,196,122
0.46%, 01/25/36†	624,748	389,415
0.46%, 02/25/36†	1,473,189	808,041
6.00%, 08/25/37	1,186,463	929,297
0.38%, 09/25/46†	1,386,545	757,027
Countrywide Home Loan Mortgage Pass-Through Trust
3.02%, 02/19/34†	1,175,715	1,086,116
3.07%, 11/20/34†	246,172	208,252
0.61%, 11/25/34 144A†	23,452	20,397
0.55%, 03/25/35 144A†	92,530	78,997
0.43%, 03/25/36†	424,788	263,894
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,800,000	1,889,627
CS First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†@	159,851	—
52.48%, 07/25/33 IOΩ@	61,647	3,852
0.00%, 08/25/33 IOΩ†@	201,536	3
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	12,868	13,798
7.00%, 04/01/15	8,990	9,639
7.00%, 12/01/15	15,213	16,054
8.50%, 06/01/16	10,009	11,289
8.50%, 06/01/18	4,342	4,897
4.50%, 09/01/18	16,103	17,211
8.00%, 08/01/24	2,278	2,704
7.50%, 11/01/29	9,932	11,598
7.50%, 12/01/29	16,897	19,732
7.50%, 02/01/31	28,710	33,565
2.66%, 07/01/31†	27,943	29,028
2.61%, 08/01/31†	3,571	3,698
7.50%, 11/01/31	9,959	11,649
2.73%, 04/01/32†	5,576	5,853
2.59%, 03/01/34†	6,397	6,704
5.00%, 12/01/34	71,790	76,646
5.50%, 05/01/35	1,118,042	1,215,852
5.00%, 11/01/35	995,615	1,062,187
5.50%, 11/01/35	324,275	352,559
5.00%, 12/01/35	72,995	78,104
5.50%, 01/01/36	185,319	201,508
6.00%, 02/01/36	1,293,424	1,427,550
5.99%, 01/01/37†	772,438	819,747
5.65%, 04/01/37†	1,288,519	1,370,365
6.00%, 04/01/37	8,080	9,002
5.50%, 07/01/37	319,493	347,260
6.00%, 07/01/37	2,299	2,561
5.56%, 09/01/37†	571,840	610,028
6.00%, 09/01/37	101,601	113,197
5.50%, 02/01/38	170,720	184,837
5.50%, 04/01/38	118,995	128,835
6.00%, 07/01/38	38,547	42,946
5.50%, 12/01/38	555,634	601,059
6.00%, 12/01/38	106,586	118,750
6.00%, 01/01/39	53,705	59,834
5.50%, 02/01/39	124,751	134,949
4.50%, 09/01/39	877,482	913,532
5.50%, 01/01/40	790,456	855,819
4.50%, 08/01/40 TBA	26,500,000	27,290,866
4.00%, 09/01/40	31,190	31,277
4.00%, 11/01/40	35,410	35,509
4.00%, 12/01/40	626,273	628,028
3.50%, 07/01/41 TBA	1,400,000	1,336,782
4.00%, 07/01/41 TBA	100,000	99,906
Federal Home Loan Mortgage Corporation REMIC
0.00%, 04/15/22 POΩ†	15,225	13,884
0.69%, 06/15/37†	1,295,288	1,296,305
4.00%, 12/15/38	400,000	397,840
4.00%, 01/15/39	100,000	100,000
5.50%, 06/15/41	600,000	650,190
Federal Housing Administration
8.70%, 10/01/18@	117,572	125,344
Federal National Mortgage Association
8.00%, 06/01/15	22,143	23,721
8.00%, 07/01/15	11,258	11,429
8.00%, 09/01/15	21,185	22,824
3.07%, 12/01/17	992,096	996,912
5.00%, 12/01/17	46,873	50,433
2.80%, 03/01/18	597,188	587,809
3.74%, 05/01/18	1,398,598	1,441,537
3.84%, 05/01/18	420,000	433,511
4.51%, 06/01/19	1,000,000	1,060,319
3.42%, 10/01/20	298,900	293,297
3.38%, 11/01/20	398,492	389,612
3.63%, 12/01/20	199,290	197,969
3.76%, 12/01/20	1,293,434	1,297,736
9.50%, 05/01/22	2,427	2,759
2.73%, 07/01/22†	9,155	9,259
5.50%, 09/01/23	352,414	384,594
5.50%, 10/01/23	58,333	63,844
9.50%, 07/01/24	4,850	5,475
5.50%, 05/01/25	2,105,011	2,286,109
4.50%, 07/19/25 TBA	17,000,000	18,020,000
3.50%, 07/01/26 TBA	7,400,000	7,534,125
4.00%, 07/01/26 TBA	14,400,000	14,998,493
4.50%, 07/01/26 TBA	1,000,000	1,060,000
3.50%, 07/19/26 TBA	4,000,000	4,072,500
2.70%, 07/01/27†	23,851	24,139

See Notes to Financial Statements.

	Par	Value
2.42%, 08/01/27†	$58,006	$60,820
2.70%, 11/01/27†	46,876	47,443
5.50%, 04/01/29	426	465
3.01%, 02/01/30†	152,476	159,037
2.76%, 06/01/30†	20,283	20,407
8.00%, 10/01/30	40,032	45,592
2.76%, 12/01/30†	7,273	7,663
2.70%, 01/01/31†	7,977	8,186
2.45%, 05/01/31†	17,123	17,222
6.00%, 11/01/31	15,830	17,559
6.00%, 01/01/32	70,991	78,749
6.00%, 03/01/32	73,231	81,234
6.00%, 04/01/32	481,657	534,294
2.70%, 06/01/32†	9,411	9,533
2.73%, 08/01/32†	32,079	33,306
2.38%, 02/01/33†	3,123	3,155
2.73%, 05/01/33†	66,823	69,614
6.00%, 05/01/33	5,230	5,802
5.00%, 08/01/33	21,667	23,157
5.50%, 09/01/33	6,144	6,691
6.00%, 12/01/33	3,000	3,328
5.50%, 02/01/34	8,354	9,097
5.50%, 04/01/34	1,327	1,449
6.00%, 07/01/34 TBA	3,200,000	3,515,002
5.50%, 08/01/34	11,952	13,049
5.50%, 10/01/34	701	765
6.00%, 10/01/34	69,955	77,447
2.14%, 12/01/34†	469,968	487,415
5.50%, 12/01/34	79,374	86,421
6.00%, 12/01/34	1,071	1,183
6.00%, 01/01/35	734,761	811,461
6.00%, 05/01/35	2,316,156	2,556,247
5.50%, 07/01/35	555	606
6.00%, 07/01/35	489,861	540,640
5.50%, 08/01/35	1,291	1,410
6.00%, 08/01/35	504	556
5.50%, 09/01/35	320,850	349,203
6.00%, 10/01/35	129,699	143,453
2.24%, 11/01/35†	184,816	190,748
2.25%, 11/01/35†	370,353	382,319
2.27%, 11/01/35†	157,247	162,131
2.28%, 11/01/35†	157,733	162,946
2.70%, 11/01/35†	20,397	20,973
6.00%, 11/01/35	1,167,206	1,292,348
5.50%, 12/01/35	5,965	6,513
6.00%, 12/01/35	25,982	28,708
6.00%, 02/01/36	16,879	18,650
6.00%, 03/01/36	23,242	25,680
5.50%, 04/01/36	327,766	351,900
6.00%, 04/01/36	23,241	25,679
4.03%, 05/01/36†	276,098	292,547
6.00%, 10/01/36	3,592	3,958
6.50%, 10/01/36	225,050	255,095
5.50%, 11/01/36	875,709	949,628
6.00%, 11/01/36	82,363	90,772
6.50%, 11/01/36	98,299	111,530
6.00%, 12/01/36	293	323
6.00%, 01/01/37	84,265	92,858
5.50%, 02/01/37	1,032	1,123
5.54%, 02/01/37†	1,041,298	1,105,836
5.50%, 03/01/37	44,251	48,118
5.50%, 04/01/37	1,685	1,833
6.00%, 04/01/37	12,027	13,232
5.50%, 05/01/37	1,935	2,106
6.00%, 05/01/37	43,197	47,526
5.50%, 06/01/37	790	860
6.00%, 06/01/37	1,039	1,145
5.50%, 07/01/37 TBA	750,000	810,938
6.00%, 07/01/37 TBA	5,000,000	5,492,190
6.00%, 07/01/37	4,854,188	5,363,404
6.50%, 10/01/37	317,977	360,804
6.00%, 11/01/37	6,241	6,867
2.70%, 12/01/37†	107,928	108,206
6.00%, 12/01/37	1,403	1,544
2.70%, 01/01/38†	50,170	52,113
6.00%, 01/01/38	8,266	9,094
5.50%, 02/01/38	867	943
6.00%, 02/01/38	33,897	37,267
4.50%, 03/01/38	46,350	48,081
5.50%, 03/01/38	2,538	2,761
6.00%, 03/01/38	5,866	6,456
4.50%, 04/01/38	1,454,008	1,508,291
6.00%, 04/01/38	3,878	4,263
5.50%, 05/01/38	581	630
6.00%, 05/01/38	980,881	1,079,186
5.50%, 06/01/38	2,894	3,149
4.50%, 07/01/38 TBA	12,000,000	12,414,372
5.00%, 07/01/38 TBA	5,200,000	5,525,000
5.50%, 07/01/38	343,503	373,733
5.50%, 08/01/38	495,135	538,709
5.50%, 09/01/38	1,807	1,966
6.00%, 11/01/38	966,377	1,063,229
5.50%, 12/01/38	580,335	631,949
4.00%, 07/13/39 TBA	34,000,000	34,000,000
4.50%, 08/01/39	225,975	235,612
5.50%, 08/01/39	172,673	186,898
4.50%, 09/01/39	181,082	188,804
4.50%, 10/01/39	89,007	92,802
4.50%, 12/01/39	176,565	184,095
6.00%, 12/01/39	3,559,650	3,916,405
5.50%, 05/01/40	5,100,000	5,521,945
1.70%, 06/01/40†	85,386	86,852
4.50%, 07/13/40 TBA	4,000,000	4,138,124
4.50%, 07/14/40 TBA	15,900,000	16,449,043
3.50%, 09/01/40	939,194	899,297
1.70%, 10/01/40†	258,266	262,731
2.70%, 11/01/40†	46,048	47,986
3.50%, 01/01/41	996,115	953,800
3.50%, 02/01/41	8,977,204	8,595,853
3.50%, 03/01/41	996,747	954,406
3.50%, 07/01/41 TBA	400,000	382,500
3.50%, 07/14/41 TBA	3,000,000	2,868,750
Federal National Mortgage Association REMIC
0.00%, 08/25/21 IOΩ	142	3,222
0.00%, 10/25/21 IOΩ	208	4,269
0.79%, 05/25/30†	864,660	865,006
0.64%, 10/18/30†	37,269	37,269
0.01%, 07/25/33 IOΩ†@	174,703	1,839
0.00%, 04/25/34 IOΩ†@	305,918	5,632
0.01%, 06/25/34 IOΩ†@	413,242	3,137
6.31%, 10/25/40 IO†	746,321	117,226
5.50%, 07/25/41	800,000	841,991
6.48%, 07/25/41 IO†	1,000,000	155,020
Federal National Mortgage Association STRIP
5.00%, 01/25/38 IO	390,002	82,682

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FFCA Secured Lending Corporation
0.00%, 09/18/27 IO 144AΩ†@	$778,454	$28,052
FHLMC Multifamily Structured Pass Through Certificates
0.00%, 02/25/18 IOΩ†	5,540,000	446,449
1.23%, 01/25/20 IOΩ†	3,911,304	257,850
1.41%, 04/25/20 IOΩ†	1,118,647	83,762
1.84%, 06/25/20 IOΩ†	1,182,214	118,509
1.69%, 08/25/20 IO†	1,303,301	117,997
FHLMC Structured Pass-Through Securities
1.69%, 07/25/44†	1,808,169	1,762,683
First Horizon Alternative Mortgage Securities
2.34%, 06/25/34†	835,967	747,133
Fosse Master Issuer PLC
1.62%, 10/18/54 144A†	2,850,000	2,846,104
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	1,091,428	1,098,895
GMAC Mortgage Corporation Loan Trust
3.11%, 06/25/34†	323,698	319,789
Government National Mortgage Association
3.95%, 07/15/25	193,941	200,263
7.00%, 10/15/25	54,876	63,659
7.00%, 01/15/26	12,756	14,823
7.00%, 07/15/27	111,125	129,010
7.00%, 12/15/27	1,441	1,677
7.00%, 01/15/28	29,705	34,618
7.00%, 03/15/28	140,276	163,244
7.00%, 07/15/28	20,197	23,537
7.50%, 07/15/28	14,301	16,792
6.50%, 08/15/28	12,517	14,281
7.00%, 08/15/28	31,308	36,485
7.50%, 08/15/28	11,757	13,805
6.50%, 09/15/28	48,586	55,434
7.00%, 10/15/28	42,600	49,644
7.50%, 03/15/29	37,646	44,144
7.50%, 11/15/29	23,141	27,200
2.13%, 11/20/29†	64,019	66,009
8.50%, 08/15/30	2,307	2,809
8.50%, 11/20/30	17,905	21,716
6.50%, 08/15/31	107,422	122,125
7.50%, 08/15/31	31,099	36,674
6.50%, 10/15/31	185,666	211,259
6.00%, 11/15/31	540,401	602,490
6.50%, 11/15/31	220,891	251,126
6.00%, 12/15/31	127,514	142,165
6.00%, 01/15/32	194,080	217,289
6.00%, 02/15/32	278,074	310,024
6.50%, 02/15/32	387,433	441,634
6.00%, 04/15/32	148,227	165,953
7.50%, 04/15/32	83,829	99,117
6.50%, 06/15/32	186,666	212,215
6.50%, 07/15/32	3,835	4,359
6.50%, 08/15/32	349,216	397,015
6.50%, 09/15/32	353,034	401,356
6.00%, 10/15/32	310,441	346,109
6.00%, 11/15/32	266,653	297,591
6.00%, 12/15/32	110,081	122,729
6.50%, 12/15/32	24,383	27,720
0.00%, 12/20/32 IOΩ†	304,502	48,457
6.00%, 01/15/33	140,708	156,875
6.00%, 02/15/33	106,450	118,681
6.50%, 03/15/33	45,945	52,234
6.50%, 04/15/33	793,270	901,848
6.00%, 05/15/33	572,476	638,252
6.00%, 06/15/33	82,745	92,252
6.00%, 10/15/33	407,545	454,370
6.50%, 10/15/33	195,590	222,362
6.00%, 12/15/33	397,414	443,075
0.00%, 07/20/34 IOΩ†	249,696	39,103
6.50%, 08/15/34	688,558	816,981
0.00%, 02/20/35 IOΩ†	495,124	83,357
0.00%, 07/20/35 IOΩ†	518,385	78,025
0.00%, 08/20/35 IOΩ†	599,957	79,243
0.00%, 11/16/35 IOΩ†	632,330	97,096
0.00%, 02/16/36 IOΩ†	1,272,642	218,114
0.00%, 08/16/36 IOΩ†	668,785	124,038
6.51%, 12/16/36 IO†	398,133	79,167
0.49%, 03/20/37†	2,324,220	2,310,652
0.00%, 05/16/37 IOΩ†	615,005	88,395
0.49%, 05/20/37†	986,272	980,504
0.00%, 11/16/37 IOΩ†	421,448	59,194
5.00%, 07/01/38 TBA	4,000,000	4,332,500
5.50%, 07/01/38 TBA	800,000	879,250
6.00%, 07/01/38 TBA	600,000	663,000
6.36%, 10/20/38 IO†	487,357	87,355
6.36%, 11/20/38 IO†	570,095	103,038
5.50%, 01/15/39	147,340	162,305
0.00%, 03/20/39 IOΩ†	263,804	47,701
6.56%, 04/16/39 IO†	179,929	28,433
5.91%, 06/20/39 IO†	581,596	104,564
5.00%, 07/01/39 TBA	2,400,000	2,602,874
0.00%, 08/20/39 IOΩ†	873,341	146,017
0.00%, 10/20/39 IOΩ†	1,343,460	232,163
6.46%, 01/20/40 IO†	319,405	58,717
0.00%, 02/16/40 IOΩ†	307,989	50,000
4.50%, 03/15/40	726,032	767,703
4.50%, 07/01/40 TBA	24,700,000	26,027,326
0.00%, 07/16/40 IOΩ†	829,348	138,751
5.00%, 07/20/40	92,064	100,057
6.38%, 07/20/40 IO†	267,364	52,465
5.00%, 08/20/40	1,301,658	1,414,671
0.00%, 09/20/40 IOΩ†	285,950	43,318
5.00%, 09/20/40	366,257	398,056
5.86%, 09/20/40†	390,908	61,357
5.86%, 11/20/40 IO†	541,973	100,204
3.50%, 01/15/41	485,448	471,947
0.00%, 03/16/41 IOΩ†	195,236	34,804
5.21%, 06/20/41 IO†	600,000	95,058
4.00%, 07/01/41 TBA	300,000	305,578
4.50%, 07/01/41 TBA	3,000,000	3,157,032
0.61%, 12/20/60†	536,518	534,640
0.69%, 03/20/61†	597,042	594,307
0.71%, 03/20/61†	397,042	395,911
Granite Mortgages PLC
1.72%, 01/20/44(E)†	317,011	443,396
Greenpoint Mortgage Funding Trust
0.37%, 01/25/37†	1,177,866	691,480
GS Mortgage Securities Corporation II
4.68%, 07/10/39	954,008	991,494

See Notes to Financial Statements.

	Par	Value
5.56%, 11/10/39	$1,200,000	$1,300,374
5.99%, 08/01/45†	1,600,000	1,717,760
GSMPS Mortgage Loan Trust
0.42%, 02/25/35 144A†	178,347	150,187
0.54%, 09/25/35 144A†	1,884,853	1,585,780
GSR Mortgage Loan Trust
2.79%, 09/25/35†	740,784	704,066
Holmes Master Issuer PLC
1.68%, 10/15/54 144A†	500,000	500,859
Impac CMB Trust
0.91%, 10/25/34†	102,557	65,301
0.45%, 11/25/35†	1,013,457	562,540
Impac Secured Assets CMN Owner Trust
0.44%, 03/25/36†	721,560	331,999
Indymac ARM Trust
1.93%, 01/25/32†	14,992	12,380
Indymac INDA Mortgage Loan Trust
5.84%, 11/25/37†	500,632	402,624
Indymac Index Mortgage Loan Trust
0.49%, 07/25/35†	1,865,818	1,208,201
0.41%, 04/25/46†	782,049	434,024
0.38%, 09/25/46†	1,340,703	796,045
JP Morgan Alternative Loan Trust
0.45%, 01/25/36†	584,306	413,911
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	1,270,000	1,366,686
JP Morgan Mortgage Trust
5.01%, 02/25/35†	525,167	520,564
2.77%, 07/25/35†	385,693	325,104
2.97%, 07/25/35†	411,107	385,407
2.97%, 07/25/35†	422,093	399,588
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	720,638	751,296
4.95%, 09/15/30	400,000	432,213
0.00%, 06/15/36 IO 144AΩ†@	1,528,105	457
5.37%, 09/15/39	1,650,000	1,794,644
5.42%, 02/15/40	2,200,000	2,371,088
5.87%, 09/15/45†	1,100,000	1,196,090
Luminent Mortgage Trust
0.36%, 12/25/36†	3,128,930	1,932,574
0.39%, 02/25/46†	924,527	552,812
MASTR Adjustable Rate Mortgages Trust
2.62%, 05/25/34†	288,128	231,476
2.69%, 11/25/35 144A†	1,051,293	593,453
0.39%, 05/25/47†	2,888,785	1,517,476
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	683,401	699,137
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.16%, 08/12/49†	300,000	328,434
MLCC Mortgage Investors, Inc.
0.82%, 11/25/29†	394,420	367,387
NCUA Guaranteed Notes
0.59%, 03/11/20†	849,708	851,102
2.90%, 10/29/20	1,180,000	1,177,796
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	112,858	114,431
6.50%, 10/25/34 144A†	118,644	119,598
Permanent Master Issuer PLC
1.67%, 07/15/42 144A†	1,000,000	998,996
2.62%, 07/15/42 144A(E)†	1,100,000	1,597,811
Prime Mortgage Trust
5.50%, 05/25/35 144A	5,287,477	4,695,070
6.00%, 05/25/35 144A	3,550,334	3,283,611
Sequoia Mortgage Trust
0.79%, 07/20/33†	229,508	220,587
Silverstone Master Issuer PLC
1.67%, 01/21/55 144A†	1,200,000	1,199,997
Structured Adjustable Rate Mortgage Loan Trust
0.53%, 08/25/35†	469,806	374,336
Structured Asset Mortgage Investments, Inc.
0.44%, 07/19/35†	204,653	142,273
Structured Asset Securities Corporation
0.54%, 06/25/35 144A†	237,948	193,724
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44†	1,000,000	1,090,413
Washington Mutual Mortgage Pass-Through Certificates
2.58%, 02/25/33†	17,045	14,653
3.41%, 12/25/36†	609,481	456,631
5.41%, 02/25/37†	964,632	632,547
5.64%, 02/25/37†	623,532	457,434
1.68%, 06/25/42†	36,367	28,862
0.48%, 07/25/45†	373,664	302,713
0.48%, 07/25/45†	747,328	605,426
0.51%, 07/25/45†	698,562	573,508
0.48%, 10/25/45†	1,376,205	1,126,620
1.04%, 04/25/47†	1,400,197	978,494
Wells Fargo Alternative Loan Trust
6.07%, 12/28/37†	1,783,072	1,309,712
Wells Fargo Mortgage-Backed Securities Trust
2.81%, 10/25/35†	527,690	510,157

Total Mortgage-Backed Securities (Cost $374,644,558)		366,680,978

MUNICIPAL BONDS — 2.7%
American Municipal Power, Inc. Series E Revenue Bond
6.27%, 02/15/50	250,000	250,648
Birmingham Commercial Development Authority, Civic Center Improvements Project, Series A General Obligation
5.50%, 04/01/41	30,000	30,387
Chicago O’Hare International Airport, Series A Revenue Bond
5.63%, 01/01/35	40,000	40,929
Chicago O’Hare International Airport, Series C Revenue Bond
5.50%, 01/01/31	80,000	81,899

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chicago Transit Authority, Series A Revenue Bond
6.90%, 12/01/40	$1,800,000	$1,919,178
Clark County Nevada, Las-Vegas-McCarran International Airport, Series A Revenue Bond
5.25%, 07/01/39	50,000	49,421
Dallas Area Rapid Transit
5.25%, 12/01/48	150,000	154,156
Illinois Finance Authority, Series B Revenue Bond
5.75%, 07/01/33	1,800,000	1,943,658
Illinois State, Taxable Pension General Obligation Bond
5.67%, 03/01/18	300,000	311,496
5.88%, 03/01/19	310,000	318,950
Los Angeles Department of Airports of the city of Los Angeles, California, Series A Revenue Bond
5.00%, 05/15/35	70,000	69,802
5.25%, 05/15/39	50,000	51,160
Los Angeles Department of Water & Power, Build America Revenue Bonds
6.57%, 07/01/45	200,000	224,396
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series A-3 Revenue Bond
5.00%, 07/01/39	50,000	49,627
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	230,000	220,722
6.66%, 04/01/57	130,000	122,689
New York Liberty Development Corporation, Goldman Sachs Headquarters, Series 2005 Revenue Bond
5.25%, 10/01/35	170,000	168,604
Pennsylvania Higher Education Assistance Agency, Student Loan, Sub-Series HH-10 Revenue Bond
0.18%, 05/01/46†	2,350,000	2,079,774
San Mateo County Community College District, Election 2005, Series B General Obligation
5.00%, 09/01/38	20,000	20,089
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,708,802
State of California General Obligation Bond
7.50%, 04/01/34	525,000	594,300
7.95%, 03/01/36	165,000	179,939
7.55%, 04/01/39	475,000	544,046
7.30%, 10/01/39	360,000	399,506
7.63%, 03/01/40	775,000	892,963
State of Illinois General Obligation Bond
3.32%, 01/01/13	6,500,000	6,627,010
4.42%, 01/01/15	1,400,000	1,436,414
7.35%, 07/01/35	400,000	425,688
State of Illinois, Series B General Obligation Bond
3.10%, 10/01/33†	1,100,000	1,100,000
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H-1 Revenue Bond (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,000,250

Total Municipal Bonds (Cost $23,134,843)		24,016,503

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bills
0.16%, 08/18/11‡‡	887,000	886,981
0.04%, 09/15/11‡‡	364,000	363,992
0.04%, 09/22/11Ω‡‡	58,000	57,998

		1,308,971

U.S. Treasury Bonds
7.50%, 11/15/24Δ	800,000	1,126,750
4.38%, 02/15/38Δ‡‡	400,000	402,688
4.38%, 11/15/39Δ	10,940,000	10,946,838
4.38%, 05/15/40Δ	1,190,000	1,189,448

		13,665,724

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21Δ‡‡	8,000,000	8,547,072
2.38%, 01/15/25Δ‡‡	1,140,000	1,565,167
2.38%, 01/15/27Δ‡‡	2,180,000	2,776,341
1.75%, 01/15/28‡‡	3,000	3,375
3.88%, 04/15/29Δ‡‡	3,068,000	5,757,975
2.13%, 02/15/40Δ	950,000	1,077,658
2.13%, 02/15/40Δ	2,150,000	2,403,351

		22,130,939

U.S. Treasury Notes
1.00%, 09/30/11	9,600,000	9,624,000
1.38%, 02/15/13Δ	70,000	71,124
0.50%, 05/31/13	40,000	40,048
1.25%, 02/15/14	350,000	355,195
1.25%, 04/15/14Δ	120,000	121,706
1.75%, 05/31/16Δ	2,340,000	2,344,018
1.50%, 06/30/16	410,000	405,067
2.88%, 03/31/18Δ	1,000,000	1,030,313
2.63%, 04/30/18	2,170,000	2,197,464
2.63%, 08/15/20	4,900,000	4,743,813
2.63%, 11/15/20Δ	270,000	260,086
3.63%, 02/15/21Δ	8,790,000	9,167,012
3.13%, 05/15/21Δ‡‡	3,260,000	3,251,348
3.88%, 08/15/40	2,400,000	2,197,874
4.25%, 11/15/40Δ	200,000	195,531
4.75%, 02/15/41Δ	3,610,000	3,837,881
4.38%, 05/15/41Δ	1,690,000	1,687,627

		41,530,107

Total U.S. Treasury Obligations (Cost $77,151,323)		78,635,741

	Shares
COMMON STOCKS — 0.0%
Financial Services — 0.0%
Holdco, Cl A+	14,317	19,454
Holdco, Cl B+	128,860	175,095

		194,549

See Notes to Financial Statements.

	Shares	Value
Producer Durables — 0.0%
Nortek, Inc.*	1,076	$38,693

Total Common Stocks (Cost $762,877)		233,242

PREFERRED STOCKS — 0.3%
Federal Home Loan Mortgage Corporation	1,550	4,557
Federal National Mortgage Association	9,000	22,105
Wells Fargo & Co.	2,400	2,544,000

Total Preferred Stocks (Cost $1,737,963)		2,570,662

	Par
REPURCHASE AGREEMENTS — 16.9%
Barclays Capital, Inc.
0.06% (dated 07/01/11, due 07/05/11, repurchase price $21,800,145, collateralized by Federal Home Loan Mortgage Corporation, 4.500%, due 01/01/41, total market value $22,577,582)	$21,800,000	21,800,000
Morgan Stanley & Co., Inc.
0.06% (dated 07/01/11, due 07/05/11, repurchase price $36,500,243, collateralized by Federal Home Loan Mortgage Corporation, 0.625%, due 12/28/12, total market value $37,355,939)	36,500,000	36,500,000
Morgan Stanley & Co., Inc.
0.06% (dated 07/01/11, due 07/05/11, repurchase price $16,000,107, collateralized by Federal National Mortgage Association, 0.500%, due 10/30/12, total market value $16,333,135)	16,000,000	16,000,000
RBS Securities, Inc.
0.03% (dated 06/30/11, due 07/01/11, repurchase price $53,777,045, collateralized by Federal National Mortgage Association, 4.625%, due 10/15/13, total market value $54,995,071)	53,777,000	53,777,000
RBS Securities, Inc.
0.03% (dated 06/30/11, due 07/01/11, repurchase price $20,523,017, collateralized by Federal National Mortgage Association, 4.625%, due 10/15/13, total market value $20,991,619)	20,523,000	20,523,000

Total Repurchase Agreements (Cost $148,600,000)		148,600,000

	Shares
MONEY MARKET FUNDS — 19.0%
GuideStone Money Market Fund (GS4 Class)¥	67,866,340	67,866,340
Northern Institutional Liquid Assets Portfolio§	98,995,617	98,995,617

Total Money Market Funds (Cost $166,861,957)		166,861,957

TOTAL INVESTMENTS — 141.7% (Cost $1,248,479,385)		1,244,500,160

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
5-Year U.S. Treasury Note Futures, Strike Price $120.00, Expires 07/22/11 (CITIG)	(8)	(1,812)
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(38)	(29,450)

		(31,262)

Put Options — 0.0%
5-Year U.S. Treasury Note Futures, Strike Price $118.00, Expires 07/22/11 (CITIG)	(13)	(2,438)
September 2011 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/19/11 (JPM)	(38)	(2,850)

	Notional Amount
U.S. Dollar vs. Canadian Dollar, Strike Price $0.93, Expires 08/03/11 (CITI)	$(500,000)	(3,825)

		(9,113)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(300,000)	(5)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	(2)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (DEUT)	(500,000)	(9)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(5,600,000)	(97)
3-Month LIBOR, Strike Price $2.25, Expires 06/19/12 (RBS)	(3,700,000)	(15,713)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (CITI)	(900,000)	(4,270)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (UBS)	(400,000)	(1,898)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (DEUT)	(3,900,000)	(16,562)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(800,000)	(2,578)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (DEUT)	$(700,000)	$(2,255)

		(43,389)

Total Written Options (Premiums received $(186,979))		(83,764)

	Par
TBA SALE COMMITMENTS — (1.2)%
Federal Home Loan Mortgage Corporation
5.50%, 07/01/39 TBA	$(1,000,000)	(1,080,156)
Federal National Mortgage Association
3.50%, 07/01/41 TBA	(8,000,000)	(7,650,000)
3.50%, 08/01/41 TBA	(2,000,000)	(1,907,500)

Total TBA Sale Commitments (Cost $(10,750,508))		(10,637,656)

Liabilities in Excess of Other Assets — (40.5)%		(355,458,774)

NET ASSETS — 100.0%		$878,319,966

Please see abbreviation and footnote definitions beginning on page 130.

See Notes to Financial Statements.

Swap agreements outstanding at June 30, 2011:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	$1,200,000	$339	$—	$339
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	10,993	—	10,993
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	101,864	10,359	91,505

					$5,400,000	$113,196	$10,359	$102,837

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.25% due 03/06/30	1.21%	(1.04)%	05/20/17	DEUT	USD	$1,000,000	$(7,841)	$—	$(7,841)
GMAC LLC, 6.88% due 08/28/12	3.57%	(3.53)%	09/20/17	DEUT	USD	4,100,000	(4,087)	—	(4,087)

						$5,100,000	$(11,928)	$—	$(11,928)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	1.60%	06/20/12	MLCS	USD	$1,200,000	$(18,767)	$—	$(18,767)
Dow Jones CDX IG14 5Y Index	1.00%	06/20/15	UBS	USD	3,900,000	(45,678)	(14,736)	(30,942)
Dow Jones CDX HY15 Index	5.00%	12/20/15	CITI	USD	2,200,000	(72,154)	(71,627)	(527)
Dow Jones CDX IG15 5Y Index	1.00%	12/20/15	MSCS	USD	1,200,000	(11,364)	(7,811)	(3,553)
Dow Jones CDX IG9 Index	0.80%	12/20/17	RBS	USD	7,163,200	210,581	70,484	140,097
Dow Jones CDX IG10 Index	1.50%	06/20/18	MSCS	USD	7,356,800	(81,641)	(208,042)	126,401
Dow Jones CDX HY16 Index	(1.00)%	06/20/21	DEUT	USD	2,500,000	(98,329)	(75,514)	(22,815)
Dow Jones CDX HY16 Index	(1.00)%	06/20/21	DEUT	USD	2,500,000	(98,329)	(72,789)	(25,540)
Dow Jones CDX HY16 Index	(1.00)%	06/20/21	DEUT	USD	2,500,000	(98,329)	(68,755)	(29,574)

					$30,520,000	$(314,010)	$(448,790)	$134,780

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
KWCDC Index	3.62%	07/06/11	DEUT	KRW	$964,630,000	$511	$—	$511
KWCDC Index	3.63%	07/07/11	DEUT	KRW	1,611,662,000	865	—	865
KWCDC Index	3.66%	07/08/11	JPM	KRW	766,531,000	946	—	946
3-Month BRL BRR CDI Index	(10.12)%	01/02/12	MSCS	BRL	8,000,000	(194,754)	(16,146)	(178,608)
Brazil CETIP Interbank Deposit	11.02%	01/02/12	UBS	BRL	1,600,000	11,149	—	11,149

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank Deposit	11.67%	02/02/12	MSCS	BRL	$2,300,000	$42,427	$4,657	$37,770
Brazil CETIP Interbank Deposit	12.59%	01/02/13	MSCS	BRL	6,000,000	58,261	4,662	53,599
Brazil CETIP Interbank Deposit	11.91%	01/02/13	BAR	BRL	15,400,000	60,649	44,462	16,187
Brazil CETIP Interbank Deposit	12.51%	01/02/13	UBS	BRL	1,600,000	—	(1,301)	1,301
Brazil CETIP Interbank Deposit	12.48%	01/02/13	CS	BRL	20,500,000	169,934	(2,537)	172,471
MXN-TIIE- Banxico	6.50%	03/05/13	MSCS	MXN	15,600,000	10,849	(611)	11,460
3-Month LIBOR	(0.75)%	06/30/13	JPM	USD	42,700,000	6,312	(25,609)	31,921
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	5,440	360	5,080
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	14,400,000	(23,065)	36,983	(60,048)
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	91,858	22,921	68,937
3-Month LIBOR	(2.12)%	11/23/14	BOA	USD	6,800,000	(28,812)	—	(28,812)
3-Month LIBOR	(2.50)%	12/21/16	DEUT	USD	1,800,000	(8,382)	(26,454)	18,072
3-Month LIBOR	2.50%	12/21/16	DEUT	USD	900,000	4,929	16,997	(12,068)
3-Month LIBOR	2.50%	12/21/16	DEUT	USD	2,300,000	12,984	46,391	(33,407)
3-Month LIBOR	(2.08)%	08/15/17	BOA	USD	2,600,000	31,111	—	31,111
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	(13,902)	(9,808)	(4,094)
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	(8,215)	(5,178)	(3,037)
3-Month LIBOR	(3.25)%	12/21/18	DEUT	USD	5,100,000	(88,342)	(155,399)	67,057
3-Month LIBOR	3.59%	11/23/19	BOA	USD	6,100,000	15,563	—	15,563
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	(124,860)	—	(124,860)
3-Month LIBOR	3.50%	12/21/21	JPM	USD	2,300,000	1,735	32,904	(31,169)
3-Month LIBOR	4.48%	07/01/24	BOA	USD	3,600,000	(19,647)	—	(19,647)
3-Month LIBOR	(4.00)%	12/21/26	DEUT	USD	3,400,000	(32,364)	(107,826)	75,462
3-Month LIBOR	(4.21)%	11/23/27	BOA	USD	2,200,000	7,210	—	7,210
3-Month LIBOR	(4.60)%	07/01/44	BOA	USD	2,000,000	14,769	—	14,769

					$3,533,623,000	$5,159	$(140,532)	$145,691

Total Swap agreements outstanding at June 30, 2011						$(207,583)	$(578,963)	$371,380

Please see abbreviation and footnote definitions beginning on page 130.

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Futures Contracts	42.5
Mortgage-Backed Securities	41.8
Corporate Bonds	21.4
Money Market Funds	19.0
Foreign Bonds	18.6
Repurchase Agreements	16.9
U.S. Treasury Obligations	9.0
Agency Obligations	7.3
Asset-Backed Securities	4.7
Municipal Bonds	2.7
Preferred Stocks	0.3
Swap Agreements	—	**
Loan Agreement	—	**
Common Stocks	—	**
Written Options	—	**
TBA Sale Commitments	(1.2)
Forward Foreign Currency Contracts	(2.8)

	180.2

** Rounds to less than 0.005%.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$64,262,413	$—	$64,262,413	$—
Asset-Backed Securities	41,282,508	—	41,282,508	—
Common Stocks	233,242	38,693	—	194,549
Corporate Bonds	188,165,099	—	188,165,099	—
Foreign Bonds	163,173,556	—	163,173,556	—
Loan Agreement	17,501	—	17,501	—
Money Market Funds	166,861,957	166,861,957	—	—
Mortgage-Backed Securities	366,680,978	—	366,680,975	3
Municipal Bonds	24,016,503	—	24,016,503	—
Preferred Stocks	2,570,662	—	2,570,662	—
Repurchase Agreements	148,600,000	—	148,600,000	—
U.S. Treasury Obligations	78,635,741	—	78,635,741	—

Total Assets — Investments in Securities	$1,244,500,160	$166,900,650	$1,077,404,958	$194,552

Other Financial Instruments***
Futures Contracts	$72,824	$72,824	$—	$—

Total Assets — Other Financial Instruments	$72,824	$72,824	$—	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(10,637,656)	$—	$(10,637,656)	$—
Written Options	(83,764)	(36,550)	(47,214)	—

Total Liabilities — Investments in Securities	$(10,721,420)	$(36,550)	$(10,684,870)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(346,114)	$—	$(346,114)	$—
Swap Agreements	(207,583)	—	(207,583)	—

Total Liabilities — Other Financial Instruments	$(553,697)	$—	$(553,697)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Mortgage-Backed Securities
Balance, 12/31/10	$369,013	$267,860	$101,153
Accrued discounts/premiums	—	—	—
Realized gain (loss)(1)	—	—	—
Change in unrealized appreciation (depreciation)(2)	(73,308)	(73,311)	3
Purchases	—	—	—
Sales	(101,153)	—	(101,153)
Transfers in and/or out of Level 3	—	—	—

Balance, 06/30/11	$194,552	$194,549	$3

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net Realized Gain (loss) from Investment securities and securities sold short.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities and securities sold short.

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 1.1%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	$2,060,000	$2,433,222
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,868,094

Total Asset-Backed Securities (Cost $3,814,842)		4,301,316

CORPORATE BONDS — 57.2%
Aflac, Inc.
6.90%, 12/17/39	2,669,000	2,801,484
6.45%, 08/15/40Δ	5,705,000	5,679,253
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,267
6.75%, 01/15/28	235,000	245,905
5.95%, 02/01/37Δ	5,326,000	5,087,795
Allegheny Technologies, Inc.
5.95%, 01/15/21	3,538,000	3,772,778
Ally Financial, Inc.
8.00%, 11/01/31Δ	199,000	216,412
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	577,790	614,938
American Express Co.
8.15%, 03/19/38	3,752,000	4,995,698
American International Group, Inc.
5.45%, 05/18/17	30,000	31,411
Anadarko Petroleum Corporation
6.45%, 09/15/36	795,000	832,167
Archer-Daniels-Midland Co.
5.77%, 03/01/41	1,827,000	1,935,085
AT&T Corporation
6.50%, 03/15/29	125,000	133,239
6.50%, 09/01/37	9,530,000	10,388,739
Bank of America Corporation
7.63%, 06/01/19	7,000,000	8,121,064
Barrick North America Finance LLC
5.70%, 05/30/41 144AΔ	1,634,000	1,591,825
Bell South Tele-communications, Inc.
7.00%, 12/01/95	1,000,000	1,053,275
Bruce Mansfield Unit
6.85%, 06/01/34@Δ	1,216,973	1,307,764
Camden Property Trust
5.70%, 05/15/17Δ	25,000	27,572
CenturyLink, Inc.
6.88%, 01/15/28Δ	65,000	61,514
7.60%, 09/15/39	25,000	24,115
Chesapeake Energy Corporation
2.50%, 05/15/37Δ	100,000	105,750
2.25%, 12/15/38	50,000	45,563
CIT Group, Inc.
7.00%, 05/01/14Δ	85,848	87,028
7.00%, 05/01/15	153,940	154,517
7.00%, 05/01/16	256,570	255,929
7.00%, 05/01/17	359,197	358,748
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,627,612
5.88%, 05/29/37Δ	1,141,000	1,135,060
8.13%, 07/15/39	4,174,000	5,239,672
Comcast Corporation
5.65%, 06/15/35	660,000	648,587
6.50%, 11/15/35	555,000	604,220
6.45%, 03/15/37Δ	2,415,000	2,591,326
6.95%, 08/15/37	625,000	707,803
Commonwealth Edison Co.
4.75%, 12/01/11@	67,000	66,978
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,878,741	2,151,158
8.31%, 10/02/19	187,318	187,543
7.57%, 09/15/21	159,495	158,491
Corning, Inc.
7.25%, 08/15/36Δ	850,000	992,101
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,081,517
7.13%, 03/01/28	425,000	477,701
5.65%, 03/01/98	2,520,000	2,082,311
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	999,518
DCP Midstream LLP
6.45%, 11/03/36 144A	490,000	515,578
Dillard’s, Inc.
7.75%, 07/15/26	890,000	867,750
7.00%, 12/01/28Δ	500,000	462,500
Duke Realty LP
5.95%, 02/15/17	70,000	76,874
First Industrial LP
7.60%, 07/15/28	1,000,000	974,511
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,018,750
Ford Motor Co.
4.25%, 11/15/16Δ	150,000	257,813
6.63%, 10/01/28Δ	680,000	670,050
6.38%, 02/01/29	1,255,000	1,204,637
General Electric Capital Corporation
4.88%, 03/04/15Δ	510,000	555,056
6.75%, 03/15/32	3,000,000	3,342,831
6.15%, 08/07/37	6,114,000	6,362,504
5.88%, 01/14/38	150,000	152,246
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	429,290
Halliburton Co.
7.45%, 09/15/39Δ	3,070,000	3,847,422
HCA, Inc.
7.58%, 09/15/25	1,000,000	935,000
7.05%, 12/01/27	500,000	436,250
Home Depot, Inc.
5.88%, 12/16/36	875,000	898,496
HSBC Bank USA NA
7.00%, 01/15/39	5,948,000	6,784,955
Intel Corporation
3.25%, 08/01/39Δ	1,155,000	1,414,875
International Lease Finance Corporation
5.65%, 06/01/14Δ	105,000	105,525
8.63%, 09/15/15 144AΔ	5,000	5,438
International Paper Co.
8.70%, 06/15/38	2,643,000	3,297,716
iStar Financial, Inc.
8.63%, 06/01/13Δ	635,000	654,050
5.95%, 10/15/13	305,000	288,225
5.70%, 03/01/14	1,171,000	1,086,102

See Notes to Financial Statements.

	Par	Value
JC Penney Corporation, Inc.
6.38%, 10/15/36	$414,000	$372,600
Johnson Controls, Inc.
5.70%, 03/01/41	622,000	634,143
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	271,768
Kraft Foods, Inc.
6.50%, 11/01/31	1,700,000	1,941,638
7.00%, 08/11/37	525,000	613,570
6.88%, 02/01/38	3,243,000	3,764,114
6.50%, 02/09/40	3,928,000	4,378,070
Lennar Corporation
6.50%, 04/15/16Δ	625,000	625,000
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,305,065
Lowe’s Cos., Inc.
6.65%, 09/15/37	357,000	414,079
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	250,669
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	645,000	741,773
Masco Corporation
7.75%, 08/01/29	50,000	49,784
Massachusetts Institute of Technology
5.60%, 07/01/99	1,927,000	1,977,967
Mead Corporation
7.55%, 03/01/47	515,000	515,493
MetLife, Inc.
7.72%, 02/15/19	2,905,000	3,521,505
5.88%, 02/06/41Δ	2,950,000	2,975,099
6.40%, 12/15/66Δ	310,000	303,800
Morgan Stanley
5.45%, 01/09/17	5,000	5,294
6.63%, 04/01/18	70,000	77,217
5.63%, 09/23/19	195,000	200,427
5.50%, 07/24/20	200,000	202,797
6.25%, 08/09/26	100,000	105,552
Motorola, Inc.
6.63%, 11/15/37	46,000	51,330
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	102,005
Nationwide Mutual Insurance Co.
6.60%, 04/15/34	150,000	140,866
Nortel Networks Capital Corporation
7.88%, 06/15/26#	445,000	338,200
Old Republic International Corporation
3.75%, 03/15/18Δ	1,535,000	1,527,325
Owens Corning, Inc.
6.50%, 12/01/16	240,000	261,438
7.00%, 12/01/36	3,940,000	4,003,643
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	1,932,978
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	2,631,350
ProLogis LP
5.63%, 11/15/15Δ	35,000	37,043
Prudential Financial, Inc.
6.63%, 06/21/40	5,412,000	5,862,771
Pulte Group, Inc.
5.20%, 02/15/15Δ	38,000	38,190
7.88%, 06/15/32	1,500,000	1,380,000
6.38%, 05/15/33	1,000,000	830,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,040,000
6.88%, 09/15/33	2,250,000	2,179,688
Sempra Energy
6.00%, 10/15/39Δ	8,268,000	8,741,128
SLM Corporation
5.00%, 10/01/13	250,000	260,138
5.38%, 05/15/14	200,000	208,363
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	2,046,875
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	56,925
6.88%, 11/15/28	2,350,000	2,238,375
8.75%, 03/15/32	20,000	21,750
Target Corporation
6.50%, 10/15/37	3,900,000	4,471,623
7.00%, 01/15/38	2,330,000	2,798,405
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	867,221
Textron, Inc.
6.63%, 04/07/20(U)	160,000	267,645
Time Warner Cable, Inc.
6.55%, 05/01/37Δ	1,049,000	1,117,828
6.75%, 06/15/39	2,995,000	3,287,054
5.88%, 11/15/40	1,700,000	1,683,653
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,344,538
Toro Co.
6.63%, 05/01/37@	300,000	299,741
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	5,179,276
Union Pacific Resources Group, Inc.
7.15%, 05/15/28Δ	250,000	280,943
UnitedHealth Group, Inc.
5.80%, 03/15/36	920,000	931,533
6.50%, 06/15/37	767,000	841,376
6.63%, 11/15/37	2,526,000	2,811,329
5.70%, 10/15/40Δ	1,210,000	1,201,188
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	2,498,101
6.40%, 02/15/38	968,000	1,052,581
6.90%, 04/15/38	1,000,000	1,150,906
8.95%, 03/01/39	105,000	148,692
7.35%, 04/01/39Δ	979,000	1,180,104
6.00%, 04/01/41Δ	2,770,000	2,902,797
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	175,000	163,646
Verizon New York, Inc.
7.38%, 04/01/32	255,000	294,121
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	4,622,962
6.60%, 01/15/38	3,757,000	4,132,065
Wal-Mart Stores, Inc.
6.50%, 08/15/37	1,359,000	1,566,021
WellPoint, Inc.
5.95%, 12/15/34	846,000	881,641
6.38%, 06/15/37	2,766,000	3,023,570

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Western Union Co.
6.20%, 11/17/36Δ	$3,205,000	$3,269,161
6.20%, 06/21/40	20,000	20,150
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	626,817
6.88%, 12/15/33Δ	580,000	585,337
Wyndham Worldwide Corporation
5.75%, 02/01/18	50,000	51,700

Total Corporate Bonds (Cost $209,433,043)		225,067,407

FOREIGN BONDS — 24.8%
Australia — 2.1%
Barrick PD Australia Finance Pty, Ltd.
5.95%, 10/15/39	2,870,000	2,911,540
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	65,243
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	845,000	914,863
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	374,302
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40Δ	4,186,000	4,066,728

		8,332,676

Brazil — 0.5%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,771,617

Canada — 4.7%
Canada Generic Residual STRIP
3.56%, 06/01/25(C)Ω†	3,685,000	2,390,961
Methanex Corporation
6.00%, 08/15/15	25,000	25,460
Ontario Generic Residual STRIP
4.20%, 07/13/22(C)Ω†	3,900,000	2,517,076
4.57%, 03/08/29(C)Ω†	7,000,000	3,242,957
Saskatchewan Residual STRIP
2.09%, 04/10/14(C)	3,535,000	3,454,993
4.02%, 02/04/22(C)	3,000,000	1,919,212
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	472,594
TransCanada Pipelines, Ltd.
6.20%, 10/15/37	4,291,000	4,646,312

		18,669,565

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16Δ	625,000	736,491

Finland — 1.1%
Nokia OYJ
6.63%, 05/15/39	4,410,000	4,124,377

Ireland — 0.9%
Ireland Government Bond
4.50%, 10/18/18(E)	1,150,000	1,095,255
5.00%, 10/18/20(E)	75,000	69,759
5.40%, 03/13/25(E)	300,000	269,559
XL Capital, Ltd.
6.38%, 11/15/24	585,000	605,344
6.25%, 05/15/27Δ	1,530,000	1,552,347

		3,592,264

Italy — 0.2%
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	366,641
6.00%, 09/30/34	415,000	353,212

		719,853

Jamaica — 0.9%
BAA Funding, Ltd.
4.88%, 07/15/21 144A	3,686,000	3,604,978

Luxembourg — 1.8%
ArcelorMittal
7.00%, 10/15/39	4,221,000	4,281,014
6.75%, 03/01/41Δ	1,253,000	1,245,868
Enel Finance International NV
6.00%, 10/07/39 144A	1,710,000	1,550,100

		7,076,982

Malaysia — 0.1%
Telekom Malaysia BhD
7.88%, 08/01/25 144A	225,000	290,695

Mexico — 1.1%
Mexican Bonos
7.25%, 12/15/16(M)	13,150,000	1,173,360
8.00%, 12/07/23(M)	34,000,000	3,083,411

		4,256,771

Netherlands — 1.0%
EDP Finance BV
4.90%, 10/01/19 144A	400,000	343,247
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	3,773,009

		4,116,256

Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	108,668
4.25%, 05/19/17(K)	11,940,000	2,363,727

		2,472,395

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	295,000	321,550

Portugal — 0.1%
Obrigacoes do Tesouro
4.80%, 06/15/20(E)	75,000	66,947
3.85%, 04/15/21(E)	250,000	210,596

		277,543

Spain — 0.4%
Telefonica Emisones SAU
7.05%, 06/20/36	1,495,000	1,586,439

Supranational — 1.9%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,564,637

See Notes to Financial Statements.

	Par	Value
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	$2,470,000	$2,043,472

		7,608,109

United Kingdom — 7.1%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	684,575
10.18%, 06/12/21 144A	7,312,000	9,210,707
HBOS PLC
6.00%, 11/01/33 144A	590,000	450,907
HSBC Holdings PLC
6.80%, 06/01/38	2,000,000	2,141,136
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	6,830,000	6,851,275
6.38%, 01/21/21	2,199,000	2,293,370
Royal Bank of Scotland PLC
6.13%, 01/11/21Δ	1,988,000	2,041,585
Standard Chartered Bank
6.40%, 09/26/17 144A	1,000,000	1,115,056
Tesco PLC
6.15%, 11/15/37 144A	3,000,000	3,215,289

		28,003,900

Total Foreign Bonds (Cost $89,703,575)		97,562,461

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31 (Cost $100,322)	105,605	113,007

MUNICIPAL BONDS — 10.1%
Aurora Water Improvement, First Lien Revenue Bond Series A
5.00%, 08/01/39	1,240,000	1,257,447
California Educational Facilities Authority, Stanford University Revenue Bond
5.25%, 04/01/40	4,690,000	5,378,258
California Educational Facilities Authority, University of Southern California, Series A Revenue Bond
5.00%, 10/01/39	940,000	963,434
California General Obligation Bond
5.50%, 03/01/40	1,985,000	2,041,235
Dallas Area Rapid Transit Revenue Bond
5.25%, 12/01/43	325,000	335,640
Dallas Area Rapid Transit Revenue Bond
5.25%, 12/01/48	1,950,000	2,004,034
Foothill-De Anza Community College District, California Community College General Obligation Bond Series C
5.00%, 08/01/40	1,110,000	1,134,642
Georgia State Road & Tollway Authority Revenue Bond Series B
5.00%, 10/01/21	1,150,000	1,360,278
King County Sewer Revenue Bond
5.00%, 01/01/39	405,000	412,590
5.00%, 01/01/45	2,565,000	2,596,473
Los Angeles Unified School District, Series KRY General Obligation Bond
5.76%, 07/01/29	2,280,000	2,300,520
5.75%, 07/01/34	3,415,000	3,369,341
Louisiana, Second Lien Revenue Bond Series B
5.00%, 05/01/45	1,185,000	1,206,922
Massachusetts Development Finance Agency, Harvard University, Revenue Bond Series B-1
5.00%, 10/15/40	1,230,000	1,288,487
Massachusetts Health & Educational Facilities Authority, Harvard University Revenue Bond Series A
5.50%, 11/15/36	440,000	477,893
Metropolitan Transportation Authority, Build America Series E Revenue Bond
6.81%, 11/15/40	1,020,000	1,124,244
New Jersey Transportation Trust Fund Authority Revenue Bond Series A
5.50%, 06/15/41	3,335,000	3,432,649
New York City Municipal Water Finance Authority, Second General Resolution, Series EE Revenue Bond
5.38%, 06/15/43	690,000	730,020
New York City Municipal Water Finance Authority Revenue Bond Series GG
5.00%, 06/15/43	2,575,000	2,625,470
Santa Clara County, Election of 2008 Series A General Obligation Bond
5.00%, 08/01/34	1,625,000	1,668,355
State of California General Obligation Bond
7.50%, 04/01/34	2,135,000	2,416,820
7.55%, 04/01/39	1,190,000	1,362,978
State of Illinois General Obligation Bond, Taxable Pension
5.10%, 06/01/33	635,000	540,842

Total Municipal Bonds (Cost $38,764,709)		40,028,572

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury STRIPS
4.77%, 05/15/38Ω	19,940,000	5,734,186
4.82%, 05/15/40ΩΔ	16,000,000	4,130,176

		9,864,362

Total U.S. Treasury Obligations (Cost $10,821,253)		9,864,362

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONV	330	$32,587
El Paso Energy Capital Trust I CONV	5,350	238,182
Preferred Blocker (GMAC), Inc. 144A	82	77,065

Total Preferred Stocks (Cost $272,391)		347,834

MONEY MARKET FUNDS — 14.3%
GuideStone Money Market Fund (GS4 Class)¥	10,951,116	10,951,116
Northern Institutional Liquid Assets Portfolio§	45,361,796	45,361,796

Total Money Market Funds (Cost $56,312,912)		56,312,912

TOTAL INVESTMENTS — 110.1% (Cost $409,223,047)		433,597,871
Liabilities in Excess of Other Assets — (10.1)%		(39,929,102)

NET ASSETS — 100.0%		$393,668,769

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	57.2
Foreign Bonds	24.8
Money Market Funds	14.3
Municipal Bonds	10.1
U.S. Treasury Obligations	2.5
Asset-Backed Securities	1.1
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	110.1

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$4,301,316	$—	$4,301,316	$—
Corporate Bonds	225,067,407	—	225,067,407	—
Foreign Bonds	97,562,461	—	97,562,461	—
Money Market Funds	56,312,912	56,312,912	—	—
Mortgage-Backed Security	113,007	—	113,007	—
Municipal Bonds	40,028,572	—	40,028,572	—
Preferred Stocks	347,834	347,834	—	—
U.S. Treasury Obligations	9,864,362	—	9,864,362	—

Total Assets — Investments in Securities	$433,597,871	$56,660,746	$376,937,125	$—

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS - 89.0%
U.S. Treasury Bonds
4.38%, 05/15/40Δ‡‡	$240,000	$239,889
3.88%, 08/15/40Δ‡‡	160,000	146,525

		386,414

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/12	2,970,000	3,843,626
2.00%, 04/15/12	4,777,300	5,410,765
0.63%, 04/15/13	2,590,000	2,838,194
1.88%, 07/15/13Δ	1,885,000	2,453,466
2.00%, 01/15/14Δ	2,290,000	3,004,051
1.25%, 04/15/14Δ‡‡	1,255,000	1,415,409
2.00%, 07/15/14Δ‡‡	3,908,200	5,087,144
1.63%, 01/15/15Δ	735,000	939,385
0.50%, 04/15/15Δ	5,211,900	5,643,564
1.88%, 07/15/15Δ	3,390,000	4,323,656
2.00%, 01/15/16Δ	2,335,000	2,941,705
0.13%, 04/15/16Δ	825,000	859,928
2.50%, 07/15/16Δ	2,480,000	3,162,560
2.38%, 01/15/17	4,045,000	5,149,399
2.63%, 07/15/17	740,000	934,691
1.63%, 01/15/18Δ	2,220,000	2,622,561
1.38%, 07/15/18Δ	2,165,000	2,453,326
2.13%, 01/15/19Δ	785,900	935,998
1.88%, 07/15/19Δ	1,365,000	1,608,984
1.38%, 01/15/20Δ	2,753,900	3,073,405
1.13%, 01/15/21Δ	5,690,000	6,079,105
2.38%, 01/15/25Δ	4,705,200	6,460,023
2.00%, 01/15/26Δ	1,475,000	1,828,486
2.38%, 01/15/27Δ	1,345,000	1,712,926
1.75%, 01/15/28Δ	4,305,000	4,843,777
3.63%, 04/15/28	1,200,000	2,199,925
2.50%, 01/15/29Δ	3,900,000	4,752,710
3.88%, 04/15/29Δ	3,030,000	5,686,657
3.38%, 04/15/32Δ	307,100	515,505
2.13%, 02/15/40Δ	7,087,600	8,040,014
2.13%, 02/15/40Δ‡‡	6,510,200	7,277,346

		108,098,291

U.S. Treasury Notes
3.63%, 02/15/21Δ	1,125,000	1,173,252
3.13%, 05/15/21Δ	3,125,000	3,116,706
4.75%, 02/15/41Δ‡‡	1,566,900	1,665,811
4.38%, 05/15/41Δ	1,580,000	1,577,782

		7,533,551

Total U.S. Treasury Obligations (Cost $111,837,234)		116,018,256

	Shares
MONEY MARKET FUNDS — 50.4%
GuideStone Money Market Fund (GS4 Class)¥	14,275,070	14,275,070
Northern Institutional Liquid Assets Portfolio§	51,391,241	51,391,241

Total Money Market Funds (Cost $65,666,311)		65,666,311

TOTAL INVESTMENTS — 139.4% (Cost $177,503,545)		181,684,567
Liabilities in Excess of Other Assets — (39.4)%		(51,364,230)

NET ASSETS — 100.0%		$130,320,337

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	89.0
Money Market Funds	50.4
Futures Contracts	(12.2)

127.2

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$65,666,311	$65,666,311	$—	$—
U.S. Treasury Obligations	116,018,256	—	116,018,256	—

Total Assets — Investments in Securities	$181,684,567	$65,666,311	$116,018,256	$—

Other Financial Instruments***
Futures Contracts	$21,253	$21,253	$—	$—

Total Assets — Other Financial Instruments	$21,253	$21,253	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Federal National Mortgage Association
0.10%, 01/10/12‡‡ (Cost $15,991)	$16,000	$15,991

CORPORATE BONDS — 41.4%
ACCO Brands Corporation
10.63%, 03/15/15	105,000	117,731
AES Corporation
8.00%, 06/01/20	350,000	374,500
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,134
6.75%, 01/15/28	185,000	193,585
5.95%, 02/01/37Δ	65,000	62,093
Ally Financial, Inc.
7.50%, 12/31/13	87,000	93,851
6.75%, 12/01/14	399,000	413,962
8.00%, 12/31/18	104,000	111,800
7.50%, 09/15/20	415,000	435,750
8.00%, 11/01/31Δ	389,000	423,038
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	156,000
American Express Credit Corporation
5.13%, 08/25/14	100,000	109,212
American International Group, Inc.
5.45%, 05/18/17	25,000	26,176
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,269
6.38%, 09/15/17	120,000	137,739
Appleton Papers, Inc.
11.25%, 12/15/15Δ	102,000	103,530
Ashton Woods USA LLC
0.00%, 06/30/15 STEP 144AΩ@	20,800	12,688
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	124,800
AT&T, Inc.
6.55%, 02/15/39	220,000	242,109
Ball Corporation
5.75%, 05/15/21	380,000	381,900
Baltimore Gas & Electric Co.
5.20%, 06/15/33Δ	1,125,000	1,076,182
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	423,762
Berry Petroleum Co.
10.25%, 06/01/14	80,000	91,800
Biomet, Inc.
10.00%, 10/15/17	10,000	10,950
10.38%, 10/15/17 PIKΔ	545,000	603,588
Boston Scientific Corporation
7.00%, 11/15/35	215,000	230,954
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14@	105,000	10
Calpine Corporation
7.50%, 02/15/21 144A	460,000	471,500
7.88%, 01/15/23 144A	400,000	412,500
CCO Holdings LLC
7.00%, 01/15/19 144AΔ	230,000	237,475
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	260,000	338,112
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	91,000
Ceridian Corporation
12.25%, 11/15/15 144AΔ	63,900	65,018
Charter Communications Operating LLC
10.88%, 09/15/14 144A	140,000	154,700
Chesapeake Energy Corporation
7.25%, 12/15/18	110,000	120,450
6.63%, 08/15/20Δ	530,000	560,475
2.50%, 05/15/37Δ	65,000	68,738
2.25%, 12/15/38	25,000	22,781
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	455,625
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	126,325
CIT Group, Inc.
7.00%, 05/01/14Δ	51,558	52,267
7.00%, 05/01/15	92,453	92,800
7.00%, 05/01/16	154,090	153,705
7.00%, 05/01/17	215,726	215,456
Citigroup, Inc.
6.38%, 08/12/14	150,000	165,976
7.38%, 09/04/19(E)	380,000	630,306
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14@	6,000	4,590
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	22,319
6.80%, 11/15/15	125,000	146,184
Comcast Corporation
5.15%, 03/01/20Δ	170,000	183,359
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	103,250
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	84,000
ConocoPhillips
6.50%, 02/01/39	30,000	35,166
Consol Energy, Inc.
8.25%, 04/01/20Δ	210,000	229,950
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,174,213	1,344,474
5.98%, 10/19/23	516,124	530,937
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	295,379
Cricket Communications, Inc.
7.75%, 05/15/16Δ	150,000	159,750
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,239,471
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	130,000	135,850
Delta Air Lines, Inc.
9.50%, 09/15/14 144A	36,000	38,565
8.02%, 02/10/24	91,876	93,364

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	$300,000	$362,177
DISH DBS Corporation
7.00%, 10/01/13	600,000	647,250
Dynegy Holdings, Inc.
7.75%, 06/01/19Δ	893,000	654,122
Edison Mission Energy
7.63%, 05/15/27	180,000	133,200
El Paso Corporation
7.75%, 01/15/32	50,000	58,414
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	116,828
8.38%, 06/15/32	75,000	95,196
El Pollo Loco, Inc.
11.75%, 12/01/12	20,000	21,200
11.75%, 11/15/13Δ	165,000	165,825
12.00%, 12/28/17	170,000	170,000
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,279,122
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	119,448
8.38%, 08/01/66†	60,000	65,017
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,175,542
Escrow GCB 144A US Oncology
9.12%, 08/15/17	155,000	—
FirstEnergy Corporation
7.38%, 11/15/31	325,000	371,084
Ford Motor Co.
4.25%, 11/15/16Δ	830,000	1,426,562
6.63%, 10/01/28Δ	850,000	837,563
Ford Motor Credit Co., LLC
3.03%, 01/13/12†Δ	37,500	37,595
7.50%, 08/01/12Δ	500,000	523,743
12.00%, 05/15/15	100,000	124,111
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	150,000	164,063
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	130,000	140,563
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	75,000	79,031
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	50,030
Frontier Communications Corporation
7.88%, 01/15/27Δ	405,000	396,900
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	165,766
7.63%, 12/10/14(Z)	1,025,000	924,471
4.88%, 03/04/15Δ	370,000	402,688
6.50%, 09/28/15(Z)	255,000	221,974
6.75%, 09/26/16(Z)	150,000	130,595
6.75%, 03/15/32	30,000	33,428
Georgia-Pacific LLC
8.88%, 05/15/31	785,000	994,355
Giant Funding Corporation
8.25%, 02/01/18 144A	220,000	230,450
Goldman Sachs Group, Inc.
5.13%, 10/23/19(E)	500,000	714,095
4.75%, 10/12/21(E)	300,000	390,230
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	662,400
H&E Equipment Services, Inc.
8.38%, 07/15/16	120,000	123,300
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	415,863
HCA, Inc.
6.38%, 01/15/15	150,000	153,750
7.19%, 11/15/15	205,000	207,563
9.63%, 11/15/16 PIK	596	635
7.50%, 12/15/23Δ	555,000	525,863
8.36%, 04/15/24	90,000	90,000
7.69%, 06/15/25	775,000	728,500
7.58%, 09/15/25	570,000	532,950
Hercules Offshore, Inc.
10.50%, 10/15/17 144AΔ	80,000	84,000
Hertz Corporation
8.88%, 01/01/14Δ	55,000	56,650
Idearc, Inc.
0.00%, 11/15/16+Ω	185,000	—
ING Capital Funding Trust III
3.91%, 12/29/49†	200,000	189,798
Intel Corporation
2.95%, 12/15/35	580,000	602,475
3.25%, 08/01/39Δ	460,000	563,500
International Lease Finance Corporation
5.65%, 06/01/14Δ	90,000	90,450
8.63%, 09/15/15Δ	215,000	233,812
6.25%, 05/15/19Δ	440,000	430,566
iStar Financial, Inc.
5.70%, 03/01/14	62,000	57,505
6.05%, 04/15/15	20,000	18,300
5.88%, 03/15/16Δ	22,000	19,195
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	585,000
7.63%, 03/01/97Δ	1,300,000	1,163,500
Jones Group, Inc.
6.13%, 11/15/34	135,000	103,950
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	495,408
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14Δ	795,000	691,650
Key Energy Services, Inc.
6.75%, 03/01/21	170,000	170,425
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	78,416
6.95%, 01/15/38	90,000	98,058
L-3 Communications Corporation
6.38%, 10/15/15	450,000	463,500
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,382,500
Level 3 Communications, Inc.
3.50%, 06/15/12Δ	80,000	80,200
Level 3 Financing, Inc.
8.75%, 02/15/17Δ	1,285,000	1,317,125
9.38%, 04/01/19 144AΔ	20,000	20,700

See Notes to Financial Statements.

	Par	Value
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	$1,000,000	$995,176
Masco Corporation
5.85%, 03/15/17	90,000	89,655
7.75%, 08/01/29	50,000	49,784
6.50%, 08/15/32Δ	145,000	130,332
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	263,175
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	682,688
6.11%, 01/29/37Δ	1,300,000	1,222,679
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	185,506
Morgan Stanley
4.75%, 04/01/14	40,000	41,722
5.75%, 01/25/21	700,000	709,573
Motorola, Inc.
6.63%, 11/15/37	105,000	117,167
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,224,062
Nalco Co.
6.88%, 01/15/19 144A(E)	100,000	148,883
Neiman-Marcus Group, Inc.
7.13%, 06/01/28Δ	30,000	27,900
NetFlix, Inc.
8.50%, 11/15/17	150,000	169,125
NewPage Corporation
11.38%, 12/31/14 144AΔ	285,000	267,188
Nextel Communications, Inc.
5.95%, 03/15/14Δ	970,000	973,638
7.38%, 08/01/15	1,615,000	1,623,075
Old Republic International Corporation
3.75%, 03/15/18Δ	1,060,000	1,054,700
Owens Corning, Inc.
7.00%, 12/01/36Δ	220,000	223,554
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	840,000	831,600
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	153,225
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	546,456
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	756,623
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	954,748
7.20%, 01/15/28	315,000	331,550
Plains Exploration & Production Co.
10.00%, 03/01/16	75,000	84,750
8.63%, 10/15/19	55,000	60,225
ProLogis LP
6.63%, 05/15/18	15,000	16,607
QEP Resources, Inc.
6.88%, 03/01/21	290,000	307,400
Quicksilver Resources, Inc.
11.75%, 01/01/16	95,000	109,250
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	229,500
Qwest Corporation
3.50%, 06/15/13†Δ	100,000	102,750
7.63%, 06/15/15	300,000	340,500
7.50%, 06/15/23Δ	110,000	110,688
7.25%, 09/15/25	105,000	109,200
6.88%, 09/15/33	2,500,000	2,421,875
7.25%, 10/15/35Δ	110,000	109,450
Range Resources Corporation
6.75%, 08/01/20	510,000	530,400
Regency Energy Partners LP
6.88%, 12/01/18	450,000	468,000
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144AΔ	290,000	271,457
Republic Services, Inc.
4.75%, 05/15/23	90,000	89,566
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144AΔ	80,000	89,600
Service Corporation International
7.50%, 04/01/27	75,000	72,000
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	28,091
SLM Corporation
5.38%, 01/15/13Δ	650,000	668,258
5.38%, 05/15/14	1,000,000	1,041,817
8.45%, 06/15/18	769,000	845,183
8.00%, 03/25/20	10,000	10,755
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	72,051
6.75%, 04/16/40	90,000	88,003
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	628,250
6.50%, 09/15/17Δ	400,000	360,500
6.90%, 12/15/17Δ	200,000	184,500
Sprint Capital Corporation
8.38%, 03/15/12	60,000	62,700
6.88%, 11/15/28	200,000	190,500
8.75%, 03/15/32	755,000	821,063
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	47,700
7.75%, 04/15/16	280,000	295,400
7.63%, 03/15/20Δ	100,000	106,250
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	114,170
Tenet Healthcare Corporation
10.00%, 05/01/18	55,000	62,769
8.88%, 07/01/19Δ	462,000	512,242
6.88%, 11/15/31Δ	85,000	71,400
Textron Financial Corporation
5.13%, 08/15/14	30,000	31,378
Textron, Inc.
6.63%, 04/07/20(U)	130,000	217,462
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	242,453
8.25%, 04/01/19	40,000	49,962
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	327,044
United Air Lines, Inc.
10.40%, 05/01/18	722,751	819,383
6.64%, 01/02/24	267,176	268,512
Universal Hospital Services, Inc.
8.50%, 06/01/15 PIK	20,000	20,700
Univision Communications, Inc.
7.88%, 11/01/20 144AΔ	150,000	154,500

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
USG Corporation
6.30%, 11/15/16	$1,250,000	$1,106,250
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	105,000	108,938
Verizon Maryland, Inc.
5.13%, 06/15/33	100,000	93,512
Verizon New York, Inc.
7.38%, 04/01/32	75,000	86,506
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	88,620
Wachovia Corporation
5.25%, 08/01/14	120,000	128,715
WellPoint, Inc.
7.00%, 02/15/19	80,000	95,698
Western Union Co.
6.20%, 11/17/36Δ	60,000	61,201
6.20%, 06/21/40	5,000	5,038
Westvaco Corporation
8.20%, 01/15/30	150,000	162,882
7.95%, 02/15/31	135,000	146,361
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	488,194
6.95%, 10/01/27	55,000	56,655
7.38%, 03/15/32	370,000	386,069
6.88%, 12/15/33	490,000	494,508
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	140,400
Williams Cos., Inc.
7.50%, 01/15/31	97,000	111,234
Wyndham Worldwide Corporation
7.38%, 03/01/20	380,000	422,057

Total Corporate Bonds (Cost $64,693,450)		72,738,911

FOREIGN BONDS — 39.3%
Argentina — 0.3%
Argentina Bonds
7.00%, 10/03/15Δ	102,000	100,852
Argentina Republic Government
8.75%, 06/02/17Δ	93,000	94,814
Pan American Energy LLC
7.88%, 05/07/21 144AΔ	100,000	106,500
7.88%, 05/07/21Δ	176,000	187,440

		489,606

Australia — 2.1%
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	2,825,000	3,058,578
Queensland Treasury Corporation
7.13%, 09/18/17(Z)	275,000	250,311
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	345,024

		3,653,913

Belgium — 0.1%
Ontex IV SA
9.00%, 04/15/19	100,000	136,677

Bermuda — 0.8%
Qtel International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	196,000
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,297,680

		1,493,680

Brazil — 4.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/17(B)	4,345,000	2,524,772
Federative Republic of Brazil
4.88%, 01/22/21Δ	120,000	128,940
10.25%, 01/10/28(B)	6,000,000	4,209,784
11.00%, 08/17/40	115,000	157,090
Hypermarcas SA
6.50%, 04/20/21 144AΔ	150,000	150,563
Telemar Norte Leste SA
5.50%, 10/23/20 144AΔ	110,000	109,175

		7,280,324

Canada — 4.7%
Canadian Government Bond
5.25%, 06/01/12(C)	4,720,000	5,070,066
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	718,795
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,367,595
Stone Container Finance Company of Canada II
8.56%, 07/15/14+Ω	330,000	9,075
Teck Resources, Ltd.
9.75%, 05/15/14 144A	21,000	25,436
10.25%, 05/15/16 144A	29,000	34,689

		8,225,656

Cayman Islands — 1.2%
Braskem Finance, Ltd.
5.75%, 04/15/21 144A	200,000	202,260
Fibria Overseas Finance, Ltd.
7.50%, 05/04/20Δ	190,000	207,822
6.75%, 03/03/21 144A	200,000	210,500
Odebrecht Finance, Ltd.
7.00%, 04/21/20 144A	150,000	165,750
6.00%, 04/05/23 144A	220,000	219,725
Petrobras International Finance Co.
6.88%, 01/20/40	160,000	171,712
6.75%, 01/27/41Δ	160,000	171,538
Suzano Trading, Ltd.
5.88%, 01/23/21 144A	250,000	244,125
TGI International, Ltd.
9.50%, 10/03/17	130,000	146,738
Vale Overseas, Ltd.
6.88%, 11/21/36	332,000	361,311

		2,101,481

Chile — 0.3%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	120,000	137,410
Colbun SA
6.00%, 01/21/20 144A	110,000	115,874
E.CL SA
5.63%, 01/15/21 144A	150,000	154,831

See Notes to Financial Statements.

	Par	Value
Inversiones CMPC SA
4.75%, 01/19/18 144AΔ	$200,000	$200,807

		608,922

Colombia — 0.5%
Ecopetrol SA
7.63%, 07/23/19 144A	260,000	312,650
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	140,100
Republic of Colombia
7.38%, 03/18/19	200,000	250,300
7.38%, 09/18/37Δ	160,000	202,400

		905,450

France — 1.1%
AXA SA
6.21%, 10/29/49(E)†	210,000	271,994
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16	650,000	713,375
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	250,000	262,500
Dexia Credit Local
4.30%, 11/29/49(E)†	500,000	360,799
Europcar Groupe SA
9.38%, 04/15/18 144A(E)	145,000	211,587
Korreden SA
11.00%, 08/01/14(E)	69,333	33,934

		1,854,189

Germany — 5.7%
Bundesobligation
2.00%, 02/26/16(E)Δ	920,000	1,319,933
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	3,127
3.75%, 01/04/19(E)	770,000	1,192,785
3.25%, 01/04/20(E)	4,240,000	6,336,192
Commerzbank AG
7.75%, 03/16/21(E)	200,000	292,496
HT1 Funding GmbH
6.35%, 07/29/49(E)	433,000	514,893
Kabel Deutschland Vertrieb und Service GmbH & Co. KG
6.50%, 06/29/18 144A(E)	160,000	234,636
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	100,000	109,500
Unitymedia Hessen NRW
8.13%, 12/01/17 144A	100,000	106,750

		10,110,312

Greece — 0.2%
Hellenic Republic Government Bond
2.30%, 07/25/30(E)	520,000	335,954

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16 144A#	150,000	1

Indonesia — 0.2%
Indonesia Government International Bond
6.63%, 02/17/37Δ	125,000	139,038
Pertamina Persero PT
5.25%, 05/23/21 144AΔ	200,000	202,400

		341,438

Ireland — 1.2%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	155,921
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	857,156
5.00%, 10/18/20(E)	50,000	46,506
5.40%, 03/13/25(E)	250,000	224,632
Novatek Finance, Ltd.
6.60%, 02/03/21 144A	200,000	210,000
XL Capital, Ltd.
6.25%, 05/15/27Δ	640,000	649,348

		2,143,563

Italy — 0.5%
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)	129,000	171,170
Telecom Italia Capital SA
6.38%, 11/15/33	765,000	684,098

		855,268

Japan — 0.1%
Resona Bank, Ltd.
5.99%, 08/29/49(U)†	100,000	160,496

Luxembourg — 1.1%
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	150,816
CSN Resources SA
6.50%, 07/21/20 144A	150,000	160,125
6.50%, 07/21/20Δ	100,000	106,750
Evraz Group SA
9.50%, 04/24/18	160,000	184,400
6.75%, 04/27/18 144A	240,000	241,200
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	67,880
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%, 09/21/16†	100,000	100,690
TNK-BP Finance SA
7.88%, 03/13/18	410,000	472,525
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	280,819
Wind Acquisition Finance SA
7.25%, 02/15/18 144A	200,000	208,500
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)	7,350	12,284

		1,985,989

Malaysia — 0.7%
Malaysia Government Bond
3.84%, 08/12/15(R)	3,365,000	1,133,291
4.26%, 09/15/16(R)	140,000	47,961

		1,181,252

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20Δ	150,000	155,625

Mexico — 3.0%
America Movil Sab de CV
5.63%, 11/15/17	98,000	110,461
Axtel SAB de CV
7.63%, 02/01/17 144AΔ	170,000	162,350
7.63%, 02/01/17	20,000	19,100
9.00%, 09/22/19Δ	58,000	56,927
Grupo Televisa SA
6.63%, 03/18/25Δ	100,000	107,777

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.63%, 01/15/40 144AΔ	$100,000	$105,750
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	60,000	71,400
8.00%, 02/01/18Δ	500,000	545,000
Mexican Bonos
8.00%, 06/11/20(M)	18,875,000	1,733,543
8.00%, 12/07/23(M)	26,500,000	2,403,247

		5,315,555

Netherlands — 1.4%
Clondalkin Acquisition BV
3.47%, 12/15/13 144A(E)†	66,000	93,078
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	208,279
EDP Finance BV
4.90%, 10/01/19 144A	200,000	171,623
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	513,368
Hollandwide Parent BV
0.00%, 08/01/14(E)Ω	191,000	1,731
Indosat Palapa Co. BV
7.38%, 07/29/20 144AΔ	100,000	111,500
Lukoil International Finance BV
6.36%, 06/07/17	200,000	216,500
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	145,741
Polish Television Holding BV
11.25%, 05/15/17 STEP 144A(E)	125,000	190,678
UPC Holding BV
8.00%, 11/01/16(E)	154,000	232,257
VimpelCom Holdings BV
7.50%, 03/01/22 144A	200,000	201,200
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	373,416

		2,459,371

Norway — 1.0%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	71,439
4.25%, 05/19/17(K)	8,060,000	1,595,615
Trico Shipping AS
0.00%, 05/13/14	33,104	33,104

		1,700,158

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	102,000
Panama Government International Bond
7.25%, 03/15/15	1,000	1,183
6.70%, 01/26/36Δ	296,000	350,760

		453,943

Peru — 0.5%
Peru Government Bond
7.84%, 08/12/20(P)	1,864,000	748,596
Republic of Peru
7.35%, 07/21/25	40,000	49,060
8.75%, 11/21/33Δ	9,000	12,317
6.55%, 03/14/37	8,000	8,964

		818,937

Poland — 0.7%
Poland Government Bond
5.75%, 09/23/22(V)	3,640,000	1,309,636

Portugal — 0.1%
Obrigacoes do Tesouro
4.80%, 06/15/20(E)	50,000	44,632
3.85%, 04/15/21(E)	200,000	168,476

		213,108

Russia — 0.5%
Russian Federation
7.50%, 03/31/30 STEPΔ	711,895	840,926

South Africa — 0.2%
Edcon Proprietary, Ltd.
4.72%, 06/15/14(E)†	320,000	408,364

Supranational — 0.9%
Inter-American Development Bank
7.00%, 09/23/13(N)Ω	15,900,000,000	1,590,464

Sweden — 0.2%
Corral Petroleum Holdings AB
2.00%, 09/18/11 PIK 144A(E)	123,348	178,321
Nordea Bank AB
4.88%, 01/27/20 144A	160,000	166,142

		344,463

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	361,000	391,234

Trinidad And Tobago — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	291,000

Turkey — 0.2%
Republic of Turkey
7.50%, 07/14/17	100,000	117,770
7.00%, 03/11/19	100,000	115,335
6.88%, 03/17/36	73,000	80,665

		313,770

United Arab Emirates — 0.8%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,440,000

United Kingdom — 3.4%
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	647,497
6.37%, 06/29/49(U)†	180,000	258,197
Boparan Holdings, Ltd.
9.88%, 04/30/18 144A(U)	100,000	154,076
Crown Newco 3 PLC
8.88%, 02/15/19(U)	100,000	158,891
DFS Furniture Holdings PLC
9.75%, 07/15/17 144A(U)	54,000	85,367
HBOS PLC
1.73%, 09/01/16(E)†	273,000	351,207
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	409,848
Ineos Group Holdings PLC
7.88%, 02/15/16(E)	250,000	354,382
Inmarsat Finance PLC
7.38%, 12/01/17 144A	290,000	308,850
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)	706,000	958,052

See Notes to Financial Statements.

	Par	Value
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	$130,000	$202,385
Royal Bank of Scotland PLC
4.88%, 01/20/17(E)Δ	580,000	830,500
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)	500,000	574,553
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	226,275
6.75%, 06/07/16 144A	200,000	200,240
Virgin Media Finance PLC
9.13%, 08/15/16	175,000	184,625

		5,904,945

Venezuela — 0.6%
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	23,855
5.75%, 02/26/16Δ	1,153,000	889,367
7.75%, 10/13/19Δ	90,000	65,475
9.38%, 01/13/34	207,000	148,522

		1,127,219

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	212,625

Total Foreign Bonds (Cost $65,513,226)		69,155,514

MORTGAGE-BACKED SECURITIES — 3.3%
Bayview Commercial Asset Trust
0.42%, 07/25/36 144A†	209,916	166,920
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	233,211
Federal National Mortgage Association
3.50%, 07/01/26 TBA	300,000	305,437
5.50%, 07/01/37 TBA	1,900,000	2,054,375
4.50%, 07/13/40 TBA	2,700,000	2,793,234
Government National Mortgage Association
4.50%, 07/01/41 TBA	300,000	315,703

Total Mortgage-Backed Securities (Cost $5,798,785)		5,868,880

MUNICIPAL BOND — 0.2%
State of Illinois General Obligation Bond, Taxable Pension
5.10%, 06/01/33 (Cost $328,158)	435,000	370,498

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
3.50%, 02/15/39Δ‡‡	3,500,000	3,006,171
4.25%, 05/15/39Δ	40,000	39,244
4.63%, 02/15/40Δ	140,000	145,994

		3,191,409

U.S. Treasury Notes
4.50%, 04/30/12	30,000	31,075
1.00%, 05/15/14Δ	10,000	10,068
2.63%, 07/31/14Δ	50,000	52,715
2.38%, 09/30/14Δ	110,000	115,139
1.75%, 07/31/15Δ	90,000	91,540
1.25%, 08/31/15Δ	90,000	89,613
1.25%, 09/30/15Δ	90,000	89,430
2.00%, 01/31/16	170,000	173,334
1.88%, 10/31/17Δ	10,000	9,760
3.38%, 11/15/19Δ	40,000	41,706
3.63%, 02/15/20Δ	20,000	21,161
2.63%, 08/15/20Δ	340,000	329,163
2.63%, 11/15/20Δ	1,300,000	1,252,265
3.63%, 02/15/21Δ	90,000	93,860
3.88%, 08/15/40Δ	30,000	27,473

		2,428,302

Total U.S. Treasury Obligations (Cost $5,823,264)		5,619,711

	Shares
COMMON STOCKS — 0.4%
Healthcare — 0.3%
Bristol-Myers Squibb Co.Δ	15,400	445,984

Materials & Processing — 0.0%
Georgia Gulf CorporationΔ*	3,161	76,307
Rock-Tenn Co. Class A	133	8,823

		85,130

Media — 0.1%
Charter Communications, Inc.Δ*	2,769	150,246
Dex One CorporationΔ*	1,433	3,625

		153,871

Producer Durables — 0.0%
Nortek, Inc.*	179	6,437

Total Common Stocks (Cost $960,448)		691,422

FOREIGN COMMON STOCKS — 0.1%
Norway — 0.1%
Deep Ocean Group Holding@	8,860	124,040

Spain — 0.0%
Repsol YPF SA ADRΔ	1,848	64,236

Total Foreign Common Stocks (Cost $139,409)		188,276

PREFERRED STOCKS — 1.8%
Bank of America Corporation CONVΔ	602	602,722
Citigroup Capital XII	12,325	318,232
CMP Susquehanna Radio Holdings Corporation 144A@	1,493	15
El Paso Energy Capital Trust I CONVΔ	500	22,260
Lucent Technologies Capital Trust I CONVΔ	1,891	1,860,271
Preferred Blocker (GMAC), Inc. 144A	400	375,925

Total Preferred Stocks (Cost $2,410,992)		3,179,425

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.@	89	$1
Charter Communications, Inc.	110	1,265
CMP Susquehanna Radio Holdings Corporation@	1,706	—
Nortek, Inc.@	184	736

Total Rights/Warrants (Cost $50,348)		2,002

MONEY MARKET FUNDS — 26.9%
GuideStone Money Market Fund (GS4 Class)¥	18,586,528	18,586,528
Northern Institutional Liquid Assets Portfolio§	28,691,757	28,691,757

Total Money Market Funds (Cost $47,278,285)		47,278,285

TOTAL INVESTMENTS — 116.6% (Cost $193,012,356)		205,108,915
Liabilities in Excess of Other Assets — (16.6)%		(29,163,723)

NET ASSETS — 100.0%		$175,945,192

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	41.4
Foreign Bonds	39.3
Money Market Funds	26.9
Mortgage-Backed Securities	3.3
U.S. Treasury Obligations	3.2
Preferred Stocks	1.8
Common Stocks	0.4
Municipal Bond	0.2
Foreign Common Stocks	0.1
Agency Obligation	—	**
Rights/Warrants	—	**
Forward Foreign Currency Contracts	(4.5)
Futures Contracts	(9.2)

	102.9

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$15,991	$—	$15,991	$—
Common Stocks	691,422	691,422	—	—
Corporate Bonds	72,738,911	—	72,738,911	—
Foreign Bonds	69,155,514	—	69,146,439	9,075
Foreign Common Stocks	188,276	64,236	—	124,040
Money Market Funds	47,278,285	47,278,285	—	—
Mortgage-Backed Securities	5,868,880	—	5,868,880	—
Municipal Bond	370,498	—	370,498	—
Preferred Stocks	3,179,425	3,179,425	—	—
Rights/Warrants	2,002	2,002	—	—
U.S. Treasury Obligations	5,619,711	—	5,619,711	—

Total Assets — Investments in Securities	$205,108,915	$51,215,370	$153,760,430	$133,115

Other Financial Instruments***
Forward Foreign Currency Contracts	$370,808	$—	$370,808	$—

Total Assets — Other Financial Instruments	$370,808	$—	$370,808	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(93,674)	$(93,674)	$—	$—

Total Liabilities — Other Financial Instruments	$(93,674)	$(93,674)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Foreign Bonds	Foreign Common Stocks
Balance, 12/31/10	$11,550	$11,550	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)(1)	—	—	—	—
Change in unrealized appreciation (depreciation)(2)	17,460	—	(2,475)	19,935
Purchases	104,105	—	—	104,105
Sales	—	—	—	—
Transfers in and/or out of Level 3(3)	—	(11,550)	11,550	—

Balance, 06/30/11	$133,115	$—	$9,075	$124,040

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net Realized Gain (loss) from Investment securities and securities sold short.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities and securities sold short.
(3)	Transfers in and/or out of Level 3 reflect the re-classification of a balance from December 31, 2010.

See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Consumer Discretionary — 11.8%
Amazon.com, Inc.*	10,595	$2,166,572
Apollo Group, Inc. Class A*	3,477	151,875
AutoNation, Inc.Δ*	1,972	72,195
AutoZone, Inc.*	744	219,368
Avon Products, Inc.	12,815	358,820
Bed Bath & Beyond, Inc.*	7,305	426,393
Best Buy Co., Inc.Δ	9,782	307,253
Big Lots, Inc.Δ*	2,331	77,273
Cablevision Systems Corporation	7,100	257,091
CarMax, Inc.Δ*	6,556	216,807
Carnival Corporation	12,823	482,529
CBS Corporation Class B	19,896	566,837
Chipotle Mexican Grill, Inc.Δ*	919	283,227
Coach, Inc.	8,766	560,410
Comcast Corporation Class A	82,497	2,090,474
Costco Wholesale Corporation	13,039	1,059,288
Darden Restaurants, Inc.	4,066	202,324
DeVry, Inc.Δ	1,739	102,827
DIRECTV Group, Inc. Class A*	22,862	1,161,847
Discovery Communications, Inc.Δ*	8,323	340,910
DR Horton, Inc.	8,320	95,846
eBay, Inc.*	33,842	1,092,081
Estee Lauder Cos., Inc. (The) Class A	3,312	348,389
Expedia, Inc.Δ	6,096	176,723
Family Dollar Stores, Inc.	3,646	191,634
Ford Motor Co.Δ*	112,314	1,548,810
GameStop Corporation Class AΔ*	4,309	114,921
Gannett Co., Inc.	7,305	104,608
Gap, Inc. (The)Δ	11,699	211,752
Genuine Parts Co.	4,688	255,027
Goodyear Tire & Rubber Co. (The)*	6,838	114,673
H&R Block, Inc.Δ	8,799	141,136
Harley-Davidson, Inc.	6,940	284,332
Harman International Industries, Inc.	2,114	96,335
Hasbro, Inc.	3,979	174,797
Home Depot, Inc.	47,307	1,713,460
Interpublic Group of Companies, Inc.	14,831	185,387
J.C. Penney Co., Inc.Δ	6,400	221,056
Johnson Controls, Inc.	20,310	846,115
Kohl’s Corporation	8,243	412,232
Leggett & Platt, Inc.	4,457	108,662
Lennar Corporation Class AΔ	4,793	86,993
Limited Brands, Inc.	7,752	298,064
Lowe’s Cos., Inc.	38,851	905,617
Macy’s, Inc.	12,655	370,032
Marriott International, Inc. Class A	8,496	301,523
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	10,044	276,110
McDonald’s Corporation	30,843	2,600,682
McGraw-Hill Co., Inc. (The)	9,015	377,819
Netflix, Inc.Δ*	1,282	336,769
Newell Rubbermaid, Inc.	8,518	134,414
News Corporation	67,369	1,192,431
NIKE, Inc. Class B	11,302	1,016,954
Nordstrom, Inc.	5,008	235,075
Omnicom Group, Inc.	8,398	404,448
O’Reilly Automotive, Inc.*	4,119	269,836
Polo Ralph Lauren CorporationΔ	1,929	255,805
Priceline.com, Inc.*	1,489	762,264
Pulte Homes, Inc.Δ*	10,012	76,692
Ross Stores, Inc.	3,512	281,381
Scripps Networks Interactive, Inc. Class A	2,589	126,550
Sears Holdings CorporationΔ*	1,342	95,872
Snap-On, Inc.	1,680	104,966
Stanley Black & Decker, Inc.	5,079	365,942
Staples, Inc.	21,385	337,883
Starbucks Corporation	22,307	880,903
Starwood Hotels & Resorts Worldwide, Inc.	5,877	329,347
Target Corporation	20,508	962,030
Tiffany & Co.	3,726	292,566
Time Warner Cable, Inc.	9,893	772,050
Time Warner, Inc.	31,808	1,156,857
TJX Cos., Inc.	11,335	595,428
Urban Outfitters, Inc.*	3,727	104,915
VF CorporationΔ	2,550	276,828
Wal-Mart Stores, Inc.	56,544	3,004,748
Walt Disney Co. (The)	56,023	2,187,138
Washington Post Co. (The)Δ	159	66,613
Whirlpool Corporation	2,240	182,157
Wyndham Worldwide Corporation	5,135	172,793
Yum! Brands, Inc.	13,788	761,649

		42,502,440

Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	20,185	608,578
Campbell Soup Co.Δ	5,664	195,691
Clorox Co.Δ	4,109	277,111
Coca-Cola Co. (The)	68,148	4,585,679
Coca-Cola Enterprises, Inc.	9,315	271,812
Colgate-Palmolive Co.	14,473	1,265,085
ConAgra Foods, Inc.	12,112	312,611
CVS Caremark Corporation	40,080	1,506,206
Dean Foods Co.*	4,909	60,233
Dr Pepper Snapple Group, Inc.Δ	6,709	281,308
General Mills, Inc.	18,962	705,766
Heinz (H.J.) Co.Δ	9,546	508,611
Hershey Co. (The)Δ	4,580	260,373
Hormel Foods CorporationΔ	3,990	118,942
J.M. Smucker Co. (The)	3,346	255,768
Kellogg Co.	7,602	420,543
Kimberly-Clark Corporation	11,522	766,904
Kraft Foods, Inc. Class A	52,462	1,848,236
Kroger Co. (The)	17,911	444,193
McCormick & Co., Inc.	4,036	200,065
Mead Johnson Nutrition Co.	5,986	404,354
PepsiCo, Inc.	46,837	3,298,730
Procter & Gamble Co. (The)	82,825	5,265,185
Safeway, Inc.Δ	10,976	256,509
Sara Lee Corporation	17,608	334,376
SUPERVALU, Inc.Δ	5,721	53,835
Sysco Corporation	17,267	538,385
Tyson Foods, Inc. Class A	8,760	170,119
Walgreen Co.	27,400	1,163,404

See Notes to Financial Statements.

	Shares	Value
Whole Foods Market, Inc.	4,346	$275,754

		26,654,366

Energy — 12.6%
Alpha Natural Resources, Inc.*	6,713	305,038
Anadarko Petroleum Corporation	14,847	1,139,656
Apache Corporation	11,462	1,414,296
Baker Hughes, Inc.	12,992	942,700
Cabot Oil & Gas Corporation	3,016	199,991
Cameron International Corporation*	7,228	363,496
Chesapeake Energy Corporation	19,518	579,489
Chevron Corporation	59,644	6,133,789
ConocoPhillips	41,996	3,157,679
Consol Energy, Inc.	6,705	325,058
Denbury Resources, Inc.*	11,917	238,340
Devon Energy Corporation	12,484	983,864
Diamond Offshore Drilling, Inc.Δ	2,028	142,791
El Paso Corporation	22,675	458,035
EOG Resources, Inc.	7,934	829,500
EQT Corporation	4,366	229,302
Exterran Holdings, Inc.*	13	258
Exxon Mobil Corporation	146,283	11,904,510
First Solar, Inc.Δ*	1,580	208,987
FMC Technologies, Inc.*	7,103	318,143
Halliburton Co.	27,346	1,394,646
Helmerich & Payne, Inc.	3,091	204,377
Hess Corporation	9,130	682,559
Marathon Oil Corporation	21,358	1,125,139
Murphy Oil Corporation	5,722	375,707
Nabors Industries, Ltd.*	8,434	207,814
National Oilwell Varco, Inc.	12,670	990,921
Newfield Exploration Co.*	3,960	269,359
Noble Corporation	7,566	298,176
Noble Energy, Inc.	5,378	482,030
Occidental Petroleum Corporation	24,083	2,505,595
Peabody Energy Corporation	8,010	471,869
Pioneer Natural Resources Co.Δ	3,443	308,389
QEP Resources, Inc.	5,285	221,072
Range Resources CorporationΔ	4,760	264,180
Rowan Cos., Inc.*	3,752	145,615
Schlumberger, Ltd.	40,354	3,486,586
Southwestern Energy Co.Δ*	10,372	444,751
Spectra Energy Corporation	19,331	529,863
Sunoco, Inc.	3,617	150,865
Tesoro CorporationΔ*	4,092	93,748
Valero Energy Corporation	16,873	431,443
Williams Cos., Inc. (The)	17,716	535,909

		45,495,535

Financial Services — 15.6%
Aflac, Inc.	13,891	648,432
Allstate Corporation (The)	15,491	472,940
American Express Co.	30,920	1,598,564
American International Group, Inc.Δ*	12,913	378,609
Ameriprise Financial, Inc.	7,335	423,083
AON Corporation	9,809	503,202
Apartment Investment & Management Co. Class A REITΔ	3,359	85,755
Assurant, Inc.	3,099	112,401
AvalonBay Communities, Inc. REITΔ	2,537	325,751
Bank of America Corporation	300,173	3,289,896
Bank of New York Mellon Corporation (The)	36,648	938,922
BB&T CorporationΔ	20,628	553,655
Berkshire Hathaway, Inc.*	51,457	3,982,257
BlackRock, Inc.	2,831	543,014
Boston Properties, Inc. REITΔ	4,407	467,847
Capital One Financial Corporation	13,618	703,642
CB Richard Ellis Group, Inc. Class A*	8,418	211,376
Chubb Corporation	8,738	547,086
Cincinnati Financial CorporationΔ	4,986	145,491
Citigroup, Inc.	86,924	3,619,515
CME Group, Inc.	1,979	577,057
Comerica, Inc.Δ	5,205	179,937
Discover Financial Services	16,167	432,467
Dun & Bradstreet CorporationΔ	1,446	109,231
E*TRADE Financial Corporation*	6,897	95,179
Equifax, Inc.	3,635	126,207
Equity Residential REITΔ	8,698	521,880
Federated Investors, Inc. Class BΔ	2,744	65,417
Fidelity National Information Services, Inc.	7,989	245,981
Fifth Third Bancorp	27,132	345,933
First Horizon National Corporation	8,417	80,298
First Horizon National Corporation Placeholder Shares+	271,852	—
Fiserv, Inc.*	4,371	273,756
Franklin Resources, Inc.	4,306	565,335
Genworth Financial, Inc. Class A*	14,188	145,853
Goldman Sachs Group, Inc. (The)	15,423	2,052,647
Hartford Financial Services Group, Inc.Δ	13,216	348,506
HCP, Inc. REITΔ	11,878	435,804
Health Care REIT, Inc.Δ	5,356	280,815
Host Hotels & Resorts, Inc. REIT	20,363	345,153
Hudson City Bancorp, Inc.	15,400	126,126
Huntington Bancshares, Inc.	25,528	167,464
IntercontinentalExchange, Inc.*	2,146	267,628
Invesco, Ltd.	13,605	318,357
Janus Capital Group, Inc.	5,578	52,656
JPMorgan Chase & Co.	118,071	4,833,827
KeyCorp	29,511	245,827
Kimco Realty Corporation REIT	11,779	219,560
Legg Mason, Inc.	4,480	146,765
Leucadia National Corporation	5,698	194,302
Lincoln National Corporation	9,395	267,663
Loews Corporation	9,023	379,778
M&T Bank CorporationΔ	3,764	331,044
Marsh & McLennan Cos., Inc.Δ	16,225	506,058
Marshall & Ilsley Corporation	15,975	127,321
Mastercard, Inc. Class A	2,786	839,533
MetLife, Inc.	31,152	1,366,638

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Moody’s CorporationΔ	5,926	$227,262
Morgan Stanley	45,859	1,055,216
NASDAQ OMX Group, Inc. (The)*	4,216	106,665
Northern Trust Corporation	7,317	336,289
NYSE Euronext	7,766	266,141
People’s United Financial, Inc.	11,177	150,219
Plum Creek Timber Co., Inc. REITΔ	4,933	199,984
PNC Financial Services Group, Inc.	15,522	925,266
Principal Financial Group, Inc.	9,410	286,252
Progressive Corporation (The)	19,518	417,295
ProLogis, Inc. REITΔ	13,496	483,697
Prudential Financial, Inc.	14,380	914,424
Public Storage REIT	4,125	470,291
Regions Financial Corporation	36,863	228,551
Schwab (Charles) Corporation (The)Δ	29,575	486,509
Simon Property Group, Inc. REITΔ	8,832	1,026,543
SLM Corporation	15,579	261,883
State Street Corporation	15,299	689,832
SunTrust Banks, Inc.	16,221	418,502
T. Rowe Price Group, Inc.	7,791	470,109
Torchmark Corporation	2,370	152,012
Total System Services, Inc.	4,672	86,806
Travelers Cos., Inc. (The)	12,497	729,575
Unum Group	9,313	237,295
US Bancorp	57,451	1,465,575
Ventas, Inc. REIT	4,723	248,949
Visa, Inc. Class A	14,133	1,190,846
Vornado Realty Trust REIT	4,854	452,296
Wells Fargo & Co.	157,283	4,413,361
Western Union Co. (The)	19,271	385,998
Xl Group PLCΔ	8,887	195,336
Zions BancorporationΔ	5,202	124,900

		56,273,320

Healthcare — 11.4%
Abbott Laboratories	46,309	2,436,780
Aetna, Inc.	11,336	499,804
Allergan, Inc.	9,074	755,410
AmerisourceBergen Corporation	7,931	328,343
Amgen, Inc.*	27,615	1,611,335
Bard (C.R.), Inc.Δ	2,515	276,298
Baxter International, Inc.	16,911	1,009,418
Becton Dickinson & Co.	6,579	566,912
Biogen Idec, Inc.*	7,220	771,962
Boston Scientific Corporation*	45,172	312,139
Bristol-Myers Squibb Co.Δ	50,307	1,456,891
Cardinal Health, Inc.	10,620	482,360
CareFusion Corporation*	6,536	177,583
Celgene Corporation*	13,540	816,733
Cephalon, Inc.Δ*	2,425	193,758
Cerner Corporation*	4,150	253,606
CIGNA Corporation	8,085	415,812
Conventry Health Care, Inc.*	4,325	157,733
Covidien PLC	14,887	792,435
DaVita, Inc.*	2,914	252,382
DENTSPLY International, Inc.	4,139	157,613
Edwards Lifesciences
Corporation*	3,401	296,499
Eli Lilly & Co.	30,253	1,135,395
Express Scripts, Inc.Δ*	15,575	840,738
Forest Laboratories, Inc.*	8,785	345,602
Gilead Sciences, Inc.*	23,086	955,991
Hospira, Inc.*	4,918	278,654
Humana, Inc.	4,908	395,290
Intuitive Surgical, Inc.*	1,167	434,252
Johnson & Johnson	81,488	5,420,582
Laboratory Corporation of America Holdings*	2,877	278,465
Life Technologies Corporation*	5,247	273,211
McKesson Corporation	7,584	634,402
Medco Health Solutions, Inc.*	12,007	678,636
Medtronic, Inc.	31,444	1,211,537
Merck & Co., Inc.	91,434	3,226,706
Mylan, Inc.*	13,275	327,494
Patterson Cos., Inc.	2,965	97,519
PerkinElmer, Inc.	3,334	89,718
Pfizer, Inc.	235,203	4,845,182
Quest Diagnostics, Inc.Δ	4,669	275,938
St. Jude Medical, Inc.	9,741	464,451
Stryker Corporation	10,033	588,837
Tenet Healthcare CorporationΔ*	14,494	90,443
Thermo Fisher Scientific, Inc.*	11,435	736,300
UnitedHealth Group, Inc.	32,118	1,656,646
Varian Medical Systems, Inc.*	3,466	242,689
Watson Pharmaceuticals, Inc.*	3,625	249,146
WellPoint, Inc.	10,919	860,090
Zimmer Holdings, Inc.*	5,841	369,151

		41,024,871

Materials & Processing — 4.1%
Air Products & Chemicals, Inc.	6,328	604,830
Airgas, Inc.	2,194	153,668
AK Steel Holding Corporation	2,974	46,870
Alcoa, Inc.	31,848	505,109
Allegheny Technologies, Inc.Δ	3,261	206,976
Ball Corporation	4,884	187,839
Bemis Co., Inc.	3,094	104,515
CF Industries Holdings, Inc.	2,107	298,499
Cliffs Natural Resources, Inc.	4,278	395,501
Dow Chemical Co. (The)	34,753	1,251,108
Du Pont (E.I.) de Nemours & Co.	27,790	1,502,049
Eastman Chemical Co.	2,094	213,735
Ecolab, Inc.	6,931	390,770
Fastenal Co.Δ	8,783	316,100
FMC Corporation	2,102	180,814
Freeport-McMoRan Copper & Gold, Inc.	28,262	1,495,060
International Flavors & Fragrances, Inc.	2,430	156,103
International Paper Co.	12,943	385,960
Masco CorporationΔ	10,640	127,999
MeadWestvaco Corporation	4,951	164,918
Monsanto Co.	15,824	1,147,873
Newmont Mining Corporation	14,548	785,156
Nucor Corporation	9,366	386,067
Owens-Illinois, Inc.*	4,741	122,365
PPG Industries, Inc.	4,817	437,335
Praxair, Inc.	8,946	969,657
Precision Castparts Corporation	4,326	712,276
Sealed Air Corporation	4,642	110,433
Sherwin-Williams Co. (The)Δ	2,651	222,339
Sigma-Aldrich Corporation	3,576	262,407
Titanium Metals CorporationΔ	2,486	45,544

See Notes to Financial Statements.

	Shares	Value
United States Steel CorporationΔ	4,199	$193,322
Vulcan Materials Co.Δ	3,693	142,291
Weyerhaeuser Co.Δ	16,584	362,526

		14,588,014

Producer Durables — 11.1%
3M Co.	21,014	1,993,178
Agilent Technologies, Inc.*	10,334	528,171
Automatic Data Processing, Inc.	14,726	775,766
Avery Dennison Corporation	3,167	122,341
Boeing Co. (The)	22,000	1,626,460
C.H. Robinson Worldwide, Inc.	4,929	388,602
Caterpillar, Inc.	19,193	2,043,287
Cintas CorporationΔ	3,865	127,661
CSX Corporation	33,183	870,058
Cummins, Inc.	5,865	606,969
Danaher Corporation	16,121	854,252
Deere & Co.	12,539	1,033,841
Dover Corporation	5,578	378,188
Eaton Corporation	10,037	516,404
Emerson Electric Co.	22,638	1,273,387
Expeditors International of Washington, Inc.	6,329	323,982
FedEx Corporation	9,511	902,118
FLIR Systems, Inc.Δ	4,582	154,459
Flowserve Corporation	1,656	181,978
Fluor Corporation	5,230	338,172
General Dynamics Corporation	11,007	820,242
General Electric Co.	315,595	5,952,122
Goodrich Corporation	3,664	349,912
Honeywell International, Inc.	23,353	1,391,605
Illinois Tool Works, Inc.	15,069	851,248
Iron Mountain, Inc.	5,748	195,949
ITT Corporation	5,381	317,102
Jacobs Engineering Group, Inc.*	3,786	163,744
Joy Global, Inc.	3,053	290,768
L-3 Communications Holdings, Inc.	3,128	273,544
Lexmark International, Inc. Class A*	2,375	69,492
Lockheed Martin Corporation	8,502	688,407
Monster Worldwide, Inc.Δ*	3,833	56,192
Norfolk Southern Corporation	10,483	785,491
Northrop Grumman CorporationΔ	8,679	601,889
PACCAR, Inc.	10,852	554,429
Pall Corporation	3,393	190,788
Parker Hannifin Corporation	4,729	424,380
Paychex, Inc.	9,538	293,007
Pitney Bowes, Inc.Δ	6,258	143,871
Quanta Services, Inc.*	6,449	130,270
Raytheon Co.	10,790	537,882
Republic Services, Inc.	9,111	281,074
Robert Half International, Inc.Δ	4,203	113,607
Rockwell Automation, Inc.	4,218	365,954
Rockwell Collins, Inc.	4,635	285,933
Roper Industries, Inc.	2,792	232,574
RR Donnelley & Sons Co.Δ	5,210	102,168
Ryder System, Inc.	1,554	88,345
Southwest Airlines Co.	24,015	274,251
Stericycle, Inc.*	2,509	223,602
Textron, Inc.Δ	8,079	190,745
Union Pacific Corporation	14,588	1,522,987
United Parcel Service, Inc. Class B	29,227	2,131,525
United Technologies Corporation	27,108	2,399,329
W.W. Grainger, Inc.	1,735	266,583
Waste Management, Inc.Δ	14,002	521,855
Waters Corporation*	2,716	260,030
Xerox Corporation	41,307	430,006

		39,812,176

Technology — 16.1%
Adobe Systems, Inc.*	14,992	471,498
Advanced Micro Devices, Inc.Δ*	16,645	116,349
Akamai Technologies, Inc.*	5,428	170,819
Altera Corporation	9,633	446,490
American Tower Corporation Class A*	11,873	621,314
Amphenol Corporation Class AΔ	5,229	282,314
Analog Devices, Inc.	8,761	342,906
Apple, Inc.*	27,480	9,224,212
Applied Materials, Inc.	39,749	517,134
Autodesk, Inc.*	6,744	260,318
BMC Software, Inc.*	5,197	284,276
Broadcom Corporation Class A	14,252	479,437
CA, Inc.	11,225	256,379
Cisco Systems, Inc.	163,889	2,558,307
Citrix Systems, Inc.*	5,605	448,400
Cognizant Technology Solutions Corporation Class A*	9,006	660,500
Computer Sciences Corporation	4,536	172,187
Compuware Corporation*	6,279	61,283
Corning, Inc.	47,281	858,150
Dell, Inc.*	48,600	810,162
Electronic Arts, Inc.*	10,443	246,455
EMC Corporation*	61,058	1,682,148
F5 Networks, Inc.*	2,391	263,608
Google, Inc. Class A*	7,471	3,783,165
Harris Corporation	3,785	170,552
Hewlett-Packard Co.	61,808	2,249,811
Intel Corporation	157,809	3,497,047
International Business Machines Corporation	35,913	6,160,875
Intuit, Inc.*	8,262	428,467
Jabil Circuit, Inc.	5,990	120,998
JDS Uniphase CorporationΔ*	6,389	106,441
Juniper Networks, Inc.*	15,957	502,645
KLA-Tencor CorporationΔ	5,039	203,979
Linear Technology CorporationΔ	6,636	219,121
LSI Corporation*	18,143	129,178
MEMC Electronic Materials, Inc.Δ*	6,325	53,952
Microchip Technology, Inc.Δ	5,494	208,277
Micron Technology, Inc.Δ*	24,941	186,559
Microsoft Corporation	220,332	5,728,632
Molex, Inc.Δ	3,990	102,822
Motorola Mobility Holdings, Inc.*	8,701	191,770
Motorola Solutions, Inc.*	9,944	457,822
National Semiconductor Corporation	6,911	170,080
NetApp, Inc.*	11,033	582,322
Novellus Systems, Inc.*	2,600	93,964

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NVIDIA Corporation*	18,484	$294,542
Oracle Corporation	115,958	3,816,178
QUALCOMM, Inc.	49,673	2,820,930
Red Hat, Inc.*	5,720	262,548
SAIC, Inc.*	8,605	144,736
Salesforce.com, Inc.*	3,652	544,075
SanDisk Corporation*	6,888	285,852
Symantec Corporation*	23,102	455,571
Tellabs, Inc.Δ	11,370	52,416
Teradata Corporation*	4,980	299,796
Teradyne, Inc.Δ*	5,126	75,865
Texas Instruments, Inc.	34,818	1,143,075
VeriSign, Inc.	5,111	171,014
Western Digital Corporation*	6,757	245,820
Xilinx, Inc.Δ	7,714	281,330
Yahoo!, Inc.*	38,431	578,002

		58,054,875

Utilities — 6.2%
AES Corporation (The)*	19,540	248,940
Ameren Corporation	7,028	202,688
American Electric Power Co., Inc.	14,365	541,273
AT&T, Inc.	176,184	5,533,939
Centerpoint Energy, Inc.	12,568	243,191
CenturyLink, Inc.	17,626	712,619
CMS Energy Corporation	7,151	140,803
Consolidated Edison, Inc.	8,961	477,084
Constellation Energy Group, Inc.	5,877	223,091
Dominion Resources, Inc.Δ	17,140	827,348
DTE Energy Co.	5,024	251,300
Duke Energy CorporationΔ	39,964	752,522
Edison International	9,738	377,348
Entergy Corporation	5,354	365,571
Exelon CorporationΔ	19,531	836,708
FirstEnergy Corporation	12,356	545,517
Frontier Communications Corporation	29,186	235,531
Integrys Energy Group, Inc.Δ	2,204	114,255
MetroPCS Communications, Inc.*	8,630	148,522
NextEra Energy, Inc.	12,595	723,709
Nicor, Inc.	1,246	68,206
NiSource, Inc.	8,189	165,827
Northeast UtilitiesΔ	5,116	179,930
NRG Energy, Inc.*	7,383	181,474
Oneok, Inc.Δ	3,121	230,985
Pepco Holdings, Inc.Δ	6,413	125,887
PG&E Corporation	11,723	492,718
Pinnacle West Capital Corporation	3,142	140,070
PPL CorporationΔ	17,756	494,150
Progress Energy, Inc.	8,754	420,280
Public Service Enterprise Group, Inc.	15,117	493,419
SCANA CorporationΔ	3,453	135,945
Sempra Energy	7,071	373,914
Southern Co.	25,225	1,018,586
Sprint Nextel Corporation*	88,681	477,991
TECO Energy, Inc.Δ	6,162	116,400
Verizon Communications, Inc.	83,732	3,117,342
Windstream CorporationΔ	15,673	203,122
Wisconsin Energy Corporation	6,809	213,462
Xcel Energy Inc.	14,494	352,204

		22,503,871

Total Common Stocks (Cost $275,045,944)		346,909,468

FOREIGN COMMON STOCKS — 0.5%
Ireland — 0.1%
Ingersoll-Rand PLC	10,000	454,100

Switzerland — 0.4%
Ace, Ltd.	9,982	657,015
Tyco International, Ltd.	14,074	695,678

		1,352,693

Total Foreign Common Stocks (Cost $1,506,892)		1,806,793

RIGHTS/WARRANTS — 0.0%
American International Group Fractional Warrants+ (Cost $0)	65,600	—

MONEY MARKET FUNDS — 9.6%
GuideStone Money Market Fund (GS4 Class)¥	9,741,461	9,741,461
Northern Institutional Liquid Assets Portfolio§	24,719,987	24,719,987

Total Money Market Funds (Cost $34,461,448)		34,461,448

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.40%, 11/17/11‡‡ (Cost $704,902)	$705,000	704,878

TOTAL INVESTMENTS — 106.6% (Cost $311,719,186)		383,882,587
Liabilities in Excess of Other Assets — (6.6)%		(23,706,414)

NET ASSETS — 100.0%		$360,176,173

Please see abbreviation and footnote definitions beginning on page 130.

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	16.1
Financial Services	15.6
Energy	12.6
Consumer Discretionary	11.8
Healthcare	11.4
Producer Durables	11.1
Money Market Funds	9.6
Consumer Staples	7.4
Utilities	6.2
Materials & Processing	4.1
Futures	3.1
Foreign Common Stocks	0.5
U.S. Treasury Obligation	0.2
Rights/Warrants	—	**

	109.7

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$346,909,468	$346,909,468	$—	$—
Foreign Common Stocks	1,806,793	1,806,793	—	—
Money Market Funds	34,461,448	34,461,448	—	—
U.S. Treasury Obligations	704,878	—	704,878	—

Total Assets — Investments in Securities	$383,882,587	$383,177,709	$704,878	$—

Other Financial Instruments***
Futures Contracts	$310,436	$310,436	$—	$—

Total Assets — Other Financial Instruments	$310,436	$310,436	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.4%
Financial Services — 94.9%
Alexandria Real Estate Equities, Inc. REIT	41,550	$3,216,801
American Assets Trust, Inc. REITΔ	46,600	1,046,170
AvalonBay Communities, Inc. REITΔ	57,285	7,355,394
Boston Properties, Inc. REITΔ	117,242	12,446,411
Brandywine Realty Trust REITΔ	238,800	2,767,692
BRE Properties, Inc. REITΔ	109,050	5,439,414
Brookfield Properties Corporation	217,500	4,193,400
Camden Property Trust REIT	77,200	4,911,464
Chesapeake Lodging Trust REITΔ	58,850	1,003,981
Colonial Properties Trust REITΔ	122,250	2,493,900
Developers Diversified Realty Corporation REIT	302,900	4,270,890
Douglas Emmett, Inc. REITΔ	130,350	2,592,662
Duke Realty Corporation REIT	154,400	2,163,144
DuPont Fabros Technology, Inc. REITΔ	63,650	1,603,980
Education Realty Trust, Inc. REITΔ	182,100	1,560,597
Equity Lifestyle Properties, Inc. REITΔ	47,350	2,956,534
Equity Residential REITΔ	41,450	2,487,000
Extra Space Storage, Inc. REITΔ	156,550	3,339,212
Federal Realty Investment Trust REITΔ	49,250	4,195,115
General Growth Properties, Inc. REITΔ	214,892	3,586,547
HCP, Inc. REITΔ	170,450	6,253,810
Health Care REIT, Inc.Δ	18,200	954,226
Host Hotels & Resorts, Inc. REITΔ	344,140	5,833,173
Hudson Pacific Properties, Inc. REITΔ	34,100	529,573
LTC Properties, Inc. REITΔ	48,200	1,340,924
Mack-Cali Realty Corporation REIT	66,700	2,197,098
Pebblebrook Hotel Trust REITΔ	124,200	2,507,598
Post Properties, Inc. REITΔ	100,000	4,076,000
ProLogis, Inc. REITΔ	301,673	10,811,960
PS Business Parks, Inc. REITΔ	17,800	980,780
Public Storage REIT	47,080	5,367,591
Ramco-Gershenson Properties Trust REITΔ	93,850	1,161,863
Sabra Healthcare, Inc. REITΔ	14,750	246,472
Senior Housing Properties Trust REIT	129,285	3,026,562
Simon Property Group, Inc. REIT	139,000	16,155,970
SL Green Realty Corporation REITΔ	63,450	5,258,102
Strategic Hotels & Resorts, Inc. REIT*	357,600	2,531,808
Sunstone Hotel Investors, Inc. REITΔ*	80,350	744,844
Tanger Factory Outlet Centers REITΔ	131,000	3,506,870
Taubman Centers, Inc. REIT	93,650	5,544,080

		152,659,612

Healthcare — 2.5%
Brookdale Senior Living, Inc.Δ*	168,300	4,081,275

Total Common Stocks (Cost $127,189,813)		156,740,887

MONEY MARKET FUNDS — 39.1%
GuideStone Money Market Fund (GS4 Class)¥	3,260,185	3,260,185
Northern Institutional Liquid Assets Portfolio§	59,668,352	59,668,352

Total Money Market Funds (Cost $62,928,537)		62,928,537

TOTAL INVESTMENTS — 136.5% (Cost $190,118,350)		219,669,424
Liabilities in Excess of Other Assets — (36.5)%		(58,705,786)

NET ASSETS — 100.0%		$160,963,638

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	94.9
Money Market Funds	39.1
Healthcare	2.5
Future Contracts	2.3

138.8

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$156,740,887	$156,740,887	$—	$—
Money Market Funds	62,928,537	62,928,537	—	—

Total Assets — Investments in Securities	$219,669,424	$219,669,424	$—	$—

Other Financial Instruments***
Futures Contracts	$125,240	$125,240	$—	$—

Total Assets — Other Financial Instruments	$125,240	$125,240	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.5%
Consumer Discretionary — 9.3%
Apollo Group, Inc. Class A*	62,500	$2,730,000
AutoZone, Inc.*	5,300	1,562,705
Carnival Corporation	109,920	4,136,290
CBS Corporation Class B	245,947	7,007,030
Coach, Inc.	62,100	3,970,053
Comcast Corporation Class A	526,464	13,340,598
Dana Holding Corporation*	150,700	2,757,810
Dillard’s, Inc. Class A	27,800	1,449,492
DIRECTV Group, Inc. Class A*	75,900	3,857,238
eBay, Inc.*	22,358	721,493
Ford Motor Co.*	69,894	963,838
Gap, Inc. (The)Δ	190,300	3,444,430
General Motors Co.Δ*	32,479	986,062
Goodyear Tire & Rubber Co. (The)*	150,800	2,528,916
Home Depot, Inc.Δ	397,709	14,405,020
J.C. Penney Co., Inc.Δ	43,000	1,485,220
Johnson Controls, Inc.	21,655	902,147
Kohl’s Corporation	1,911	95,569
Lennar Corporation Class AΔ	267,651	4,857,866
Lowe’s Cos., Inc.	55,637	1,296,899
Macy’s, Inc.	62,000	1,812,880
McGraw-Hill Co., Inc. (The)	38,300	1,605,153
News Corporation	98,093	1,736,246
Stanley Black & Decker, Inc.	153,700	11,074,085
Target Corporation	104,986	4,924,893
Thomson Reuters Corporation	8,486	318,734
Time Warner Cable, Inc.	19,200	1,498,368
Time Warner, Inc.	289,122	10,515,367
Wal-Mart Stores, Inc.Δ	45,198	2,401,822
Walt Disney Co. (The)	80,765	3,153,066
Whirlpool Corporation	35,000	2,846,200

		114,385,490

Consumer Staples — 4.6%
Archer-Daniels-Midland Co.	27,256	821,768
Colgate-Palmolive Co.	2,047	178,928
CVS Caremark Corporation	176,439	6,630,578
Energizer Holdings, Inc.*	57,900	4,189,644
General Mills, Inc.	6,711	249,784
Herbalife, Ltd.	60,600	3,492,984
Kellogg Co.	683	37,784
Kimberly-Clark CorporationΔ	96,782	6,441,810
Kraft Foods, Inc. Class A	297,406	10,477,613
Kroger Co. (The)	149,904	3,717,619
Procter & Gamble Co. (The)	192,980	12,267,739
Safeway, Inc.Δ	168,300	3,933,171
Walgreen Co.	92,091	3,910,184

		56,349,606

Energy — 12.9%
Anadarko Petroleum Corporation	57,227	4,392,745
Apache Corporation	11,666	1,439,468
Baker Hughes, Inc.	96,080	6,971,565
BP PLC ADR	104,700	4,637,163
Chesapeake Energy Corporation	28,102	834,348
Chevron Corporation	320,201	32,929,471
ConocoPhillips	313,398	23,564,396
Devon Energy Corporation	103,575	8,162,746
Exxon Mobil Corporation	119,848	9,753,230
Hess Corporation	73,764	5,514,597
Kinder Morgan, Inc.Δ	2,313	66,452
Marathon Oil Corporation	345,527	18,202,362
Murphy Oil Corporation	52,300	3,434,018
Nabors Industries, Ltd.*	158,800	3,912,832
National Oilwell Varco, Inc.	18,078	1,413,880
Occidental Petroleum
Corporation	131,230	13,653,169
Patterson-UTI Energy, Inc.	69,300	2,190,573
Spectra Energy Corporation	265,050	7,265,021
Tesoro CorporationΔ*	95,100	2,178,741
Valero Energy Corporation	290,900	7,438,313
Williams Cos., Inc. (The)	25,131	760,213

		158,715,303

Financial Services — 22.2%
Aflac, Inc.	47,985	2,239,940
Allstate Corporation (The)	136,246	4,159,590
American Express Co.	311,034	16,080,458
American Financial Group, Inc.	106,700	3,808,123
American International Group, Inc.*	18,884	553,679
Ameriprise Financial, Inc.	176,100	10,157,448
Assurant, Inc.	65,100	2,361,177
Bank of America Corporation	1,381,676	15,143,169
Bank of New York Mellon Corporation (The)	53,058	1,359,346
BB&T CorporationΔ	29,760	798,758
Berkshire Hathaway, Inc.*	74,800	5,788,772
BlackRock, Inc.	1,983	380,359
Capital One Financial Corporation	381,919	19,733,755
Chubb Corporation	84,400	5,284,284
Citigroup, Inc.	443,685	18,475,043
CME Group, Inc.	2,865	835,405
Discover Financial Services	146,100	3,908,175
Fidelity National Information Services, Inc.	72,100	2,219,959
Fifth Third Bancorp	278,700	3,553,425
Franklin Resources, Inc.	31,800	4,175,022
Goldman Sachs Group, Inc. (The)	64,023	8,520,821
Hartford Financial Services Group, Inc.Δ	56,500	1,489,905
Huntington Bancshares, Inc.	528,900	3,469,584
Jones Lang LaSalle, Inc.	30,700	2,895,010
JPMorgan Chase & Co.	929,426	38,050,700
KeyCorpΔ	383,100	3,191,223
Lincoln National Corporation	48,800	1,390,312
Loews Corporation	13,538	569,814
MBIA, Inc.Δ*	317,700	2,760,813
MetLife, Inc.	35,095	1,539,618
Morgan Stanley	311,102	7,158,457
NASDAQ OMX Group, Inc. (The)*	63,400	1,604,020
PNC Financial Services Group, Inc.	22,488	1,340,510
Prudential Financial, Inc.	20,769	1,320,701
Public Storage REIT	13,848	1,578,810
Simon Property Group, Inc. REITΔ	2,294	266,632
SLM Corporation	482,800	8,115,868
State Street Corporation	304,637	13,736,082
Torchmark CorporationΔ	27,000	1,731,780
Travelers Cos., Inc. (The)	183,098	10,689,261
US Bancorp	310,625	7,924,044

See Notes to Financial Statements.

	Shares	Value
Visa, Inc. Class A	15,128	$1,274,685
Wells Fargo & Co.	925,268	25,963,020
Western Union Co. (The)	166,000	3,324,980
XL Group PLCΔ	167,700	3,686,046

		274,608,583

Healthcare — 13.2%
Abbott LaboratoriesΔ	4,051	213,164
Aetna, Inc.	119,616	5,273,869
AmerisourceBergen Corporation	90,500	3,746,700
Amgen, Inc.Δ*	39,727	2,318,071
Baxter International, Inc.	73,037	4,359,579
Biogen Idec, Inc.*	14,400	1,539,648
Bristol-Myers Squibb Co.Δ	202,496	5,864,284
Cardinal Health, Inc.	189,090	8,588,468
CIGNA Corporation	30,700	1,578,901
Covidien PLC	9,871	525,433
Eli Lilly & Co.	29,221	1,096,664
Forest Laboratories, Inc.*	60,000	2,360,400
Gilead Sciences, Inc.*	40,800	1,689,528
HCA Holdings, Inc.*	2,208	72,864
Health Net, Inc.*	105,800	3,395,122
Hologic, Inc.*	243,150	4,904,335
Johnson & Johnson	265,334	17,650,018
Medtronic, Inc.	288,365	11,110,703
Merck & Co., Inc.	213,188	7,523,405
Pfizer, Inc.	1,819,211	37,475,747
Sanofi*	2,920	7,037
Tenet Healthcare CorporationΔ*	588,300	3,670,992
Thermo Fisher Scientific, Inc.*	16,376	1,054,451
UnitedHealth Group, Inc.	390,395	20,136,574
WellPoint, Inc.	220,089	17,336,411

		163,492,368

Materials & Processing — 3.1%
Alcoa, Inc.Δ	418,052	6,630,305
Cabot Corporation	51,800	2,065,266
Domtar CorporationΔ	16,400	1,553,408
Dow Chemical Co. (The)	50,232	1,808,352
Du Pont (E.I.) de Nemours & Co.	173,600	9,383,080
Eastman Chemical Co.	17,300	1,765,811
Freeport-McMoRan Copper & Gold, Inc.	67,200	3,554,880
Huntsman Corporation	93,000	1,753,050
MeadWestvaco CorporationΔ	129,700	4,320,307
Newmont Mining Corporation	20,782	1,121,605
United States Steel CorporationΔ	98,000	4,511,920

		38,467,984

Producer Durables — 10.1%
3M Co.	3,552	336,907
Boeing Co. (The)	3,565	263,561
CSX Corporation	121,500	3,185,730
Emerson Electric Co.	153,300	8,623,125
FedEx Corporation	12,706	1,205,164
Gardner Denver, Inc.	28,700	2,412,235
General Dynamics Corporation	40,295	3,002,783
General Electric Co.	1,576,966	29,741,579
Honeywell International, Inc.	340,400	20,284,436
Illinois Tool Works, Inc.	201,158	11,363,415
KBR, Inc.	98,000	3,693,620
Lockheed Martin CorporationΔ	34,053	2,757,271
Norfolk Southern Corporation	15,093	1,130,917
Northrop Grumman CorporationΔ	66,008	4,577,655
Oshkosh Corporation*	51,600	1,493,304
Raytheon Co.	241,919	12,059,662
Ryder System, Inc.	60,700	3,450,795
Terex Corporation*	205,800	5,855,010
Textron, Inc.Δ	303,700	7,170,357
Union Pacific Corporation	17,543	1,831,489
United Technologies Corporation	2,112	186,933
Waste Management, Inc.Δ	20,262	755,165

		125,381,113

Technology — 9.8%
Activision Blizzard, Inc.	189,400	2,212,192
Applied Materials, Inc.	556,380	7,238,504
Avnet, Inc.*	47,500	1,514,300
CA, Inc.	172,900	3,949,036
Cisco Systems, Inc.	445,020	6,946,762
Corning, Inc.	67,081	1,217,520
Dell, Inc.*	410,987	6,851,153
Hewlett-Packard Co.	245,664	8,942,170
Intel Corporation	1,162,552	25,762,152
International Business Machines Corporation	123,400	21,169,270
Microsoft Corporation	483,200	12,563,200
Motorola Mobility Holdings, Inc.Δ*	154,725	3,410,139
Motorola Solutions, Inc.*	121,554	5,596,346
Symantec Corporation*	368,900	7,274,708
Texas Instruments, Inc.	18,110	594,552
Yahoo!, Inc.Δ*	359,374	5,404,985

		120,646,989

Utilities — 9.3%
AES Corporation (The)*	88,000	1,121,120
Alliant Energy Corporation	50,700	2,061,462
American Electric Power Co., Inc.	219,187	8,258,966
AT&T, Inc.	1,077,101	33,831,742
CenturyLink, Inc.	25,661	1,037,474
Constellation Energy Group, Inc.	77,300	2,934,308
Dominion Resources, Inc.Δ	122,804	5,927,749
Duke Energy CorporationΔ	56,887	1,071,182
Edison International	111,500	4,320,625
Entergy Corporation	127,300	8,692,044
Exelon CorporationΔ	113,203	4,849,617
FirstEnergy Corporation	17,870	788,960
MetroPCS Communications, Inc.*	158,800	2,732,948
NextEra Energy, Inc.Δ	18,030	1,036,004
NV Energy, Inc.	208,000	3,192,800
PG&E Corporation	17,004	714,678
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	134,117	4,377,579
Southern Co.Δ	36,283	1,465,108
Sprint Nextel Corporation*	945,234	5,094,811
Verizon Communications, Inc.Δ	559,989	20,848,390

		114,358,776

Total Common Stocks (Cost $1,093,939,450)		1,166,406,212

See Notes to Financial Statements.

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 2.8%
Canada — 0.1%
Research In Motion, Ltd.Δ*	33,400	$963,590

Netherlands — 0.0%
LyondellBasell Industries NV Class A	12,470	480,344

Switzerland — 1.6%
Ace, Ltd.	64,817	4,266,255
TE Connectivity, Ltd.	228,175	8,387,713
Tyco International, Ltd.	151,313	7,479,402

		20,133,370

United Kingdom — 1.1%
Ensco PLC ADR	139,500	7,435,350
Royal Dutch Shell PLC ADRΔ	85,900	6,110,067

		13,545,417

Total Foreign Common Stocks (Cost $30,687,762)		35,122,721

MONEY MARKET FUNDS — 9.2%
GuideStone Money Market Fund (GS4 Class)¥	28,171,105	28,171,105
Northern Institutional Liquid Assets Portfolio§	84,857,238	84,857,238

Total Money Market Funds (Cost $113,028,343)		113,028,343

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.04%, 11/17/11‡‡ (Cost $389,945)	$390,000	389,932

TOTAL INVESTMENTS — 106.5% (Cost $1,238,045,500)		1,314,947,208
Liabilities in Excess of Other Assets — (6.5)%		(80,686,406)

Net Assets — 100.0%		$1,234,260,802

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	22.2
Healthcare	13.2
Energy	12.9
Producer Durables	10.1
Technology	9.8
Consumer Discretionary	9.3
Utilities	9.3
Money Market Funds	9.2
Consumer Staples	4.6
Materials & Processing	3.1
Foreign Common Stocks	2.8
Futures Contracts	2.6
U.S. Treasury Obligation	—	**

	109.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,166,406,212	$1,166,405,003	$—	$1,209
Foreign Common Stocks	35,122,721	35,122,721	—	—
Money Market Funds	113,028,343	113,028,343	—	—
U.S. Treasury Obligation	389,932	—	389,932	—

Total Assets — Investments in Securities	$1,314,947,208	$1,314,556,067	$389,932	$1,209

Other Financial Instruments***
Futures Contracts	$1,036,413	$1,036,413	$—	$—

Total Assets — Other Financial Instruments	$1,036,413	$1,036,413	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks
Balance, 12/31/10	$1,209	$1,209
Accrued discounts/premiums	—	—
Realized gain (loss)(1)	—	—
Change in unrealized appreciation (depreciation)(2)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—

Balance, 06/30/11	$1,209	$1,209

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net Realized Gain (loss) from Investment securities and securities sold short.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities and securities sold short.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.8%
Consumer Discretionary — 20.0%
Amazon.com, Inc.Δ*	232,411	$47,525,725
Bed Bath & Beyond, Inc.*	101,500	5,924,555
CBS Corporation Class B	76,550	2,180,910
Coach, Inc.	64,567	4,128,344
Compagnie Financiere Richemont SA ADR	936,535	6,153,035
Costco Wholesale Corporation	88,420	7,183,241
Dick’s Sporting Goods, Inc.*	53,480	2,056,306
DIRECTV Group, Inc. Class A*	55,000	2,795,100
Estee Lauder Cos., Inc. (The) Class A	108,406	11,403,227
Ford Motor Co.Δ*	908,294	12,525,374
Home Depot, Inc.	135,300	4,900,566
Kohl’s Corporation	20,500	1,025,205
Limited Brands, Inc.	144,880	5,570,636
Marriott International, Inc. Class AΔ	172,490	6,121,670
McDonald’s CorporationΔ	95,417	8,045,561
Netflix, Inc.Δ*	43,600	11,453,284
NIKE, Inc. Class BΔ	270,353	24,326,363
O’Reilly Automotive, Inc.Δ*	14,330	938,758
Polo Ralph Lauren CorporationΔ	34,300	4,548,523
Priceline.com, Inc.*	51,038	26,127,883
Sotheby’sΔ	26,223	1,140,700
Starbucks CorporationΔ	612,675	24,194,536
Tiffany & Co.	123,978	9,734,753
Time Warner, Inc.	244,649	8,897,884
TJX Cos., Inc.	172,277	9,049,711
TRW Automotive Holdings CorporationΔ*	26,100	1,540,683
WABCO Holdings, Inc.*	18,740	1,294,184
Walt Disney Co. (The)	184,600	7,206,784
Yum! Brands, Inc.	103,100	5,695,244

		263,688,745

Consumer Staples — 2.9%
Church & Dwight Co., Inc.Δ	29,610	1,200,389
Coca-Cola Co. (The)	187,680	12,628,987
Coca-Cola Enterprises, Inc.	81,680	2,383,422
Green Mountain Coffee Roasters, Inc.Δ*	34,069	3,040,999
Hansen Natural Corporation*	84,590	6,847,560
Hershey Co. (The)	37,400	2,126,190
Mead Johnson Nutrition Co.	40,639	2,745,165
Walgreen Co.	54,810	2,327,233
Whole Foods Market, Inc.	71,400	4,530,330

		37,830,275

Energy — 10.0%
Anadarko Petroleum Corporation	23,955	1,838,786
Apache Corporation	41,400	5,108,346
Baker Hughes, Inc.	120,250	8,725,340
Cabot Oil & Gas Corporation	44,027	2,919,430
Chevron Corporation	82,100	8,443,164
Concho Resources, Inc.Δ*	43,530	3,998,230
ConocoPhillips	52,900	3,977,551
Continental Resources, Inc.Δ*	39,005	2,531,815
EOG Resources, Inc.	30,825	3,222,754
FMC Technologies, Inc.Δ*	209,400	9,379,026
Halliburton Co.	232,932	11,879,532
National Oilwell Varco, Inc.Δ	248,600	19,443,006
Noble Energy, Inc.	42,210	3,783,282
Occidental Petroleum Corporation	86,917	9,042,845
Pioneer Natural Resources Co.Δ	66,010	5,912,516
Schlumberger, Ltd.	257,470	22,245,408
SM Energy Co.Δ	41,550	3,053,094
Southwestern Energy Co.Δ*	147,400	6,320,512

		131,824,637

Financial Services — 9.4%
American Express Co.	270,820	14,001,394
Ameriprise Financial, Inc.	75,140	4,334,075
Capital One Financial Corporation	48,105	2,485,586
CB Richard Ellis Group, Inc. Class A*	110,300	2,769,633
Discover Financial Services	100,391	2,685,459
Franklin Resources, Inc.	41,040	5,388,142
Host Hotels & Resorts, Inc. REITΔ	123,040	2,085,528
IntercontinentalExchange, Inc.*	114,860	14,324,191
Jones Lang LaSalle, Inc.	11,510	1,085,393
JPMorgan Chase & Co.	132,620	5,429,463
Mastercard, Inc. Class A	47,810	14,407,065
MetLife, Inc.	52,840	2,318,091
Moody’s CorporationΔ	64,100	2,458,235
Schwab (Charles) Corporation (The)Δ	627,280	10,318,756
US Bancorp	209,830	5,352,763
Visa, Inc. Class A	402,409	33,906,981

		123,350,755

Healthcare — 10.9%
Alexion Pharmaceuticals, Inc.*	207,870	9,776,126
Allergan, Inc.	289,300	24,084,225
AmerisourceBergen CorporationΔ	65,020	2,691,828
Biogen Idec, Inc.*	78,700	8,414,604
Celgene CorporationΔ*	21,780	1,313,770
CIGNA Corporation	63,750	3,278,663
Express Scripts, Inc.Δ*	91,000	4,912,180
Gilead Sciences, Inc.*	61,300	2,538,433
HCA Holdings, Inc.*	42,500	1,402,500
Illumina, Inc.Δ*	253,418	19,044,363
Intuitive Surgical, Inc.Δ*	50,280	18,709,691
McKesson CorporationΔ	30,410	2,543,796
Merck & Co., Inc.	42,750	1,508,648
Perrigo Co.Δ	51,610	4,534,971
Pfizer, Inc.	275,000	5,665,000
St. Jude Medical, Inc.Δ	48,800	2,326,784
Stryker Corporation	39,800	2,335,862
SXC Health Solutions Corporation*	28,000	1,649,760
Thermo Fisher Scientific, Inc.*	89,793	5,781,771
UnitedHealth Group, Inc.	52,400	2,702,792
Varian Medical Systems, Inc.Δ*	102,600	7,184,052
Watson Pharmaceuticals, Inc.*	90,800	6,240,684
WellPoint, Inc.	55,320	4,357,556

		142,998,059

Materials & Processing — 6.6%
Albemarle Corporation	37,460	2,592,232
Allegheny Technologies, Inc.Δ	57,210	3,631,119
Dow Chemical Co. (The)Δ	318,461	11,464,596

See Notes to Financial Statements.

	Shares	Value
Du Pont (E.I.) de Nemours & Co.	159,000	$8,593,950
FMC Corporation	26,980	2,320,820
Freeport-McMoRan Copper & Gold, Inc.	48,987	2,591,412
International Flavors & Fragrances, Inc.	24,840	1,595,721
Monsanto Co.	166,102	12,049,039
PPG Industries, Inc.	79,797	7,244,770
Praxair, Inc.	175,104	18,979,523
Precision Castparts Corporation	92,630	15,251,530

		86,314,712

Producer Durables — 10.8%
Agilent Technologies, Inc.*	384,385	19,645,917
AMETEK, Inc.	50,450	2,265,205
C.H. Robinson Worldwide, Inc.Δ	80,400	6,338,736
Caterpillar, Inc.	69,600	7,409,616
CSX Corporation	431,300	11,308,686
Cummins, Inc.	90,286	9,343,698
Danaher Corporation	104,023	5,512,179
Deere & Co.	153,933	12,691,776
Eaton Corporation	131,782	6,780,184
Expeditors International of Washington, Inc.	114,770	5,875,076
FedEx Corporation	43,100	4,088,035
General Dynamics Corporation	29,269	2,181,126
Goodrich Corporation	52,860	5,048,130
Joy Global, Inc.	33,630	3,202,921
Manpower, Inc.	32,480	1,742,552
PACCAR, Inc.Δ	94,070	4,806,036
Rockwell Automation, Inc.	190,509	16,528,561
Trimble Navigation, Ltd.*	35,760	1,417,526
Union Pacific Corporation	74,655	7,793,982
W.W. Grainger, Inc.Δ	55,900	8,589,035

		142,568,977

Technology — 20.8%
Acme Packet, Inc.Δ*	55,366	3,882,818
American Tower Corporation Class A*	123,400	6,457,522
Apple, Inc.*	188,788	63,370,468
Autodesk, Inc.*	123,600	4,770,960
Avago Technologies, Ltd.Δ	63,290	2,405,020
Broadcom Corporation Class A	121,060	4,072,458
Citrix Systems, Inc.*	32,310	2,584,800
Cognizant Technology Solutions Corporation Class A*	109,139	8,004,254
Corning, Inc.	189,520	3,439,788
EMC Corporation*	302,530	8,334,702
F5 Networks, Inc.Δ*	132,925	14,654,981
Google, Inc. Class A*	34,700	17,571,386
Intuit, Inc.*	76,390	3,961,585
JDS Uniphase CorporationΔ*	129,537	2,158,086
Juniper Networks, Inc.*	192,240	6,055,560
NetApp, Inc.*	134,874	7,118,650
OpenTable, Inc.Δ*	50,800	4,222,496
Oracle Corporation	859,444	28,284,302
Polycom, Inc.*	36,640	2,355,952
QUALCOMM, Inc.	655,920	37,249,697
Riverbed Technology, Inc.Δ*	38,400	1,520,256
Rovi CorporationΔ*	15,037	862,522
Salesforce.com, Inc.Δ*	237,106	35,324,052
SanDisk Corporation*	67,267	2,791,581
Youku.com, Inc.Δ*	59,947	2,059,180

		273,513,076

Utilities — 0.4%
AES Corporation (The)*	247,730	3,156,080
MetroPCS Communications, Inc.*	123,400	2,123,714

		5,279,794

Total Common Stocks (Cost $894,071,860)		1,207,369,030

FOREIGN COMMON STOCKS — 4.2%
Canada — 1.0%
Potash Corporation of Saskatchewan, Inc.	146,950	8,374,680
Valeant Pharmaceuticals International, Inc.Δ	66,480	3,454,301
Yamana Gold, Inc.Δ	93,170	1,083,567

		12,912,548

China — 0.7%
Baidu, Inc. ADR*	64,349	9,017,225

Hong Kong — 0.1%
Li & Fung, Ltd.	732,000	1,458,036

Ireland — 0.8%
Accenture PLC Class A	101,440	6,129,005
Shire PLC ADRΔ	41,490	3,908,773

		10,037,778

Israel — 0.4%
Check Point Software Technologies, Ltd.Δ*	88,110	5,009,054

Netherlands — 0.5%
ASML Holding N.V.Δ	168,800	6,238,848

Singapore — 0.2%
Hutchison Portfolio Holdings TrustΔ*	3,930,000	3,320,850

United Kingdom — 0.5%
Ensco PLC ADR	126,570	6,746,181

Total Foreign Common Stocks (Cost $43,767,332)		54,740,520

PREFERRED STOCK — 0.1%
Wells Fargo & Co.Δ (Cost $678,134)	35,400	1,012,086

RIGHT/WARRANT — 0.0%
Krispy Kreme Doughnuts, Inc. (Cost $74)	7,410	5,928

MONEY MARKET FUNDS — 14.5%
GuideStone Money Market Fund (GS4 Class)¥	61,370,368	61,370,368
Northern Institutional Liquid Assets Portfolio§	128,920,885	128,920,885

Total Money Market Funds (Cost $190,291,253)		190,291,253

See Notes to Financial Statements.

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 110.6% (Cost $1,128,808,653)	$1,453,418,817
Liabilities in Excess of Other Assets — (10.6)%	(139,057,050)

NET ASSETS — 100.0%	$1,314,361,767

Please see abbreviation and footnote definitions beginning on page 130.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	20.8
Consumer Discretionary	20.0
Money Market Funds	14.5
Healthcare	10.9
Producer Durables	10.8
Energy	10.0
Financial Services	9.4
Materials & Processing	6.6
Futures Contracts	4.5
Foreign Common Stocks	4.2
Consumer Staples	2.9
Utilities	0.4
Preferred Stock	0.1
Right/Warrant	—	**

	115.1

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$1,207,369,030	1,207,369,030	$—	$—
Foreign Common Stocks	54,740,520	54,740,520	—	—
Money Market Funds	190,291,253	190,291,253	—	—
Preferred Stocks	1,012,086	1,012,086	—	—
Rights/Warrants	5,928	5,928	—	—

Total Assets — Investments in Securities	$1,453,418,817	$1,453,418,817	$—	$—

Other Financial Instruments***
Futures Contracts	$1,662,644	$1,662,644	$—	$—

Total Assets — Other Financial Instruments	$1,662,644	$1,662,644	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.0%
Consumer Discretionary — 13.0%
Aaron’s, Inc.Δ	97,100	$2,744,046
AMERCOΔ*	6,900	663,435
American Public Education, Inc.Δ*	40,100	1,784,851
ANN, Inc.Δ*	53,100	1,385,910
Apollo Group, Inc. Class A*	16,900	738,192
Arbitron, Inc.Δ	41,200	1,702,796
Body Central Corporation*	13,919	327,514
Cabela’s, Inc.Δ*	11,850	321,728
Cenveo, Inc.Δ*	23,900	152,960
Children’s Place Retail Stores, Inc. (The)Δ*	1,391	61,886
comScore, Inc.Δ*	13,200	341,880
CROCS, Inc.Δ*	43,321	1,115,516
Deckers Outdoor CorporationΔ*	16,000	1,410,240
DG Fastchannel, Inc.Δ*	100,600	3,224,230
Dillard’s, Inc. Class AΔ	32,000	1,668,480
DSW, Inc.Δ*	14,500	733,845
Education Management CorporationΔ*	15,600	373,464
Elizabeth Arden, Inc.Δ*	55,450	1,609,714
Federal-Mogul Corporation*	30,700	700,881
Foot Locker, Inc.	34,300	814,968
Fossil, Inc.*	9,900	1,165,428
GameStop Corporation Class AΔ*	33,600	896,112
Goodyear Tire & Rubber Co. (The)*	78,300	1,313,091
Guess ?, Inc.	25,300	1,064,118
H&R Block, Inc.Δ	87,400	1,401,896
Hibbett Sports, Inc.Δ*	8,850	360,283
Hot Topic, Inc.Δ	161,500	1,201,560
IAC/InterActiveCorpΔ*	30,700	1,171,819
Iconix Brand Group, Inc.*	39,000	943,800
Inter Parfums, Inc.Δ	31,400	723,142
ITT Educational Services, Inc.Δ*	12,100	946,704
John Wiley & Sons, Inc.	16,800	873,768
Jos. A. Bank Clothiers, Inc.Δ*	22,500	1,125,225
Lithia Motors, Inc.Δ	62,500	1,226,875
Monro Muffler Brake, Inc.Δ	25,200	939,708
Movado Group, Inc.Δ	38,800	663,868
Papa John’s International, Inc.Δ*	27,700	921,302
PetSmart, Inc.	16,700	757,679
Polaris Industries, Inc.Δ	12,460	1,385,178
Select Comfort CorporationΔ*	71,900	1,292,762
SodaStream International, Ltd.Δ*	13,000	790,530
Sonic Automotive, Inc. Class AΔ	70,000	1,025,500
Sotheby’s	15,537	675,860
Standard Motor Products, Inc.Δ	51,900	790,437
Steven Madden, Ltd.Δ*	35,334	1,325,378
Sturm Ruger & Co., Inc.	20,100	441,195
Tempur-Pedic International, Inc.*	18,374	1,246,125
Tenneco Automotive, Inc.Δ*	24,700	1,088,529
Travelzoo, Inc.Δ*	7,300	471,872
True Religion Apparel, Inc.Δ*	41,200	1,198,096
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	27,418	1,770,654
United Online, Inc.Δ	159,700	962,991
Valuevision Media, Inc. Class A*	14,900	113,985
Vera Bradley, Inc.Δ*	13,600	519,520
Vitamin Shoppe, Inc.Δ*	37,300	1,706,848
WABCO Holdings, Inc.*	37,755	2,607,360
WESCO International, Inc.*	13,900	751,851
Whirlpool Corporation	12,600	1,024,632
Wolverine World Wide, Inc.Δ	35,200	1,469,600
World Fuel Services CorporationΔ	62,600	2,249,218
Zagg, Inc.Δ*	22,300	298,820
Zumiez, Inc.Δ*	23,187	578,979

		65,358,834

Consumer Staples — 1.8%
Diamond Foods, Inc.Δ	11,200	855,008
Fresh Del Monte Produce, Inc.Δ	25,500	680,085
Hansen Natural Corporation*	16,300	1,319,485
Herbalife, Ltd.	27,200	1,567,808
J & J Snack Foods CorporationΔ	20,252	1,009,562
Nash Finch Co.Δ	22,900	820,049
Smithfield Foods, Inc.*	31,400	686,718
Spartan Stores, Inc.Δ	35,900	701,127
United Natural Foods, Inc.Δ*	33,800	1,442,246

		9,082,088

Energy — 6.0%
Alpha Natural Resources, Inc.*	11,200	508,928
American Standard Energy Corporation@*	150,000	1,207,500
Brigham Exploration Co.Δ*	36,926	1,105,195
Carrizo Oil & Gas, Inc.Δ*	61,300	2,559,275
Complete Production Services, Inc.*	60,600	2,021,616
Dril-Quip, Inc.*	13,600	922,488
Frontier Oil Corporation	48,000	1,550,880
GT Solar International, Inc.Δ*	67,200	1,088,640
Gulfport Energy CorporationΔ*	32,400	961,956
Helix Energy Solutions Group, Inc.Δ*	91,800	1,520,208
Holly CorporationΔ	10,100	700,940
Key Energy Services, Inc.Δ*	76,800	1,382,400
Newpark Resources, Inc.Δ*	60,900	552,363
Oasis Petroleum, Inc.Δ*	61,496	1,825,201
Oceaneering International, Inc.	29,100	1,178,550
Patterson-UTI Energy, Inc.	88,100	2,784,841
Rosetta Resources, Inc.Δ*	40,450	2,084,793
Superior Energy Services, Inc.*	40,100	1,489,314
Swift Energy Co.Δ*	34,300	1,278,361
Tesoro Corporation*	62,000	1,420,420
TPC Group, Inc.Δ*	17,100	670,662
Unit Corporation*	11,000	670,230
Vaalco Energy, Inc.Δ*	114,400	688,688

		30,173,449

Financial Services — 17.3%
Advance America Cash Advance Centers, Inc.Δ	154,400	1,063,816
Alliance Data Systems CorporationΔ*	10,800	1,015,956
Allied World Assurance Co. Holdings, Ltd.	15,300	880,974
American Equity Investment Life Holding Co.Δ	71,500	908,765
American Financial Group, Inc.	50,500	1,802,345
Amtrust Financial Services, Inc.Δ	48,700	1,109,386

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Ashford Hospitality Trust, Inc. REITΔ	110,300	$1,373,235
Assurant, Inc.	49,100	1,780,857
Banco Latinoamericano de Exportaciones SA, Class EΔ	60,600	1,049,592
BOK Financial CorporationΔ	19,300	1,057,061
Calamos Asset Management, Inc.Δ	45,700	663,564
Cash America International, Inc.Δ	19,600	1,134,252
Cathay General BancorpΔ	63,000	1,032,570
CBL & Associates Properties, Inc. REITΔ	82,300	1,492,099
Chemical Financial CorporationΔ	40,500	759,780
City Holding Co.Δ	20,700	683,721
CNO Financial Group, Inc.Δ*	93,000	735,630
Columbia Banking System, Inc.Δ	41,600	716,352
Commerce Bancshares, Inc.	42,500	1,827,500
CommonWealth REITΔ	25,400	656,336
Compass Diversified Holdings	56,600	933,334
CVB Financial CorporationΔ	130,000	1,202,500
Delphi Financial Group, Inc. Class AΔ	24,200	706,882
Dime Community BancsharesΔ	67,000	974,180
DST Systems, Inc.	13,100	691,680
Duff & Phelps CorporationΔ	49,300	632,519
East West Bancorp, Inc.	33,900	685,119
Encore Capital Group, Inc.Δ*	41,600	1,277,952
Euronet Worldwide, Inc.Δ*	52,400	807,484
Evercore Partners, Inc. Class AΔ	25,700	856,324
ExlService Holdings, Inc.Δ*	34,500	796,950
EZCORP, Inc. Class AΔ*	42,400	1,508,380
FBL Financial Group, Inc.Δ	21,800	700,870
First Cash Financial Services, Inc.Δ*	25,000	1,049,750
First Citizens BancShares, Inc. Class A	6,600	1,235,652
First Financial Bancorp	47,500	792,775
First Midwest Bancorp, Inc.Δ	43,700	537,073
FleetCor Technologies, Inc.*	27,000	800,280
Global Payments, Inc.	41,200	2,101,200
HCC Insurance Holdings, Inc.	37,700	1,187,550
Higher One Holdings, Inc.Δ*	38,200	722,744
Home Bancshares, Inc.Δ	32,740	773,973
Hospitality Properties Trust REITΔ	62,900	1,525,325
Huntington Bancshares, Inc.	300,300	1,969,968
IBERIABANK CorporationΔ	24,200	1,394,888
Interactive Brokers Group, Inc. Class A	72,300	1,131,495
International Bancshares CorporationΔ	70,200	1,174,446
Jack Henry & Associates, Inc.Δ	40,400	1,212,404
Jones Lang LaSalle, Inc.	33,000	3,111,900
KBW, Inc.Δ	32,500	607,750
LaSalle Hotel Properties REITΔ	25,200	663,768
Maiden Holdings, Ltd.Δ	134,400	1,223,040
NASDAQ OMX Group, Inc. (The)*	43,900	1,110,670
National American University Holdings, Inc.Δ	54,600	513,786
National Health Investors, Inc. REITΔ	24,300	1,079,649
NBH Holdings Corporation PIPE+@	30,300	537,825
Nelnet, Inc. Class AΔ	25,200	555,912
Net 1 UEPS Technologies, Inc.*	72,100	625,828
Netspend Holdings, Inc.Δ*	52,900	529,000
Ocwen Financial CorporationΔ*	106,300	1,356,388
Old National BancorpΔ	63,400	684,720
Pacwest BancorpΔ	45,200	929,764
Pebblebrook Hotel Trust REIT	41,100	829,809
People’s United Financial, Inc.	80,900	1,087,296
Portfolio Recovery Associates, Inc.Δ*	13,800	1,170,102
Protective Life Corporation	26,400	610,632
Provident Financial Services, Inc.Δ	47,400	678,768
PS Business Parks, Inc. REITΔ	21,200	1,168,120
Raymond James Financial, Inc.	22,700	729,805
Reinsurance Group of America, Inc.	27,900	1,697,994
Republic Bancorp, Inc. Class AΔ	27,600	549,240
RLI CorporationΔ	13,100	811,152
Safety Insurance Group, Inc.Δ	16,700	702,068
SCBT Financial CorporationΔ	18,300	524,844
Signature Bank*	21,400	1,224,080
SL Green Realty Corporation REIT	7,700	638,099
StanCorp Financial Group, Inc.	35,000	1,476,650
Stifel Financial CorporationΔ*	21,100	756,646
Symetra Financial Corporation	16,900	226,967
Taubman Centers, Inc. REIT	29,100	1,722,720
Tower Group, Inc.Δ	33,500	797,970
UMB Financial CorporationΔ	16,600	695,208
Urstadt Biddle Properties, Inc. Class A REITΔ	37,200	673,692
Washington Banking Co.Δ	17,000	224,740
Webster Financial CorporationΔ	58,200	1,223,364
Wintrust Financial CorporationΔ	22,800	733,704
Wright Express CorporationΔ*	35,900	1,869,313

		87,480,471

Healthcare — 9.7%
ABIOMED, Inc.*	20,500	332,100
Air Methods CorporationΔ*	8,200	612,868
Align Technology, Inc.Δ*	40,500	923,400
AMERIGROUP CorporationΔ*	29,800	2,100,006
Avanir Pharmaceuticals, Inc.Δ*	103,400	347,424
BioMarin Pharmaceuticals, Inc.*	26,200	712,902
Bio-Rad Laboratories, Inc. Class A*	7,000	835,520
Brookdale Senior Living, Inc.Δ*	46,200	1,120,350
Catalyst Health Solutions, Inc.Δ*	47,500	2,651,450
Centene CorporationΔ*	37,800	1,343,034
Charles River Laboratories International, Inc.Δ*	16,600	674,790
Conventry Health Care, Inc.*	26,600	970,102
Cooper Cos., Inc.	40,900	3,240,916
Cubist Pharmaceuticals, Inc.Δ*	17,200	619,028
Endologix, Inc.Δ*	37,000	344,100
Five Star Quality Care, Inc.+	2,086	—
Gen-Probe, Inc.*	6,532	451,688
Greatbatch, Inc.Δ*	23,600	632,952
Haemonetics CorporationΔ*	17,000	1,094,290

See Notes to Financial Statements.

	Shares	Value
Hanger Orthopedic
Group, Inc.*	19,600	$479,612
Health Net, Inc.*	50,900	1,633,381
Healthspring, Inc.Δ*	26,631	1,227,955
Healthways, Inc.Δ*	57,900	878,922
Hill-Rom Holdings, Inc.	47,100	2,168,484
Incyte Corporation, Ltd.Δ*	28,700	543,578
IPC The Hospitalist Co., Inc.Δ*	27,700	1,283,895
Magellan Health Services, Inc.*	29,500	1,614,830
MAKO Surgical CorporationΔ*	20,430	607,384
Masimo CorporationΔ	41,800	1,240,624
MedAssets, Inc.Δ*	54,400	726,784
Medicis Pharmaceutical Corporation Class AΔ	8,600	328,262
Mednax, Inc.*	12,800	924,032
Merit Medical Systems, Inc.Δ*	38,434	690,659
Myriad Genetics, Inc.*	53,100	1,205,901
NetSuite, Inc.Δ*	20,450	801,640
Parexel International CorporationΔ*	32,200	758,632
PDL BioPharma, Inc.Δ	204,900	1,202,763
PerkinElmer, Inc.	47,800	1,286,298
PSS World Medical, Inc.Δ*	37,600	1,053,176
Sirona Dental Systems, Inc.Δ*	20,300	1,077,930
SXC Health Solutions Corporation*	16,750	986,910
Techne Corporation	11,700	975,429
Thoratec Corporation*	34,900	1,145,418
United Therapeutics Corporation*	17,700	975,270
VCA Antech, Inc.Δ*	38,200	809,840
Volcano CorporationΔ*	47,650	1,538,618
WellCare Health Plans, Inc.Δ*	31,000	1,593,710

		48,766,857

Materials & Processing — 7.8%
Albany International Corporation Class AΔ	36,500	963,235
Allied Nevada Gold CorporationΔ*	16,822	594,994
Armstrong World Industries, Inc.Δ	14,800	674,288
Beacon Roofing Supply, Inc.Δ*	36,600	835,212
Belden, Inc.Δ	21,000	732,060
Buckeye Technologies, Inc.Δ	69,700	1,880,506
Cabot Corporation	37,500	1,495,125
Carpenter Technology CorporationΔ	21,600	1,245,888
Chemtura Corporation*	48,800	888,160
Chicago Bridge & Iron Co. N.V.	65,300	2,540,170
Domtar Corporation	16,200	1,534,464
Eastman Chemical Co.	14,900	1,520,843
Ferro CorporationΔ*	77,400	1,040,256
Forest City Enterprises, Inc. Class A*	65,300	1,219,151
Graham Packaging Co., Inc.*	26,200	660,764
Huntsman Corporation	41,400	780,390
Innophos Holdings, Inc.Δ	20,400	995,520
Interline Brands, Inc.Δ*	58,300	1,070,971
KapStone Paper and Packaging CorporationΔ*	43,100	714,167
Kraton Performance Polymers, Inc.Δ*	48,800	1,911,496
Kronos Worldwide, Inc.	45,100	1,418,395
Layne Christensen Co.Δ*	21,300	646,242
Mueller Industries, Inc.Δ	37,100	1,406,461
NewMarket CorporationΔ	7,400	1,263,254
Noranda Aluminium Holding CorporationΔ*	49,700	752,458
PH Glatfelter Co.Δ	52,800	812,064
PolyOne CorporationΔ	62,000	959,140
RBC Bearings, Inc.Δ*	17,700	668,352
Reliance Steel & Aluminum Co.	15,900	789,435
Rock-Tenn Co. Class A	9,500	630,230
RTI International Metals, Inc.Δ*	17,500	671,475
Schnitzer Steel Industries, Inc. Class A	9,700	558,720
Sensient Technologies CorporationΔ	20,000	741,400
Stillwater Mining Co.Δ*	16,800	369,768
Temple-Inland, Inc.	34,900	1,037,926
Timken Co.	18,000	907,200
Under Armour, Inc. Class AΔ*	14,850	1,148,054
Westlake Chemical CorporationΔ	11,950	620,205
Worthington Industries, Inc.Δ	37,700	870,870

		39,569,309

Producer Durables — 13.3%
A.O. Smith CorporationΔ	16,847	712,628
Advisory Board Co. (The)Δ*	21,400	1,238,632
AGCO Corporation*	14,200	700,912
Alaska Air Group, Inc.Δ*	11,900	814,674
Allegiant Travel Co.*	19,800	980,100
Alliant Techsystems, Inc.	14,400	1,027,152
Applied Industrial Technologies, Inc.Δ	33,500	1,192,935
Astec Industries, Inc.Δ*	23,700	876,426
Atlas Air Worldwide Holdings, Inc.Δ*	9,900	589,149
B/E Aerospace*	20,800	848,848
Ceradyne, Inc.Δ*	17,800	694,022
Chart Industries, Inc.Δ*	16,700	901,466
Clean Harbors, Inc.Δ*	13,000	1,342,250
Cognex CorporationΔ	23,500	832,605
Columbus McKinnon CorporationΔ*	47,000	844,120
CoStar Group, Inc.Δ*	24,400	1,446,432
Darling International, Inc.Δ*	51,400	909,780
Douglas Dynamics, Inc.Δ	36,100	570,019
EMCOR Group, Inc.Δ*	120,400	3,528,924
FARO Technologies, Inc.Δ*	19,900	871,620
Gardner Denver, Inc.	8,200	689,210
Generac Holdings, Inc.Δ*	42,200	818,680
General Cable CorporationΔ*	27,800	1,183,724
Genesee & Wyoming, Inc. Class AΔ*	53,750	3,151,900
Gulfmark Offshore, Inc. Class AΔ*	20,600	910,314
Healthcare Services Group, Inc.Δ	53,350	866,938
HEICO Corporation Class AΔ	36,050	1,765,635
Herman Miller, Inc.Δ	40,800	1,110,576
HUB Group, Inc.Δ*	22,850	860,531
IDEX Corporation	27,711	1,270,549
Innospec, Inc.*	16,300	547,843
Kaman CorporationΔ	16,100	571,067
KBR, Inc.	56,000	2,110,640
Kennametal, Inc.	33,000	1,392,930
Kforce, Inc.Δ*	99,200	1,297,536
Lincoln Electric Holdings, Inc.	21,200	760,020

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MAXIMUS, Inc.Δ	12,200	$1,009,306
McGrath RentCorpΔ	30,200	848,016
Middleby CorporationΔ*	17,200	1,617,488
Moog, Inc. Class AΔ*	19,400	844,288
NACCO Industries, Inc. Class AΔ	6,800	658,376
National Instruments Corporation	32,550	966,410
Old Dominion Freight Line, Inc.Δ*	27,100	1,010,830
On Assignment, Inc.Δ*	96,800	951,544
Orbital Sciences CorporationΔ*	59,000	994,150
Oshkosh Corporation*	34,200	989,748
Polypore International, Inc.Δ*	9,600	651,264
Regal-Beloit Corporation	14,600	974,842
Resources Connection, Inc.Δ	55,000	662,200
Robbins & Myers, Inc.Δ	17,900	946,015
Robert Half International, Inc.Δ	53,500	1,446,105
Ryder System, Inc.	27,800	1,580,430
Standard Parking CorporationΔ*	38,800	619,636
Steelcase, Inc. Class AΔ	179,400	2,043,366
SYKES Enterprises, Inc.Δ*	27,100	583,463
TeleTech Holdings, Inc.*	33,600	708,288
Thomas & Betts Corporation*	19,600	1,055,460
Titan Machinery, Inc.*	20,700	595,746
Toro Co.	19,300	1,167,650
Towers Watson & Co. Class A	11,200	735,952
TransDigm Group, Inc.*	24,740	2,256,041
Triumph Group, Inc.Δ	12,300	1,224,834

		67,372,235

Technology — 13.2%
Acme Packet, Inc.*	4,791	335,993
Amdocs, Ltd.*	47,900	1,455,681
Ancestry.com, Inc.Δ*	17,300	716,047
Arrow Electronics, Inc.*	38,100	1,581,150
Avnet, Inc.*	62,500	1,992,500
Blackboard, Inc.Δ*	42,400	1,839,736
Bottomline Technologies, Inc.Δ*	69,100	1,707,461
BroadSoft, Inc.Δ*	19,000	724,470
Cadence Design Systems, Inc.Δ*	129,100	1,363,296
Cardtronics, Inc.Δ*	130,200	3,053,190
Cavium Networks, Inc.Δ*	28,700	1,251,033
Ciena CorporationΔ*	30,600	562,428
CommVault Systems, Inc.Δ*	52,100	2,315,845
Compuware Corporation*	27,123	264,720
Comtech Telecommunications Corporation	32,600	914,104
CSG Systems International, Inc.Δ*	34,400	635,712
Cymer, Inc.Δ*	10,800	534,708
DealerTrack Holdings, Inc.Δ*	50,900	1,168,155
DigitalGlobe, Inc.Δ*	23,600	599,676
Ebix, Inc.Δ*	102,100	1,945,005
Hittite Microwave CorporationΔ*	8,000	495,280
Informatica Corporation*	16,800	981,624
Ingram Micro, Inc. Class A*	37,800	685,692
Inphi CorporationΔ*	29,400	511,560
Insight Enterprises, Inc.Δ*	46,400	821,744
ION Geophysical CorporationΔ*	98,600	932,756
Kenexa CorporationΔ*	15,000	359,700
LSI Corporation*	270,600	1,926,672
Monotype Imaging Holdings, Inc.Δ*	46,500	657,045
Netlogic Microsystems, Inc.Δ*	42,700	1,725,934
NIC, Inc.Δ	121,100	1,630,006
Omnivision Technologies, Inc.Δ*	29,550	1,028,636
OSI Systems, Inc.*	7,900	339,700
PMC-Sierra, Inc.*	110,100	833,457
Power Intergrations, Inc.Δ	32,800	1,260,504
Progress Software CorporationΔ*	49,800	1,201,674
QLIK Technologies, Inc.Δ*	24,700	841,282
RealD, Inc.Δ*	28,500	666,615
Responsys, Inc.*	36,000	638,280
RightNow Technologies, Inc.Δ*	27,400	887,760
Riverbed Technology, Inc.*	9,350	370,167
SAIC, Inc.*	84,000	1,412,880
SBA Communications Corporation Class AΔ*	17,400	664,506
Scansource, Inc.Δ*	42,500	1,592,900
Semtech CorporationΔ*	69,167	1,891,026
Shutterfly, Inc.Δ*	15,150	869,913
Silicon Laboratories, Inc.Δ*	19,700	812,822
Solera Holdings, Inc.	43,600	2,579,376
SS&C Technologies Holdings, Inc.*	105,500	2,096,285
Stoneridge, Inc.Δ*	49,600	731,104
SuccessFactors, Inc.Δ*	29,375	863,625
Synchronoss Technologies, Inc.Δ*	30,413	965,004
Take-Two Interactive Software, Inc.*	19,300	294,904
Tech Data Corporation*	30,600	1,496,034
THQ, Inc.Δ*	152,700	552,774
TIBCO Software, Inc.*	37,200	1,079,544
Ultimate Software Group, Inc.Δ*	38,700	2,106,441
Ultratech, Inc.Δ*	15,498	470,829
Universal Display CorporationΔ*	12,825	450,029
VeriFone Holdings, Inc.Δ*	26,374	1,169,687
Viasat, Inc.Δ*	17,700	765,879

		66,622,560

Utilities — 3.9%
Alliant Energy Corporation	50,300	2,045,198
American Water Works Co., Inc.	61,200	1,802,340
Atmos Energy Corporation	20,500	681,625
El Paso Electric Co.Δ	44,400	1,434,120
General Communication, Inc. Class AΔ*	60,800	733,856
Great Plains Energy, Inc.Δ	71,700	1,486,341
j2 Global Communications, Inc.Δ*	40,800	1,151,784
MetroPCS Communications, Inc.*	57,700	993,017
NTELOS Holdings CorporationΔ	43,300	884,186
NV Energy, Inc.	117,000	1,795,950
OGE Energy Corporation	20,500	1,031,560
Pepco Holdings, Inc.Δ	61,000	1,197,430
Pinnacle West Capital Corporation	16,100	717,738
PNM Resources, Inc.Δ	96,300	1,612,062
Portland General Electric Co.Δ	51,600	1,304,448

See Notes to Financial Statements.

	Shares	Value
Telephone & Data Systems, Inc.Δ	32,000	$994,560

		19,866,215

Total Common Stocks (Cost $346,581,328)		434,292,018

FOREIGN COMMON STOCKS — 1.4%
Bermuda — 0.3%
Montpelier Re Holdings, Ltd.Δ	87,500	1,575,000

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	50,800	1,000,252

Canada — 0.1%
Lone Pine Resources, Inc.*	29,100	309,042

China — 0.3%
BCD Semiconductor Manufacturing, Ltd. ADR*	14,100	97,713
hiSoft Technology International, Ltd. ADRΔ*	28,600	418,990
Lihua International, Inc.Δ*	87,600	533,484
Zhongpin, Inc.Δ*	38,400	402,432

		1,452,619

Greece — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	92,500	655,825

Ireland — 0.1%
Velti PLC*	29,850	504,764

Luxembourg — 0.1%
Altisource Portfolio Solutions SA*	16,600	610,880

Netherlands — 0.2%
AerCap Holdings NV*	75,045	976,335

Total Foreign Common Stocks (Cost $7,850,454)		7,084,717

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	250	735
Federal National Mortgage Association	850	2,118

Total Preferred Stocks (Cost $33,140)		2,853

RIGHTS/WARRANTS — 0.1%
Asen Warrants A+	25,000	82,500
Asen Warrants B+	25,000	54,750
Asen Warrants C+	25,000	145,250

Total Rights/Warrants (Cost $0)		282,500

MONEY MARKET FUNDS — 50.6%
GuideStone Money Market Fund (GS4 Class)¥	23,722,750	23,722,750
Northern Institutional Liquid Assets Portfolio§	231,916,927	231,916,927

Total Money Market Funds (Cost $255,639,677)		255,639,677

	Par
AGENCY OBLIGATIONS — 1.6%
Farmer Mac Guaranteed Trust
5.13%, 04/19/17 144A	$250,000	283,025
Federal Farm Credit Bank
0.24%, 09/12/11Ω	1,000,000	999,959
Federal Home Loan Bank
0.32%, 02/10/12	330,000	329,774
3.63%, 10/18/13Δ	30,000	32,037
5.50%, 07/15/36	120,000	132,230
Federal Home Loan Mortgage Corporation
0.21%, 07/06/11	480,000	479,999
0.07%, 08/11/11	900,000	899,951
0.10%, 08/22/11	900,000	899,961
0.10%, 10/07/11	1,400,000	1,399,885
0.23%, 12/01/11	240,000	239,918
0.11%, 01/10/12	37,000	36,980
0.12%, 01/10/12‡‡	1,449,000	1,448,223
Federal National Mortgage Association
5.25%, 08/01/12	110,000	115,749
0.38%, 12/28/12	150,000	150,090
5.00%, 02/13/17Δ	230,000	262,940
5.31%, 10/09/19	90,000	63,131
6.25%, 05/15/29	110,000	133,933
Tennessee Valley Authority
3.88%, 02/15/21Δ	110,000	113,220
5.25%, 09/15/39	50,000	53,140
4.63%, 09/15/60Δ	80,000	75,370

Total Agency Obligations (Cost $8,085,520)		8,149,515

ASSET-BACKED SECURITIES — 0.4%
Ameriquest Mortgage Securities, Inc.
0.53%, 04/25/34†	43,788	36,549
Asset Backed Securities Corporation Home Equity
1.16%, 12/15/33†	28,312	24,258
Bear Stearns Asset-Backed Securities Trust
0.64%, 10/27/32†	12,691	11,098
0.64%, 12/25/33†	187,243	166,808
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	94,750
1.52%, 06/15/43†	100,000	87,049
EMC Mortgage Loan Trust
0.84%, 02/25/41 144A†	56,592	46,766
Greenpoint Manufactured Housing
3.11%, 03/18/29†	75,000	62,970
3.70%, 06/19/29†	50,000	41,325
3.70%, 02/20/30†	50,000	41,279
3.70%, 11/17/31†	75,000	74,149
2.20%, 11/22/31†	50,000	45,466
GSAA Trust
0.46%, 07/25/37†	200,000	124,281
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	98,693
Illinois Student Assistance Commission
1.17%, 07/25/45†	200,000	189,886
KeyCorporation Student Loan Trust
0.53%, 10/25/32†	61,749	57,663
Lehman XS Trust
0.49%, 11/25/35†	207,393	153,511
0.49%, 12/25/35†	105,656	38,033
0.45%, 02/25/46†	226,077	121,064

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MASTR Specialized Loan Trust
0.54%, 05/25/37 144A†	$210,839	$70,214
Nelnet Student Loan Trust
1.75%, 04/25/24†	80,000	82,104
Northstar Education Finance, Inc.
0.38%, 01/29/46†	100,000	85,063
Option One Mortgage Loan Trust
0.99%, 11/25/32†	20,546	16,466
Renaissance Home Equity Loan Trust
1.05%, 06/25/33†	23,421	18,800
Securitized Asset-Backed Receivables LLC Trust
0.42%, 02/25/37†	223,340	82,799
SLM Student Loan Trust
0.68%, 09/16/24†	100,000	92,646
1.00%, 03/15/33 144A†	95,746	94,299

Total Asset-Backed Securities (Cost $2,575,959)		2,057,989

CORPORATE BONDS — 2.1%
AES Corporation
7.75%, 10/15/15Δ	30,000	32,175
8.00%, 06/01/20Δ	190,000	203,300
Ally Financial, Inc.
1.75%, 10/30/12	100,000	101,731
American Express Co.
8.13%, 05/20/19	60,000	76,183
6.80%, 09/01/66†	150,000	154,688
American International Group, Inc.
5.85%, 01/16/18	180,000	188,858
6.40%, 12/15/20	20,000	21,566
Apache Corporation
5.63%, 01/15/17	110,000	127,009
Arch Coal, Inc.
7.00%, 06/15/19 144AΔ	70,000	70,175
AT&T, Inc.
5.50%, 02/01/18	90,000	100,519
6.30%, 01/15/38	60,000	63,749
BAC Capital Trust XIV
5.63%, 09/20/49†	10,000	7,513
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	75,757
Bank of America Corporation
5.42%, 03/15/17	60,000	61,284
5.75%, 12/01/17	190,000	202,293
5.00%, 05/13/21	60,000	59,385
8.00%, 12/29/49†	60,000	62,738
Boeing Capital Corporation
4.70%, 10/27/19	40,000	42,946
Boeing Co.
4.88%, 02/15/20	60,000	65,049
Calpine Corporation
7.88%, 01/15/23 144AΔ	80,000	82,500
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	122,470
Caterpillar, Inc.
3.90%, 05/27/21Δ	40,000	40,087
CCO Holdings LLC
7.00%, 01/15/19 144A	70,000	72,275
6.50%, 04/30/21	10,000	9,913
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	78,026
Citigroup, Inc.
6.50%, 08/19/13	60,000	65,286
6.00%, 12/13/13	110,000	119,669
6.38%, 08/12/14	30,000	33,195
5.00%, 09/15/14Δ	160,000	167,797
5.50%, 10/15/14	60,000	65,298
3.95%, 06/15/16	70,000	71,740
5.38%, 08/09/20Δ	60,000	62,726
6.88%, 03/05/38	90,000	100,479
Comcast Corporation
6.50%, 01/15/17	120,000	140,026
5.15%, 03/01/20Δ	100,000	107,858
5.65%, 06/15/35	10,000	9,827
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	30,975
Concho Resources Inc.
6.50%, 01/15/22	33,000	33,124
ConocoPhillips Holding Co.
6.95%, 04/15/29	100,000	121,789
Consol Energy, Inc.
6.38%, 03/01/21 144A	50,000	50,000
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	52,746
COX Communications, Inc.
5.45%, 12/15/14	30,000	33,462
CVS Caremark Corporation
6.60%, 03/15/19	60,000	69,749
CVS Pass-Through Trust
9.35%, 01/10/23 144A	100,000	109,128
6.94%, 01/10/30	64,812	73,096
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	126,887
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	138,488
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	270,000	289,294
Energy Transfer Partners LP
9.00%, 04/15/19	70,000	87,165
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	195,241
FirstEnergy Corporation
7.38%, 11/15/31	130,000	148,434
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	173,755
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	145,000	158,594
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	42,150
General Electric Capital Corporation
6.00%, 08/07/19	260,000	288,354
4.63%, 01/07/21Δ	100,000	100,781
6.38%, 11/15/67†Δ	130,000	133,738
Giant Funding Corporation
8.25%, 02/01/18 144A	10,000	10,475

See Notes to Financial Statements.

	Par	Value
Goldman Sachs Capital II
5.79%, 06/01/43†	$10,000	$8,050
Goldman Sachs Group, Inc.
6.60%, 01/15/12	10,000	10,310
5.30%, 02/14/12	10,000	10,260
3.63%, 08/01/12	20,000	20,590
5.45%, 11/01/12	20,000	21,144
5.25%, 10/15/13	20,000	21,470
5.95%, 01/18/18	100,000	107,934
5.38%, 03/15/20	60,000	62,066
6.00%, 06/15/20Δ	40,000	43,114
6.25%, 02/01/41	130,000	131,505
HCA, Inc.
9.63%, 11/15/16 PIK	52,593	56,077
Hess Corporation
8.13%, 02/15/19	90,000	114,046
7.30%, 08/15/31	40,000	47,955
HSBC Finance Corporation 6.68%, 01/15/21 144A	110,000	113,060
Humana, Inc.
7.20%, 06/15/18	60,000	69,747
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	31,950
6.75%, 09/01/16 144A	150,000	160,500
JPMorgan Chase & Co.
6.13%, 06/27/17	200,000	223,779
4.40%, 07/22/20Δ	60,000	58,888
4.25%, 10/15/20Δ	60,000	58,811
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	137,043
7.88%, 09/15/31Δ	20,000	24,103
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	79,035
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	120,461
Kroger Co.
6.15%, 01/15/20Δ	50,000	57,688
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	6
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/65#	50,000	30
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	240
6.75%, 12/28/17#	120,000	180
Medtronic, Inc.
4.45%, 03/15/20	40,000	41,895
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	233,463
MetLife, Inc.
6.75%, 06/01/16	50,000	58,260
6.40%, 12/15/66Δ	120,000	117,600
Morgan Stanley
5.63%, 01/09/12Δ	160,000	163,925
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	34,101
6.05%, 03/01/34	50,000	53,036
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	95,312
PepsiCo, Inc.
7.90%, 11/01/18Δ	13,000	16,778
Pfizer, Inc.
6.20%, 03/15/19	100,000	117,158
Qwest Communications International, Inc.
7.50%, 02/15/14	50,000	50,875
Raytheon Co.
3.13%, 10/15/20	30,000	28,220
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	101,847
Regency Energy Partners LP
6.50%, 07/15/21	42,000	42,735
Roche Holdings, Inc.
6.00%, 03/01/19 144A	90,000	103,857
Safeway, Inc.
3.95%, 08/15/20	30,000	29,230
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	103,500
State Street Corporation
4.96%, 03/15/18	100,000	106,198
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	26,500
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	68,502
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	127,747
4.13%, 02/15/21Δ	20,000	19,369
7.30%, 07/01/38	90,000	104,951
5.88%, 11/15/40	80,000	79,231
Time Warner, Inc.
4.70%, 01/15/21	30,000	30,453
6.25%, 03/29/41	10,000	10,424
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	52,852
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	105,786
Verizon Communications, Inc.
4.60%, 04/01/21	90,000	93,043
6.00%, 04/01/41	100,000	104,794
Verizon Global Funding Corporation
7.38%, 09/01/12Δ	100,000	107,576
Wachovia Corporation
5.63%, 10/15/16	270,000	293,443
WellPoint, Inc.
5.88%, 06/15/17	110,000	125,925
Wells Fargo & Co.
3.68%, 06/15/16Δ	50,000	51,425
Williams Cos., Inc.
7.88%, 09/01/21	38,000	47,186
7.50%, 01/15/31	23,000	26,375
7.75%, 06/15/31	38,000	44,474
8.75%, 03/15/32	8,000	10,200
Williams Partners LP
5.25%, 03/15/20	20,000	21,093
Wyeth
5.95%, 04/01/37	10,000	10,768

Total Corporate Bonds (Cost $9,991,633)		10,383,664

FOREIGN BONDS — 0.6%
Australia — 0.1%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	110,000	131,834

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Commonwealth Bank of Australia
3.75%, 10/15/14 144AΔ	$60,000	$63,087
5.00%, 10/15/19 144A	20,000	20,847
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/18	20,000	23,392
9.00%, 05/01/19	180,000	238,863

		478,023

Canada — 0.1%
Anadarko Finance Co.
7.50%, 05/01/31	60,000	69,494
Barrick Gold Corporation
6.95%, 04/01/19	100,000	119,065
Devon Financing Corporation ULC
6.88%, 09/30/11Δ	150,000	152,264
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	21,183

		362,006

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	40,000	44,733
5.75%, 01/20/20	32,000	34,296
5.38%, 01/27/21	110,000	113,499
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	60,000	60,147
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	65,297

		317,972

France — 0.0%
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	120,000	126,000
Total Capital SA
4.45%, 06/24/20Δ	10,000	10,457

		136,457

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	1
Kaupthing Bank HF
7.63%, 02/28/15 144A#@‡‡	310,000	78,275

		78,276

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	107,800

Japan — 0.1%
Japan Finance Cooperation
2.88%, 02/02/15Δ	200,000	211,103
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100,000	101,490
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	102,399

		414,992

Jersey — 0.0%
United Business Media, Ltd.
5.75%, 11/03/20 144A	30,000	29,861

Mexico — 0.0%
America Movil SAB de CV
5.63%, 11/15/17	30,000	33,814
Mexico Government International Bond
6.75%, 09/27/34	40,000	46,700
6.05%, 01/11/40	10,000	10,690

		91,204

Netherlands — 0.0%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	75,000	84,909
Shell International Finance BV
4.38%, 03/25/20	90,000	94,742

		179,651

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	11,245	13,283

Spain — 0.1%
BBVA US Senior SAU
3.25%, 05/16/14	100,000	98,960
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144AΔ	100,000	96,875

		195,835

Switzerland — 0.0%
UBS AG
4.88%, 08/04/20	80,000	81,063

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	97,566
3.88%, 03/10/15	30,000	31,622
Lloyds TSB Bank PLC
6.38%, 01/21/21	100,000	104,292
Royal Bank of Scotland PLC
4.88%, 03/16/15	100,000	103,870
3.95%, 09/21/15	50,000	50,283
Royal Bank of Scotland Group PLC
7.65%, 08/29/49†	10,000	9,050
WPP Finance UK
8.00%, 09/15/14	100,000	117,388

		514,071

Total Foreign Bonds (Cost $3,099,882)		3,000,494

MORTGAGE-BACKED SECURITIES — 4.1%
American Home Mortgage Investment Trust
0.89%, 04/25/44†	33,411	28,047
0.48%, 11/25/45†	194,570	123,038
Bear Stearns Adjustable Rate Mortgage Trust
2.47%, 02/25/35†	71,449	55,074
2.92%, 08/25/35†	199,374	147,593
Bear Stearns Mortgage Funding Trust
0.40%, 12/25/36†	207,818	55,392
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	216,913	235,989
Countrywide Alternative Loan Trust
0.43%, 07/25/35†	186,637	114,993
0.45%, 07/25/35†	245,916	162,005

See Notes to Financial Statements.

	Par	Value
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39†	$110,000	$119,819
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	112,861	66,261
Federal Home Loan Mortgage Corporation
5.84%, 05/01/37†	14,482	15,338
5.50%, 12/01/38	331,625	359,048
5.50%, 07/01/39 TBA	100,000	108,016
3.50%, 07/01/41 TBA	200,000	190,969
Federal Home Loan Mortgage Corporation REMIC
4.00%, 12/15/38	100,000	99,460
5.50%, 06/15/41	100,000	108,365
Federal National Mortgage Association
3.50%, 07/01/41 TBA	200,000	191,250
4.00%, 07/01/26 TBA	300,000	312,469
2.77%, 09/01/35†	77,294	81,334
5.50%, 07/01/37 TBA	200,000	216,250
6.50%, 07/01/37 TBA	300,000	339,656
5.00%, 07/01/38 TBA	700,000	743,750
5.50%, 08/01/38	98,332	106,986
5.50%, 05/01/40	1,200,000	1,299,281
4.50%, 07/13/40 TBA	2,000,000	2,069,062
5.50%, 06/01/41	1,000,000	1,082,031
Federal National Mortgage Association REMIC
6.31%, 10/25/40 IO†	82,925	13,025
5.50%, 07/25/41	100,000	105,249
6.48%, 07/25/41 IO†	100,000	15,502
FHLMC Multifamily Structured Pass Through Certificates
1.23%, 01/25/20 IOΩ†	217,845	14,361
1.41%, 04/25/20 IOΩ†	386,082	28,909
1.84%, 06/25/20 IOΩ†	427,187	42,823
1.69%, 08/25/20 IOΩ†	208,926	18,916
1.42%, 06/25/46†	280,000	24,703
First Horizon Alternative Mortgage Securities
2.34%, 02/25/36†	154,900	111,240
0.56%, 02/25/37†	78,407	44,219
General Electric Capital Commercial Mortgage Corporation
5.51%, 03/10/44†	300,000	326,402
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	107,896
Government National Mortgage Association
6.56%, 10/20/33 IOΩ†	882,753	102,265
6.01%, 03/20/35 IOΩ†	845,855	109,064
6.51%, 12/16/36 IO†	100,000	19,884
6.00%, 07/01/37 TBA	200,000	222,812
6.50%, 10/20/37	92,503	104,548
5.50%, 07/01/38 TBA	100,000	109,906
6.00%, 07/01/38 TBA	300,000	331,500
6.36%, 10/20/38 IO†	97,471	17,471
6.36%, 11/20/38 IO†	239,185	42,987
6.56%, 04/16/39 IO†	59,976	9,478
5.91%, 06/20/39 IO†	96,933	17,427
5.00%, 07/01/39 TBA	1,200,000	1,301,437
5.00%, 01/15/40	463,729	506,205
6.46%, 01/20/40 IO†	94,779	17,423
4.50%, 07/01/40 TBA	1,700,000	1,794,030
6.38%, 07/20/40 IO†	89,121	17,489
5.00%, 08/20/40	185,951	202,096
5.86%, 09/20/40 IOΩ†	91,716	14,396
5.86%, 11/20/40 IO†	161,153	29,795
4.50%, 01/20/41	98,270	103,639
4.50%, 02/20/41	98,759	104,154
4.50%, 03/20/41	795,046	838,484
5.21%, 06/20/41 IO†	100,000	15,843
4.00%, 07/01/41 TBA	200,000	203,094
4.50%, 07/01/41 TBA	1,500,000	1,578,516
1.34%, 11/20/59†	295,170	302,346
1.19%, 05/20/60†	166,368	167,614
0.71%, 01/20/61†	236,276	237,526
0.66%, 02/20/61†	239,967	238,323
0.71%, 03/20/61†	99,261	98,978
Granite Mortgages PLC
0.77%, 07/20/43†	36,030	34,528
Greenpoint Mortgage Funding Trust
0.45%, 10/25/45†	53,444	33,239
GS Mortgage Securities Corporation II
1.34%, 03/10/44 144AΩ†	797,927	47,331
GSMPS Mortgage Loan Trust
0.54%, 03/25/35 144A†	32,514	27,614
0.54%, 09/25/35 144A†	96,337	81,051
Harborview Mortgage Loan Trust
0.43%, 06/19/35†	243,529	159,659
Homestar Mortgage Acceptance Corporation
0.64%, 07/25/34†	107,796	93,869
Impac CMB Trust
0.99%, 03/25/33†	17,308	13,440
Indymac INDA Mortgage Loan Trust
5.84%, 11/25/37†	109,662	88,194
LB-UBS Commercial Mortgage Trust
5.86%, 07/15/40†	40,000	43,398
MASTR Adjustable Rate Mortgages Trust
2.84%, 11/21/34†	200,000	190,809
1.08%, 12/25/46†	278,511	91,929
Merrill Lynch Mortgage Investors, Inc.
5.00%, 05/25/34†	26,843	26,995
Morgan Stanley Capital I
5.69%, 04/15/49†	200,000	214,607
NCUA Guaranteed Notes
2.90%, 10/29/20	10,000	9,981
RBSSP Resecuritization Trust
3.30%, 12/26/35 144A†	37,494	37,721
Residential Accredit Loans, Inc.
3.14%, 12/26/34†	244,279	168,447
0.59%, 10/25/45†	146,388	83,362
Structured Adjustable Rate Mortgage Loan Trust
2.66%, 11/25/34†	70,492	55,236

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Mortgage Investments, Inc.
0.37%, 09/25/47†	$291,198	$186,496
Structured Asset Securities Corporation
0.49%, 10/25/27†	24,184	21,248
Washington Mutual Mortgage Pass-Through Certificates
2.58%, 02/25/33†	31,122	29,039
2.62%, 10/25/33†	97,314	95,696
2.58%, 01/25/35†	108,330	104,031
5.39%, 11/25/36†	193,979	146,607
0.51%, 08/25/45†	127,640	104,138
Wells Fargo Mortgage Loan Trust
3.14%, 08/27/35 144A†	94,926	90,938
Wells Fargo Mortgage-Backed Securities Trust
0.59%, 05/25/33†	17,303	16,745
2.87%, 04/25/36†	88,517	77,426

Total Mortgage-Backed Securities (Cost $21,575,567)		20,517,225

MUNICIPAL BONDS — 0.1%
Birmingham Commercial Development Authority, Civic Center Improvements Project, Series A General Obligation
5.50%, 04/01/41	10,000	10,129
Chicago O’Hare International Airport, Series A Revenue Bond
5.63%, 01/01/35	10,000	10,232
Chicago O’Hare International Airport, Series C Revenue Bond
5.50%, 01/01/31	10,000	10,238
Clark County Nevada, Las-Vegas-McCarran International Airport, Series A Revenue Bond
5.25%, 07/01/39	10,000	9,884
Illinois State, Taxable Pension General Obligation Bond
5.67%, 03/01/18	50,000	51,916
5.88%, 03/01/19	50,000	51,444
Los Angeles Department of Airports of the city of Los Angeles, California, Series A Revenue Bond
5.00%, 05/15/35	10,000	9,972
5.25%, 05/15/39	10,000	10,232
Los Angeles Department of Water & Power, Build America Revenue Bond
6.57%, 07/01/45	30,000	33,659
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series A-3 Revenue Bond
5.00%, 07/01/39	10,000	9,925
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	30,000	28,790
6.66%, 04/01/57	10,000	9,438
New York Liberty Development Corporation, Goldman Sachs Headquarters, Series 2005 Revenue Bond
5.25%, 10/01/35	30,000	29,754
North Carolina State Education Assistance Authority, Student Loan Backed Notes Revenue Bond Series 2010-1, Cl A1
1.20%, 07/25/41	95,221	92,967
San Mateo County Community College District, Election 2005, Series B General Obligation
5.00%, 09/01/38	10,000	10,044
State of California General Obligation Bond
7.30%, 10/01/39	50,000	55,487

Total Municipal Bonds (Cost $416,538)		434,111

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bond
4.50%, 08/15/39Δ	10,000	10,227

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27Δ	55,000	70,045
1.75%, 01/15/28Δ	100,000	112,515
2.50%, 01/15/29Δ	100,000	121,864
3.88%, 04/15/29Δ	10,000	18,768
2.13%, 02/15/40Δ	20,000	22,357

		345,549

U.S. Treasury Notes
1.38%, 02/15/13Δ	250,000	254,014
0.50%, 05/31/13	10,000	10,012
1.25%, 02/15/14Δ	70,000	71,039
0.75%, 06/15/14Δ	60,000	59,939
1.75%, 05/31/16Δ	240,000	240,412
1.50%, 06/30/16	80,000	79,037
3.63%, 02/15/21Δ	1,493,000	1,557,036
3.13%, 05/15/21Δ	600,000	598,408
4.38%, 05/15/41Δ	830,000	828,835

		3,698,732

Total U.S. Treasury Obligations (Cost $4,008,704)		4,054,508

TOTAL INVESTMENTS — 147.8% (Cost $659,858,402)		745,899,271
Liabilities in Excess of Other Assets — (47.8)%		(241,220,051)

NET ASSETS — 100.0%		$504,679,220

Please see abbreviation and footnote definitions beginning on page 130.

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	50.6
Financial Services	17.3
Producer Durables	13.3
Technology	13.2
Consumer Discretionary	13.0
Futures Contracts	12.7
Healthcare	9.7
Materials & Processing	7.8
Energy	6.0
Mortgage-Backed Securities	4.1
Utilities	3.9
Corporate Bonds	2.1
Consumer Staples	1.8
Agency Obligations	1.6
Foreign Common Stocks	1.4
U.S. Treasury Obligations	0.8
Foreign Bonds	0.6
Asset-Backed Securities	0.4
Municipal Bonds	0.1
Rights/Warrants	0.1
Preferred Stocks	—	**
Forward Foreign Currency Contracts	(0.4)

	160.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$8,149,515	$—	$8,149,515	$—
Asset-Backed Securities	2,057,989	—	2,057,989	—
Common Stocks	434,292,018	433,754,193	—	537,825
Corporate Bonds	10,383,664	—	10,383,664	—
Foreign Bonds	3,000,494	—	3,000,494	—
Foreign Common Stocks	7,084,717	7,084,717	—	—
Money Market Funds	255,639,677	255,639,677	—	—
Mortgage-Backed Securities	20,517,225	—	20,517,225	—
Municipal Bonds	434,111	—	434,111	—
Preferred Stocks	2,853	2,853	—	—
Rights/Warrants	282,500	—	—	282,500
U.S. Treasury Obligations	4,054,508	—	4,054,508	—

Total Assets — Investments in Securities	$745,899,271	$696,481,440	$48,597,506	$820,325

Other Financial Instruments***
Forward Foreign Currency Contracts	$191	$—	$191	$—
Futures Contracts	2,724,172	2,724,172	—	—

Total Assets — Other Financial Instruments	$2,724,363	$2,724,172	$191	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks
Balance, 12/31/10	$560,550	$560,550
Accrued discounts/premiums	—	—
Realized gain (loss)(1)	—	—
Change in unrealized appreciation (depreciation)(2)	(22,725)	(22,725)
Purchases	282,500	282,500
Sales	—	—
Transfers in and/or out of Level 3	—	—

Balance, 06/30/11	$820,325	$820,325

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net Realized Gain (loss) from Investment securities and securities sold short.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities and securities sold short.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

	Par	Value
FOREIGN BOND — 0.0%
Jersey — 0.0%
Dana Gas Sukuk, Ltd.
7.50%, 10/31/12 (Cost $111,183)	$120,000	$107,700

	Shares
FOREIGN COMMON STOCKS — 94.4%
Argentina — 0.2%
Banco Macro SA ADR	14,800	558,552
Cresud SACIF y A ADR	73,720	1,197,213
Pampa Energia SA ADRΔ	43,700	670,358
Petrobras Argentina SA ADRΔ	53,289	1,032,208

		3,458,331

Australia — 3.9%
Adelaide Brighton, Ltd.	47,733	158,195
AGL Energy, Ltd.‡‡	11,311	177,728
Alumina, Ltd.	34,920	79,027
Amcor, Ltd.	548,348	4,234,529
AMP, Ltd.‡‡	584,376	3,064,909
Ansell, Ltd.‡‡	23,013	349,505
APN News & Media, Ltd.	98,600	139,065
ASX, Ltd.‡‡	2,537	82,856
Australia & New Zealand Banking Group, Ltd.‡‡	26,393	622,770
Bank of Queensland, Ltd.	6,400	56,081
Bendigo and Adelaide Bank, Ltd.	33,409	317,478
BGP Group REIT Entitlement Shares	63,198	—
BHP Billiton, Ltd.‡‡	49,258	2,314,021
BlueScope Steel, Ltd.	775,276	1,001,982
Boart Longyear, Ltd.	27,600	118,113
Boral, Ltd.	9,760	46,059
Brambles, Ltd.‡‡	350,603	2,714,996
Caltex Australia, Ltd.‡‡	60,401	761,847
CFS Retail Property Trust REIT‡‡	12,495	24,324
CGA Mining, Ltd.*	76,500	237,166
Challenger, Ltd.‡‡	49,383	259,002
Cochlear, Ltd.	26,200	2,023,253
Commonwealth Bank of Australia‡‡	11,517	646,037
Computershare, Ltd.‡‡	6,176	58,755
CSL, Ltd.	7,600	269,484
CSR, Ltd.	112,820	350,914
Dexus Property Group REIT‡‡	66,404	62,675
Downer EDI, Ltd.	141,405	561,155
DUET Group‡‡	116,008	211,521
Fairfax Media, Ltd.‡‡	513,727	539,976
Flight Centre, Ltd.‡‡	20,901	484,662
Fortescue Metals Group, Ltd.	354,113	2,411,748
Goodman Fielder, Ltd.‡‡	125,971	143,216
Goodman Group REIT‡‡	99,079	74,918
GPT Group REIT‡‡	25,640	86,900
Iluka Resources, Ltd.	26,268	472,754
Insurance Australia Group, Ltd.	59,800	218,070
Leighton Holdings, Ltd.	5,229	116,934
Lend Lease Group‡‡	7,753	74,590
Mirvac Group REIT‡‡	47,808	64,095
Mount Gibson Iron, Ltd.*	773,262	1,526,022
Myer Holdings, Ltd.	398,928	1,129,574
National Australia Bank, Ltd.‡‡	118,229	3,248,774
Newcrest Mining, Ltd.‡‡	10,826	437,866
Nufarm, Ltd.*	14,500	69,828
Orica, Ltd.‡‡	1,484	42,879
Origin Energy, Ltd.‡‡	11,550	195,605
OZ Minerals, Ltd.‡‡	4,583	64,884
Pacific Brands, Ltd.	536,362	399,815
Paladin Energy, Ltd.*‡‡	4,238	11,455
Primary Health Care, Ltd.	85	313
Qantas Airways, Ltd.‡‡	44,595	88,008
QBE Insurance Group, Ltd.	255,713	4,731,058
QR National, Ltd.*	23,918	86,708
Ramsay Health Care, Ltd.‡‡	482	9,399
Rio Tinto, Ltd.‡‡	8,556	761,575
Santos, Ltd.	28,769	417,792
Sims Metal Management, Ltd.	2,400	45,433
Sonic Healthcare, Ltd.‡‡	41,100	567,331
SP AusNet	53,704	54,432
Spark Infrastructure Group 144A	280,300	387,819
Stockland REIT‡‡	32,771	119,856
Suncorp Group, Ltd.‡‡	26,762	233,647
Telstra Corporation, Ltd.‡‡	1,981,445	6,141,807
Ten Network Holdings, Ltd.	137,697	156,548
Toll Holdings, Ltd.Δ	251,853	1,310,102
Transurban Group‡‡	8,164	45,795
UGL, Ltd.‡‡	3,325	49,499
Wesfarmers, Ltd.‡‡	49,472	1,689,994
Wesfarmers, Ltd. Price Protected Shares‡‡	2,174	75,198
Westfield Group REIT‡‡	31,160	289,422
Westfield Retail Trust REIT‡‡	42,364	123,135
Westpac Banking Corporation‡‡	26,633	635,860
Woodside Petroleum, Ltd.	65,038	2,860,009

		53,638,752

Austria — 0.0%
Vienna Insurance Group AG	14,275	784,568

Belgium — 0.1%
Groupe Bruxelles
Lambert SA‡‡	457	40,645
Mobistar SA	6,700	508,927
Nyrstar*	5,276	76,357
Solvay SA	1,748	270,091
UCB SA	3,800	170,746

		1,066,766

Bermuda — 0.2%
Catlin Group, Ltd.‡‡	62,270	401,861
Hiscox, Ltd.‡‡	2,808	18,879
Seadrill, Ltd.	41,428	1,458,194
Signet Jewelers, Ltd.*	21,800	1,028,648

		2,907,582

Brazil — 2.9%
Amil Participacoes SA	87,090	1,011,163
B2W Cia Global Do Varejo	48,600	594,479
Banco do Brasil SA	33,055	589,235
Banco Santander Brasil SA ADR	253,501	2,968,497
BM&FBovespa SA	255,300	1,688,204
BrasilAgro - Companhia Brasileira de Propriedades Agricolas*	45,800	299,337

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Centrais Eletricas Brasileiras SA	196,600	$2,615,203
Cia de Saneamento Basico do Estado de Sao Paulo ADRΔ	7,854	468,648
Cia Paranaense de Energia ADRΔ	83,615	2,270,984
Cia Siderurgica Nacional SA	48,423	592,625
Fertilizantes Heringer SA*	110,600	698,049
GP Investments, Ltd.*	320,000	1,250,761
Itau Unibanco Holding SA ADR	118,000	2,778,900
Lojas Renner SA	26,768	1,020,705
Magnesita Refratarios SA*	52,339	258,232
Marfrig Alimentos SA	45,867	443,784
OGX Petroleo e Gas Participacoes SA*	351,820	3,280,031
Petroleo Brasileiro SA ADR	227,903	7,104,410
Profarma Distribuidora de Produtos Farmaceuticos SA	95,000	906,994
SLC Agricola SA	30,600	363,126
Tim Participacoes SA ADRΔ	36,020	1,772,544
Totvs SA	34,711	630,098
Tractebel Energia SA	69,757	1,216,216
Usinas Siderurgicas de Minas Gerais SA ADRΔ	59,703	522,401
Vale SA ADR	129,600	3,753,216

		39,097,842

Canada — 2.5%
AuRico Gold, Inc.Δ*	58,595	643,959
Bankers Petroleum, Ltd.Δ*	285,125	2,033,968
Banro Corporation*	210,830	800,081
Canadian National Railway Co.	61,100	4,881,890
Eastern Platinum, Ltd.*	498,533	413,527
Enbridge, Inc.Δ	88,600	2,880,912
Falcon Oil & Gas, Ltd.Δ*	208,166	34,534
First Quantum Minerals, Ltd.Δ	33,114	4,828,131
Gran Colombia Gold Corporation*	885,249	677,802
Grande Cache Coal Corporation*	158,308	1,442,820
Ivanhoe Mines, Ltd.Δ*	15,771	399,006
Lundin Mining Corporation*	234,600	1,800,031
Nexen, Inc.	88,627	1,997,772
Niko Resources, Ltd.	24,301	1,517,096
Open Text CorporationΔ*	30,250	1,936,605
Potash Corporation of Saskatchewan, Inc.	46,010	2,622,110
Saputo, Inc.Δ	51,500	2,483,555
Suncor Energy, Inc.	31,800	1,246,348
Valeant Pharmaceuticals International, Inc.Δ	37,670	1,957,333

		34,597,480

Chile — 0.0%
Embotelladora Andina SA ADR Class AΔ	9,343	233,855
Embotelladora Andina SA ADR Class BΔ	16,746	483,122

		716,977

China — 3.4%
Anhui Conch Cement Co., Ltd. Class H	823,096	3,850,148
Baidu, Inc. ADR*	73,000	10,229,490
Bank of China, Ltd. Class H	4,235,700	2,062,956
China Life Insurance Co., Ltd. Class H	252,000	861,406
China Merchants Bank Co., Ltd. Class HΔ	966,190	2,334,242
China Merchants Bank Co., Ltd.	730,500	1,764,833
China Security & Surveillance Technology, Inc.Δ*	152,600	808,780
China Shenhua Energy Co., Ltd. Class H	429,151	2,046,018
CNinsure, Inc. ADRΔ*	17,400	256,302
Ctrip.com International, Ltd. ADR*	19,200	827,136
ENN Energy Holdings, Ltd.Δ	290,433	985,316
Focus Media Holding, Ltd. ADRΔ*	42,695	1,327,814
Foxconn International Holdings, Ltd.*‡‡	16,000	7,032
Huaneng Power International, Inc. ADRΔ	20,215	430,984
Huaneng Power International, Inc. Class H	764,000	401,552
Industrial & Commercial Bank of China Class H	2,345,750	1,781,536
Li Ning Co, Ltd.Δ	638,842	1,105,004
Longfor Properties Co., Ltd.Δ	316,458	486,377
Netease.com ADRΔ*	41,335	1,863,795
Parkson Retail Group, Ltd.Δ	921,927	1,348,231
PetroChina Co., Ltd. Class H	288,000	421,173
PICC Property & Casualty Co., Ltd.*	1,145,000	1,948,135
Tencent Holdings, Ltd.	230,800	6,264,050
Trina Solar, Ltd. GDRΔ*	31,266	700,984
Want Want China Holdings, Ltd.	1,156,283	1,121,855
West China Cement, Ltd.Δ	1,374,787	494,674
Yangzijiang Shipbuilding Holdings, Ltd.‡‡	32,800	38,987
ZTE Corporation Class H	16,720	60,591

		45,829,401

Colombia — 0.1%
BanColombia SA	64,300	1,056,279
BanColombia SA ADRΔ	7,394	493,402

		1,549,681

Denmark — 0.9%
A P Moller - Maersk A/S Class B‡‡	28	241,490
Coloplast A/S Class B‡‡	3,845	583,844
Danske Bank A/S‡‡	30,997	574,030
DSV A/S	8,300	198,971
H Lundbeck A/S	13,300	349,864
Novo-Nordisk A/S Class BΔ‡‡	61,434	7,710,006
Novozymes A/S	8,000	1,301,863
Sydbank A/S	2,037	45,466
Topdanmark A/S*	2,600	485,282
Vestas Wind Systems A/S*	31,000	720,243

		12,211,059

Egypt — 0.4%
Egyptian Financial Group-Hermes Holding	467,246	1,573,535
ElSwedy Electric Co.	62,055	379,598
Orascom Construction Industries	52,394	2,367,013
Oriental Weavers	29,805	147,265

See Notes to Financial Statements.

	Shares	Value
Telecom Egypt	305,812	$764,978

		5,232,389

Estonia — 0.0%
Tallink Group PLC*	546,960	550,466

Finland — 0.5%
Cargotec OYJ Class B	9,363	479,841
Kesko OYJ‡‡	5,568	259,029
Kone OYJ‡‡	2,427	152,502
Metso OYJ	12,510	710,602
Nokia OYJ‡‡	27,337	177,204
Nokian Renkaat OYJ	19,083	957,498
Orion OYJ	19,300	497,348
Outotec OYJ	5,700	324,023
Sampo OYJ	72,640	2,345,910
Stora Enso OYJ Class R‡‡	24,787	260,063
UPM-Kymmene OYJ‡‡	35,294	645,403
Wartsila OYJ‡‡	19,652	663,730

		7,473,153

France — 7.9%
Accor SA	3,525	157,623
Aeroports de Paris	2,600	244,586
Alcatel-LucentΔ*	513,870	2,971,829
Alstom SAΔ	32,850	2,025,555
Arkema SA	22,141	2,279,343
Atos Origin SA‡‡	4,277	241,643
AXA SA	100,255	2,278,192
BNP Paribas‡‡	81,854	6,318,467
Bouygues SA‡‡	9,949	437,373
Cap Gemini SA‡‡	1,990	116,587
Carrefour SAΔ	129,684	5,325,924
Casino Guichard Perrachon SA	15,681	1,478,095
Christian Dior SA‡‡	47,449	7,465,728
Cie de St-Gobain‡‡	113,136	7,326,326
Cie Generale de Geophysique-Veritas*	27,111	998,607
Cie Generale d’Optique Essilor International SA	23,700	1,922,244
CNP Assurances‡‡	5,858	127,723
Credit Agricole SA	29,800	448,136
Danone	47,770	3,564,150
Eramet	1,200	397,459
Faurecia	4,300	184,171
France Telecom SA	320,735	6,820,933
Imerys SA‡‡	52	3,664
Ipsen SA	4,800	170,260
Klepierre REIT‡‡	623	25,717
Lafarge SAΔ	32,821	2,091,590
Lagardere SCA‡‡	3,356	141,792
Legrand SA‡‡	18,210	767,002
L’Oreal SA	18,500	2,402,709
Natixis	8,238	41,335
Nexans SA	1,900	178,819
PPR‡‡	27,216	4,846,609
Safran SA‡‡	3,651	155,924
Sanofi‡‡	130,208	10,468,302
Schneider Electric SA‡‡	56,336	9,411,391
SEB SA	842	88,220
Societe BIC SA‡‡	6,764	653,663
Societe Generale SAΔ	96,914	5,750,922
Societe Television Francaise 1	6,408	116,529
Thales SA‡‡	6,660	287,182
Total SA‡‡	152,698	8,830,877
Unibail-Rodamco SE REIT‡‡	1,611	372,508
Valeo SA	19,571	1,336,180
Vinci SA	56,165	3,597,564
Vivendi SA‡‡	23,350	649,288
Wendel SAΔ	11,394	1,400,994
Zodiac Aerospace‡‡	3,285	285,969

		107,205,704

Germany — 7.5%
Adidas AG‡‡	37,431	2,969,163
Aixtron SE NA	39,400	1,344,415
Allianz SE‡‡	27,192	3,798,552
Aurubis AG	10,833	704,574
Axel Springer AG	15,600	770,521
BASF SE‡‡	69,470	6,807,169
Bayer AG‡‡	29,546	2,375,403
Bayerische Motoren Werke AG	34,910	3,483,508
Beiersdorf AG	70,700	4,588,046
Bilfinger Berger SE	13,080	1,293,433
Daimler AG‡‡	36,136	2,719,711
Deutsche Bank AG‡‡	36,953	2,183,698
Deutsche Boerse AG‡‡	52,765	4,009,522
Deutsche Lufthansa AG‡‡	110,756	2,413,221
Deutsche Post AG‡‡	19,517	375,011
Deutsche Telekom AG	415,583	6,517,780
E.ON AG‡‡	3,537	100,456
Fresenius Medical Care AG & Co. KGaA	29,202	2,183,015
GEA Group AG	58,662	2,099,933
Hannover Rueckversicherung AG‡‡	66,980	3,493,338
HeidelbergCement AG	21,100	1,347,092
Infineon Technologies AG‡‡	71,900	808,273
K+S AG	12,121	931,600
Kloeckner & Co. SE	39,864	1,199,828
Linde AG	38,700	6,785,043
MAN SE	1,679	223,906
Merck KGaA	10,800	1,173,688
Metro AG	27,830	1,686,557
Muenchener Rueckversicherungs AG	1,012	154,754
NII Holdings, Inc. Class B*	19,595	830,436
RWE AG	107,455	5,958,035
Salzgitter AG‡‡	225	17,159
SAP AG	149,650	9,060,424
Siemens AG‡‡	49,987	6,864,713
SMA Solar Technology AGΔ	26,036	2,900,440
Software AG	16,566	992,523
Suedzucker AGΔ‡‡	75,505	2,683,155
Tognum AG	2,373	88,990
TUI AG	112,400	1,219,223
Volkswagen AGΔ	11,837	2,174,872
Vossloh AG	2,900	407,004

		101,738,184

Greece — 0.2%
Coca Cola Hellenic Bottling Co. SA	55,078	1,479,226
Public Power Corporation SA	89,964	1,288,965

		2,768,191

Guernsey — 0.0%
Resolution, Ltd.	7,614	35,927

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hong Kong — 2.2%
AIA Group, Ltd.*	845,200	$2,927,142
ASM Pacific Technology, Ltd.‡‡	15,125	207,194
Belle International Holdings, Ltd.	389,000	819,821
BOC Hong Kong Holdings, Ltd.	120,500	349,962
Cathay Pacific Airways, Ltd.	149,000	345,038
Cheung Kong Holdings, Ltd.‡‡	25,000	365,601
Cheung Kong Infrastructure Holdings, Ltd.‡‡	7,000	36,342
China Mobile, Ltd.	416,618	3,854,749
China Overseas Land & Investment, Ltd.Δ	610,372	1,308,327
China Resources Gas Group, Ltd.	107,467	150,255
CLP Holdings, Ltd.	11,000	97,466
CNOOC, Ltd.	1,904,900	4,445,428
Esprit Holdings, Ltd.	56,477	175,636
Hang Lung Group, Ltd.‡‡	15,000	95,031
Hong Kong Exchanges and Clearing, Ltd.‡‡	107,200	2,246,851
Hopewell Holdings, Ltd.	72,000	228,074
Hutchison Whampoa, Ltd.	65,000	701,646
Jardine Matheson Holdings, Ltd.	53,200	3,050,488
Kerry Properties, Ltd.	25,100	120,957
Li & Fung, Ltd.	1,684,000	3,354,280
Lifestyle International Holdings, Ltd.‡‡	4,000	11,668
Link (The) REIT‡‡	39,500	134,768
Luks Group Vietnam Holdings Co., Ltd.	1,626,000	432,530
Mongolia Energy Corporation Ltd.*‡‡	15,000	1,754
New World Department Store China, Ltd.Δ	439,337	345,521
New World Development, Ltd.‡‡	42,000	63,472
NWS Holdings, Ltd.‡‡	9,000	12,051
Orient Overseas International, Ltd.	1,500	9,657
PCCW, Ltd.‡‡	68,000	29,274
Ports Design, Ltd.	134,500	318,028
Power Assets Holdings, Ltd.	218,500	1,653,835
Shangri-La Asia, Ltd.	127,000	310,739
Sun Hung Kai Properties, Ltd.‡‡	6,000	87,359
Swire Pacific, Ltd. Class A‡‡	13,000	190,948
Television Broadcasts, Ltd.‡‡	38,800	256,283
Wharf Holdings, Ltd.‡‡	71,000	493,151
Wheelock & Co., Ltd.‡‡	76,000	304,715
Yue Yuen Industrial Holdings, Ltd.	500	1,587

		29,537,628

Hungary — 0.4%
Egis Gyogyszergyar Nyrt	22,297	2,396,688
MOL Hungarian Oil and Gas PLC*	21,754	2,492,627
MOL Hungarian Oil and Gas PLC ADR*	1,015	58,200

		4,947,515

India — 1.6%
Ambuja Cements, Ltd.	520,521	1,556,236
Andhra Bank	246,868	741,115
Asian Paints, Ltd.	21,527	1,533,821
Axis Bank, Ltd.	86,552	2,496,798
Bajaj Auto, Ltd.	29,853	939,683
Container Corporation of India, Ltd.@	23,263	541,082
Dabur India, Ltd.	320,170	816,495
Housing Development Finance Corporation	107,500	1,698,501
India Cements, Ltd. GDR	638,237	1,014,159
Infosys Technologies, Ltd. ADR	79,400	5,179,262
Lupin, Ltd.*	119,046	1,196,252
NTPC, Ltd.*	76,900	321,517
Opto Circuits India, Ltd.*	92,158	615,795
Pantaloon Retail India, Ltd.	26,733	206,526
Reliance Capital, Ltd.*	67,100	868,273
Shriram Transport Finance Co., Ltd.	118,716	1,637,632
SKS Microfinance, Ltd.*	18,656	143,752
United Phosphorus, Ltd.*	87,199	297,864
Welspun Corporation Ltd.	75,572	292,297

		22,097,060

Indonesia — 1.0%
PT Bank Danamon Indonesia Tbk	1,360,346	951,790
PT Bank Rakyat Indonesia Tbk	3,625,634	2,748,134
PT Indocement Tunggal Prakarsa Tbk	1,163,280	2,312,859
PT Medco Energi Internasional Tbk	4,134,000	1,132,867
PT Panin Financial Tbk	13,077,044	271,437
PT Ramayana Lestari Sentosa Tbk	3,160,500	287,469
PT Semen Gresik Persero Tbk	793,137	887,892
PT Telekomunikasi Indonesia Tbk	3,350,199	2,871,432
Telekomunikasi Indonesia Tbk PT ADRΔ	46,261	1,596,004

		13,059,884

Ireland — 0.5%
Experian PLC‡‡	289,662	3,688,940
James Hardie Industries SE ADR*	107,900	678,165
Shire PLC	86,980	2,715,202
WPP PLC‡‡	34,882	436,676

		7,518,983

Israel — 0.4%
Check Point Software Technologies, Ltd.Δ*	29,300	1,665,705
Teva Pharmaceutical Industries, Ltd. ADR	91,400	4,407,308

		6,073,013

Italy — 1.9%
ACEA SpA	75,579	775,431
Banca Monte dei Paschi di Siena SpA	260,700	197,534
Banca Popolare di Milano	115,194	272,124
Enel SpA	191,664	1,251,856
ENI SpA‡‡	370,170	8,755,290
Fiat Industrial SpA*	69,579	516,526
Fiat SpA‡‡	77,702	852,989

See Notes to Financial Statements.

	Shares	Value
Intesa Sanpaolo SpA	3,639,719	$9,690,716
Mediaset SpA‡‡	38,630	181,616
Pirelli & C SpA	3,688	39,844
Saipem SpA	34,180	1,764,564
Telecom Italia SpA	179,220	249,371
Terna Rete Elettrica Nazionale SpA‡‡	6,035	28,058
Tod’s SpA	10,315	1,379,911

		25,955,830

Japan — 12.2%
Aeon Co., Ltd.	39,800	478,559
Aisin Seiki Co., Ltd.Δ	61,200	2,356,624
Ajinomoto Co., Inc.	40,000	473,511
Alfresa Holdings Corporation	100	3,876
Amada Co., Ltd.	10,000	76,517
Aozora Bank, Ltd.	56,600	130,770
Asahi Glass Co., Ltd.‡‡	45,200	525,523
Asahi Kasei Corporation	33,200	222,694
Astellas Pharma, Inc.	165,200	6,392,125
Bridgestone Corporation	14,300	327,903
Brother Industries, Ltd.	40,200	591,727
Canon, Inc.Δ‡‡	196,150	9,283,045
Central Japan Railway Co.‡‡	39	306,167
Chubu Electric Power Co., Inc.‡‡	22,500	438,793
Chuo Mitsui Trust Holdings, Inc.‡‡	503,840	1,746,120
Coca-Cola West Co., Ltd.	14,300	273,548
Cosmo Oil Co., Ltd.	181,000	512,614
Credit Saison Co., Ltd.‡‡	8,900	148,914
Daicel Chemical Industries, Ltd.‡‡	31,000	204,087
Daido Steel Co., Ltd.	74,000	492,690
Daihatsu Motor Co., Ltd.	113,000	1,914,564
Dai-ichi Life Insurance Co., Ltd. (The)	126	175,763
Daiichi Sankyo Co., Ltd.	5,100	99,396
Daito Trust Construction Co., Ltd.‡‡	26,300	2,224,744
Daiwa House Industry Co., Ltd.‡‡	3,000	37,675
Denso Corporation	1,300	48,154
East Japan Railway Co.‡‡	6,000	342,836
Ebara Corporation	327,000	1,917,198
Elpida Memory, Inc.*	25,600	298,913
FANUC Corporation	12,900	2,143,991
Fuji Electric Co., Ltd.	93,000	288,802
Fuji Heavy Industries, Ltd.‡‡	78,900	609,599
FUJIFILM Holdings Corporation‡‡	11,300	350,770
Fujitsu, Ltd.‡‡	343,000	1,951,357
Fukuoka Financial Group, Inc.‡‡	45,000	187,255
Gree, Inc.	48,900	1,063,585
Gunma Bank, Ltd. (The)	15,000	79,001
Hakuhodo DY Holdings, Inc.	2,400	127,595
Hikari Tsushin, Inc.	6,000	141,383
Hino Motors, Ltd.	117,000	678,703
Hitachi High-Technologies Corporation	6,000	130,874
Hitachi, Ltd.	496,000	2,914,204
Hokuhoku Financial Group, Inc.‡‡	135,000	266,629
Hokuriku Electric Power Co.	12,900	245,806
Honda Motor Co., Ltd.‡‡	12,900	494,336
Hoya Corporation	94,200	2,075,782
Idemitsu Kosan Co., Ltd.	7,900	839,998
IHI Corporation	413,000	1,061,934
Inpex Corporation	816	6,000,522
Isuzu Motors, Ltd.‡‡	99,100	466,541
ITOCHU Corporation‡‡	72,800	753,275
Itochu Techno-Solutions Corporation‡‡	3,600	127,311
Japan Petroleum Exploration Co.‡‡	1,800	84,181
Japan Prime Realty Investment Corporation REIT	9	23,812
Japan Real Estate Investment Corporation REIT	7	68,778
Japan Retail Fund Investment Corporation REIT	20	30,756
Japan Steel Works, Ltd. (The)	2,000	13,639
JFE Holdings, Inc.	1,200	32,853
JGC Corporation	78,000	2,126,700
JSR Corporation	16,600	320,020
JTEKT Corporation‡‡	43,400	635,595
JX Holdings, Inc.‡‡	33,170	222,081
Kajima Corporation	27,000	77,138
Kaneka Corporation‡‡	25,000	163,654
Kansai Electric Power Co., Inc. (The)	29,700	590,274
Kao Corporation‡‡	249,100	6,528,799
KDDI Corporation‡‡	850	6,092,168
Keisei Electric Railway Co., Ltd.	4,000	23,601
Kinden Corporation‡‡	31,000	264,543
Kobe Steel, Ltd.‡‡	305,000	689,522
Komatsu, Ltd.	60,900	1,888,917
Konica Minolta Holdings, Inc.‡‡	250,500	2,081,666
Kubota Corporation	6,000	52,841
Kuraray Co., Ltd.‡‡	129,500	1,890,100
Kyocera Corporation	7,600	769,393
Lawson, Inc.	65,100	3,408,441
Leopalace21 Corporation‡‡	4,600	6,514
Makita Corporation‡‡	6,400	296,528
Marubeni Corporation	222,800	1,472,326
Maruichi Steel Tube, Ltd.‡‡	15,600	385,616
Miraca Holdings, Inc.‡‡	8,700	351,761
Mitsubishi Chemical Holdings Corporation	74,500	525,632
Mitsubishi Corporation	85,200	2,116,639
Mitsubishi Electric Corporation	67,800	783,231
Mitsubishi Estate Co., Ltd.‡‡	18,000	314,366
Mitsubishi Heavy Industries, Ltd.	192,000	899,124
Mitsubishi Motors Corporation*	25,000	30,433
Mitsubishi UFJ Financial Group, Inc.‡‡	192,300	931,582
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	4,320	166,350
Mitsui & Co., Ltd.‡‡	76,500	1,315,148
Mitsui Engineering & Shipbuilding Co., Ltd.	12,000	26,085
Mitsui Fudosan Co., Ltd.‡‡	11,000	188,286
Mitsumi Electric Co., Ltd.	1,300	12,789
Mizuho Financial Group, Inc.‡‡	63,200	103,626
Mizuho Securities Co., Ltd.‡‡	3,000	7,192

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mizuho Trust & Banking Co., Ltd.	10,000	$8,819
NHK Spring Co., Ltd.	47,000	478,144
Nintendo Co., Ltd.	5,600	1,048,283
Nippon Building Fund, Inc. REIT	8	78,107
Nippon Electric Glass Co., Ltd.‡‡	180,100	2,295,293
Nippon Kayaku Co., Ltd.‡‡	10,000	105,087
Nippon Meat Packers, Inc.‡‡	11,000	157,133
Nippon Shokubai Co., Ltd.‡‡	14,000	170,076
Nippon Telegraph & Telephone Corporation‡‡	44,600	2,141,221
Nippon Yusen KK	45,800	169,535
Nishi-Nippon City Bank, Ltd. (The)‡‡	110,200	324,420
Nisshin Seifun Group, Inc.‡‡	19,500	242,705
Nisshin Steel Co., Ltd.	17,000	32,309
Nitto Denko Corporation‡‡	17,100	863,443
NKSJ Holdings, Inc.	265,000	1,741,320
Nomura Research Institute, Ltd.	44,000	959,195
NTN Corporation	16,000	90,628
NTT Data Corporation‡‡	8	26,443
NTT DoCoMo, Inc.‡‡	306	543,544
OJI Paper Co., Ltd.‡‡	11,000	52,605
Olympus Corporation	55,500	1,862,065
Omron Corporation‡‡	2,000	55,351
Ono Pharmaceutical Co., Ltd.	1,400	74,778
ORIX Corporation‡‡	1,590	153,855
Osaka Gas Co., Ltd.‡‡	77,000	291,721
Otsuka Corporation	4,600	285,411
Pacific Metals Co., Ltd.	26,000	191,193
Rakuten, Inc.	3,240	3,344,438
Rengo Co., Ltd.‡‡	4,000	26,383
Rinnai Corporation	2,000	144,090
Rohm Co., Ltd.	13,900	793,373
Ryohin Keikaku Co., Ltd.Δ	19,300	921,787
Sanrio Co., Ltd.Δ	57,100	2,220,024
SBI Holdings, Inc.	176	16,243
Seino Holdings Corporation‡‡	24,000	172,014
Sekisui Chemical Co., Ltd.‡‡	61,000	519,036
Sekisui House, Ltd.‡‡	8,000	74,132
Seven & I Holdings Co., Ltd.‡‡	296,200	7,936,195
Shimadzu Corporation	36,000	328,228
Shimamura Co., Ltd.	13,700	1,303,546
Shimizu Corporation	46,000	190,845
Shin-Etsu Chemical Co., Ltd.	130,400	6,956,934
Showa Shell Sekiyu KK	21,300	196,847
SMC Corporation	13,400	2,403,528
Softbank Corporation‡‡	10,700	402,720
Sojitz Corporation‡‡	63,300	117,943
Sony Corporation‡‡	16,500	433,892
Sumitomo Corporation‡‡	19,900	269,190
Sumitomo Heavy Industries, Ltd.‡‡	49,000	339,631
Sumitomo Metal Industries, Ltd.	18,000	40,246
Sumitomo Metal Mining Co., Ltd.	10,000	163,344
Sumitomo Mitsui Financial Group, Inc.‡‡	37,700	1,155,749
Sumitomo Realty & Development Co., Ltd.‡‡	5,000	111,111
T&D Holdings, Inc.	1,500	35,495
Taisei Corporation	156,000	356,549
Taisho Pharmaceutical Co., Ltd.	3,000	67,449
Takeda Pharmaceutical Co., Ltd.‡‡	157,300	7,258,798
TDK Corporation‡‡	300	16,434
Teijin, Ltd.	48,000	210,471
Tohoku Electric Power Co., Inc.	2,300	33,169
Tokai Rika Co., Ltd.‡‡	8,300	159,804
Tokio Marine Holdings, Inc.‡‡	165,200	4,606,844
Tokuyama Corporation	63,000	316,154
Tokyo Electric Power Co., Inc. (The)	8,900	36,040
Tokyo Electron, Ltd.	42,200	2,290,715
Tokyo Gas Co., Ltd.	30,000	135,271
Tokyu Land Corporation	5,000	21,117
TonenGeneral Sekiyu KK	22,000	269,996
Toshiba Corporation	15,300	80,201
Tosoh Corporation	8,000	31,998
Toyo Seikan Kaisha, Ltd.	5,000	83,659
Toyota Auto Body Co., Ltd.	14,900	243,938
Toyota Motor Corporation‡‡	130,540	5,350,997
Trend Micro, Inc.	29,000	896,603
Ube Industries, Ltd.	177,000	529,868
UNY Co., Ltd.	33,900	313,713
USS Co., Ltd.‡‡	4,040	312,641
West Japan Railway Co.‡‡	4,000	156,015
Yamada Denki Co., Ltd.‡‡	18,630	1,511,135
Yamaguchi Financial Group, Inc.	14,000	130,253
Yamaha Corporation	7,900	89,593
Yamaha Motor Co., Ltd.	91,100	1,665,725
Yamatake Corporation	15,600	346,667
Yamato Holdings Co., Ltd.‡‡	5,200	81,451

		165,719,919

Jersey — 0.0%
Randgold Resources, Ltd.	484	40,821

Kazakhstan — 0.1%
KazakhGold Group, Ltd. GDR*	28,367	96,731
Kazkommerstsbank JSC GDR*	40,200	221,100
Kazkommertsbank ADR 144A*	100,323	551,777

		869,608

Kenya — 0.1%
Safaricom, Ltd.	24,971,300	1,104,244

Lebanon — 0.0%
Solidere GDR 144A	31,199	545,047
Solidere GDR	12,200	213,622

		758,669

Luxembourg — 0.1%
Millicom International Cellular SA ADR‡‡	858	89,528
Oriflame Cosmetics SA ADR	16,100	792,375

		881,903

Malaysia — 0.5%
AirAsia Bhd	1,063,265	1,239,507
Axiata Group Bhd	906,500	1,504,079
CIMB Group Holdings Bhd	683,596	2,021,696
Faber Group Bhd	364,300	252,157
KLCC Property Holdings Bhd	449,700	498,922
Lafarge Malayan Cement Bhd	161,680	398,912
Petronas Chemicals Group Bhd*	111,100	260,871

See Notes to Financial Statements.

	Shares	Value
RHB Capital Bhd	320,847	$973,326

		7,149,470

Mexico — 0.9%
America Movil SAB de CV ADR Series LΔ	73,976	3,985,827
Cemex SAB de CV ADRΔ*	171,065	1,471,159
Corporacion Moctezuma SAB de CV	174,707	444,657
Genomma Lab Internacional SAB de CV*	403,014	1,025,735
Gruma SAB de CV*	466,400	967,974
Grupo Financiero Banorte SAB de CV	186,379	846,215
Grupo Financiero Inbursa SA	302,943	1,552,167
Industrias Bachoco SAB de CV ADR	21,095	508,390
Megacable Holdings SAB de CV*	178,995	408,485
Wal-Mart de Mexico SAB de CV	265,300	787,392

		11,998,001

Netherlands — 4.5%
ASML Holding NV	56,016	2,063,294
Corio NV REIT	363	24,057
Delta Lloyd NV	33,411	794,116
European Aeronautic Defence and Space Co., NV	40,400	1,352,174
ING Groep NV*‡‡	1,087,936	13,392,918
Koninklijke Ahold NV‡‡	645,187	8,669,484
Koninklijke BAM Groep NV	50,600	316,699
Koninklijke Boskalis Westminster NV	9	425
Koninklijke DSM NV‡‡	8,327	540,437
PostNL NV	47,396	402,218
Randstad Holding NV	91,500	4,229,477
Reed Elsevier NV	523,668	7,028,260
Royal Dutch Shell PLC Class AΔ‡‡	301,051	10,692,129
Royal Dutch Shell PLC Class B‡‡	184,656	6,591,152
Royal KPN NV	83,500	1,214,515
SBM Offshore NV	112,699	2,980,988
TNT Express NV*	47,396	491,569
Unilever NV‡‡	22,412	734,684

		61,518,596

New Zealand — 0.0%
Telecom Corporation of New Zealand, Ltd.	293,157	596,272

Nigeria — 0.3%
First Bank of Nigeria PLC	9,297,300	762,074
First City Monument Bank PLC	8,010,291	375,565
Guaranty Trust Bank PLC	3,924,301	400,922
Guaranty Trust Bank PLC ADR	84,085	420,425
United Bank for Africa PLC	10,716,911	396,350
Zenith Bank PLC	13,165,109	1,265,576

		3,620,912

Norway — 0.5%
Telenor ASAΔ	117,291	1,920,736
TGS Nopec Geophysical Co ASA	63,258	1,773,989
Yara International ASA	45,650	2,569,698

		6,264,423

Panama — 0.1%
Copa Holdings SA Class AΔ	19,166	1,279,139

Peru — 0.1%
Credicorp, Ltd.	14,300	1,231,230

Philippines — 0.1%
International Container Terminal Services, Inc.	790,126	915,295
Philippine Long Distance Telephone Co. ADRΔ	11,044	596,818

		1,512,113

Poland — 0.2%
KGHM Polska Miedz SA	32,220	2,314,183

Russia — 1.8%
Federal Hydrogenerating Co. JSC*	438,970	2,123,803
Gazprom OAO ADRΔ	135,649	1,974,764
Global Ports Investment, Ltd. 144A*	19,539	340,956
LSR Group OJSC GDR	66,200	522,980
Lukoil OAO ADR	4,268	272,085
Magnit OJSC@	16,379	2,205,255
Mail.ru Group, Ltd. GDR*	1,364	45,312
NOMOS-BANK GDR 144A*	21,208	369,655
NOMOS-BANK GDR *	11,400	203,490
NovaTek OAO GDR	27,819	3,686,900
Novorossiysk Commercial Sea Port ADR 144A	10,302	92,512
Novorossiysk Commercial Sea Port GDR	68,934	619,027
Polyus Gold OJSC ADRΔ	61,985	1,946,329
Raspadskaya	231,072	1,421,093
Sberbank of Russia	1,851,647	6,814,061
WGC-3 OJSC	10,343,800	496,502
X5 Retail Group NV GDR*	43,944	1,718,210

		24,852,934

Singapore — 1.5%
Ascendas Real Estate
Investment Trust REIT+‡‡	30,000	49,825
CapitaLand, Ltd.	78,000	184,792
CapitaMall Trust REIT‡‡	33,000	50,240
City Developments, Ltd.	6,000	50,802
Cosco Corporation Singapore, Ltd.	140,000	222,258
DBS Group Holdings, Ltd.	31,000	369,991
Golden Agri-Resources, Ltd.	428,300	237,111
Jardine Cycle & Carriage, Ltd.‡‡	2,000	70,015
Keppel Corporation, Ltd.	470,100	4,240,583
Neptune Orient Lines, Ltd.	31,000	38,614
Oversea-Chinese Banking Corporation, Ltd.‡‡	55,000	419,116
SembCorp Industries, Ltd.‡‡	514,300	2,089,357
SembCorp Marine, Ltd.	21,000	90,613
Singapore Airlines, Ltd.	18,000	207,799
Singapore Exchange, Ltd.‡‡	200,000	1,226,085
Singapore Press Holdings, Ltd.	28,000	88,903
Singapore Technologies Engineering, Ltd.‡‡	26,000	63,714
Singapore Telecommunications, Ltd.‡‡	2,403,700	6,183,906
StarHub, Ltd.‡‡	3,000	6,815

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
United Overseas Bank, Ltd.‡‡	254,417	$4,076,306
UOL Group, Ltd.‡‡	3,186	12,917

		19,979,762

Slovenia — 0.0%
Krka dd Novo mesto	7,500	652,571

South Africa — 1.7%
AngloGold Ashanti, Ltd. ADRΔ	58,533	2,463,654
Bidvest Group, Ltd.	93,414	2,079,151
Exxaro Resources, Ltd.	74,970	1,978,748
Gold Fields, Ltd. ADR	171,698	2,505,074
Impala Platinum Holdings, Ltd.	46,200	1,244,813
MTN Group, Ltd.	307,674	6,547,707
MTN Group, Ltd. ADR	23,800	509,320
Murray & Roberts Holdings, Ltd.	159,824	709,089
Omnia Holdings, Ltd.	44,400	520,839
Pick’n Pay Stores, Ltd.Δ	117,631	721,951
Royal Bafokeng Platinum, Ltd.*	14,696	145,617
Sasol, Ltd.	27,655	1,455,918
Standard Bank Group, Ltd.	116,030	1,715,448

		22,597,329

South Korea — 2.3%
Celltrion, Inc.Δ	55,740	2,307,599
Hyundai Department Store Co., Ltd.	6,460	1,049,792
Hyundai Heavy Industries Co., Ltd.	2,480	1,030,188
Hyundai Hysco	27,440	1,313,337
Kia Motors Corporation	28,500	1,929,986
KIWOOM Securities Co., Ltd.	6,828	358,779
Korea Electric Power Corporation	140,136	3,721,122
Korea Zinc Co, Ltd.	1,989	762,886
KT Corporation ADRΔ	55,462	1,078,181
KTB Investment & Securities Co., Ltd.*	35,429	96,234
LG Chem, Ltd.	5,360	2,449,941
MegaStudy Co., Ltd.	3,107	417,313
Mirae Asset Securities Co., Ltd.	12,190	512,079
Samsung Electronics Co., Ltd.	9,017	6,976,108
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	5,207	1,365,578
Samsung Fire & Marine Insurance Co., Ltd.	9,720	2,257,819
Shinhan Financial Group Co., Ltd.	48,511	2,312,752
SK Telecom Co., Ltd. ADRΔ	48,255	902,368

		30,842,062

Spain — 3.4%
Amadeus IT Holding SA*	169,000	3,507,048
Banco Bilbao Vizcaya Argentaria SA‡‡	308,650	3,621,014
Banco Espanol de Credito SA‡‡	8,518	65,838
Banco Santander SA‡‡	1,248,154	14,413,194
Bolsas y Mercados Espanoles SA‡‡	1,314	39,111
Endesa SA‡‡	42,532	1,416,130
Iberdrola SA	834,189	7,423,965
Inditex SA‡‡	62,515	5,696,863
Prosegur Cia de Seguridad SA	4,500	239,298
Repsol YPF SA‡‡	68,866	2,390,806
Telefonica SA‡‡	308,222	7,535,925

		46,349,192

Sri Lanka — 0.0%
Dialog Axiata PLC	2,452,710	199,353

Sweden — 1.7%
Alfa Laval AB	85,400	1,840,261
Assa Abloy AB Class B	29,058	780,981
Atlas Copco AB Class A	343,140	9,032,570
Boliden AB‡‡	80,087	1,478,872
Getinge AB	8,885	238,518
Investor AB‡‡	3,383	77,552
JM AB	17,200	405,853
Lundin Petroleum AB*	27,639	375,791
NCC AB	19,639	446,793
Sandvik AB‡‡	157,371	2,759,192
Scania AB‡‡	43,492	1,008,707
Svenska Handelsbanken AB	77,000	2,375,055
Swedbank AB‡‡	6,058	101,809
Tele2 AB‡‡	45,782	904,754
Trelleborg AB	37,400	415,674
Volvo AB Class B‡‡	26,390	461,028

		22,703,410

Switzerland — 6.6%
ABB, Ltd.‡‡	212,991	5,522,693
Actelion, Ltd.*	7,900	389,104
Cie Financiere Richemont SA‡‡	98,617	6,457,170
Clariant AG‡‡	16,908	323,178
Credit Suisse Group AG	56,213	2,186,340
Ferrexpo PLC	20,100	151,491
Galenica AG	300	191,971
Geberit AG	7,300	1,729,599
Glencore International PLC*	10,000	78,803
Julius Baer Group, Ltd.	250,375	6,936,248
Kuehne + Nagel International AG	2,400	364,246
Nestle SA‡‡	213,632	13,276,565
Novartis AG‡‡	197,957	12,125,823
Orascom Development Holding AGΔ	10,515	346,435
Panalpina Welttransport Holding AG	2,207	303,192
Roche Holding AG‡‡	26,573	4,447,007
Schindler Holding AG‡‡	1,099	133,592
STMicroelectronics NV‡‡	7,032	70,067
Sulzer AG‡‡	2,898	471,539
Swatch Group AG (The)	7,490	3,775,512
Swiss Life Holding AG	6,544	1,073,348
Syngenta AG	12,256	4,137,083
Synthes, Inc. 144A	16,900	2,972,953
Transocean, Ltd.	4,575	297,654
UBS AG‡‡	493,256	8,993,892
Wolseley PLC‡‡	39,251	1,280,081
Xstrata PLC‡‡	195,549	4,304,419
Zurich Financial Services AG‡‡	28,203	7,131,677

		89,471,682

Taiwan — 1.6%
Catcher Technology Co., Ltd.	266,000	1,676,188
Cathay Financial Holding Co., Ltd.	904,200	1,399,262
Chroma ATE, Inc.	89,345	284,301
HTC Corporation	66,250	2,228,054
MediaTek, Inc.	106,719	1,159,202

See Notes to Financial Statements.

	Shares	Value
Richtek Technology Corporation	43,100	$295,601
Taiwan Semiconductor Manufacturing Co., Ltd.	3,624,011	9,109,391
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	437,800	5,520,658

		21,672,657

Thailand — 0.6%
Bank of Ayudhya PCL ADR	1,454,348	1,349,029
Central Pattana PCL@	519,057	494,139
Central Pattana PCL ADR	195,800	186,400
Charoen Pokphand Foods PCL	4,008,100	3,848,298
CP ALL PCL@	532,499	766,903
Siam Commercial Bank PCL@	350,326	1,265,620

		7,910,389

Turkey — 0.6%
Akfen Holding AS*	43,000	317,930
Coca-Cola Icecek AS	69,453	1,024,892
Turkcell Iletisim Hizmet AS	271,784	1,460,232
Türkiye Garanti Bankasi AS	917,158	4,159,140
Yapi ve Kredi Bankasi AS*	338,531	851,020

		7,813,214

United Kingdom — 14.2%
Admiral Group PLC	2,551	68,005
Aegis Group PLC	249,000	639,414
Amlin PLC‡‡	22,196	144,667
Anglo American PLC‡‡	234,764	11,626,949
ARM Holdings PLC	342,930	3,236,279
Associated British Foods PLC	7,361	127,946
AstraZeneca PLC‡‡	63,526	3,168,806
Autonomy Corporation PLC*	67,081	1,837,791
Aviva PLC‡‡	631,187	4,447,190
Barclays PLC‡‡	66,421	273,383
Berkeley Group Holdings PLC*	9,900	204,651
BG Group PLC	505,703	11,476,463
BHP Billiton PLC‡‡	363,999	14,324,642
BP PLC‡‡	1,116,983	8,222,258
British Land Co. PLC‡‡	187,201	1,829,737
British Sky Broadcasting Group PLC	16,280	221,179
Britvic PLC	611,878	3,874,137
BT Group PLC‡‡	430,691	1,392,849
Burberry Group PLC‡‡	29,971	697,481
Cairn Energy PLC*	19,660	130,884
Capital Shopping Centres Group PLC REIT	3,152	20,210
Centrica PLC‡‡	50,998	264,620
Compass Group PLC	1,075,779	10,376,734
Cookson Group PLC	44,500	480,303
Croda International PLC	1,382	41,855
Daily Mail & General Trust PLC	34,700	258,634
Drax Group PLC‡‡	36,168	292,272
Electrocomponents PLC	18,300	80,064
Eurasian Natural Resources Corporation PLC	49,106	615,923
GKN PLC	262,060	974,939
GlaxoSmithKline PLC‡‡	530,459	11,357,187
Hammerson PLC REIT‡‡	6,134	47,393
Hays PLC	63,300	104,641
HSBC Holdings PLC‡‡	1,118,328	11,099,459
IMI PLC‡‡	27,453	463,961
Inchcape PLC	82,436	552,907
Intermediate Capital Group PLC	107,471	556,613
International Power PLC‡‡	2,682	13,848
Investec PLC‡‡	12,523	101,399
ITV PLC*	384,994	441,797
J Sainsbury PLC	88,346	467,061
John Wood Group PLC	10,000	103,921
Kesa Electricals PLC‡‡	288,647	637,917
Kingfisher PLC‡‡	66,957	287,141
Land Securities Group PLC REIT‡‡	10,536	144,156
Legal & General Group PLC‡‡	424,338	804,994
Lloyds Banking Group PLC*‡‡	2,014,596	1,584,336
Meggitt PLC	292,900	1,793,399
Michael Page International PLC	22,272	191,239
Misys PLC	62,042	418,214
Mondi PLC‡‡	97,418	970,162
National Grid PLC	34,800	342,096
Pearson PLC	90,100	1,700,573
Persimmon PLC‡‡	93,154	721,077
Prudential PLC	510,037	5,893,826
Reckitt Benckiser Group PLC	88,300	4,875,086
Reed Elsevier PLC	17,027	154,674
Rentokil Initial PLC*	228,958	349,278
Rexam PLC	275,993	1,695,638
Rio Tinto PLC‡‡	61,267	4,415,546
Rolls-Royce Group PLC‡‡	35,976,480	57,741
Rolls-Royce Holdings PLC‡‡	503,328	5,210,434
Rotork PLC	66,100	1,788,637
Royal Bank of Scotland Group PLC*‡‡	1,469,344	906,976
RSA Insurance Group PLC	43,200	93,532
Sage Group PLC (The)‡‡	50,357	233,491
Scottish & Southern Energy PLC	52,693	1,178,059
Severn Trent PLC	2,552	60,291
Smith & Nephew PLC	165,515	1,766,535
Smiths Group PLC	5,400	104,088
Spirax-Sarco Engineering PLC	45,400	1,458,029
Stagecoach Group PLC‡‡	25,414	104,133
Standard Chartered PLC	378,300	9,945,197
Tate & Lyle PLC‡‡	152,664	1,509,317
Tesco PLC‡‡	1,469,564	9,481,514
TUI Travel PLC	378,502	1,363,183
Tullow Oil PLC	187,557	3,732,657
Unilever PLC‡‡	248,491	8,000,271
Vodafone Group PLC‡‡	3,615,883	9,592,910
WH Smith PLC	6,114	48,072
WM Morrison Supermarkets PLC	625,653	2,989,341

		193,264,212

Total Foreign Common Stocks (Cost $1,141,664,624)		1,285,220,636

FOREIGN PREFERRED STOCKS — 0.7%
Belgium — 0.0%
Fortis*	106,120	154

Brazil — 0.2%
Ultrapar Participacoes SA	115,268	2,048,848

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	162,619

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Embotelladora Andina SA Class B	22,900	$109,269

		271,888

Germany — 0.2%
Hugo Boss AG	500	50,763
Porsche Automobil Holding SE	33,082	2,624,185
ProSiebenSat.1 Media AG	6,400	181,444
Volkswagen AG‡‡	2,052	423,594

		3,279,986

South Korea — 0.3%
LG Electronics, Inc.Δ	82,710	2,382,178
Samsung Electronics Co., Ltd.	3,019	1,583,515

		3,965,693

Total Foreign Preferred Stocks (Cost $7,958,442)		9,566,569

MONEY MARKET FUNDS — 6.9%
GuideStone Money Market Fund (GS4 Class)¥	36,664,324	36,664,324
Northern Institutional Liquid Assets Portfolio§	56,992,898	56,992,898

Total Money Market Funds (Cost $93,657,222)		93,657,222

TOTAL INVESTMENTS — 102.0% (Cost $1,243,391,471)		1,388,552,127

SECURITIES SOLD SHORT — (1.7)%
Australia — (0.1)%
Amcor, Ltd.	(9,524)	(73,548)
Asciano Group	(16,445)	(28,926)
Billabong International, Ltd.	(24,994)	(161,111)
BlueScope Steel, Ltd.	(69,057)	(89,251)
Bradken, Ltd.	(8,877)	(75,787)
Cochlear, Ltd.	(1,231)	(95,062)
ConnectEast Group	(111,654)	(55,087)
David Jones, Ltd.	(5,185)	(22,578)
Energy Resources of Australia, Ltd.	(3,374)	(14,837)
Incitec Pivot, Ltd.	(2,672)	(11,062)
Insurance Australia Group, Ltd.	(17,586)	(64,130)
JB Hi-Fi, Ltd.	(1,542)	(28,232)
Macquarie Group, Ltd.	(1,242)	(41,628)
Onesteel Ltd	(79,261)	(157,271)
Perpetual, Ltd.	(4,493)	(120,137)
Primary Health Care, Ltd.	(85)	(313)
QBE Insurance Group, Ltd.	(2,848)	(52,692)
Seek, Ltd.	(36,627)	(252,990)
Seven West Media, Ltd.	(3,275)	(14,226)
Sims Metal Management, Ltd.	(1,051)	(19,896)
Toll Holdings, Ltd.	(20,115)	(104,635)
Transfield Services, Ltd.	(63,828)	(229,336)
WorleyParsons, Ltd.	(2,765)	(83,748)

		(1,796,483)

Belgium — 0.0%
Dexia SA*	(16,388)	(51,024)

Denmark — (0.1)%
D/S Norden	(2,851)	(98,167)
FLSmidth & Co. A/S	(2,743)	(232,948)
Tryg A/S	(9,696)	(559,319)
Vestas Wind Systems A/S*	(7,036)	(163,472)
William Demant Holding A/S*	(3,050)	(275,267)

		(1,329,173)

Finland — (0.1)%
Konecranes OYJ	(1,661)	(67,492)
Outokumpu OYJ	(33,533)	(444,218)
Rautaruukki OYJ	(14,249)	(321,934)
YIT OYJ	(4,951)	(123,779)

		(957,423)

France — (0.2)%
Air France-KLM*	(286)	(4,390)
Alcatel-Lucent*	(30,943)	(178,951)
EDF SA	(6,386)	(251,012)
Eiffage SA	(7,634)	(505,147)
Iliad SA	(1,325)	(177,793)
Neopost SA	(2,999)	(257,636)
PagesJaunes Groupe	(8,076)	(72,623)
Vallourec SA	(7,209)	(878,047)

		(2,325,599)

Germany — (0.1)%
Commerzbank AG	(47,077)	(202,691)
Hamburger Hafen und Logistik AG	(15,437)	(670,687)
Puma AG Rudolf Dassler Sport	(689)	(217,966)
SGL Carbon SE*	(4,284)	(242,287)

		(1,333,631)

Ireland — 0.0%
Charter International PLC	(18,252)	(232,006)
James Hardie Industries SE ADR*	(30,130)	(189,371)
United Business Media, Ltd.	(4,043)	(36,110)

		(457,487)

Italy — (0.1)%
A2A SpA	(324,083)	(504,749)
Banca Carige SpA	(25,954)	(58,827)
Buzzi Unicem SpA	(24,559)	(342,077)
Mediolanum SpA	(36,849)	(170,143)

		(1,075,796)

Japan — (0.4)%
ABC-Mart, Inc.	(4,100)	(166,027)
Advantest Corporation	(6,800)	(124,335)
Aeon Credit Service Co., Ltd.	(4,500)	(61,375)
Bank of Kyoto, Ltd. (The)	(9,000)	(82,616)
Chiyoda Corporation	(14,000)	(160,512)
Disco Corporation	(2,800)	(176,685)
Don Quijote Co., Ltd.	(2,400)	(83,264)
Dowa Holdings Co., Ltd.	(6,000)	(36,967)
Fast Retailing Co., Ltd.	(600)	(96,665)
Furukawa Electric Co, Ltd.	(62,000)	(257,226)
GS Yuasa Corporation	(25,000)	(166,139)
Hirose Electric Co., Ltd.	(1,000)	(102,105)
Hiroshima Bank, Ltd. (The)	(5,000)	(21,738)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(55,307)
Hitachi Construction Machinery Co., Ltd.	(3,000)	(66,853)
Isetan Mitsukoshi Holdings, Ltd.	(3,500)	(34,128)
Jafco Co., Ltd.	(4,900)	(122,219)
Kintetsu Corporation	(30,000)	(96,143)
Mabuchi Motor Co., Ltd.	(700)	(35,215)
Matsui Securities Co., Ltd.	(21,500)	(103,087)
MS&AD Insurance Group Holdings, Inc.	(4,500)	(104,863)
NGK Insulators, Ltd.	(19,000)	(352,127)

See Notes to Financial Statements.

	Shares	Value
Nidec Corporation	(2,200)	$(203,317)
Nippon Sheet Glass Co., Ltd.	(30,000)	(92,789)
Nissha Printing Co., Ltd.	(1,300)	(23,754)
Nitori Holdings Co., Ltd.	(550)	(52,127)
NOK Corporation	(100)	(1,706)
NSK, Ltd.	(6,000)	(59,549)
Olympus Corporation	(2,900)	(97,297)
OSAKA Titanium Technologies Co.	(1,200)	(87,349)
Rakuten, Inc.	(369)	(380,894)
Seven Bank, Ltd.	(18)	(35,931)
Shimadzu Corporation	(10,000)	(91,174)
Shinko Electric Industries Co., Ltd.	(11,000)	(103,025)
Shiseido Co., Ltd.	(1,800)	(33,516)
Sumco Corporation	(5,900)	(99,085)
Sumitomo Chemical Co., Ltd.	(3,000)	(14,906)
Suruga Bank, Ltd.	(3,000)	(26,048)
Taiyo Nippon Sanso Corporation	(21,000)	(166,685)
THK Co., Ltd.	(200)	(5,068)
Tokyo Broadcasting System, Inc.	(10,800)	(129,994)
Toyota Boshoku Corporation	(4,300)	(71,092)
Trend Micro, Inc.	(1,100)	(34,009)
Tsumura & Co.	(6,900)	(220,272)
Ushio, Inc.	(3,600)	(70,788)
Yakult Honsha Co., Ltd.	(5,000)	(144,215)
Yaskawa Electric Corporation	(11,000)	(122,700)

		(4,872,886)

Luxembourg — 0.0%
Oriflame Cosmetics SA ADR	(11,611)	(571,445)

Netherlands — 0.0%
Koninklijke Boskalis Westminster NV	(9)	(426)
Koninklijke Vopak NV	(1,679)	(82,272)
SBM Offshore NV	(12,538)	(331,641)

		(414,339)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(3,551)	(25,327)

Spain — 0.0%
Acerinox SA	(4,905)	(89,482)
Gestevision Telecinco SA	(42,894)	(372,658)
Grifols SA	(2,193)	(44,014)
Zardoya Otis SA	(2,722)	(40,105)

		(546,259)

Sweden — (0.1)%
Hexagon AB	(7,605)	(187,324)
Meda AB	(23,081)	(251,055)
SSAB AB	(20,221)	(302,266)
Trelleborg AB	(11,853)	(131,738)

		(872,383)

Switzerland — (0.1)%
Nobel Biocare Holding AG	(21,924)	(446,955)
Sonova Holding AG	(3,667)	(342,384)
Swiss Re, Ltd.*	(1,299)	(72,942)
Swiss Reinsurance Co., Ltd.	(587)	(32,794)
Temenos Group AG*	(1,960)	(60,379)

		(955,454)

United Kingdom — (0.4)%
Aegis Group PLC	(44,344)	(113,872)
Aggreko PLC	(1,778)	(55,046)
Antofagasta PLC	(13,646)	(305,303)
ARM Holdings PLC	(21,692)	(204,710)
Berkeley Group Holdings PLC*	(8,503)	(175,773)
Britvic PLC	(5,267)	(33,348)
Bunzl PLC	(3,984)	(49,874)
Capita Group PLC (The)	(46,534)	(534,371)
Chemring Group PLC	(10,985)	(112,835)
Cobham PLC	(94,680)	(321,542)
Cookson Group PLC	(1,688)	(18,219)
Dixons Retail PLC*	(10,002)	(2,702)
easyJet PLC*	(22,496)	(129,653)
Firstgroup PLC	(13,350)	(73,042)
Invensys PLC	(48,743)	(251,824)
Lonmin PLC	(13,390)	(312,255)
Man Group PLC	(64,118)	(243,889)
Marks & Spencer Group PLC	(22,627)	(131,244)
Next PLC	(12,221)	(456,029)
Pennon Group PLC	(25,179)	(282,070)
Petrofac, Ltd.	(3,008)	(73,091)
Provident Financial PLC	(5,561)	(85,949)
Prudential PLC	(11,697)	(135,167)
Standard Life PLC	(67,618)	(228,443)
Thomas Cook Group PLC	(113,072)	(241,363)
Travis Perkins PLC	(7,095)	(112,676)
Weir Group PLC (The)	(2,330)	(79,540)

		(4,763,830)

Total Securities Sold Short (Cost $(21,118,439))		(22,348,539)

Liabilities in Excess of Other Assets — (0.3)%		(4,338,644)

NET ASSETS — 100.0%		$1,361,864,944

Please see abbreviation and footnote definitions beginning on page 130.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
United Kingdom	14.2
Japan	12.2
France	7.9
Germany	7.5
Switzerland	6.6
Netherlands	4.5
Australia	3.9
China	3.4
Spain	3.4
Brazil	2.9
Canada	2.5
South Korea	2.3
Hong Kong	2.2
Italy	1.9
Russia	1.8
South Africa	1.7
Sweden	1.7
India	1.6
Taiwan	1.6
Singapore	1.5
Indonesia	1.0
Denmark	0.9
Mexico	0.9
Thailand	0.6
Turkey	0.6
Finland	0.5
Ireland	0.5
Malaysia	0.5
Norway	0.5
Egypt	0.4
Hungary	0.4
Israel	0.4
Nigeria	0.3
Argentina	0.2
Bermuda	0.2
Greece	0.2
Poland	0.2
Belgium	0.1
Colombia	0.1
Kazakhstan	0.1
Kenya	0.1
Luxembourg	0.1
Panama	0.1
Peru	0.1
Philippines	0.1
Austria	—	**
Chile	—	**
Estonia	—	**
Guernsey	—	**
Jersey	—	**
Lebanon	—	**
New Zealand	—	**
Slovenia	—	**
Sri Lanka	—	**

Total Foreign Common Stocks	94.4

Total Money Market Funds	6.9

Total Foreign Preferred Stocks	0.7

Total Futures Contracts	4.6

Total Forward Foreign Currency Contracts	1.0

Total Foreign Bonds	—	**

Total Securities Sold Short	(1.7)

Total Investments	105.9

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Bond	$107,700	$—	$107,700	$—
Foreign Common Stocks	1,285,220,636	1,285,162,895	—	57,741
Foreign Preferred Stocks	9,566,569	9,566,569	—	—
Money Market Funds	93,657,222	93,657,222	—	—

Total Assets — Investments in Securities	$1,388,552,127	$1,388,386,686	$107,700	$57,741

Other Financial Instruments***
Futures Contracts	$2,148,497	$2,148,497	$—	$—

Total Assets — Other Financial Instruments	$2,148,497	$2,148,497	$—	$—

Liabilities:
Securities Sold Short	$(22,348,539)	$(22,348,539)	$—	$—

Total Liabilities — Investments in Securities	$(22,348,539)	$(22,348,539)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(238,647)	$—	$(238,647)	$—

Total Liabilities — Other Financial Instruments	$(238,647)	$—	$(238,647)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Foreign Common Stocks
Balance, 12/31/10	$212,441	$212,441
Accrued discounts/premiums	—	—
Realized gain (loss)(1)	48,732	48,732
Change in unrealizedappreciation (depreciation)(2)	(77,762)	(77,762)
Purchases	59,027	59,027
Sales	(184,697)	(184,697)
Transfers in and/or out of Level 3	—	—

Balance, 06/30/11	$57,741	$57,741

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net Realized Gain (loss) from Investment securities and securities sold short.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities and securities sold short.

Level 1 - 2 Transfers

The Fund had common stocks valued at $511,892,106 as of December 31, 2010 that were either sold or transferred from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair valued at December 31, 2010 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of June 30, 2011 is $332,322,707.

The Fund had common stocks valued at $4,690,585 as of December 31, 2010 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices December 31, 2010 that are now being fair valued. The value of the securities that were transferred to Level 2 as of June 30, 2011 is $0.

See Notes to Financial Statements.

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AMBAC	—	American Municipal Bond Assurance Corporation
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NATL-RE	—	National Public Finance Guarantee Corporation
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2011, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$141,249,328	18.95%
Medium-Duration Bond	146,805,586	16.71
Extended-Duration Bond	33,151,448	8.42
Global Bond	19,661,801	11.17
Small Cap Equity	2,671,355	0.53
International Equity	6,626,297	0.49

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of June 30, 2011.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of June 30, 2011, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond	$194,552	0.02%
Global Bond	9,075	0.01
Equity Index	—	—
Value Equity	1,209	0.00
Small Cap Equity	820,325	0.16
International Equity	49,825	0.00

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in SouthAfrican Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MFG	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MLCS	—	Counterparty to contract is MF Global.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2011 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,425,297,058	$783,059,894	$1,028,033,820
Investments in repurchase agreements, at value	—	115,700,000	148,600,000
Investments in securities of affiliated issuers, at value	—	37,261,410	67,866,340

Total investments (1)(2)	1,425,297,058	936,021,304	1,244,500,160
Cash	1,003	798,109	734,283
Cash collateral for derivatives	—	1,030,000	—
Foreign currency (3)	—	1,556,759	1,063,481
Receivables:
Dividends and reclaims	—	370	602
Interest	475,828	4,385,089	5,866,936
Securities lending	1,387	6,973	6,104
Receivable from advisor	15,161	—	—
Investment securities sold	—	37,316,557	130,413,965
Maturities	—	81,710	96,020
Fund shares sold	5,120,754	5,298	184,621
Variation margin	—	162,083	194,880
Unrealized appreciation on foreign currency exchange contracts	—	546,232	557,165
Unrealized appreciation on swap agreements	—	1,698,026	871,279
Prepaid expenses and other assets	33,971	24,731	27,749

Total Assets	1,430,945,162	983,633,241	1,384,517,245

Liabilities
TBA sale commitments, at value (4)	—	18,059,844	10,637,656
Options written at value (5)	—	90,410	83,764
Unrealized depreciation on foreign currency exchange contracts	—	915,889	903,279
Unrealized depreciation on swap agreements	—	320,020	1,078,862
Collateral held for securities on loan at value	51,917,671	97,023,548	98,995,617
Collateral held for derivatives	—	2,620,000	1,020,000
Payables:
Investment securities purchased	—	118,523,576	392,149,756
Fund shares redeemed	5,183,308	307,644	631,265
Variation margin	—	81,064	272,147
Distributions	7,512	—	—
Securities lending	278	1,395	1,221
Accrued expenses:
Investment advisory fees	—	159,458	229,721
Shareholder servicing fees	242,711	121,216	127,588
Other expenses	38,690	45,706	66,403

Total Liabilities	57,390,170	238,269,770	506,197,279

Net Assets	$1,373,554,992	$745,363,471	$878,319,966

Net Assets Consist of:
Paid-in-capital	$1,373,542,313	$746,588,384	$885,444,022
Undistributed (distributions in excess of) net investment income	7,259	2,692,151	3,223,974
Accumulated net realized loss on investments, foreign currency transactions and derivative transactions	5,420	(2,523,054)	(6,721,020)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	(1,394,010)	(3,627,010)

Net Assets	$1,373,554,992	$745,363,471	$878,319,966

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$129,214,316	$131,961,883	$235,577,682

GS2 shares outstanding	129,209,084	15,076,812	32,061,154

Net asset value, offering and redemption price per GS2 share	$1.00	$8.75	$7.35

Net assets applicable to the GS4 Class	$1,244,340,676	$613,401,588	$642,742,284

GS4 shares outstanding	1,244,298,582	45,968,897	46,117,533

Net asset value, offering and redemption price per GS4 share	$1.00	$13.34	$13.94

(1) Investments in securities of unaffiliated issuers, at cost	$1,425,297,058	$784,533,910	$1,032,013,045
Investments in repurchase agreements, at cost	—	115,700,000	148,600,000
Investments in securities of affiliated issuers, at cost	—	37,261,410	67,866,340

Total investments at cost	$1,425,297,058	$937,495,320	$1,248,479,385

(2) Includes securities loaned of:	$44,137,504	$120,492,797	$83,989,194

(3) Foreign currency at cost	$—	$1,552,187	$1,042,251

(4) TBA sale commitments at cost	$—	$18,069,687	$10,750,508

(5) Premiums received on options written	$—	$176,278	$186,979

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2011 (Unaudited)

	Extended-Duration Bond fund	Inflation Protected Bond Fund	Global Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$422,646,755	$167,409,497	$186,522,387
Investments in securities of affiliated issuers, at value	10,951,116	14,275,070	18,586,528

Total investments (1)(2)	433,597,871	181,684,567	205,108,915
Cash	—	—	8,562
Cash collateral for derivatives	—	—	1,000,000
Foreign currency (3)	—	—	1,132,044
Receivables:
Dividends and reclaims	93	139	16,454
Interest	5,282,626	858,645	2,575,193
Securities lending	6,126	1,953	2,740
Investment securities sold	746,020	—	11,378
Deposits with brokers for securities sold short	—	—	—
Fund shares sold	88,037	5,806	175,852
Variation margin	—	32,820	44,362
Unrealized appreciation on foreign currency exchange contracts	—	—	556,316
Prepaid expenses and other assets	22,188	12,652	45,998

Total Assets	439,742,961	182,596,582	210,677,814

Liabilities
Securities sold short, at value (4)	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	185,508
Collateral held for securities on loan at value	45,361,796	51,391,241	28,691,757
Payables:
Investment securities purchased	51,427	765,546	5,689,642
Dividends on short sales	—	—	—
Fund shares redeemed	414,479	48,136	39,754
Variation margin	—	7,734	94
Securities lending	1,225	390	548
Accrued expenses:
Investment advisory fees	145,447	30,018	64,096
Shareholder servicing fees	65,232	25,215	34,802
Other expenses	34,586	7,965	26,421

Total Liabilities	46,074,192	52,276,245	34,732,622

Net Assets	$393,668,769	$130,320,337	$175,945,192

Net Assets Consist of:
Paid-in-capital	$359,942,362	$124,765,287	$173,735,915
Undistributed (distributions in excess of) net investment income	821,744	245,140	636,952
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	8,523,170	1,096,312	(10,843,495)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	24,381,493	4,213,598	12,415,820

Net Assets	$393,668,769	$130,320,337	$175,945,192

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$73,605,420	N/A	N/A

GS2 shares outstanding	10,858,690	N/A	N/A

Net asset value, offering and redemption price per GS2 share	$6.78	N/A	N/A

Net assets applicable to the GS4 Class	$320,063,349	$130,320,337	$175,945,192

GS4 shares outstanding	19,415,706	12,261,951	17,447,755

Net asset value, offering and redemption price per GS4 share	$16.48	$10.63	$10.08

(1) Investments in securities of unaffiliated issuers, at cost	$398,271,931	$163,228,475	$174,425,828
Investments in securities of affiliated issuers, at cost	10,951,116	14,275,070	18,586,528

Total investments at cost	$409,223,047	$177,503,545	$193,012,356

(2) Includes securities loaned of:	$43,715,470	$56,688,068	$32,045,209

(3) Foreign currency at cost	$—	$—	$1,122,134

(4) Securities Sold Short at proceeds	$—	$—	$—

(5) Net of ($60,151) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$374,141,126	$216,409,239	$1,286,776,103	$1,392,048,449	$722,176,521	$1,351,887,803
9,741,461	3,260,185	28,171,105	61,370,368	23,722,750	36,664,324

383,882,587	219,669,424	1,314,947,208	1,453,418,817	745,899,271	1,388,552,127
—	—	—	—	3,163	34,412,614
546,000	367,250	1,934,000	4,977,000	2,168,465	8,981,503
—	—	—	—	41,666	3,195,427

419,861	346,439	1,233,532	885,393	263,245	4,896,459
—	—	—	—	296,074	1,523
5,728	6,419	7,813	18,300	68,852	194,247
42,964	175,455	6,520,694	9,905,146	17,370,124	6,961,617
—	—	—	—	—	1,709,997
69,217	595,198	295,928	319,928	188,184	735,835
94,640	17,260	263,615	506,800	503,149	1,246,061
—	—	—	—	14,377	534,459
27,982	28,652	28,970	31,025	24,331	28,882

385,088,979	221,206,097	1,325,231,760	1,470,062,409	766,840,901	1,451,450,751

—	—	—	—	—	22,348,539
—	—	—	—	14,186	773,106
24,719,987	59,668,352	84,857,238	128,920,885	231,916,927	56,992,898

—	412,432	5,242,019	25,271,673	29,253,984	7,805,101
—	—	—	—	—	51,684
1,111	15,132	7,051	419,080	501,247	8,064
—	—	—	—	2,555	258,934
1,145	1,283	1,562	3,659	13,764	38,850

23,116	91,073	624,232	820,331	347,680	769,910
63,408	31,228	192,928	208,443	81,867	209,082
104,039	22,959	45,928	56,571	29,471	329,639

24,912,806	60,242,459	90,970,958	155,700,642	262,161,681	89,585,807

$360,176,173	$160,963,638	$1,234,260,802	$1,314,361,767	$504,679,220	$1,361,864,944

$282,291,112	$158,585,276	$1,309,734,632	$1,058,724,306	$440,613,222	$1,327,020,269
100,219	88,581	197,498	(941,070)	(4,831)	16,175,657
5,311,005	(27,386,532)	(153,609,449)	(69,694,277)	(24,695,103)	(127,353,109)
72,473,837	29,676,313	77,938,121	326,272,808	88,765,932	146,022,127	(5)

$360,176,173	$160,963,638	$1,234,260,802	$1,314,361,767	$504,679,220	$1,361,864,944

$61,073,271	N/A	$237,832,313	$224,735,141	$79,040,420	$271,721,734

6,912,679	N/A	31,609,318	17,834,151	7,392,096	25,037,699

$8.83	N/A	$7.52	$12.60	$10.69	$10.85

$299,102,902	$160,963,638	$996,428,489	$1,089,626,626	$425,638,800	$1,090,143,210

17,565,083	16,954,654	66,627,477	54,517,320	26,474,951	77,461,444

$17.03	$9.49	$14.96	$19.99	$16.08	$14.07

$301,977,725	$186,858,165	$1,209,874,395	$1,067,438,285	$636,135,652	$1,206,727,147
9,741,461	3,260,185	28,171,105	61,370,368	23,722,750	36,664,324

$311,719,186	$190,118,350	$1,238,045,500	$1,128,808,653	$659,858,402	$1,243,391,471

$25,634,525	$61,463,354	$90,241,251	$198,454,577	$230,038,444	$61,634,949

$—	$—	$—	$—	$41,024	$3,172,431

$—	$—	$—	$—	$—	$21,118,439

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2011 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Investment Income
Dividends	$—	$—	$90,000
Income distributions received from affiliated funds	—	2,165	4,206
Interest	1,977,597	7,995,453	13,546,486
Securities lending	16,943	48,836	57,961
Less foreign taxes withheld	—	—	(39)

Total Investment Income	1,994,540	8,046,454	13,698,614

Expenses
Investment advisory fees	1,012,807	1,240,432	1,802,531
Transfer agent fees:
GS2 shares	2,414	2,648	2,675
GS4 shares	19,954	13,853	14,524
Custodian fees	12,026	52,743	105,633
Shareholder servicing fees:
GS4 shares	1,232,619	617,204	648,375
Accounting and administration fees	138,337	120,741	179,390
Professional fees	27,609	30,622	33,175
Blue sky fees:
GS2 shares	1,015	760	744
GS4 shares	18,747	11,099	9,024
Shareholder reporting fees:
GS2 shares	—	(717)	—
GS4 shares	16,841	6,126	7,505
Trustee expenses	4,931	2,619	3,285
Line of credit facility fees	7,332	4,047	5,284
Dividend expense on securities sold short	—	—	—
Other expenses	22,081	22,783	34,428

Total expenses	2,516,713	2,124,960	2,846,573
Expenses waived/reimbursed net of amount recaptured(1)	(656,428)	(291,899)	(420,847)
Fees paid indirectly	—	—	—

Net expenses	1,860,285	1,833,061	2,425,726

Net Investment Income (Loss)	134,255	6,213,393	11,272,888

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities and securities sold short	5,420	1,256,591	1,681,111
Futures transactions	—	(559,699)	(347,923)
Swap agreements	—	(269,320)	634,483
Option contracts written	—	648,059	403,262
Option contracts purchased	—	—	(6,035)
Foreign currency transactions	—	(2,236,026)	(2,180,878)

Net realized gain (loss)	5,420	(1,160,395)	184,020

Net change in unrealized appreciation (depreciation) on:
Investment securities and securities sold short (net of estimated capital gains taxes of ($114,628) for International Equity)	—	4,293,143	12,707,134
Futures	—	(93,662)	336,105
Swap agreements	—	33,146	(746,257)
Option contracts written	—	(76,597)	122,564
Option contracts purchased	—	—	6,035
Foreign currency translation	—	(83,957)	497,801

Net change in unrealized appreciation (depreciation)	—	4,072,073	12,923,382

Net Realized and Unrealized Gain (Loss)	5,420	2,911,678	13,107,402

Net Increase (Decrease) in Net Assets Resulting from Operations	$139,675	$9,125,071	$24,380,290

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Extended-Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$4,339	$—	$112,312	$3,845,980	$1,315,217	$13,130,473	$5,246,955	$1,876,248	$28,728,540
484	631	917	457	194	1,718	2,626	1,363	2,127
12,175,257	2,989,596	4,920,569	522	(1,064)	1,694	3,789	726,374	(27,324)
40,742	12,717	23,034	33,815	35,176	54,457	130,486	218,291	953,620
—	—	(1,666)	—	(2,853)	(13,096)	(19,206)	(938)	(2,364,521)

12,220,822	3,002,944	5,055,166	3,880,774	1,346,670	13,175,246	5,364,650	2,821,338	27,292,442

952,814	185,985	398,596	314,410	612,155	3,910,133	5,455,812	2,282,843	6,212,807

2,634	—	—	2,637	—	2,917	2,680	2,694	2,723
13,953	9,561	5,877	14,072	15,112	14,951	15,210	15,862	17,645
14,307	10,115	32,645	8,779	14,352	21,530	34,204	74,746	707,949

342,001	121,548	176,040	356,988	157,371	1,032,925	1,113,157	435,520	1,091,219
60,015	17,122	53,712	55,664	20,287	135,211	137,669	83,996	312,575
29,842	24,451	29,223	35,317	31,242	35,318	27,909	27,908	29,593

4,745	—	—	889	—	812	815	808	804
7,636	4,433	9,171	6,348	13,855	11,875	11,371	11,309	11,614

—	—	—	—	—	(683)	(994)	(1,121)	(1,586)
6,206	2,188	2,087	6,790	6,072	9,392	9,082	10,156	13,246
1,567	356	642	1,451	468	4,468	4,616	1,671	4,746
2,463	810	1,003	2,326	625	7,057	7,415	2,648	7,596
—	—	—	—	—	—	—	—	399,379
11,270	8,002	12,592	11,334	8,606	19,398	20,625	13,822	152,185

1,449,453	384,571	721,588	817,005	880,145	5,205,304	6,839,571	2,962,862	8,962,495
(74,556)	(13,455)	(19,060)	(96,570)	(4,072)	(64,079)	(489,469)	(114,340)	(1,308,864)
—	—	—	—	—	(35,769)	(44,382)	(17,450)	(28,121)

1,374,897	371,116	702,528	720,435	876,073	5,105,456	6,305,720	2,831,072	7,625,510

10,845,925	2,631,828	4,352,638	3,160,339	470,597	8,069,790	(941,070)	(9,734)	19,666,932

8,291,905	1,406,440	333,725	11,927,451	11,820,730	23,603,572	63,116,512	44,556,291	87,963,279
—	(307,184)	(33,373)	601,293	61,879	1,560,726	2,972,741	2,174,354	840,390
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	15,554	—
—	—	(55,446)	—	—	—	—	—	—
468,751	1,343	(996,144)	—	—	—	203	(99,188)	267,742

8,760,656	1,100,599	(751,238)	12,528,744	11,882,609	25,164,298	66,089,456	46,647,011	89,071,411

(4,516,461)	1,663,118	5,163,183	5,533,219	4,127,430	50,056,046	6,303,902	3,513,376	(46,780,830)
—	25,686	(144,264)	80,066	91,338	347,554	678,454	1,564,545	1,458,235
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
262	9,536	78,254	—	—	—	—	8,408	(690,182)

(4,516,199)	1,698,340	5,097,173	5,613,285	4,218,768	50,403,600	6,982,356	5,086,329	(46,012,777)

4,244,457	2,798,939	4,345,935	18,142,029	16,101,377	75,567,898	73,071,812	51,733,340	43,058,634

$15,090,382	$5,430,767	$8,698,573	$21,302,368	$16,571,974	$83,637,688	$72,130,742	$51,723,606	$62,725,566

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
	(Unaudited)
Operations:
Net investment income	$134,255	$320,874
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	5,420	20,216
Net change in unrealized appreciation on investment securities, foreign currency translations and derivative transactions	—	—

Net increase in net assets resulting from operations	139,675	341,090

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(74,816)	(212,193)
GS4 shares	(59,439)	(108,681)
Distributions from net realized capital gains
GS2 shares	—	(7,509)
GS4 shares	—	(80,492)

Total dividends and distributions	(134,255)	(408,875)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	65,157,000	94,494,393
GS4 shares	1,563,263,655	4,496,591,499
Reinvestment of dividends and distributions
GS2 shares	67,316	203,577
GS4 shares	23,394	136,473

Total proceeds from shares sold and reinvested	1,628,511,365	4,591,425,942

Value of shares redeemed
GS2 shares	(55,321,466)	(108,704,940)
GS4 shares	(1,499,091,847)	(4,381,459,310)

Total value of shares redeemed	(1,554,413,313)	(4,490,164,250)

Net increase (decrease) from capital share transactions(1)	74,098,052	101,261,692

Total increase (decrease) in net assets	74,103,472	101,193,907

Net Assets:
Beginning of Period	1,299,451,520	1,198,257,613

End of Period*	$1,373,554,992	$1,299,451,520

*Including undistributed (distributions in excess of) net investment income	$7,259	$7,259

(1)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund		Extended-Duration Bond Fund		Inflation Protected Bond Fund		Global Bond Fund
For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$6,213,393	$15,321,406	$11,272,888	$31,561,749	$10,845,925	$25,292,007	$2,631,828	$1,969,404	$4,352,638	$11,663,528
(1,160,395)	6,039,765	184,020	23,766,110	8,760,656	20,047,800	1,100,599	3,238,449	(751,238)	3,321,144
4,072,073	8,281,061	12,923,382	32,738,309	(4,516,199)	7,972,257	1,698,340	462,900	5,097,173	8,641,906

9,125,071	29,642,232	24,380,290	88,066,168	15,090,382	53,312,064	5,430,767	5,670,753	8,698,573	23,626,578

(954,939)	(3,973,347)	(3,584,806)	(7,594,121)	(3,749,461)	(7,921,317)	—	—	—	—
(2,483,391)	(11,817,267)	(4,745,914)	(23,828,942)	(6,769,339)	(18,424,763)	(2,386,688)	(2,038,102)	(4,380,782)	(12,273,443)

—	(1,301,794)	—	(8,335,060)	(697,705)	(1,150,059)	—	—	—	—
—	(3,870,062)	—	(23,494,123)	(1,340,580)	(2,305,386)	(829,842)	(2,718,888)	—	—

(3,438,330)	(20,962,470)	(8,330,720)	(63,252,246)	(12,557,085)	(29,801,525)	(3,216,530)	(4,756,990)	(4,380,782)	(12,273,443)

7,115,630	19,547,765	9,454,815	112,777,863	4,442,719	11,995,759	—		—	—
40,123,945	81,552,147	30,148,548	142,085,311	21,323,721	80,583,836	27,010,272	42,423,880	17,035,560	27,722,929

953,988	5,270,201	3,583,092	15,918,518	4,441,830	9,060,622	—	—	—	—
2,482,507	15,682,171	4,745,114	47,316,666	8,109,237	20,727,992	3,216,350	4,756,950	4,380,721	12,273,386

50,676,070	122,052,284	47,931,569	318,098,358	38,317,507	122,368,209	30,226,622	47,180,830	21,416,281	39,996,315

(5,016,805)	(12,320,194)	(17,007,098)	(28,532,320)	(6,389,253)	(15,032,006)	—	—	—	—
(14,576,894)	(94,873,974)	(19,105,110)	(472,646,775)	(51,293,089)	(181,007,812)	(9,945,474)	(28,263,358)	(10,858,533)	(111,834,370)

(19,593,699)	(107,194,168)	(36,112,208)	(501,179,095)	(57,682,342)	(196,039,818)	(9,945,474)	(28,263,358)	(10,858,533)	(111,834,370)

31,082,371	14,858,116	11,819,361	(183,080,737)	(19,364,835)	(73,671,609)	20,281,148	18,917,472	10,557,748	(71,838,055)

36,769,112	23,537,878	27,868,931	(158,266,815)	(16,831,538)	(50,161,070)	22,495,385	19,831,235	14,875,539	(60,484,920)

708,594,359	685,056,481	850,451,035	1,008,717,850	410,500,307	460,661,377	107,824,952	87,993,717	161,069,653	221,554,573

$745,363,471	$708,594,359	$878,319,966	$850,451,035	$393,668,769	$410,500,307	$130,320,337	$107,824,952	$175,945,192	$161,069,653

$2,692,151	$(82,912)	$3,223,974	$281,806	$821,744	$494,619	$245,140	$—	$636,952	$665,096

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Real Estate Securities Fund
	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$3,160,339	$6,396,499	$470,597	$1,905,032
Net realized gain on investment securities, foreign currency transactions and derivative transactions	12,528,744	5,274,132	11,882,609	26,904,560
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	5,613,285	41,477,736	4,218,768	4,438,375

Net increase in net assets resulting from operations	21,302,368	53,148,367	16,571,974	33,247,967

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(1,227,820)	(2,079,604)	—	—
GS4 shares	(2,907,813)	(4,864,924)	(382,016)	(2,634,670)
Distributions from net realized capital gains
GS2 shares	(796,478)	—	—	—
GS4 shares	(2,061,431)	—	—	—

Total dividends and distributions	(6,993,542)	(6,944,528)	(382,016)	(2,634,670)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	1,417,511	4,602,259	—	—
GS4 shares	12,413,245	20,345,130	20,274,152	59,543,641
Reinvestment of dividends and distributions
GS2 shares	2,021,176	2,076,955	—	—
GS4 shares	4,968,420	4,864,576	381,965	2,634,446

Total proceeds from shares sold and reinvested	20,820,352	31,888,920	20,656,117	62,178,087

Value of shares redeemed
GS2 shares	(15,168,955)	(8,023,576)	—	—
GS4 shares	(66,736,205)	(49,820,804)	(17,782,635)	(72,424,383)

Total value of shares redeemed	(81,905,160)	(57,844,380)	(17,782,635)	(72,424,383)

Net increase (decrease) from capital share transactions(1)	(61,084,808)	(25,955,460)	2,873,482	(10,246,296)

Total increase (decrease) in net assets	(46,775,982)	20,248,379	19,063,440	20,367,001

Net Assets:
Beginning of Period	406,952,155	386,703,776	141,900,198	121,533,197

End of Period*	$360,176,173	$406,952,155	$160,963,638	$141,900,198

*Including undistributed (distributions in excess of) net investment income	$100,219	$1,075,513	$88,581	$—

(1)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund		Growth Equity Fund		Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10	For the Six Months Ended 06/30/11	For the Year Ended 12/31/10
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$8,069,790	$16,020,597	$(941,070)	$(265,820)	$(9,734)	$1,264,643	$19,666,932	$21,771,274
25,164,298	21,517,725	66,089,456	116,443,512	46,647,011	63,234,872	89,071,411	69,378,254
50,403,600	112,791,738	6,982,356	99,460,370	5,086,329	43,094,484	(46,012,777)	31,319,963

83,637,688	150,330,060	72,130,742	215,638,062	51,723,606	107,593,999	62,725,566	122,469,491

(5,269,203)	(4,566,483)	—	(40,561)	—	(415,040)	—	(7,250,286)
(10,322,535)	(11,523,832)	—	(133,534)	—	(925,891)	—	(20,213,303)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(15,591,738)	(16,090,315)	—	(174,095)	—	(1,340,931)	—	(27,463,589)

7,150,080	39,754,658	5,566,112	11,089,301	2,714,898	6,136,286	7,637,911	21,416,243
37,795,842	102,300,386	52,348,261	97,600,498	24,028,745	50,387,278	50,855,747	72,024,528

5,264,627	4,561,533	—	40,520	—	414,619	—	7,247,462
10,321,250	11,522,839	—	133,532	—	925,723	—	20,212,073

60,531,799	158,139,416	57,914,373	108,863,851	26,743,643	57,863,906	58,493,658	120,900,306

(16,786,233)	(15,449,564)	(9,169,565)	(27,914,876)	(6,222,766)	(12,770,867)	(10,844,556)	(24,804,983)
(66,820,653)	(270,576,572)	(66,436,989)	(300,169,249)	(42,060,497)	(96,926,506)	(39,929,537)	(241,791,703)

(83,606,886)	(286,026,136)	(75,606,554)	(328,084,125)	(48,283,263)	(109,697,373)	(50,774,093)	(266,596,686)

(23,075,087)	(127,886,720)	(17,692,181)	(219,220,274)	(21,539,620)	(51,833,467)	7,719,565	(145,696,380)

44,970,863	6,353,025	54,438,561	(3,756,307)	30,183,986	54,419,601	70,445,131	(50,690,478)

1,189,289,939	1,182,936,914	1,259,923,206	1,263,679,513	474,495,234	420,075,633	1,291,419,813	1,342,110,291

$1,234,260,802	$1,189,289,939	$1,314,361,767	$1,259,923,206	$504,679,220	$474,495,234	$1,361,864,944	$1,291,419,813

$197,498	$7,719,446	$(941,070)	$—	$(4,831)	$4,903	$16,175,657	$(3,491,275)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Money Market Fund
GS2 Class
2011(4)	$1.00	$—	†#	$—	†	$— †	$—		$1.00	0.06%	$129,214	0.18%	0.19%	0.13%	N/A
2010	1.00	—	†	—	†	— †	—	†	1.00	0.18	119,311	0.17	0.18	0.17	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.47	133,323	0.23 (3)	0.23 (3)	0.49	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.95	171,739	0.20	0.20	2.86	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.23	112,581	0.23	0.23	5.11	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.92	100,559	0.26	0.26	4.82	N/A
GS4 Class
2011(4)	$1.00	$—	†#	$—	†	$— †	$—		$1.00	0.01%	$1,244,341	0.30%	0.40%	0.01%	N/A
2010	1.00	—	†	—	†	— †	—	†	1.00	0.02	1,180,141	0.33	0.37	0.01	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.29	1,064,934	0.41 (3)	0.43 (3)	0.28	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.75	970,146	0.40 (3)	0.40 (3)	2.72	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.03	939,596	0.43	0.43	4.92	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.72	930,582	0.46	0.46	4.64	N/A
Low-Duration Bond Fund
GS2 Class
2011(4)	$8.70	$0.08	#	$0.03		$(0.06)	$—		$8.75	1.31%	$131,962	0.36%	0.41%	1.86%	114%
2010	8.70	0.20	#	0.17		(0.28)	(0.09)		8.70	4.35	128,143	0.36	0.41	2.27	257
2009	8.11	0.29	#	0.69		(0.39)	—		8.70	12.29	115,741	0.36	0.42	3.47	322
2008	8.90	0.36	#	(0.60)		(0.55)	—		8.11	(2.76)	105,223	0.36	0.41	4.19	427
2007	8.89	0.42	#	0.12		(0.53)	—		8.90	6.22	133,374	0.42	0.45	4.71	248
2006	9.06	0.38	#	(0.03)		(0.52)	—		8.89	3.94	105,991	0.45	0.47	4.22	168
GS4 Class
2011(4)	$13.23	$0.11	#	$0.05		$(0.05)	$—		$13.34	1.25%	$613,402	0.54%	0.62%	1.68%	114%
2010	13.04	0.28	#	0.26		(0.26)	(0.09)		13.23	4.20	580,452	0.52	0.61	2.11	257
2009	11.99	0.42	#	1.00		(0.37)	—		13.04	11.97	569,316	0.52	0.62	3.30	322
2008	12.88	0.51	#	(0.87)		(0.53)	—		11.99	(2.84)	515,996	0.52	0.61	4.03	427
2007	12.63	0.58	#	0.17		(0.50)	—		12.88	6.11	665,292	0.58	0.64	4.54	248
2006	12.66	0.58	#	(0.11)		(0.50)	—		12.63	3.75	697,687	0.61	0.66	4.05	168

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	The Money Market Fund participated in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund bore the expense of its participation in the Program without regard to any expense limitation in effect. The Program expired on September 18, 2009.
(4)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Medium-Duration Bond Fund
GS2 Class
2011(3)	$7.25	$0.10	#	$0.11	$(0.11)	$—	$—		$7.35	2.93%	$235,578	0.48%	0.51%	2.73%	322%
2010	7.47	0.25	#	0.40	(0.41)	(0.46)	—		7.25	8.86	236,369	0.48	0.49	3.21	487
2009	7.13	0.31	#	0.85	(0.51)	(0.31)	—		7.47	17.07	139,917	0.48	0.51	4.17	427
2008	8.42	0.40	#	(0.72)	(0.65)	(0.32)	—		7.13	(3.88)	112,240	0.47	0.48	5.07	566
2007	8.52	0.42	#	0.12	(0.64)	— †	—		8.42	6.65	151,466	0.48	0.49	5.02	428
2006	8.71	0.39	#	(0.01)	(0.57)	—	—		8.52	4.50	113,051	0.50	0.50	4.60	440
GS4 Class
2011(3)	$13.65	$0.18	#	$0.21	$(0.10)	$—	$—		$13.94	2.89%	$642,742	0.60%	0.72%	2.59%	322%
2010	13.36	0.43	#	0.71	(0.39)	(0.46)	—		13.65	8.65	614,082	0.58	0.68	3.11	487
2009	12.16	0.53	#	1.48	(0.50)	(0.31)	—		13.36	16.97	868,800	0.58	0.70	4.08	427
2008	13.64	0.65	#	(1.18)	(0.63)	(0.32)	—		12.16	(3.89)	738,610	0.58	0.67	4.96	566
2007	13.42	0.66	#	0.18	(0.62)	— †	—		13.64	6.46	1,079,034	0.61	0.68	4.88	428
2006	13.40	0.60	#	(0.03)	(0.55)	—	—		13.42	4.37	1,108,958	0.62	0.69	4.48	440
Extended-Duration Bond Fund
GS2 Class
2011(3)	$6.93	$0.19	#	$0.07	$(0.35)	$(0.06)	$—		$6.78	3.87%	73,605	0.54%	0.55%	5.50%	23%
2010	7.01	0.40	#	0.43	(0.80)	(0.11)	—		6.93	12.25	72,741	0.53	0.53	5.60	39
2009	6.31	0.44	#	1.04	(0.76)	(0.02)	—		7.01	25.27	67,699	0.53	0.53	6.78	41
2008	7.95	0.47	#	(1.11)	(0.85)	(0.15)	—		6.31	(8.12)	64,834	0.52	0.52	6.66	40
2007	8.13	0.41	#	0.23	(0.69)	(0.13)	—		7.95	8.45	75,841	0.53	0.53	5.21	101
2006	8.44	0.40	#	(0.03)	(0.65)	(0.03)	—		8.13	4.75	59,916	0.57	0.57	4.91	100
GS4 Class
2011(3)	$16.28	$0.43	#	$0.16	$(0.33)	$(0.06)	$—		$16.48	3.71%	$320,063	0.71%	0.75%	5.33%	23%
2010	15.34	0.88	#	0.94	(0.77)	(0.11)	—		16.28	12.05	337,760	0.69	0.72	5.43	39
2009	12.97	0.91	#	2.22	(0.74)	(0.02)	—		15.34	24.97	392,962	0.69	0.73	6.60	41
2008	15.20	0.90	#	(2.15)	(0.83)	(0.15)	—		12.97	(8.28)	357,073	0.69	0.71	6.45	40
2007	14.81	0.74	#	0.44	(0.66)	(0.13)	—		15.20	8.29	500,252	0.72	0.72	5.02	101
2006	14.82	0.69	#	(0.04)	(0.63)	(0.03)	—		14.81	4.56	467,877	0.73	0.76	4.75	100
Inflation Protected Bond Fund
GS4 Class
2011(3)	$10.43	$0.23	#	$0.25	$(0.21)	$(0.07)	$—		$10.63	4.65%	$130,320	0.64%	0.66%	4.50%	56%
2010	$10.32	$0.20	#	$0.40	$(0.21)	$(0.28)	—		10.43	5.82	107,825	0.65	0.66	1.90	113
2009(4)(5)(6)	$10.00	$0.19	#	$0.32	$(0.18)	$(0.01)	—		10.32	5.12	87,994	0.67	0.70	3.53	55
Global Bond Fund
GS4 Class
2011(3)	$9.83	$0.25	#	$0.26	$(0.26)	$—	$—		$10.08	5.22%	$175,945	0.83%	0.85%	5.13%	37%
2010	9.36	0.52	#	0.51	(0.56)	—	—		9.83	11.29	161,070	0.79	0.81	5.40	40
2009	7.34	0.56	#	2.07	(0.61)	—	—		9.36	37.35	221,555	0.79	0.81	6.81	96
2008	10.14	0.64	#	(2.59)	(0.75)	(0.10)	—		7.34	(20.28)	167,465	0.78	0.80	7.20	176
2007	10.12	0.61		0.08	(0.64)	(0.03)	—		10.14	7.00	125,333	0.79	0.80	6.07	255
2006(6)(7)	10.12	—	†	— †	— †	—	—	†	10.12	0.04	104,635	1.04	1.42	4.32	—

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Inception date was June 26, 2009.
(5)	Due to a procedural error, the Ratios to Average Net Assets were incorrectly reported in the 2009 financial highlights as 0.35%, 0.36% and 1.83% for the Expenses, Net, Expenses, Gross and Investment Income, Net, respectively. Such amounts have been revised in the financial highlights for the year ended December 31, 2009.
(6)	Total return is not annualized. Ratios are annualized.
(7)	Inception date was December 29, 2006.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Equity Index Fund
GS2 Class
2011(6)	$8.63	$0.07	#	$0.43	$(0.18)	$(0.12)	$—		$8.83	5.96%	$61,073	0.21%		0.21%	1.65%	2%
2010	7.77	0.14	#	0.97	(0.25)	—	—		8.63	14.57	71,093	0.22		0.22	1.77	5
2009	6.36	0.14	#	1.49	(0.22)	—	—		7.77	26.38	65,217	0.22		0.24	2.05	4
2008	10.57	0.18	#	(4.06)	(0.24)	(0.09)	—		6.36	(37.32)	49,472	0.21		0.22	2.11	5
2007	11.08	0.20	#	0.39	(0.32)	(0.78)	—		10.57	5.19	81,104	0.22		0.22	1.77	5
2006	9.96	0.18	#	1.33	(0.28)	(0.11)	—		11.08	15.37	74,634	0.23		0.23	1.74	5
GS4 Class
2011(6)	$16.36	$0.13	#	$0.83	$(0.17)	$(0.12)	$—		$17.03	5.92%	$299,103	0.37%		0.43%	1.49%	2%
2010	14.51	0.24	#	1.84	(0.23)	—	—		16.36	14.45	335,859	0.37		0.41	1.60	5
2009	11.70	0.24	#	2.77	(0.20)	—	—		14.51	26.14	321,486	0.37		0.43	1.90	4
2008	19.07	0.31	#	(7.37)	(0.22)	(0.09)	—		11.70	(37.37)	247,077	0.37		0.42	1.95	5
2007	19.17	0.32	#	0.64	(0.28)	(0.78)	—		19.07	4.95	429,423	0.39		0.42	1.59	5
2006	16.97	0.28	#	2.28	(0.25)	(0.11)	—		19.17	15.19	466,429	0.40		0.43	1.57	5
Real Estate Securities Fund
GS4 Class
2011(6)	$8.52	$0.03	#	$0.96	$(0.02)	$—	$—		$9.49	11.66%	$160,964	1.16%		1.16%	0.62%	40%
2010	6.74	0.11	#	1.82	(0.15)	—	—		8.52	28.80	141,900	1.19		1.19	1.41	105
2009	5.25	0.12	#	1.49	(0.12)	—	—	†	6.74	31.21	121,533	1.27		1.28	2.29	128
2008	9.04	0.18	#	(3.80)	(0.16)	—	(0.01)		5.25	(40.35)	80,579	1.26		1.25	2.21	94
2007	12.55	0.11	#	(2.12)	(0.11)	(1.39)	—		9.04	(16.23)	96,775	1.20		1.22	0.94	119
2006(4)(5)	12.50	—	†	0.05	—	—	—		12.55	0.40	107,035	1.33		1.88	(1.16)	—
Value Equity Fund
GS2 Class
2011(6)	$7.18	$0.06	#	$0.45	$(0.17)	$—	$—		$7.52	7.20%	$237,832	0.67	%(3)	0.67%	1.48%	20%
2010	6.46	0.10	#	0.78	(0.16)	—	—		7.18	14.01	231,079	0.67		0.68	1.52	36
2009	5.52	0.11	#	1.02	(0.19)	—	—		6.46	21.35	181,123	0.68		0.69	2.06	32
2008	9.10	0.17	#	(3.46)	(0.22)	(0.07)	—		5.52	(36.81)	143,506	0.66	(3)	0.67	2.29	52
2007	10.62	0.18	#	(0.27)	(0.28)	(1.15)	—		9.10	(1.18)	230,436	0.69		0.69	1.70	45
2006	10.75	0.18	#	1.78	(0.28)	(1.81)	—		10.62	18.76	181,940	0.72	(3)	0.72	1.70	76
GS4 Class
2011(6)	$14.12	$0.09	#	$0.91	$(0.16)	—	—		$14.96	7.10%	$996,428	0.87	%(3)	0.88%	1.27%	20%
2010	12.54	0.17	#	1.56	(0.15)	—	—		14.12	13.96	958,211	0.85		0.87	1.35	36
2009	10.53	0.20	#	1.98	(0.17)	—	—		12.54	21.16	1,001,814	0.85	(3)	0.88	1.89	32
2008	17.03	0.30	#	(6.54)	(0.19)	(0.07)	—		10.53	(36.95)	844,459	0.85	(3)	0.86	2.09	52
2007	18.65	0.29	#	(0.52)	(0.24)	(1.15)	—		17.03	(1.39)	1,407,534	0.88		0.88	1.50	45
2006	17.50	0.28	#	2.93	(0.25)	(1.81)	—		18.65	18.64	1,434,773	0.90	(3)	0.91	1.52	76

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.
(4)	Inception date was December 29, 2006.
(5)	Total return is not annualized. Ratios are annualized.
(6)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/(Loss)		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Growth Equity Fund
GS2 Class
2011(4)	$11.91	$—	†#	$0.69	$—	$—	$—	$12.60	5.79%	$224,735	0.88	%(3)	0.87%	(0.04)%	32%
2010	10.00	—	†	1.91	— †	—	—	11.91	19.13	215,863	0.88	(3)	0.89	0.06	63
2009	7.26	0.02		2.74	(0.02)	—	—	10.00	38.14	196,026	0.88	(3)	0.89	0.22	78
2008	12.76	0.03		(5.49)	(0.04)	—	—	7.26	(42.84)	141,138	0.87	(3)	0.87	0.26	99
2007	11.23	0.02		1.55	(0.04)	—	—	12.76	13.99	242,557	0.89		0.88	0.24	51
2006	11.18	—	†	0.05	—	—	—	11.23	0.45	179,852	0.89	(3)	0.90	0.00	48
GS4 Class
2011(4)	$18.90	$(0.02	)#	$1.11	$—	$—	$—	$19.99	5.77%	$1,089,627	1.00	%(3)	1.08%	(0.17)%	32%
2010	15.88	(0.01)		3.03	— †	—	—	18.90	19.03	1,044,060	0.97	(3)	1.08	(0.04)	63
2009	11.52	0.01		4.36	(0.01)	—	—	15.88	37.99	1,067,654	0.97	(3)	1.09	0.13	78
2008	20.22	0.02		(8.70)	(0.02)	—	—	11.52	(42.92)	817,315	0.97	(3)	1.06	0.16	99
2007	17.77	0.02		2.45	(0.02)	—	—	20.22	13.90	1,488,091	1.00		1.07	0.13	51
2006	17.71	(0.02)		0.08	—	—	—	17.77	0.34	1,343,147	1.01	(3)	1.09	(0.12)	48
Small Cap Equity Fund
GS2 Class
2011(4)	$9.61	$0.01	#	$1.07	$—	$—	$—	$10.69	11.24%	$79,040	0.99	%(3)	1.00%	0.15%	91%
2010	7.57	0.03	#	2.06	(0.05)	—	—	9.61	27.64	74,424	1.00	(3)	1.02	0.42	177
2009	5.94	0.03	#	1.64	(0.04)	—	—	7.57	28.12	64,033	1.04	(3)	1.05	0.44	130
2008	9.60	0.05	#	(3.61)	(0.08)	—	(0.02)	5.94	(37.05)	48,159	1.03	(3)	1.04	0.66	147
2007	11.33	0.06	#	0.09	(0.07)	(1.81)	—	9.60	1.05	76,792	1.05		1.05	0.48	119
2006	11.40	(0.01	)#	1.32	—	(1.38)	—	11.33	11.40	66,695	1.06	(3)	1.06	(0.05)	86
GS4 Class
2011(4)	$14.46	$—	†#	$1.62	$—	$—	$—	$16.08	11.20%	$425,639	1.17	%(3)	1.22%	(0.03)%	91%
2010	11.37	0.03	#	3.09	(0.03)	—	—	14.46	27.47	400,072	1.15	(3)	1.21	0.27	177
2009	8.91	0.03	#	2.46	(0.03)	—	—	11.37	27.93	356,043	1.15	(3)	1.25	0.33	130
2008	14.31	0.07	#	(5.39)	(0.06)	—	(0.02)	8.91	(37.19)	272,588	1.15	(3)	1.24	0.55	147
2007	16.00	0.06	#	0.11	(0.05)	(1.81)	—	14.31	0.87	466,522	1.18		1.25	0.34	119
2006	15.61	(0.03	)#	1.80	—	(1.38)	—	16.00	11.27	486,358	1.21	(3)	1.25	(0.20)	86

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.
(4)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(1)		Expenses, Gross(2)	Investment Income/ (Loss), Net(3)	Portfolio Turnover Rate
International Equity Fund
GS2 Class
2011(5)	$10.35	$0.16	#	$0.34	$—	$—	$—	$10.85	4.83%	$271,722	0.94	%(4)	1.18%	3.13%	54%
2010	9.64	0.17	#	0.83	(0.29)	—	—	10.35	10.45	262,103	0.94	(4)	1.19	1.81	56
2009	7.32	0.17	#	2.42	(0.27)	— †	—	9.64	35.81	240,483	0.94	(4)	1.21	2.12	59
2008	14.61	0.34	#	(6.89)	(0.39)	(0.35)	—	7.32	(44.72)	193,281	0.94	(4)	1.08	2.92	88
2007	15.80	0.26	#	1.79	(0.27)	(2.97)	—	14.61	13.21	279,652	0.96		1.07	1.55	66
2006	14.71	0.25		3.23	(0.35)	(2.04)	—	15.80	23.78	199,989	0.97	(4)	1.10	1.60	26
GS4 Class
2011(5)	$13.43	$0.20	#	$0.44	$—	$—	$—	$14.07	4.77%	$1,090,143	1.14	%(4)	1.40%	2.94%	54%
2010	12.44	0.21	#	1.05	(0.27)	—	—	13.43	10.14	1,029,317	1.12	(4)	1.38	1.67	56
2009	9.38	0.20	#	3.11	(0.25)	— †	—	12.44	35.61	1,101,628	1.12	(4)	1.40	1.98	59
2008	18.32	0.40	#	(8.63)	(0.36)	(0.35)	—	9.38	(44.81)	873,618	1.12	(4)	1.28	2.46	88
2007	19.09	0.28	#	2.16	(0.24)	(2.97)	—	18.32	12.96	1,400,548	1.14		1.27	1.11	66
2006	17.37	0.26		3.82	(0.32)	(2.04)	—	19.09	23.58	1,254,839	1.15	(4)	1.29	1.10	26

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio has been revised to include the effect of dividend expense on securities sold short which increased the ratio by 0.04% for the year 2009. The effect of dividend expense on securities sold short increased the ratio by 0.04% for the year 2010 and 0.06% for the six months ended June 30, 2011.
(2)	The ratio excludes expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.
(3)	The ratio has been revised to include expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(4)	The ratio excludes expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown. The ratio excludes the effect of dividend expense on securities sold short.
(5)	For the six months ended June 30, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-five series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035 and MyDestination 2045 Funds are each referred to as a “Date Target Fund” and together as the “Date Target Funds.” The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.”

There are two classes of shares issued by the Funds — the GS2 Class and the GS4 Class (each, a “Class” and together the “Classes”), except for the Date Target Funds, the Inflation Protected Bond Fund, the Global Bond Fund, and the Real Estate Securities Fund, which issued the GS4 Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the GS2 Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 –	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Certain foreign equity securities that are fair valued may periodically move between valuation Level 2 and valuation Level 1 based upon the threshold established by the Valuation Committee. Details of such transfers have been included in the Schedules of Investments.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments.

b. Fixed Income Securities

The Bond Funds and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the six months ended June 30, 2011, the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Small Cap Equity Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contained various covenants that limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreements are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. On December 24, 2009, the U.S. Treasury amended the Senior Preferred Stock Purchase Agreements to allow the cap on its funding commitment to increase as necessary to accommodate any cumulative reduction in the net worth of FNMA and FHMLC over the next three years.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

The Medium-Duration Bond Fund invests in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative.

e. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

f. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

g. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

h. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond andMedium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At June 30, 2011, the value of securities sold short in the International Equity Fund amounted to $22,348,539.

i. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Schedules of Investments and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the six months ended June 30, 2011, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or floating rate interest payments. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2011, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $44,086,147 and $35,920,000, respectively, and the Medium-Duration Bond Fund is the seller (“providing protection”) on a total notional amount of $5,100,000. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Reference Asset
Medium-Duration Bond Fund
Fair value of written credit derivatives	$(4,087)	$(7,841)	$—	$—	$(11,928)
Maximum potential amount of future payments	4,100,000	1,000,000	—	—	5,100,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	1,000,000	—	1,000,000
251 - 500	—	—	—	4,100,000	—	4,100,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$—	$5,100,000	$—	$5,100,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value Receivables: Variation margin*	Options written at value Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

Equity contracts	Receivables: Variation margin*	Payables: Variation margin*

*	The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2011.

	Asset Derivative Value
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund
Futures	$74,203	$(5,845)	$—	$—	$80,048

MyDestination 2015 Fund
Futures	$518,949	$(54,348)	$—	$—	$573,297

MyDestination 2025 Fund
Futures	$485,355	$(105,484)	$—	$—	$590,839

MyDestination 2035 Fund
Futures	$60,950	$1,813	$—	$—	$59,137

MyDestination 2045 Fund
Futures	$62,724	$—	$—	$—	$62,724

Conservative Allocation Fund
Futures	$206,202	$(281)	$—	$—	$206,483

Balanced Allocation Fund
Futures	$1,286,393	$(112,033)	$—	$—	$1,398,426

Growth Allocation Fund
Futures	$344,951	$7,526	$—	$—	$337,425

Aggressive Allocation Fund
Futures	$437,073	$—	$—	$—	$437,073

Conservative Allocation Fund I
Futures	$62,816	$328	$—	$—	$62,488

Balanced Allocation Fund I
Futures	$355,754	$(42,114)	$—	$—	$397,868

Growth Allocation Fund I
Futures	$109,452	$622	$—	$—	$108,830

	Asset Derivative Value
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation Fund I
Futures	$71,026	$—	$—	$—	$71,026

Low-Duration Bond Fund
Forwards	$546,232	$—	$546,232	$—	$—
Futures	333,914	333,914	—	—	—
Swaps	1,698,026	69,251	—	1,628,775	—

Totals	$2,578,172	$403,165	$546,232	$1,628,775	$—

Medium-Duration Bond Fund
Forwards	$557,165	$—	$557,165	$—	$—
Futures	176,936	176,936	—	—	—
Swaps	871,279	547,502	—	323,777	—

Totals	$1,605,380	$724,438	$557,165	$323,777	$—

Inflation Protected Bond Fund
Futures	$(47,679)	$(47,679)	$—	$—	$—

Global Bond Fund
Forwards	$556,316	$—	$556,316	$—	$—
Futures	(4,025)	(4,025)	—	—	—

Total	$552,291	$(4,025)	$556,316	$—	$—

Equity Index Fund
Futures	$310,436	$—	$—	$—	$310,436

Real Estate Securities Fund
Futures	$125,240	$—	$—	$—	$125,240

Value Equity Fund
Futures	$1,036,413	$—	$—	$—	$1,036,413

Growth Equity Fund
Futures	$1,662,644	$—	$—	$—	$1,662,644

Small Cap Equity Fund
Forwards	$14,377	$—	$14,377	$—	$—
Futures	2,702,811	(90,239)	—	—	2,793,050

Total	$2,717,188	$(90,239)	$14,377	$—	$2,793,050

International Equity Fund
Forwards	$534,459	$—	$534,459	$—	$—
Futures	2,298,446	—	—	—	2,298,446

Total	$2,832,905	$—	$534,459	$—	$2,298,446

	Liability Derivative Value
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond Fund
Forwards	$915,889	$—	$915,889	$—	$—
Futures	228,364	228,364	—	—	—
Written Options	90,410	90,410	—	—	—
Swaps	320,020	38,893	—	281,127	—

Totals	$1,554,683	$357,667	$915,889	$281,127	$—

Medium-Duration Bond Fund
Forwards	$903,279	$—	$903,279	$—	$—
Futures	104,112	104,112	—	—	—
Written Options	83,764	83,764	—	—	—
Swaps	1,078,862	542,343	—	536,519	—

Totals	$2,170,017	$730,219	$903,279	$536,519	$—

Inflation Protected Bond Fund
Futures	$(68,932)	$(68,932)	$—	$—	$—

Global Bond Fund
Forwards	$185,508	$—	$185,508	$—	$—
Futures	89,649	89,649	—	—	—

Totals	$275,157	$89,649	$185,508	$—	$—

Small Cap Equity Fund
Forwards	$14,186	$—	$14,186	$—	$—
Futures	(21,361)	(21,361)	—	—	—

Totals	$(7,175)	$(21,361)	$14,186	$—	$—

International Equity Fund
Forwards	$773,106	$—	$773,106	$—	$—
Futures	149,949	—	—	—	149,949

Totals	$923,055	$—	$773,106	$—	$149,949

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased

Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions
Net change in unrealized appreciation (depreciation) on: Foreign currency translations

Credit contracts	Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written

Equity contracts	Net realized gain (loss) from: Futures transactions

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund
Futures	$(5,360)	$5,197	$—	$—	$(10,557)

MyDestination 2015 Fund
Futures	$193,843	$23,910	$—	$—	$169,933

MyDestination 2025 Fund
Futures	$132,989	$38,597	$—	$—	$94,392

MyDestination 2035 Fund
Futures	$103,069	$4,358	$—	$—	$98,711

MyDestination 2045 Fund
Futures	$117,066	$—	$—	$—	$117,066

Conservative Allocation Fund
Futures	$128,794	$10,762	$—	$—	$118,032

Balanced Allocation Fund
Futures	$1,082,908	$195,374	$—	$—	$887,534

Growth Allocation Fund
Futures	$904,995	$82,146	$—	$—	$822,849

Aggressive Allocation Fund
Futures	$1,098,340	$—	$—	$—	$1,098,340

Conservative Allocation Fund I
Futures	$(15,367)	$2,807	$—	$—	$(18,174)

Balanced Allocation Fund I
Futures	$169,504	$52,048	$—	$—	$117,456

Growth Allocation Fund I
Futures	$164,228	$16,858	$—	$—	$147,370

Aggressive Allocation Fund I
Futures	$166,549	$—	$—	$—	$166,549

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond Fund
Forwards	$(2,390,069)	$—	$(2,390,069)	$—	$—
Futures	(559,699)	(559,699)	—	—	—
Swaps	(269,320)	(2,362)	—	(266,958)	—
Written Options	648,059	578,365	—	69,694	—

Totals	$(2,571,029)	$16,304	$(2,390,069)	$(197,264)	$—

Medium-Duration Bond Fund
Forwards	$(2,568,929)	$—	$(2,568,929)	$—	$—
Futures	(347,923)	(347,923)	—	—	—
Purchased Options	(6,035)	(6,035)	—	—	—
Swaps	634,483	568,142	—	66,341	—
Written Options	403,262	394,022	—	9,240	—

Totals	$(1,885,142)	$608,206	$(2,568,929)	$75,581	$—

Inflation Protected Bond Fund
Futures	$(307,184)	$(307,184)	$—	$—	$—

Global Bond Fund
Forwards	$(1,146,511)	$—	$(1,146,511)	$—	$—
Futures	(33,373)	(33,373)	—	—	—
Purchased Options	(55,446)	(55,446)	—	—	—

Total	$(1,235,330)	$(88,819)	$(1,146,511)	$—	$—

Equity Index Fund
Futures	$601,293	$—	$—	$—	$601,293

Real Estate Securities Fund
Futures	$61,879	$—	$—	$—	$61,879

Value Equity Fund
Futures	$1,560,726	$—	$—	$—	$1,560,726

Growth Equity Fund
Futures	$2,972,741	$—	$—	$—	$2,972,741

Small Cap Equity Fund
Forwards	$(100,301)	$—	$(100,301)	$—	$—
Futures	2,174,354	21,568	—	—	2,152,786
Written Options	15,554	15,554	—	—	—

Total	$2,089,607	$37,122	$(100,301)	$—	$2,152,786

International Equity Fund
Forwards	$1,035,350	$—	$1,035,350	$—	$—
Futures	840,390	—	—	—	840,390

Total	$1,875,740	$—	$1,035,350	$—	$840,390

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund
Futures	$74,203	$(5,845)	$—	$—	$80,048

MyDestination 2015 Fund
Futures	$416,227	$(54,348)	$—	$—	$470,575

MyDestination 2025 Fund
Futures	$422,209	$(105,484)	$—	$—	$527,693

MyDestination 2035 Fund
Futures	$29,003	$1,813	$—	$—	$27,190

MyDestination 2045 Fund
Futures	$26,388	$—	$—	$—	$26,388

Conservative Allocation Fund
Futures	$147,631	$(281)	$—	$—	$147,912

Balanced Allocation Fund
Futures	$830,880	$(112,033)	$—	$—	$942,913

Growth Allocation Fund
Futures	$(63,292)	$7,526	$—	$—	$(70,818)

Aggressive Allocation Fund
Futures	$(48,602)	$—	$—	$—	$(48,602)

Conservative Allocation Fund I
Futures	$62,816	$328	$—	$—	$62,488

Balanced Allocation Fund I
Futures	$297,766	$(42,114)	$—	$—	$339,880

Growth Allocation Fund I
Futures	$58,764	$622	$—	$—	$58,142

Aggressive Allocation Fund I
Futures	$9,682	$—	$—	$—	$9,682
Low-Duration Bond Fund
Forwards	$(96,891)	$—	$(96,891)	$—	$—
Futures	(93,662)	(93,662)	—	—	—
Swaps	(53,365)	18,437	—	(71,802)	—
Written Options	(76,597)	(12,447)	—	(64,150)	—

Totals	$(320,515)	$(87,672)	$(96,891)	$(135,952)	$—

Medium-Duration Bond Fund
Forwards	$481,166	$—	$481,166	$—	$—
Futures	336,105	336,105	—	—	—
Purchased Options	6,035	6,035	—	—	—
Swaps	(2,107,910)	(1,413,101)	—	(694,809)	—
Written Options	122,564	125,886	—	(3,322)	—

Totals	$(1,162,040)	$(945,075)	$481,166	$(698,131)	$—

Inflation Protected Bond Fund
Futures	$25,686	$25,686	$—	$—	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 06/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Global Bond Fund
Forwards	$48,607	$—	$48,607	$—	$—
Futures	(144,264)	(144,264)	—	—	—

Total	$(95,657)	$(144,264)	$48,607	$—	$—

Equity Index Fund
Futures	$80,066	$—	$—	$—	$80,066

Real Estate Securities Fund
Futures	$91,338	$—	$—	$—	$91,338

Value Equity Fund
Futures	$347,554	$—	$—	$—	$347,554

Growth Equity Fund
Futures	$678,454	$—	$—	$—	$678,454

Small Cap Equity Fund
Forwards	$7,755	$—	$7,755	$—	$—
Futures	1,564,545	(127,447)	—	—	1,691,992

Total	$1,572,300	$(127,447)	$7,755	$—	$1,691,992

International Equity Fund
Forwards	$(758,489)	$—	$(758,489)	$—	$—
Futures	1,458,235	—	—	—	1,458,235

Total	$699,746	$—	$(758,489)	$—	$1,458,235

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the six months ended June 30, 2011. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005 Fund	$—	$1,107,251	$—	$—
MyDestination 2015 Fund	—	4,820,338	—	—
MyDestination 2025 Fund	—	5,226,863	—	—
MyDestination 2035 Fund	—	2,515,381	—	—
MyDestination 2045 Fund	—	2,063,509	—	—
Conservative Allocation Fund	—	2,732,045	—	—
Balanced Allocation Fund	—	19,779,148	—	—
Growth Allocation Fund	—	15,382,518	—	—
Aggressive Allocation Fund	—	16,857,051	—	—
Conservative Allocation Fund I	—	1,614,412	—	—
Balanced Allocation Fund I	—	5,282,966	—	—
Growth Allocation Fund I	—	3,855,159	—	—
Aggressive Allocation Fund I	—	2,941,501	—	—
Low-Duration Bond Fund	21,055,714	239,130,484	—	59,571,337
Medium-Duration Bond Fund	41,104,696	313,243,201	6,035	174,465,714
Inflation Protected Bond Fund	—	5,050,050	—	—
Global Bond Fund	41,140,151	370,535	48,201	—
Equity Index Fund	—	2,886,547	—	—

	Asset Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Real Estate Securities Fund	$—	$4,468,996	$—	$—
Value Equity Fund	—	1,964,145	—	—
Growth Equity Fund	—	58,275,764	—	—
Small Cap Equity Fund	1,012,760	57,410,656	—	—
International Equity Fund	66,915,140	34,900,420	—	—

	Liability Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005 Fund	$—	$(83,007)	$—	$—
MyDestination 2015 Fund	—	(833,097)	—	—
MyDestination 2025 Fund	—	(916,104)	—	—
MyDestination 2035 Fund	—	(584,074)	—	—
MyDestination 2045 Fund	—	(501,066)	—	—
Conservative Allocation Fund	—	(222,360)	—	—
Balanced Allocation Fund	—	(3,753,469)	—	—
Growth Allocation Fund	—	(4,088,520)	—	—
Aggressive Allocation Fund	—	(4,503,558)	—	—
Conservative Allocation Fund I	—	(83,007)	—	—
Balanced Allocation Fund I	—	(1,111,183)	—	—
Growth Allocation Fund I	—	(945,788)	—	—
Aggressive Allocation Fund I	—	(889,442)	—	—
Low-Duration Bond Fund	(79,812,351)	(21,055,714)	(4,189)	—
Medium-Duration Bond Fund	(64,539,746)	(41,104,696)	(432,638)	—
Inflation Protected Bond Fund	—	(15,356,060)	—	—
Global Bond Fund	(45,356,091)	(11,085,736)	—	—
Small Cap Equity Fund	(1,330,830)	(6,991,924)	(9,333)	—
International Equity Fund	(62,177,670)	(5,314,731)	—	—

j. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

k. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

l. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Adviser”) acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six months ended June 30, 2011, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	0.00%
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Conservative Allocation I	0.10%	0.00%
Balanced Allocation I	0.10%	0.00%
Growth Allocation I	0.10%	0.00%
Aggressive Allocation I	0.10%	0.00%
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.21%
Medium-Duration Bond	0.21%	0.21%
Extended-Duration Bond	0.25%	0.22%
Inflation Protected Bond	0.20%	0.12%
Global Bond	0.21%	0.26%
Equity Index	0.13%	0.02%
Real Estate Securities	0.28%	0.53%
Value Equity	0.40%	0.23%
Growth Equity	0.45%	0.39%
Small Cap Equity	0.27%	0.65%
International Equity	0.47%	0.47%

For the six months ended June 30, 2011, advisory fees (excluding sub-advisory fees) and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$28,808	$(37,552)	$(8,744)
MyDestination 2015	130,021	—	130,021
MyDestination 2025	128,278	—	128,278
MyDestination 2035	60,756	(13,453)	47,303
MyDestination 2045	40,882	(31,239)	9,643
Conservative Allocation	133,284	(64,640)	68,644
Balanced Allocation	571,610	(57,097)	514,513
Growth Allocation	429,647	(56,675)	372,972
Aggressive Allocation	382,982	(55,665)	327,317
Conservative Allocation I	36,631	(25,406)	11,225
Balanced Allocation I	176,537	—	176,537
Growth Allocation I	119,144	—	119,144
Aggressive Allocation I	80,599	(8,286)	72,313
Money Market	588,081	—	588,081
Low-Duration Bond	471,329	(291,899)	179,430
Medium-Duration Bond	900,801	(420,847)	479,954
Extended-Duration Bond	505,567	(74,556)	431,011
Inflation Protected Bond	116,902	(13,455)	103,447
Global Bond	178,305	(19,060)	159,245
Equity Index	271,389	(96,570)	174,819
Real Estate Securities	212,240	(4,072)	208,168
Value Equity	2,473,249	(64,079)	2,409,170
Growth Equity	2,917,024	(489,469)	2,427,555
Small Cap Equity	673,063	(114,340)	558,723
International Equity	3,099,430	(1,308,864)	1,790,566

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted a Shareholder Service Plan for the GS4 Class of each Select Fund. Under this Plan, the GS4 Class of each Select Fund is authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 Class of each Select Fund was authorized to pay service fees of 0.19% of average daily net assets for the period January 1, 2011 to April 30, 2011. As of May 1, 2011, the GS4 Class of each Select Fund is authorized to pay service fees of 0.24% of average daily net assets.

c. Expense Limitation

GSCM has agreed, through April 30, 2012, to waive fees and reimburse expenses of the GS2 Class and GS4 Class of each Fund (excluding interest, taxes, brokerage commissions, dividend expense on securities sold short and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

	For the Period January 1, 2011 to April 30, 2011		For the Period May 1, 2011 to June 30, 2011
Fund	GS2 Class	GS4 Class	GS2 Class	GS4 Class
MyDestination 2005	NA	0.20%	NA	0.20%
MyDestination 2015	NA	0.20%	NA	0.20%
MyDestination 2025	NA	0.20%	NA	0.20%
MyDestination 2035	NA	0.20%	NA	0.20%
MyDestination 2045	NA	0.20%	NA	0.20%
Conservative Allocation	NA	0.12%	NA	0.12%
Balanced Allocation	NA	0.12%	NA	0.12%

	For the Period January 1, 2011 to April 30, 2011		For the Period May 1, 2011 to June 30, 2011
Fund	GS2 Class	GS4 Class	GS2 Class	GS4 Class
Growth Allocation	NA	0.12%	NA	0.12%
Aggressive Allocation	NA	0.12%	NA	0.12%
Conservative Allocation I	0.15%	NA	0.15%	NA
Balanced Allocation I	0.15%	NA	0.15%	NA
Growth Allocation I	0.15%	NA	0.15%	NA
Aggressive Allocation I	0.15%	NA	0.15%	NA
Money Market	0.20%	0.39%	0.20%	0.39%
Low-Duration Bond	0.36%	0.52%	0.36%	0.57%
Medium-Duration Bond	0.48%	0.58%	0.48%	0.63%
Extended-Duration Bond	0.63%	0.69%	0.63%	0.75%
Inflation Protected Bond	NA	0.67%	NA	0.67%
Global Bond	NA	1.02%	NA	1.02%
Equity Index	0.23%	0.37%	0.23%	0.38%
Real Estate Securities	NA	1.29%	NA	1.29%
Value Equity	0.74%	0.85%	0.74%	0.94%
Growth Equity	0.88%	0.97%	0.88%	1.06%
Small Cap Equity	1.12%	1.15%	1.12%	1.21%
International Equity	0.94%	1.12%	0.94%	1.18%
Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2011, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class			GS4 Class
	2009	2010	2011	2009	2010	2011
MyDestination 2005	NA	NA	NA	$34,663	$37,982	$37,552
MyDestination 2035	NA	NA	NA	42,923	29,344	13,453
MyDestination 2045	NA	NA	NA	60,981	53,661	31,239
Conservative Allocation	NA	NA	NA	94,137	85,986	64,640
Balanced Allocation	NA	NA	NA	97,716	44,858	57,097
Growth Allocation	NA	NA	NA	102,990	65,662	56,675
Aggressive Allocation	NA	NA	NA	116,674	59,666	55,665
Conservative Allocation I	$41,261	$33,009	$25,406	NA	NA	NA
Aggressive Allocation I	14,709	7,100	8,286	NA	NA	NA
Low-Duration Bond	62,697	55,742	24,780	480,368	468,377	222,208
Medium-Duration Bond	21,118	962	11,273	829,796	799,436	322,609
Extended-Duration Bond	NA	NA	NA	112,701	108,124	64,525
Inflation Protected Bond	NA	NA	NA	NA	NA	NA
Equity Index	NA	NA	NA	152,180	128,840	87,166
Value Equity	NA	NA	NA	233,562	159,664	28,595
Growth Equity	NA	NA	NA	990,164	1,049,330	443,095
Small Cap Equity	NA	NA	NA	244,965	188,066	86,217
International Equity	451,372	483,790	239,256	2,302,219	2,260,849	1,025,235

During the six months ended June 30, 2011, GSCM recaptured the following amounts:

	GS2 Class	GS4 Class
Growth Equity	$8,395	NA

d. Brokerage Service Arrangements

The Adviser directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds shown below.

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$35,769
Growth Equity	44,382
Small Cap Equity	17,450
International Equity	28,121

e. Administrator, Transfer Agent and Distributor

Certain employees of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) are officers of the Funds. BNY Mellon serves as Administrator and Transfer Agent of the Funds.

For its services as Administrator, BNY Mellon is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, BNY Mellon receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2011, BNY Mellon received $1,589,299 in aggregate fees and expenses for services rendered under the various agreements described above. BNY Mellon Distributors Inc. (the “Distributor”), serves as the Underwriter for the Funds. The Funds do not pay any fees to the Distributor in its capacity as Underwriter. The fees are paid by GSCM.

f. Investments in Affiliates

A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the six months ended June 30, 2011 is as follows:

	Balance at 12/31/10	Balance at 06/30/11	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2005 Fund
Money Market Fund	$1,446,944	$3,739,203	$11,319,618	$9,027,360	$—	$—
Low-Duration Bond Fund	11,993,701	14,085,135	2,139,900	210,000	55,760	—
Medium-Duration Bond Fund	9,809,284	10,428,732	740,810	420,000	78,253	—
Extended-Duration Bond Fund	41,460	—	—	41,520	237	—
Inflation Protected Bond Fund	8,088,222	8,646,896	733,000	576,500	169,924	60,300
Global Bond Fund	539,551	289,075	6,500	285,780	12,655	—
Equity Index Fund	1,194,173	833,547	115,000	531,000	8,081	5,729
Real Estate Securities Fund	1,612,846	1,646,177	132,000	286,500	3,911	—
Value Equity Fund	6,121,558	5,884,856	627,500	1,282,000	60,940	—
Growth Equity Fund	6,105,156	5,979,271	590,500	1,029,500	—	—
Small Cap Equity Fund	1,612,667	1,567,124	197,470	414,500	—	—
International Equity Fund	6,456,267	6,253,753	676,195	1,182,780	—	—

	$55,021,829	$59,353,769	$17,278,493	$15,287,440	$389,761	$66,029

	Balance at 12/31/10	Balance at 06/30/11	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2015 Fund
Money Market Fund	$4,387,484	$24,613,093	$39,049,231	$18,823,621	$224	$—
Low-Duration Bond Fund	17,164,782	20,057,493	3,170,000	510,000	79,123	—
Medium-Duration Bond Fund	27,311,201	31,359,690	3,667,500	480,000	227,447	—
Extended-Duration Bond Fund	10,190,119	10,859,319	712,000	455,500	221,437	42,988
Inflation Protected Bond Fund	26,156,179	30,249,330	4,259,500	1,510,500	578,274	199,011
Global Bond Fund	10,702,898	11,550,641	508,000	240,500	293,618	—
Equity Index Fund	6,630,569	4,836,638	500,860	2,582,500	46,891	33,242
Real Estate Securities Fund	13,706,233	15,255,235	778,000	874,500	36,241	—
Value Equity Fund	38,315,149	37,282,748	2,284,000	5,829,500	386,077	—
Growth Equity Fund	37,854,982	37,888,497	3,736,100	5,622,500	—	—
Small Cap Equity Fund	10,812,318	10,368,971	447,500	2,012,500	—	—
International Equity Fund	39,170,524	40,094,926	3,400,545	4,260,500	—	—

	$242,402,438	$274,416,581	$62,513,236	$43,202,121	$1,869,332	$275,241

MyDestination 2025 Fund
Money Market Fund	$3,800,041	$22,179,430	$35,878,303	$17,498,915	$232	$—
Low-Duration Bond Fund	2,286,679	3,288,970	969,000	—	11,988	—
Medium-Duration Bond Fund	17,831,697	21,334,562	3,812,000	893,500	153,555	—
Extended-Duration Bond Fund	16,886,834	18,321,945	2,289,500	1,565,500	374,252	73,593
Inflation Protected Bond Fund	2,296,373	3,982,217	1,591,500	50,000	65,611	19,379
Global Bond Fund	16,204,972	18,047,550	1,844,500	892,000	453,997	—
Equity Index Fund	7,476,167	5,683,934	842,000	2,967,000	55,105	39,066
Real Estate Securities Fund	15,487,104	17,531,995	793,500	594,000	41,650	—
Value Equity Fund	44,925,330	47,940,019	3,926,680	4,003,500	496,437	—
Growth Equity Fund	44,322,232	48,760,666	6,408,700	4,469,000	—	—
Small Cap Equity Fund	15,170,770	16,150,774	1,519,000	2,195,000	—	—
International Equity Fund	47,547,848	52,826,394	5,413,920	2,455,000	—	—

	$234,236,047	$276,048,456	$65,288,603	$37,583,415	$1,652,827	$132,038

MyDestination 2035 Fund
Money Market Fund	$2,254,225	$3,054,653	$24,240,296	$23,439,868	$—	$—
Medium-Duration Bond Fund	2,685,978	3,089,788	721,000	407,500	23,007	—
Extended-Duration Bond Fund	2,716,597	3,093,406	557,000	303,000	62,595	12,181
Global Bond Fund	4,859,225	6,918,951	1,779,500	—	146,773	—
Equity Index Fund	4,003,220	3,140,928	598,000	1,638,000	30,175	21,392
Real Estate Securities Fund	7,808,060	8,978,460	434,000	200,000	21,279	—
Value Equity Fund	24,439,112	29,336,954	3,126,850	16,500	301,511	—
Growth Equity Fund	24,472,766	29,331,430	3,730,750	401,500	—	—
Small Cap Equity Fund	9,584,676	10,991,283	769,000	453,000	—	—
International Equity Fund	26,840,516	33,879,053	6,115,040	495,000	—	—

	$109,664,375	$131,814,906	$42,071,436	$27,354,368	$585,340	$33,573

	Balance at 12/31/10	Balance at 06/30/11	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2045 Fund
Money Market Fund	$2,192,973	$1,987,131	$11,949,770	$12,155,611	$—	$—
Global Bond Fund	—	349,997	344,500	—	4,049	—
Equity Index Fund	3,597,917	2,798,746	655,500	1,611,000	27,134	19,236
Real Estate Securities Fund	7,480,868	8,382,213	734,000	710,000	19,913	—
Value Equity Fund	17,371,474	21,422,727	3,777,340	996,000	221,940	—
Growth Equity Fund	17,253,914	21,812,065	3,942,350	480,000	—	—
Small Cap Equity Fund	7,258,225	7,524,655	1,209,500	1,705,000	—	—
International Equity Fund	19,774,485	24,335,823	4,648,846	1,104,000	—	—

	$74,929,856	$88,613,357	$27,261,806	$18,761,611	$273,036	$19,236

Conservative Allocation Fund
Money Market Fund	$9,896,880	$11,541,879	$22,196,443	$20,551,444	$—	$—
Low-Duration Bond Fund	151,420,411	159,422,552	7,804,430	1,749,728	648,742	—
Inflation Protected Bond Fund	37,948,411	40,319,918	1,188,000	637,657	781,092	274,357
Equity Index Fund	3,979,058	2,872,729	122,000	1,408,037	27,851	19,744
Value Equity Fund	17,850,550	18,077,706	545,000	1,540,241	187,201	—
Growth Equity Fund	17,783,462	18,613,143	1,285,000	1,440,203	—	—
Small Cap Equity Fund	4,371,878	4,396,926	73,000	508,042	—	—
International Equity Fund	19,379,706	19,206,127	194,000	1,244,127	—	—

	$262,630,356	$274,450,980	$33,407,873	$29,079,479	$1,644,886	$294,101

Balanced Allocation Fund
Money Market Fund	$15,760,681	$60,850,570	$78,831,302	$33,741,414	$965	$—
Low-Duration Bond Fund	159,599,982	165,460,147	3,840,000	—	675,884	—
Medium-Duration Bond Fund	230,733,468	240,038,590	2,950,000	400,000	1,780,249	—
Extended-Duration Bond Fund	91,023,291	95,062,443	4,900,000	4,500,000	1,976,530	384,837
Global Bond Fund	53,160,144	56,190,508	1,800,000	1,620,000	1,443,114	—
Equity Index Fund	34,267,563	23,627,553	500,000	12,650,000	233,050	165,216
Value Equity Fund	158,863,675	155,217,420	—	14,400,000	1,607,335	—
Growth Equity Fund	155,709,280	158,321,650	600,000	6,600,000	—	—
Small Cap Equity Fund	37,898,076	38,516,049	—	3,400,000	—	—
International Equity Fund	165,142,915	168,333,344	—	4,500,000	—	—

	$1,102,159,075	$1,161,618,274	$93,421,302	$81,811,414	$7,717,127	$550,053

	Balance at 12/31/10	Balance at 06/30/11	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Growth Allocation Fund
Money Market Fund	$15,088,874	$15,068,297	$26,904,148	$26,924,724	$726	$—
Low-Duration Bond Fund	58,594,392	62,299,694	2,956,000	—	252,900	—
Medium-Duration Bond Fund	85,978,945	89,292,134	1,000,000	200,000	662,981	—
Extended-Duration Bond Fund	33,698,549	34,851,310	2,700,000	2,950,000	746,613	146,049
Global Bond Fund	19,930,270	21,073,191	600,000	525,000	539,106	—
Equity Index Fund	38,863,303	26,631,041	—	13,939,000	258,186	183,035
Value Equity Fund	179,562,544	186,197,717	4,100,000	10,200,000	1,928,148	—
Growth Equity Fund	176,092,878	188,323,931	4,500,000	2,700,000	—	—
Small Cap Equity Fund	42,821,695	45,680,763	—	1,845,000	—	—
International Equity Fund	184,994,524	202,160,495	8,000,000	—	—	—

	$835,625,974	$871,578,573	$50,760,148	$59,283,724	$4,388,660	$329,084

Aggressive Allocation Fund
Money Market Fund	$17,614,735	$14,449,087	$22,366,170	$25,531,818	$716	$—
Equity Index Fund	45,524,758	31,138,708	8,445,000	16,383,000	301,887	214,016
Value Equity Fund	207,607,061	217,332,680	—	4,969,000	2,250,562	—
Growth Equity Fund	202,007,163	222,523,293	—	—	—	—
Small Cap Equity Fund	51,156,592	53,410,328	—	3,358,000	—	—
International Equity Fund	219,098,245	237,589,471	13,765,000	6,300,000	—	—

	$743,008,554	$776,443,567	$44,576,170	$56,541,818	$2,553,165	$214,016

Conservative Allocation Fund I
Money Market Fund	$1,137,030	$3,447,726	$9,026,796	$6,716,099	$802	$—
Low-Duration Bond Fund	42,348,640	44,206,469	2,892,587	1,598,000	317,490	—
Inflation Protected Bond Fund	10,610,228	11,180,576	759,657	686,000	214,649	75,722
Equity Index Fund	1,113,015	799,241	78,035	442,000	16,046	10,409
Value Equity Fund	4,992,861	5,019,806	444,263	760,000	111,390	—
Growth Equity Fund	4,971,544	5,162,480	588,193	670,000	—	—
Small Cap Equity Fund	1,225,339	1,219,410	83,048	216,000	—	—
International Equity Fund	5,423,583	5,324,065	321,143	665,000	—	—

	$71,822,240	$76,359,773	$14,193,722	$11,753,099	$660,377	$86,131

Balanced Allocation Fund I
Money Market Fund	$2,747,513	$17,410,328	$28,005,289	$13,342,474	$2,708	$—
Low-Duration Bond Fund	50,122,605	51,261,342	1,480,000	1,000,000	371,520	—
Medium-Duration Bond Fund	72,518,533	74,380,692	844,000	1,100,000	1,118,019	—
Extended-Duration Bond Fund	28,558,045	29,536,104	1,436,000	1,624,000	1,517,109	281,560
Global Bond Fund	16,685,078	17,409,048	608,000	769,000	447,155	—
Equity Index Fund	10,753,267	7,315,170	188,000	4,104,000	149,334	96,872
Value Equity Fund	49,869,304	48,048,864	232,000	5,464,000	1,066,244	—
Growth Equity Fund	48,872,324	49,041,662	440,000	2,980,000	—	—
Small Cap Equity Fund	11,898,428	11,929,296	80,000	1,304,000	—	—
International Equity Fund	51,884,281	52,132,957	280,000	2,456,000	—	—

	$343,909,378	$358,465,463	$33,593,289	$34,143,474	$4,672,089	$378,432

	Balance at 12/31/10	Balance at 06/30/11	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Growth Allocation Fund I
Money Market Fund	$2,983,368	$4,804,246	$10,390,931	$8,570,053	$2,226	$—
Low-Duration Bond Fund	16,346,241	17,328,951	907,000	144,000	124,470	—
Medium-Duration Bond Fund	24,007,290	24,856,986	540,000	400,000	373,278	—
Extended-Duration Bond Fund	9,393,510	9,697,987	796,000	896,000	515,973	95,934
Global Bond Fund	5,555,730	5,855,930	192,000	189,000	149,642	—
Equity Index Fund	10,837,035	7,407,596	120,000	4,028,000	148,230	96,156
Value Equity Fund	50,083,969	51,791,701	1,128,000	3,000,000	1,139,672	—
Growth Equity Fund	49,105,636	52,435,464	1,312,000	892,000	—	—
Small Cap Equity Fund	11,945,987	12,708,207	52,000	600,000	—	—
International Equity Fund	51,638,527	56,272,595	2,636,000	588,000	—	—

	$231,897,293	$243,159,663	$18,073,931	$19,307,053	$2,453,491	$192,090

Aggressive Allocation Fund I
Money Market Fund	$2,697,371	$2,112,171	$6,616,230	$7,201,430	$—	$—
Equity Index Fund	9,675,471	6,561,965	92,000	3,632,000	131,744	85,461
Value Equity Fund	44,137,128	45,832,737	304,000	1,764,000	1,018,636	—
Growth Equity Fund	42,940,300	46,916,448	1,828,000	412,000	—	—
Small Cap Equity Fund	10,879,974	11,254,643	64,000	876,000	—	—
International Equity Fund	46,619,540	50,073,738	2,792,000	1,692,000	—	—

	$156,949,784	$162,751,702	$11,696,230	$15,577,430	$1,150,380	$85,461

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At June 30, 2011, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$44,137,504	$51,917,671	$—	$51,917,671
Low-Duration Bond	120,492,797	97,023,548	5,148,210	102,171,758
Medium-Duration Bond	83,989,194	98,995,617	2,297,871	101,293,488
Extended-Duration Bond	43,715,470	45,361,796	1,156,575	46,518,371
Inflation Protected Bond	56,688,068	51,391,241	9,856,517	61,247,758
Global Bond	32,045,209	28,691,757	3,416,307	32,108,064
Equity Index	25,634,525	24,719,987	85,627	24,805,614
Real Estate Securities	61,463,354	59,668,352	—	59,668,352
Value Equity	90,241,251	84,857,238	73,278	84,930,516
Growth Equity	198,454,577	128,920,885	575,211	129,496,096
Small Cap Equity	230,038,444	231,916,927	1,110,416	233,027,343
International Equity	61,634,949	56,992,898	5,098,902	62,091,800

5. 10% SHAREHOLDERS

The Date Target and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2011, the Date Target and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	Low- Duration Bond	Medium- Duration Bond	Extended- Duration Bond	Inflation Protected Bond	Global Bond	Equity Index	Real Estate Securities	Value Equity	Growth Equity	Small Cap Equity	International Equity
MyDestination 2005	1.73%	0.96%	—	6.63%	0.16%	0.20%	1.02%	0.40%	0.41%	0.29%	0.43%
MyDestination 2015	2.46	2.88	2.18%	23.21	6.57	1.16	9.48	2.54	2.62	1.90	2.78
MyDestination 2025	0.40	1.96	3.67	3.06	10.26	1.36	10.90	3.26	3.37	2.97	3.66
MyDestination 2035	—	0.28	0.62	—	3.93	0.75	5.58	2.00	2.03	2.02	2.35
MyDestination 2045	—	—	—	—	0.20	0.67	5.21	1.46	1.51	1.38	1.69
Conservative Allocation	19.58	—	—	30.93	—	0.69	—	1.23	1.29	0.81	1.33
Balanced Allocation	20.32	22.03	19.05	—	31.95	5.67	—	10.56	10.95	7.07	11.67
Growth Allocation	7.65	8.19	6.99	—	11.98	6.39	—	12.67	13.02	8.39	14.02
Aggressive Allocation	—	—	—	—	—	7.47	—	14.79	15.39	9.81	16.47
Conservative Allocation I	8.28	—	—	8.58	—	0.37	—	0.68	0.57	0.34	0.48
Balanced Allocation I	9.60	12.94	14.39	—	9.90	3.38	—	6.50	5.38	3.30	4.69
Growth Allocation I	3.24	4.33	4.72	—	3.33	3.43	—	7.01	5.75	3.51	5.06
Aggressive Allocation I	—	—	—	—	—	3.04	—	6.20	5.15	3.11	4.50

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$6,415,102	$6,260,081	$—	$—
MyDestination 2015	25,608,354	24,378,500	5,220,805	8,068,837
MyDestination 2025	31,194,934	20,084,500	4,175,902	5,408,354
MyDestination 2035	18,450,882	3,914,500	826,853	1,039,284
MyDestination 2045	15,604,208	6,606,000	—	—
Conservative Allocation	13,150,151	8,528,036	—	—
Balanced Allocation	22,856,215	48,070,000	20,937,154	38,941,511
Growth Allocation	28,573,017	32,359,000	8,946,798	14,522,086
Aggressive Allocation	24,976,465	31,010,000	—	—
Conservative Allocation I	5,503,124	5,037,000	—	—
Balanced Allocation I	25,848,342	20,801,000	11,657,892	11,701,740
Growth Allocation I	10,326,355	10,737,000	2,904,695	3,987,740
Aggressive Allocation I	10,173,697	8,376,000	—	—
Low-Duration Bond	495,045,982	418,252,034	298,810,152	287,963,245
Medium-Duration Bond	2,495,594,613	2,535,761,884	238,567,907	243,045,969
Extended-Duration Bond	61,452,727	86,898,796	28,808,396	29,011,840
Inflation Protected Bond	—	—	68,086,355	59,324,915
Global Bond	57,790,107	55,839,325	465,000	3,313,753
Equity Index	7,041,697	73,266,325	—	—
Real Estate Securities	64,268,107	60,869,361	—	—
Value Equity	236,419,521	263,348,816	—	—

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
Growth Equity	$407,477,812	$429,872,789	$—	$—
Small Cap Equity	409,640,417	418,630,107	32,614,262	418,630,107
International Equity	714,561,228	725,627,779	—	—

Futures Contracts

Investments as of June 30, 2011, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
5-Year U.S. Treasury Note	10/2011	9	$1,072,758	GSC	$(5,845)
MSCI EAFE Index E-Mini	09/2011	5	428,975	GSC	23,649
MSCI Emerging Markets E-Mini	09/2011	2	115,600	GSC	5,653
S&P 500® E-Mini	09/2011	20	1,315,500	GSC	50,746

			$2,932,833		$74,203

MyDestination 2015 Fund
5-Year U.S. Treasury Note	10/2011	93	$11,085,164	GSC	$(54,348)
MSCI EAFE Index E-Mini	09/2011	30	2,573,850	GSC	135,605
MSCI Emerging Markets E-Mini	09/2011	14	809,200	GSC	39,573
S&P 500® E-Mini	09/2011	150	9,866,250	GSC	398,119

			$24,334,464		$518,949

MyDestination 2025 Fund
10-Year U.S. Treasury Note	09/2011	85	$10,397,891	GSC	$(105,484)
MSCI EAFE Index E-Mini	09/2011	35	3,002,825	GSC	164,239
MSCI Emerging Markets E-Mini	09/2011	14	809,200	GSC	39,573
S&P 500® E-Mini	09/2011	150	9,866,250	GSC	387,027

			$24,076,166		$485,355

MyDestination 2035 Fund
10-Year U.S. Treasury Note	09/2011	2	$244,656	GSC	$1,813
MSCI EAFE Index E-Mini	09/2011	7	600,565	GSC	19,999
MSCI Emerging Markets E-Mini	09/2011	3	173,400	GSC	5,338
S&P 500® E-Mini	09/2011	24	1,578,600	GSC	33,800

			$2,597,221		$60,950

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	09/2011	4	$343,180	GSC	$12,049
MSCI Emerging Markets E-Mini	09/2011	3	173,400	GSC	5,337
S&P 500® E-Mini	09/2011	25	1,644,375	GSC	45,338

			$2,160,955		$62,724

Conservative Allocation Fund
2-Year U.S. Treasury Note	10/2011	28	$6,141,625	GSC	$(281)
MSCI EAFE Index E-Mini	09/2011	11	943,745	GSC	52,028
MSCI Emerging Markets E-Mini	09/2011	6	346,800	GSC	16,959
S&P 500® E-Mini	09/2011	53	3,486,075	GSC	137,496

			$10,918,245		$206,202

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Balanced Allocation Fund
10-Year U.S. Treasury Note	09/2011	63	$7,706,672	GSC	$(29,983)
5-Year U.S. Treasury Note	10/2011	107	12,753,898	GSC	(16,456)
Long U.S. Treasury Bond	09/2011	42	5,167,313	GSC	(65,594)
MSCI EAFE Index E-Mini	09/2011	85	7,292,575	GSC	397,127
MSCI Emerging Markets E-Mini	09/2011	43	2,485,400	GSC	121,545
S&P 500® E-Mini	09/2011	338	22,231,950	GSC	879,754

			$57,637,808		$1,286,393

Growth Allocation Fund
10-Year U.S. Treasury Note	09/2011	8	$978,625	GSC	$1,250
5-Year U.S. Treasury Note	10/2011	14	1,668,735	GSC	8,464
Long U.S. Treasury Bond	09/2011	5	615,156	GSC	(2,188)
MSCI EAFE Index E-Mini	09/2011	33	2,831,235	GSC	98,712
MSCI Emerging Markets E-Mini	09/2011	15	867,000	GSC	26,688
S&P 500® E-Mini	09/2011	130	8,550,750	GSC	212,025

			$15,511,501		$344,951

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	09/2011	40	$3,431,800	GSC	$120,487
MSCI Emerging Markets E-Mini	09/2011	22	1,271,600	GSC	38,536
S&P 500® E-Mini	09/2011	166	10,918,650	GSC	278,050

			$15,622,050		$437,073

Conservative Allocation Fund I
2-Year U.S. Treasury Note	10/2011	8	$1,754,750	GSC	$328
MSCI EAFE Index E-Mini	09/2011	3	257,385	GSC	14,189
MSCI Emerging Markets E-Mini	09/2011	2	115,600	GSC	5,653
S&P 500® E-Mini	09/2011	16	1,052,400	GSC	42,646

			$3,180,135		$62,816

Balanced Allocation Fund I
10-Year U.S. Treasury Note	09/2011	19	$2,324,234	GSC	$(12,140)
5-Year U.S. Treasury Note	10/2011	31	3,695,055	GSC	(10,083)
Long U.S. Treasury Bond	09/2011	11	1,353,344	GSC	(19,891)
MSCI EAFE Index E-Mini	09/2011	23	1,973,285	GSC	108,786
MSCI Emerging Markets E-Mini	09/2011	13	751,400	GSC	36,746
S&P 500® E-Mini	09/2011	98	6,445,950	GSC	252,336

			$16,543,268		$355,754

Growth Allocation Fund I
10-Year U.S. Treasury Note	09/2011	2	$244,656	GSC	$1,813
5-Year U.S. Treasury Note	10/2011	4	476,781	GSC	2,543
Long U.S. Treasury Bond	09/2011	2	246,063	GSC	(3,734)
MSCI EAFE Index E-Mini	09/2011	10	857,950	GSC	24,327
MSCI Emerging Markets E-Mini	09/2011	5	289,000	GSC	8,896
S&P 500® E-Mini	09/2011	41	2,696,775	GSC	75,607

			$4,811,225		$109,452

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	09/2011	6	$514,770	GSC	$18,073
MSCI Emerging Markets E-Mini	09/2011	4	231,200	GSC	7,117
S&P 500® E-Mini	09/2011	25	1,644,375	GSC	45,836

			$2,390,345		$71,026

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Low Duration Bond Fund
90-Day EURIBOR	09/2011	264	$94,054,642	CITI	$42,190
90-Day Euro	06/2012	2	496,925	CITI	3,507
90-Day Euro	09/2012	2	495,900	CITI	4,357
90-Day Euro	03/2013	2	493,400	CITI	4,945
90-Day Euro	06/2013	3	738,113	CITI	6,967
90-Day Euro	09/2013	2	490,775	CITI	4,845
90-Day Euro	12/2013	2	489,425	CITI	4,720
Euro-BOBL	09/2011	125	21,132,428	CITI	(3,156)
90-Day Euro	03/2012	(3)	(746,363)	CITI	(6,146)
90-Day Euro	09/2011	(1)	(249,138)	CITI	(378)
90-Day Euro	12/2011	(1)	(248,950)	CITI	(428)
5-Year U.S. Treasury Note	10/2011	(42)	(5,006,203)	CS	(25,921)
90-Day Euro	03/2012	14	3,483,025	GSC	12,825
90-Day Euro	09/2011	119	29,647,363	GSC	8,722
90-Day Euro	12/2011	252	62,735,400	GSC	175,687
10-Year U.S. Treasury Note	09/2011	(125)	(15,291,016)	GSC	(166,125)
2-Year U.S. Treasury Note	10/2011	(37)	(8,115,719)	GSC	(11,117)
5-Year U.S. Treasury Note	10/2011	(50)	(5,959,766)	GSC	(15,414)
2-Year U.S. Treasury Note	10/2011	292	64,048,375	UBS	67,883
90-Day Euro	06/2013	1	246,038	UBS	422
5-Year U.S. Treasury Note	10/2011	(142)	(16,925,734)	UBS	(2,835)

			$226,008,920		$105,550

Medium-Duration Bond Fund
10-Year U.S. Treasury Note	09/2011	8	$978,625	BAR	$(7,323)
Ultra Long U.S. Treasury Bond	09/2011	2	252,500	BAR	(2,921)
2-Year U.S. Treasury Note	10/2011	(42)	(9,212,438)	BAR	(20,105)
5-Year U.S. Treasury Note	10/2011	(41)	(4,887,008)	BAR	(25,641)
10-Year U.S. Treasury Note	09/2011	30	3,669,844	CITI	(28,733)
2-Year U.S. Treasury Note	10/2011	93	20,398,969	CITI	36,299
5-Year U.S. Treasury Note	10/2011	30	3,575,859	CITI	(26,036)
90-Day Euro	06/2012	3	745,388	CITI	(344)
90-Day Euro	09/2012	3	743,850	CITI	(794)
90-Day Euro	03/2013	3	740,100	CITI	(1,507)
90-Day Euro	06/2013	3	738,113	CITI	(1,732)
90-Day Euro	03/2012	3	746,363	CITI	(44)
90-Day Euro	09/2011	3	747,413	CITI	31
90-Day Euro	12/2011	3	746,850	CITI	31
90-Day Euro	12/2012	3	741,975	CITI	(1,132)
Long U.S. Treasury Bond	09/2011	3	369,094	CITI	(5)
Ultra Long U.S. Treasury Bond	09/2011	75	9,468,750	CITI	(127,815)
10-Year U.S. Treasury Note	09/2011	44	5,382,438	DEUT	(70,885)
5-Year U.S. Treasury Note	10/2011	(15)	(1,787,930)	DEUT	11,318
10-Year U.S. Treasury Note	09/2011	28	3,425,187	GSC	13,050
90-Day EURIBOR	09/2011	341	121,487,246	GSC	54,926
90-Day EURIBOR	03/2012	8	2,843,180	GSC	13,322
Euro-BOBL	09/2011	91	15,384,408	GSC	31,216
2-Year U.S. Treasury Note	10/2011	(4)	(877,375)	GSC	(826)
5-Year U.S. Treasury Note	10/2011	(63)	(7,509,305)	GSC	(29,064)
10-Year U.S. Treasury Note	09/2011	40	4,893,125	JPM	44,870
2-Year U.S. Treasury Note	10/2011	191	41,894,656	JPM	(54,034)
90-Day Euro	03/2012	41	10,200,288	JPM	40,338

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day Euro	12/2011	394	$98,086,300	JPM	$284,313
Euro-BOBL	09/2011	261	44,124,511	JPM	(42,753)
10-Year U.S. Treasury Note	09/2011	(125)	(15,291,016)	JPM	(166,126)
5-Year U.S. Treasury Note	10/2011	(13)	(1,549,539)	JPM	9,871
Long U.S. Treasury Bond	09/2011	(100)	(12,303,125)	JPM	91,691
5-Year U.S. Treasury Note	10/2011	(20)	(2,383,906)	MFG	16,052
10-Year U.S. Treasury Note	09/2011	18	2,201,906	MLCS	20,052
90-Day EURIBOR	09/2011	54	19,238,449	MLCS	23,563
90-Day Euro	09/2011	107	26,657,713	MLCS	7,842
Ultra Long U.S. Treasury Bond	09/2011	11	1,388,750	MLCS	(25,973)
5-Year U.S. Treasury Note	10/2011	(35)	(4,171,836)	MLCS	16,449
Ultra Long U.S. Treasury Bond	09/2011	1	126,250	MSCS	(886)
5-Year U.S. Treasury Note	10/2011	(32)	(3,814,250)	MSCS	(31,995)
5-Year U.S. Treasury Note	10/2011	(38)	(4,529,423)	RBS	24,486
2-Year U.S. Treasury Note	10/2011	(1)	(219,344)	UBS	(222)

			$373,461,605		$72,824

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	09/2011	15	$1,834,922	JPM	$(7,994)
10-Year U.S. Treasury Note	09/2011	39	4,770,797	UBS	(39,685)
2-Year U.S. Treasury Note	10/2011	(16)	(3,509,500)	UBS	(7,530)
5-Year U.S. Treasury Note	10/2011	(85)	(10,131,602)	UBS	(74,745)
Long U.S. Treasury Bond	09/2011	(36)	(4,429,125)	UBS	74,934
Ultra Long U.S. Treasury Bond	09/2011	(35)	(4,418,750)	UBS	76,273

			$(15,883,258)		$21,253

Global Bond Fund
10-Year U.S. Treasury Note	09/2011	(2)	$(244,656)	BAR	$2,837
5-Year U.S. Treasury Note	10/2011	(39)	(4,648,618)	BAR	(17,893)
10-Year U.S. Treasury Note	09/2011	(2)	(244,656)	GSC	(2,100)
5-Year U.S. Treasury Note	10/2011	(13)	(1,549,539)	GSC	(11,347)
Euro-Bund Future	09/2011	(16)	(2,911,453)	GSC	(9,348)
10-Year U.S. Treasury Note	09/2011	(3)	(366,984)	JPM	(3,564)
5-Year U.S. Treasury Note	10/2011	(33)	(3,933,446)	JPM	(30,530)
Long U.S. Treasury Bond	09/2011	3	369,094	MLCS	(4,025)
5-Year U.S. Treasury Note	10/2011	(6)	(715,172)	MLCS	(2,668)
5-Year U.S. Treasury Note	10/2011	(15)	(1,787,930)	MSCS	(14,822)
5-Year U.S. Treasury Note	10/2011	(1)	(119,195)	RBS	(214)

			$(16,152,555)		$(93,674)

Equity Index Fund
S&P 500®	09/2011	10	$3,288,750	GSC	$77,361
S&P 500® E-Mini	09/2011	119	7,827,225	GSC	233,075

			$11,115,975		$310,436

Real Estate Securities Fund
S&P® MidCap 400 E-Mini	09/2011	38	$3,710,700	GSC	$125,240

Value Equity Fund
S&P 500® E-Mini	09/2011	494	$32,492,850	GSC	$1,036,413

Growth Equity Fund
S&P 500® E-Mini	09/2011	905	$59,526,375	GSC	$1,662,644

Small Cap Equity Fund
10-Year U.S. Treasury Note	09/2011	24	$2,935,875	GSC	$(30,266)
90-Day EURIBOR	09/2011	11	3,918,943	GSC	4,578

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day EURIBOR	03/2012	3	$1,066,192	GSC	$4,996
Russell 2000® IMM-Mini	09/2011	768	63,390,721	GSC	2,793,050
Ultra Long U.S. Treasury Bond	09/2011	24	3,030,000	GSC	(69,547)
2-Year U.S. Treasury Note	10/2011	(16)	(3,509,500)	GSC	(7,120)
5-Year U.S. Treasury Note	10/2011	(50)	(5,959,765)	GSC	22,496
Long U.S. Treasury Bond	09/2011	(7)	(861,219)	GSC	5,985

			$64,011,247		$2,724,172

International Equity Fund
Hang Seng Index	07/2011	23	$3,314,469	BAR	$61,002
AEX Index	07/2011	(1)	(98,538)	BAR	(2,842)
ASX SPI 200 Index®	09/2011	(56)	(6,908,704)	BAR	(89,052)
OMX 30 Index	07/2011	(152)	(2,679,441)	BAR	(46,228)
S&P/TSE 60 Index	09/2011	(15)	(2,370,885)	BAR	(56,502)
CAC40 Index	07/2011	149	8,598,647	GSC	266,680
DAX Index	09/2011	22	5,895,364	GSC	149,229
FTSE 100 Index®	09/2011	140	13,262,554	GSC	289,767
IBEX 35	07/2011	6	893,848	GSC	19,084
MSC1 Singapore Index	07/2011	11	645,510	GSC	8,813
MSCI EAFE Index E-Mini	09/2011	327	28,054,964	GSC	1,053,594
S&P MIB Index	09/2011	35	5,129,608	GSC	15,898
TOPIX Index®	09/2011	46	4,853,984	GSC	58,464
MSCI Emerging Markets E-Mini	09/2011	188	10,866,400	JPM	375,915
Swiss Market Index Future	09/2011	(101)	(7,433,696)	JPM	44,675

			$62,024,084		$2,148,497

Forward Foreign Currency Contracts

As of June 30, 2011, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/27/11	U.S. Dollars	10,014,990	Euro	6,889,500	UBS	$31,866
07/27/11	U.S. Dollars	1,459	Euro	1,000	CITI	10
07/27/11	U.S. Dollars	1,766,989	Euro	1,204,500	CITI	21,627
07/27/11	U.S. Dollars	662,958	Euro	455,500	CITI	2,923
07/07/11	U.S. Dollars	8,434,965	United Kingdom Pounds	5,159,000	CITI	155,740
07/07/11	U.S. Dollars	446,047	United Kingdom Pounds	272,500	UBS	8,735
07/07/11	U.S. Dollars	1,235,325	United Kingdom Pounds	767,000	UBS	4,434
07/07/11	United Kingdom Pounds	6,012,000	U.S. Dollars	9,616,795	RBS	31,334
10/07/11	U.S. Dollars	9,606,376	United Kingdom Pounds	6,012,000	RBS	(30,698)
08/02/11	U.S. Dollars	8,645	Brazilian Reals	13,976	UBS	(239)
08/02/11	Brazilian Reals	13,976	U.S. Dollars	8,740	BAR	144
09/02/11	U.S. Dollars	8,685	Brazilian Reals	13,976	BAR	(138)
09/19/11	U.S. Dollars	15,879,889	Canadian Dollars	15,660,000	RBC	(323,578)
09/19/11	Canadian Dollars	191,000	U.S. Dollars	194,227	BNP	3,401

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
02/01/13	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	522,229	DEUT	$(7,524)
02/01/13	Chinese Yuan Renminbi	2,090,196	U.S. Dollars	332,146	DEUT	(7,058)
02/13/12	Chinese Yuan Renminbi	5,083,996	U.S. Dollars	789,747	CITI	3,247
02/13/12	Chinese Yuan Renminbi	2,482,791	U.S. Dollars	385,347	DEUT	1,915
02/13/12	Chinese Yuan Renminbi	2,619,822	U.S. Dollars	406,300	BAR	2,336
02/13/12	Chinese Yuan Renminbi	2,496,098	U.S. Dollars	387,172	CITI	2,166
02/13/12	Chinese Yuan Renminbi	8,799,062	U.S. Dollars	1,367,801	BAR	4,664
02/13/12	Chinese Yuan Renminbi	3,029,001	U.S. Dollars	471,000	JPM	1,459
02/13/12	Chinese Yuan Renminbi	7,223,298	U.S. Dollars	1,124,074	CITI	2,606
02/13/12	Chinese Yuan Renminbi	2,526,343	U.S. Dollars	392,076	JPM	1,979
02/13/12	Chinese Yuan Renminbi	2,388,307	U.S. Dollars	370,654	DEUT	1,871
02/13/12	Chinese Yuan Renminbi	1,994,287	U.S. Dollars	309,696	UBS	1,370
02/13/12	Chinese Yuan Renminbi	567,800	U.S. Dollars	87,461	DEUT	1,103
11/04/11	Chinese Yuan Renminbi	2,490,150	U.S. Dollars	390,000	DEUT	(3,456)
02/01/13	Chinese Yuan Renminbi	1,254,600	U.S. Dollars	200,000	GSC	(4,872)
02/01/13	Chinese Yuan Renminbi	319,176	U.S. Dollars	50,832	JPM	(1,191)
07/18/11	U.S. Dollars	14,252,316	Euro	9,882,000	CS	(70,743)
07/18/11	Euro	113,000	U.S. Dollars	167,325	RBS	(3,541)
07/18/11	Euro	565,000	U.S. Dollars	823,502	RBC	(4,586)
07/18/11	Euro	924,000	U.S. Dollars	1,305,351	CITI	33,903
09/19/11	U.S. Dollars	15,896,460	Canadian Dollars	15,660,000	DEUT	(307,008)
07/18/11	Euro	533,000	U.S. Dollars	777,101	HSBC	(4,566)
01/11/12	Taiwan Dollars	36,726,480	U.S. Dollars	1,281,454	BAR	3,055
09/13/11	U.S. Dollars	1,353,019	United Kingdom Pounds	824,000	UBS	31,791
08/12/11	South Korean Won	2,172,283,300	U.S. Dollars	1,978,130	JPM	50,926
08/08/11	Norwegian Krone	3,585,000	U.S. Dollars	679,775	DEUT	(16,965)
09/09/11	Singapore Dollars	235,045	U.S. Dollars	189,099	RBS	2,276
07/11/11	U.S. Dollars	7,014,533	Canadian Dollars	6,866,000	RBS	(102,521)
07/28/11	Canadian Dollars	927,000	U.S. Dollars	945,407	RBC	15,065
07/28/11	Canadian Dollars	894,000	U.S. Dollars	925,523	RBC	758
07/11/11	U.S. Dollars	9,384,666	Euro	6,434,000	CITIG	57,295
07/11/11	U.S. Dollars	1,118,059	Euro	790,000	CITI	(27,205)
07/11/11	U.S. Dollars	2,449,595	United Kingdom Pounds	1,493,000	HKSB	53,734
07/28/11	Singapore Dollars	1,150,000	U.S. Dollars	923,769	MSCS	12,499

						$(369,657)

Medium-Duration Bond Fund
09/21/11	Australian Dollars	51,000	U.S. Dollars	48,350	WEST	$322
09/21/11	Australian Dollars	221,803	U.S. Dollars	210,310	CITI	1,437
09/21/11	U.S. Dollars	49,923	Australian Dollars	52,000	MLCS	(1,015)
09/21/11	U.S. Dollars	196,413	Australian Dollars	205,000	UBS	(3,569)
09/21/11	U.S. Dollars	40,665	Australian Dollars	42,000	WEST	(1,189)
09/21/11	Canadian Dollars	107,223	U.S. Dollars	109,000	RBS	1,938
09/21/11	Canadian Dollars	176,004	U.S. Dollars	179,991	RBS	2,112
09/21/11	Canadian Dollars	54,000	U.S. Dollars	55,410	RBS	461
09/21/11	U.S. Dollars	54,138	Canadian Dollars	53,000	RBS	(698)
09/21/11	U.S. Dollars	137,000	Canadian Dollars	134,557	RBS	(2,219)
09/21/11	U.S. Dollars	79,000	Switzerland Francs	66,120	DEUT	311
09/21/11	U.S. Dollars	230,772	Switzerland Francs	191,596	SS	2,756
09/21/11	Switzerland Francs	91,689	U.S. Dollars	108,991	UBS	127

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/11	U.S. Dollars	110,203	Switzerland Francs	92,333	UBS	$318
09/21/11	U.S. Dollars	92,134	Switzerland Francs	76,330	DEUT	1,295
09/21/11	Euro	43,479	U.S. Dollars	63,549	UBS	(649)
09/21/11	Euro	157,174	U.S. Dollars	230,772	SS	(3,393)
09/21/11	U.S. Dollars	109,998	Euro	75,000	MLCS	1,498
09/21/11	U.S. Dollars	108,991	Euro	75,000	UBS	491
09/21/11	U.S. Dollars	217,563	Euro	151,000	CITI	(884)
07/27/11	U.S. Dollars	3,167,486	Euro	2,217,905	DEUT	(46,336)
09/21/11	Euro	77,000	U.S. Dollars	110,203	UBS	1,190
09/21/11	U.S. Dollars	108,890	Euro	76,000	DEUT	(1,057)
09/21/11	Euro	64,000	U.S. Dollars	92,134	DEUT	453
09/21/11	U.S. Dollars	110,120	Euro	76,000	DEUT	173
09/21/11	U.S. Dollars	90,985	Euro	63,000	CITI	(155)
09/21/11	Euro	75,000	U.S. Dollars	109,183	MLCS	(683)
09/21/11	United Kingdom Pounds	66,359	U.S. Dollars	108,877	DEUT	(2,484)
09/21/11	U.S. Dollars	161,325	United Kingdom Pounds	101,000	DEUT	(606)
09/21/11	U.S. Dollars	261,567	Japanese Yen	20,959,396	BAR	1,091
09/21/11	U.S. Dollars	55,410	Japanese Yen	4,420,818	RBS	470
09/21/11	Japanese Yen	4,341,351	U.S. Dollars	54,138	RBS	(186)
09/21/11	Japanese Yen	13,049,604	U.S. Dollars	161,325	DEUT	851
07/26/11	U.S. Dollars	916,931	Mexican Pesos	10,759,267	CS	141
07/26/11	Mexican Pesos	2,868,100	U.S. Dollars	246,623	MSCS	(2,234)
09/21/11	Norwegian Krone	1,376,920	U.S. Dollars	255,962	JPM	(2,148)
09/21/11	U.S. Dollars	175,000	Norwegian Krone	979,298	UBS	(5,518)
09/21/11	Norwegian Krone	544,876	U.S. Dollars	99,000	HKSB	1,439
09/21/11	Norwegian Krone	473,430	U.S. Dollars	87,000	HSBC	270
09/21/11	U.S. Dollars	108,359	New Zealand Dollars	135,000	MLCS	(2,849)
09/21/11	U.S. Dollars	188,909	New Zealand Dollars	232,220	WEST	(2,386)
09/21/11	New Zealand Dollars	133,154	U.S. Dollars	109,998	MLCS	(311)
09/21/11	New Zealand Dollars	133,000	U.S. Dollars	109,120	WEST	441
09/21/11	New Zealand Dollars	133,000	U.S. Dollars	108,082	MLCS	1,479
09/21/11	Swedish Kronor	1,234,591	U.S. Dollars	199,498	MLCS	(5,278)
09/21/11	U.S. Dollars	62,000	Swedish Kronor	394,827	HKSB	(112)
09/21/11	U.S. Dollars	44,000	Swedish Kronor	281,080	HSBC	(218)
09/21/11	U.S. Dollars	193,277	Swedish Kronor	1,263,238	HKSB	(5,449)
09/21/11	U.S. Dollars	55,000	Swedish Kronor	356,054	RBS	(1,013)
09/21/11	Swedish Kronor	701,556	U.S. Dollars	110,120	DEUT	246
07/07/11	U.S. Dollars	1,088,343	South African Rand	7,656,492	RBC	(42,802)
08/11/11	Brazilian Reals	65,520	U.S. Dollars	40,976	BAR	589
09/02/11	U.S. Dollars	40,716	Brazilian Reals	65,520	BAR	(647)
09/19/11	U.S. Dollars	7,248,368	Canadian Dollars	7,148,000	RBS	(147,697)
09/19/11	Canadian Dollars	313,000	U.S. Dollars	318,288	BNP	5,574
02/01/13	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	624,792	DEUT	(9,001)
02/01/13	Chinese Yuan Renminbi	4,127,477	U.S. Dollars	655,884	DEUT	(13,938)
02/13/12	Chinese Yuan Renminbi	6,402,937	U.S. Dollars	994,631	CITI	4,090
02/13/12	Chinese Yuan Renminbi	3,324,821	U.S. Dollars	515,636	BAR	2,965
02/13/12	Chinese Yuan Renminbi	3,167,798	U.S. Dollars	491,360	CITI	2,749
02/13/12	Chinese Yuan Renminbi	3,150,917	U.S. Dollars	489,045	DEUT	2,430
02/13/12	Chinese Yuan Renminbi	9,097,230	U.S. Dollars	1,415,691	CITI	3,282
02/13/12	Chinese Yuan Renminbi	11,081,793	U.S. Dollars	1,722,648	BAR	5,874
02/13/12	Chinese Yuan Renminbi	3,839,307	U.S. Dollars	597,000	JPM	1,850
02/13/12	Chinese Yuan Renminbi	3,032,686	U.S. Dollars	470,658	DEUT	2,376

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
02/13/12	Chinese Yuan Renminbi	3,207,965	U.S. Dollars	497,861	JPM	$2,513
02/13/12	Chinese Yuan Renminbi	2,532,357	U.S. Dollars	393,254	UBS	1,740
02/13/12	Chinese Yuan Renminbi	821,640	U.S. Dollars	126,562	DEUT	1,596
02/01/13	Chinese Yuan Renminbi	6,583,005	U.S. Dollars	1,048,750	CITI	(24,896)
08/15/11	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	(4,911)
09/14/11	Chinese Yuan Renminbi	2,088,450	U.S. Dollars	315,000	UBS	8,426
09/14/11	Chinese Yuan Renminbi	1,401,040	U.S. Dollars	211,000	CITI	5,971
09/14/11	Chinese Yuan Renminbi	875,160	U.S. Dollars	132,000	RBS	3,531
09/14/11	U.S. Dollars	155,063	Chinese Yuan Renminbi	1,000,000	DEUT	199
11/04/11	Chinese Yuan Renminbi	5,139,925	U.S. Dollars	805,000	DEUT	(7,133)
11/15/11	Chinese Yuan Renminbi	2,900,436	U.S. Dollars	438,000	DEUT	12,481
07/18/11	Euro	2,014,000	U.S. Dollars	2,845,214	CITI	73,896
07/18/11	U.S. Dollars	989,378	Euro	688,000	BAR	(7,815)
07/29/11	U.S. Dollars	10,340,658	Australian Dollars	10,776,000	DEUT	(284,354)
08/02/11	U.S. Dollars	40,530	Brazilian Reals	65,520	UBS	(1,119)
07/18/11	U.S. Dollars	16,334,925	Euro	11,326,000	CS	(81,082)
07/18/11	Euro	387,000	U.S. Dollars	555,209	RBC	5,712
07/18/11	Euro	717,000	U.S. Dollars	1,045,368	HSBC	(6,142)
08/12/11	Indian Rupees	56,916,480	U.S. Dollars	1,260,330	HSBC	2,541
07/14/11	U.S. Dollars	1,405,865	Japanese Yen	117,763,000	JPM	(57,041)
07/07/11	Mexican Pesos	74,599	U.S. Dollars	6,009	HSBC	359
07/07/11	U.S. Dollars	6,331	Mexican Pesos	74,599	MSCS	(36)
11/18/11	Mexican Pesos	74,599	U.S. Dollars	6,248	MSCS	39
08/11/11	Malaysian Ringgits	8,484	U.S. Dollars	2,742	CITI	59
08/08/11	Norwegian Krone	1,133,000	U.S. Dollars	214,836	DEUT	(5,362)
01/11/12	Taiwan Dollars	48,062,980	U.S. Dollars	1,677,006	BAR	3,998
09/13/11	U.S. Dollars	1,958,922	United Kingdom Pounds	1,193,000	UBS	46,028
08/12/11	South Korean Won	7,715,551,500	U.S. Dollars	7,025,954	JPM	180,879
08/12/11	U.S. Dollars	1,240,000	South Korean Won	1,338,704,000	BAR	(10,438)
08/12/11	U.S. Dollars	1,130,000	South Korean Won	1,219,948,000	RBS	(9,512)
08/12/11	U.S. Dollars	1,240,000	South Korean Won	1,338,704,000	UBS	(10,438)
09/09/11	Singapore Dollars	1,000,000	U.S. Dollars	804,525	RBS	9,682
09/09/11	Singapore Dollars	1,000,000	U.S. Dollars	812,222	GSC	1,985
09/09/11	Singapore Dollars	1,000,000	U.S. Dollars	811,622	DEUT	2,585
09/09/11	Singapore Dollars	300,000	U.S. Dollars	244,245	UBS	17
09/09/11	Singapore Dollars	466,498	U.S. Dollars	378,998	JPM	827
09/09/11	Singapore Dollars	400,000	U.S. Dollars	324,844	DEUT	839
08/15/11	Brazilian Reals	1,265,162	U.S. Dollars	761,000	JPM	40,876
08/15/11	Brazilian Reals	1,216,880	U.S. Dollars	742,000	JPM	29,274
08/18/11	U.S. Dollars	1,904,554	Canadian Dollars	1,842,980	CS	(3,923)
08/18/11	Canadian Dollars	1,175,203	U.S. Dollars	1,213,489	JPM	3,480
08/18/11	U.S. Dollars	2,263,091	Euro	1,524,701	CITIC	55,204
08/18/11	U.S. Dollars	1,195,594	Euro	824,514	UBS	1,634
08/18/11	U.S. Dollars	3,031,016	Euro	2,150,000	CITIC	(82,353)
08/18/11	U.S. Dollars	1,948,843	Japanese Yen	156,230,000	CITIC	7,705

						$(346,114)

Global Bond Fund
08/18/11	U.S. Dollars	142,012	Euro	100,000	CS	$(2,796)
08/18/11	U.S. Dollars	531,052	Australian Dollars	567,400	BAR	1,597
08/18/11	U.S. Dollars	594,803	Australian Dollars	631,336	CITIC	(2,658)
08/18/11	Australian Dollars	745,608	U.S. Dollars	704,448	DEUT	5,369

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/18/11	Australian Dollars	630,000	U.S. Dollars	597,496	CS	$7,075
08/18/11	Australian Dollars	587,221	U.S. Dollars	558,328	MSCS	8,151
08/18/11	U.S. Dollars	721,473	Australian Dollars	760,000	JPM	(9,295)
08/18/11	Australian Dollars	20,198	U.S. Dollars	19,238	JPM	318
08/18/11	Canadian Dollars	820,000	U.S. Dollars	852,577	DEUT	(3,435)
08/18/11	Canadian Dollars	1,005,536	U.S. Dollars	1,038,294	JPM	2,978
08/18/11	U.S. Dollars	1,750,000	Canadian Dollars	1,728,685	DEUT	(40,121)
08/18/11	U.S. Dollars	4,515,216	Euro	3,046,552	SG	103,568
08/18/11	U.S. Dollars	2,222,681	Euro	1,500,000	BAR	50,562
08/18/11	U.S. Dollars	458,582	Euro	309,451	RBS	10,472
08/18/11	U.S. Dollars	2,886,647	Euro	1,947,319	GSC	66,776
08/18/11	U.S. Dollars	232,148	Euro	156,522	DEUT	5,491
08/18/11	U.S. Dollars	5,348,806	Euro	3,603,624	CITIC	130,474
08/18/11	Euro	1,570,000	U.S. Dollars	2,276,594	UBS	(3,111)
08/18/11	Euro	1,566,003	U.S. Dollars	2,266,899	CS	797
08/18/11	U.S. Dollars	2,621,220	Euro	1,808,255	MSCS	2,724
08/18/11	U.S. Dollars	1,503,788	Euro	1,035,952	JPM	3,648
08/18/11	U.S. Dollars	289,080	Euro	200,000	JPM	(536)
08/18/11	U.S. Dollars	214,350	Euro	150,000	UBS	(2,862)
08/18/11	United Kingdom Pounds	1,277,800	U.S. Dollars	2,108,229	SG	(58,716)
08/18/11	U.S. Dollars	1,299,193	United Kingdom Pounds	787,510	BAR	36,075
08/18/11	U.S. Dollars	329,336	United Kingdom Pounds	200,000	GSC	8,548
08/18/11	U.S. Dollars	1,063,049	United Kingdom Pounds	650,000	CS	20,489
08/18/11	United Kingdom Pounds	1,088,000	U.S. Dollars	1,780,588	JPM	(35,502)
08/18/11	U.S. Dollars	735,029	Japanese Yen	59,645,180	SG	(6,055)
08/18/11	Japanese Yen	736,299,570	U.S. Dollars	9,088,547	GSC	59,882
08/18/11	Japanese Yen	279,428,760	U.S. Dollars	3,482,152	DEUT	(10,284)
08/18/11	U.S. Dollars	1,597,015	Japanese Yen	128,025,470	CITIC	6,314
08/18/11	Japanese Yen	59,000,000	U.S. Dollars	735,065	CS	(1,997)
08/18/11	U.S. Dollars	5,775,621	Japanese Yen	464,261,748	JPM	7,227
08/18/11	U.S. Dollars	867,921	Japanese Yen	70,000,000	UBS	(1,820)
08/25/11	South Korean Won	590,596,400	U.S. Dollars	538,374	DEUT	12,824
08/18/11	Mexican Pesos	4,650,275	U.S. Dollars	398,334	GSC	(2,948)
09/15/11	Russian Rubles	23,142,534	U.S. Dollars	825,340	JPM	(3,371)
08/18/11	South African Rand	988,065	U.S. Dollars	140,093	GSC	4,956

						$370,808

Small Cap Equity Fund
08/18/11	U.S. Dollars	536,123	Euro	361,200	CITIC	$13,078
08/18/11	U.S. Dollars	568,237	Euro	392,000	MSCS	590
08/18/11	U.S. Dollars	507,519	Euro	360,000	CITI	(13,789)
08/18/11	U.S. Dollars	60,262	Japanese Yen	4,882,084	GSC	(397)
08/18/11	U.S. Dollars	179,379	Japanese Yen	14,380,000	CITIC	709

						$191

International Equity Fund
07/29/11	U.S. Dollars	11,438,062	Australian Dollars	12,155,000	NT	$(70,593)
07/01/11	South African Rand	287,285	U.S. Dollars	41,651	UBS	835
09/21/11	U.S. Dollars	483,590	Australian Dollars	512,000	RBS	(1,218)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/11	Australian Dollars	5,808,000	U.S. Dollars	5,499,907	RBS	$29,681
09/21/11	U.S. Dollars	49,234	Australian Dollars	52,000	RBS	(258)
09/21/11	U.S. Dollars	605,890	Australian Dollars	627,000	RBS	(16,481)
09/21/11	Australian Dollars	5,519,000	U.S. Dollars	5,236,988	RBS	40,168
09/21/11	U.S. Dollars	832,346	Canadian Dollars	808,000	RBS	(3,654)
09/21/11	Canadian Dollars	377,000	U.S. Dollars	388,588	RBS	1,476
09/21/11	U.S. Dollars	975,039	Switzerland Francs	832,000	RBS	(15,116)
09/21/11	U.S. Dollars	4,740,372	Switzerland Francs	4,009,000	RBS	(30,700)
09/21/11	Switzerland Francs	67,000	U.S. Dollars	80,177	RBS	(441)
09/21/11	U.S. Dollars	612,514	Switzerland Francs	511,000	RBS	4,378
09/21/11	U.S. Dollars	14,523,328	Switzerland Francs	12,137,000	RBS	79,203
09/21/11	Danish Kroner	193,000	U.S. Dollars	37,169	RBS	277
09/21/11	U.S. Dollars	39,218	Danish Kroner	203,000	RBS	(169)
09/21/11	Danish Kroner	793,000	U.S. Dollars	154,486	RBS	(626)
09/21/11	U.S. Dollars	54,255	Danish Kroner	284,000	RBS	(847)
09/21/11	U.S. Dollars	1,924,518	Danish Kroner	9,992,000	RBS	(14,154)
09/21/11	U.S. Dollars	396,806	Euro	276,000	RBS	(2,474)
09/21/11	Euro	1,039,000	U.S. Dollars	1,494,745	RBS	8,343
09/21/11	U.S. Dollars	344,144	Euro	237,000	RBS	1,284
09/21/11	U.S. Dollars	869,314	Euro	610,000	RBS	(13,153)
09/21/11	Euro	2,542,000	U.S. Dollars	3,651,329	RBS	26,100
09/21/11	U.S. Dollars	921,790	Australian Dollars	968,000	RBS	(10,646)
09/21/11	U.S. Dollars	490,593	Australian Dollars	513,000	RBS	(7,929)
09/21/11	U.S. Dollars	178,207	Canadian Dollars	174,000	RBS	(1,823)
09/21/11	U.S. Dollars	495,177	Canadian Dollars	485,000	RBS	(6,629)
09/21/11	U.S. Dollars	733,855	Switzerland Francs	614,000	RBS	3,139
09/21/11	Danish Kroner	165,000	U.S. Dollars	32,325	RBS	(312)
09/21/11	U.S. Dollars	20,123	Danish Kroner	104,000	RBS	(55)
09/21/11	U.S. Dollars	20,941	Danish Kroner	109,000	RBS	(207)
09/21/11	Euro	879,000	U.S. Dollars	1,284,427	RBS	(12,807)
09/21/11	Euro	549,000	U.S. Dollars	791,864	RBS	2,357
09/21/11	U.S. Dollars	2,849	Euro	2,000	RBS	(45)
09/21/11	U.S. Dollars	492,344	Euro	344,000	RBS	(5,309)
09/21/11	U.S. Dollars	91,771	United Kingdom Pounds	56,000	RBS	1,987
09/21/11	United Kingdom Pounds	236,000	U.S. Dollars	382,567	RBS	(4,191)
09/21/11	Hong Kong Dollars	16,000	U.S. Dollars	2,058	RBS	(1)
09/21/11	U.S. Dollars	27,769	Hong Kong Dollars	216,000	RBS	(3)
09/21/11	Hong Kong Dollars	18,000	U.S. Dollars	2,312	RBS	2
09/21/11	U.S. Dollars	11,794	Israeli Shekels	40,000	RBS	93
09/21/11	U.S. Dollars	13,185	Israeli Shekels	45,000	RBS	21
09/21/11	U.S. Dollars	7,551	Israeli Shekels	26,000	RBS	(54)
09/21/11	U.S. Dollars	8,674,932	Japanese Yen	695,692,000	RBS	29,112
09/21/11	U.S. Dollars	368,114	Japanese Yen	29,558,000	RBS	777
09/21/11	Japanese Yen	34,910,000	U.S. Dollars	434,686	RBS	(836)
09/21/11	U.S. Dollars	20,957	Norwegian Krone	114,000	RBS	(58)
09/21/11	U.S. Dollars	168,587	Norwegian Krone	936,000	RBS	(3,950)
09/21/11	New Zealand Dollars	942,000	U.S. Dollars	766,332	RBS	9,654

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/21/11	New Zealand Dollars	1,305,000	U.S. Dollars	1,054,905	RBS	$20,107
09/21/11	U.S. Dollars	545,279	Swedish Kronor	3,373,000	RBS	14,654
09/21/11	U.S. Dollars	13,591	Swedish Kronor	84,000	RBS	376
09/21/11	Swedish Kronor	78,645,000	U.S. Dollars	12,655,390	RBS	(283,324)
09/21/11	U.S. Dollars	405,674	Swedish Kronor	2,566,000	RBS	2,002
09/21/11	Singapore Dollars	231,000	U.S. Dollars	187,630	RBS	460
09/21/11	U.S. Dollars	5,691	Singapore Dollars	7,000	RBS	(9)
09/21/11	U.S. Dollars	16,234	Singapore Dollars	20,000	RBS	(51)
09/21/11	U.S. Dollars	3,241	Singapore Dollars	4,000	RBS	(16)
09/21/11	United Kingdom Pounds	936,000	U.S. Dollars	1,542,725	RBS	(42,050)
09/21/11	United Kingdom Pounds	880,000	U.S. Dollars	1,446,052	RBS	(35,161)
09/21/11	United Kingdom Pounds	90,000	U.S. Dollars	146,872	RBS	(2,576)
09/21/11	United Kingdom Pounds	170,000	U.S. Dollars	270,900	RBS	1,658
09/21/11	United Kingdom Pounds	5,907,000	U.S. Dollars	9,456,516	RBS	14,086
09/21/11	Hong Kong Dollars	260,000	U.S. Dollars	33,442	RBS	(13)
09/21/11	Hong Kong Dollars	1,195,000	U.S. Dollars	153,646	RBS	2
09/21/11	U.S. Dollars	31,131	Hong Kong Dollars	242,000	RBS	15
09/21/11	Hong Kong Dollars	235,000	U.S. Dollars	30,196	RBS	20
09/21/11	Hong Kong Dollars	2,456,000	U.S. Dollars	315,712	RBS	71
09/21/11	Israeli Shekels	1,693,000	U.S. Dollars	490,796	RBS	4,437
09/21/11	Israeli Shekels	34,000	U.S. Dollars	9,878	RBS	68
09/21/11	Israeli Shekels	6,000	U.S. Dollars	1,719	RBS	36
09/21/11	Israeli Shekels	3,748,000	U.S. Dollars	1,088,586	RBS	7,771
09/21/11	U.S. Dollars	827,104	Japanese Yen	67,294,000	RBS	(9,203)
09/21/11	Japanese Yen	881,000	U.S. Dollars	11,010	RBS	(62)
09/21/11	U.S. Dollars	22,111,517	Japanese Yen	1,787,694,000	RBS	(105,329)
09/21/11	U.S. Dollars	955,502	Norwegian Krone	5,163,000	RBS	3,783
09/21/11	Norwegian Krone	26,069,000	U.S. Dollars	4,815,553	RBS	(10,137)
09/21/11	Norwegian Krone	3,442,000	U.S. Dollars	626,124	RBS	8,356
09/21/11	Norwegian Krone	67,879,000	U.S. Dollars	12,487,513	RBS	24,928
09/21/11	New Zealand Dollars	857,000	U.S. Dollars	700,449	RBS	5,517
09/21/11	U.S. Dollars	2,278,597	New Zealand Dollars	2,811,000	RBS	(37,005)
09/21/11	New Zealand Dollars	596,000	U.S. Dollars	477,491	RBS	13,473
09/21/11	New Zealand Dollars	1,926,000	U.S. Dollars	1,569,883	RBS	16,688
09/21/11	U.S. Dollars	1,005,094	Swedish Kronor	6,538,000	RBS	(23,433)
09/21/11	Swedish Kronor	144,184,000	U.S. Dollars	22,527,518	RBS	154,840
09/21/11	Singapore Dollars	7,000	U.S. Dollars	5,691	RBS	8
09/21/11	U.S. Dollars	35,014	Singapore Dollars	43,000	RBS	2
09/21/11	Singapore Dollars	10,000	U.S. Dollars	8,048	RBS	94
09/21/11	Singapore Dollars	594,000	U.S. Dollars	481,537	RBS	2,122

						$(238,647)

Please see abbreviation and footnote definitions beginning on page 130.

Options Written

Transactions in options written during the six months ended June 30, 2011 were as follows:

Fund	Number of Contracts	Notional Amount	Premiums Received
Low-Duration Bond Fund
Options written, 12/31/10	60	$89,500,000	$728,747

Options written	530	14,200,000	267,543
Options expired	(426)	(61,200,000)	(621,617)
Options closed	—	(23,900,000)	(198,395)

Options written, 06/30/11	164	$18,600,000	$176,278

Medium-Duration Bond Fund
Options written, 12/31/10	36	$80,100,000	$652,009

Options written	383	500,000	178,201
Options expired	(322)	(32,700,000)	(386,341)
Options closed	—	(30,500,000)	(256,890)

Options written, 06/30/11	97	$17,400,000	$186,979

Small Cap Equity Fund
Options written, 12/31/10	—	$—	$—

Options written	68	—	23,038
Options expired	—	—	—
Options closed	(68)	—	(28,038)

Options written, 06/30/11	—	$—	$—

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	GS2	GS4	GS2	GS4
MyDestination 2005
Shares sold		1,031,468		1,782,281
Shares exchanged		—		—
Shares reinvested		—		145,545
Shares redeemed		(775,408)		(3,748,045)

Net increase (decrease)		256,060		(1,820,219)

MyDestination 2015
Shares sold		2,915,574		5,359,331
Shares exchanged		—		—
Shares reinvested		—		547,026
Shares redeemed		(1,159,868)		(5,686,881)

Net increase		1,755,706		219,476

MyDestination 2025
Shares sold		3,321,523		6,117,622
Shares exchanged		—		—
Shares reinvested		—		425,744
Shares redeemed		(462,228)		(1,598,263)

Net increase		2,859,295		4,945,103

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	GS2	GS4	GS2	GS4
MyDestination 2035
Shares sold		1,895,114		3,628,903
Shares exchanged		—		—
Shares reinvested		—		152,793
Shares redeemed		(341,453)		(1,024,122)

Net increase		1,553,661		2,757,574

MyDestination 2045
Shares sold		1,610,087		3,312,450
Shares exchanged		—		—
Shares reinvested		—		101,676
Shares redeemed		(744,678)		(501,015)

Net increase		865,409		2,913,111

Conservative Allocation Fund
Shares sold		1,667,839		3,187,360
Shares reinvested		2		615,888
Shares redeemed		(1,241,418)		(6,746,128)

Net increase (decrease)		426,423		(2,942,880)

Balanced Allocation Fund
Shares sold		2,701,328		3,835,756
Shares exchanged		—		—
Shares reinvested		—		2,548,485
Shares redeemed		(3,213,803)		(15,601,452)

Net decrease		(512,475)		(9,217,211)

Growth Allocation Fund
Shares sold		1,250,011		2,474,913
Shares reinvested		—		1,888,651
Shares redeemed		(2,382,049)		(11,457,649)

Net decrease		(1,132,038)		(7,094,085)

Aggressive Allocation Fund
Shares sold		1,168,265		3,255,212
Shares reinvested		—		1,206,218
Shares redeemed		(2,282,653)		(11,200,914)

Net decrease		(1,114,388)		(6,739,484)

Conservative Allocation Fund I
Shares sold	729,730		1,241,966
Shares reinvested	—		232,413
Shares redeemed	(476,090)		(930,456)

Net increase	253,640		543,923

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	GS2	GS4	GS2	GS4
Balanced Allocation Fund I
Shares sold	1,166,935		2,147,224
Shares reinvested	—		1,582,934
Shares redeemed	(1,551,381)		(3,979,021)

Net decrease	(384,446)		(248,863)

Growth Allocation Fund I
Shares sold	592,812		1,349,275
Shares reinvested	—		663,740
Shares redeemed	(846,571)		(1,755,410)

Net increase (decrease)	(253,759)		257,605

Aggressive Allocation Fund I
Shares sold	340,030		906,542
Shares reinvested	—		243,843
Shares redeemed	(707,586)		(1,640,107)

Net decrease	(367,556)		(489,722)

Money Market Fund
Shares sold	65,157,000	1,563,263,655	94,494,393	4,496,591,499
Shares reinvested	67,315	23,394	203,577	136,473
Shares redeemed	(55,321,466)	(1,499,091,847)	(108,704,940)	(4,381,459,309)

Net increase (decrease)	9,902,849	64,195,202	(14,006,970)	115,268,663

Low-Duration Bond Fund
Shares sold	814,311	3,017,745	2,213,591	6,135,841
Shares reinvested	109,151	186,394	600,976	1,182,586
Shares redeemed	(574,044)	(1,094,875)	(1,397,531)	(7,123,322)

Net increase	349,418	2,109,264	1,417,036	195,105

Medium-Duration Bond Fund
Shares sold	1,290,875	2,185,992	15,423,343	10,208,086
Shares reinvested	488,815	342,272	2,148,938	3,449,151
Shares redeemed	(2,324,932)	(1,384,616)	(3,689,932)	(33,721,553)

Net increase (decrease)	(545,242)	1,143,648	13,882,349	(20,064,316)

Extended-Duration Bond Fund
Shares sold	647,060	1,304,902	1,659,903	4,938,166
Shares reinvested	651,817	496,193	1,280,612	1,288,882
Shares redeemed	(933,964)	(3,130,318)	(2,100,789)	(11,095,823)

Net increase (decrease)	364,913	(1,329,223)	839,726	(4,868,775)

Inflation Protected Bond Fund
Shares sold		2,558,422		4,018,816
Shares reinvested		304,851		454,380
Shares redeemed		(944,186)		(2,653,937)

Net increase		1,919,087		1,819,259

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	GS2	GS4	GS2	GS4
Global Bond Fund
Shares sold		1,704,449		2,860,387
Shares reinvested		439,698		1,274,719
Shares redeemed		(1,082,976)		(11,423,859)

Net increase (decrease)		1,061,171		(7,288,753)

Equity Index Fund
Shares sold	157,865	728,827	585,990	1,370,881
Shares reinvested	238,065	303,508	258,866	322,192
Shares redeemed	(1,719,180)	(3,995,670)	(1,003,321)	(3,317,757)

Net decrease	(1,323,250)	(2,963,335)	(158,465)	(1,624,684)

Real Estate Securities Fund
Shares sold		2,218,992		7,796,557
Shares reinvested		41,204		327,689
Shares redeemed		(1,959,323)		(9,499,201)

Net increase (decrease)		300,873		(1,374,955)

Value Equity Fund
Shares sold	948,437	2,552,633	5,728,105	7,904,174
Shares reinvested	726,155	716,256	714,341	918,154
Shares redeemed	(2,230,339)	(4,519,331)	(2,327,670)	(20,837,377)

Net increase (decrease)	(555,747)	(1,250,442)	4,114,776	(12,015,049)

Growth Equity Fund
Shares sold	460,495	2,720,392	1,101,945	5,750,705
Shares reinvested	—	—	4,036	8,372
Shares redeemed	(753,256)	(3,447,778)	(2,591,161)	(17,764,875)

Net decrease	(292,761)	(727,386)	(1,485,180)	(12,005,798)

Small Cap Equity Fund
Shares sold	262,514	1,566,093	751,626	4,013,808
Shares reinvested	—	—	42,800	63,528
Shares redeemed	(614,936)	(2,755,488)	(1,509,442)	(7,727,717)

Net decrease	(352,422)	(1,189,395)	(715,016)	(3,650,381)

International Equity Fund
Shares sold	728,528	3,725,196	2,244,270	6,022,331
Shares reinvested	—	—	706,621	1,518,407
Shares redeemed	(1,026,696)	(2,912,990)	(2,551,588)	(19,455,495)

Net increase (decrease)	(298,168)	812,206	399,303	(11,914,757)

8. BANK BORROWINGS

On October 28, 2010, the Board of Trustees approved a credit agreement with Bank of America, N.A. dated December 3, 2010, through December 1, 2011. The agreement permits up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank Prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.30% per annum.

On March 25, 2011, the Inflation Protected Bond Fund borrowed $250,000 at rate of 1.2495%. The Inflation Protected Bond Fund repaid the loan in the amount of $250,026, which represents principal and three days of accrued interest, on March 28, 2011. No other Funds borrowed for the period ended June 30, 2011, and there were no outstanding loans at June 30, 2011.

9. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the period ended June 30, 2011, the International Equity Fund accrued non-U.S. taxes on unrealized gains of $60,151.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income (loss) and net realized gains (losses) may differ for financial statements and tax purposes primarily because of deferred losses on straddles and losses deferred due to “wash sale” transactions.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, straddles and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the year ended December 31, 2010, were characterized as follows for tax purposes:

Fund		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2005	2010	$1,382,009	$—	$—	$1,382,009
	2009	1,564,404	—	—	1,564,404
MyDestination 2015	2010	5,104,591	—	—	5,104,591
	2009	4,412,565	—	—	4,412,565
MyDestination 2025	2010	3,787,639	—	—	3,787,639
	2009	2,884,184	—	—	2,884,184
MyDestination 2035	2010	1,312,038	—	—	1,312,038
	2009	1,043,907	124,488	—	1,168,395
MyDestination 2045	2010	774,737	86,307	—	861,044
	2009	683,723	4,334	—	688,057
Conservative Allocation	2010	6,148,217	1,177,999	—	7,326,216
	2009	6,283,221	9,111,208	—	15,394,429
Balanced Allocation	2010	30,794,116	—	—	30,794,116
	2009	26,391,713	6,797,379	—	33,189,092
Growth Allocation	2010	17,932,584	5,229,092	—	23,161,676
	2009	11,529,071	3,868,509	—	15,397,580
Aggressive Allocation	2010	7,735,097	6,394,992	—	14,130,089
	2009	7,894,855	4,792,148	—	12,687,003
Conservative Allocation I	2010	2,200,764	—	—	2,200,764
	2009	2,128,240	—	—	2,128,240
Balanced Allocation I	2010	15,332,084	—	—	15,332,084
	2009	15,067,834	—	—	15,067,834
Growth Allocation I	2010	6,706,135	—	—	6,706,135
	2009	6,560,814	—	—	6,560,814
Aggressive Allocation I	2010	2,510,802	—	—	2,510,802
	2009	3,254,796	—	—	3,254,796
Money Market	2010	408,875	—	—	408,875
	2009	3,671,028	—	—	3,671,028
Low-Duration Bond	2010	19,384,900	1,577,570	—	20,962,470
	2009	20,184,508	—	—	20,184,508
Medium-Duration Bond	2010	56,868,924	6,383,322	—	63,252,246
	2009	62,933,294	—	—	62,933,294
Extended-Duration Bond	2010	26,346,080	3,455,445	—	29,801,525
	2009	26,490,239	632,726	—	27,122,965
Inflation Protected Bond	2010	4,258,151	498,839	—	4,756,990
	2009	1,409,572	41,466	—	1,451,038
Global Bond	2010	12,273,443	—	—	12,273,443
	2009	13,789,431	—	—	13,789,431
Equity Index	2010	6,944,528	—	—	6,944,528
	2009	6,217,465	—	—	6,217,465
Real Estate Securities	2010	2,634,670	—	—	2,634,670
	2009	2,070,541	—	45,334	2,115,875
Value Equity	2010	16,090,315	—	—	16,090,315
	2009	19,742,615	—	—	19,742,615
Growth Equity	2010	174,095	—	—	174,095
	2009	1,374,244	—	—	1,374,244
Small Cap Equity	2010	1,340,931	—	—	1,340,931
	2009	1,121,177	—	—	1,121,177
International Equity	2010	27,463,589	—	—	27,463,589
	2009	29,748,575	5,380	—	29,753,955

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Post-October Loss Deferral	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$149,327	$(4,792,433)	$(472,988)	$443,716
MyDestination 2015	1,490,826	(7,250,592)	(2,484,824)	1,112,516
MyDestination 2025	642,853	(1,284,239)	—	2,730,185
MyDestination 2035	124,835	47,692	—	4,975,460
MyDestination 2045	51,091	76,265	—	8,821,157
Conservative Allocation	139,529	4,058,953	—	14,730,573
Balanced Allocation	2,195,907	3,410,197	—	54,808,050
Growth Allocation	444,300	5,077,773	—	25,227,464
Aggressive Allocation	748,061	4,650,064	—	6,658,272
Conservative Allocation I	724,828	(3,904,509)	(103,307)	(992,371)
Balanced Allocation I	5,589,325	(13,653,728)	(239,985)	(29,293,097)
Growth Allocation I	1,563,564	(4,174,277)	—	(26,603,415)
Aggressive Allocation I	2,389,297	(6,510,682)	—	(26,988,415)
Money Market	7,259	—	—	—
Low-Duration Bond	553,405	—	(1,167,629)	(6,297,430)
Medium-Duration Bond	247,194	—	(5,056,236)	(18,364,584)
Extended-Duration Bond	494,619	2,037,838	—	28,660,653
Inflation Protected Bond	163,978	664,227	—	2,512,608
Global Bond	1,332,533	(9,652,729)	—	6,211,682
Equity Index	1,075,513	2,856,137	—	59,644,585
Real Estate Securities	—	(30,921,622)	—	17,110,026
Value Equity	7,719,446	(151,602,699)	—	363,473
Growth Equity	—	(101,927,562)	—	285,434,281
Small Cap Equity	—	(67,481,437)	(2,661)	79,826,490
International Equity	505,860	(175,843,352)	(129,398)	147,585,999
Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryovers and their expiration dates, were as follows as of December 31, 2010:

Expiring December 31,	2016	2017	2018	Total
MyDestination 2005	$42,414	$3,181,689	$1,568,330	$4,792,433
MyDestination 2015	889,637	3,304,014	3,056,941	7,250,592
MyDestination 2025	—	1,284,239	—	1,284,239
Conservative Allocation I	650,405	2,885,574	368,530	3,904,509
Balanced Allocation I	4,262,186	5,929,663	3,461,879	13,653,728
Growth Allocation I	412,556	2,508,443	1,253,278	4,174,277
Aggressive Allocation I	3,489,043	902,289	2,119,350	6,510,682
Global Bond	—	9,652,729	—	9,652,729
Real Estate Securities	—	30,921,622	—	30,921,622
Value Equity	48,251,938	103,350,761	—	151,602,699
Growth Equity	—	101,927,562	—	101,927,562
Small Cap Equity	7,930,222	59,551,215	—	67,481,437
International Equity	—	175,843,352	—	175,843,352

At June 30, 2011, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$57,561,635	$1,792,134	$1,792,141	$(7)
MyDestination 2015	258,640,795	15,775,786	15,775,798	(12)
MyDestination 2025	257,726,651	18,321,805	18,321,817	(12)
MyDestination 2035	119,645,949	12,168,957	12,168,962	(5)
MyDestination 2045	74,572,244	14,041,113	14,041,118	(5)
Conservative Allocation	253,660,912	20,790,068	20,790,150	(82)
Balanced Allocation	1,070,763,355	90,854,919	90,855,234	(315)
Growth Allocation	812,721,186	58,857,387	63,664,134	(4,806,747)
Aggressive Allocation	732,738,322	43,705,245	52,069,271	(8,364,026)
Conservative Allocation I	75,534,796	824,977	1,264,577	(439,600)
Balanced Allocation I	372,664,359	(14,198,896)	—	(14,198,896)
Growth Allocation I	257,503,049	(14,343,386)	3,441,901	(17,785,287)
Aggressive Allocation I	179,493,572	(16,741,870)	2,285,005	(19,026,875)
Money Market	1,425,297,058	—	—	—
Low-Duration Bond	938,527,032	(2,505,728)	11,673,260	(14,178,988)
Medium-Duration Bond	1,251,107,111	(6,606,951)	27,223,124	(33,830,075)
Extended-Duration Bond	409,460,086	24,137,785	27,650,487	(3,512,702)
Inflation Protected Bond	177,510,628	4,173,939	7,185,916	(3,011,977)
Global Bond	193,754,261	11,354,654	14,392,272	(3,037,618)
Equity Index	318,704,782	65,177,805	98,076,768	(32,898,963)
Real Estate Securities	197,954,750	21,714,674	21,967,894	(253,220)
Value Equity	1,264,527,689	50,419,519	148,258,201	(97,838,682)
Growth Equity	1,161,680,634	291,738,183	302,172,487	(10,434,304)
Small Cap Equity	662,554,680	83,344,591	92,778,395	(9,433,804)
International Equity	1,286,469,363	102,082,764	135,083,445	(33,000,681)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

At December 31, 2010, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, net operating losses, swaps, foreign currency transactions, distributions received from regulated investment companies, defaulted bonds, reclassifications of dividends paid and non-deductible expenses.

The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$—	$471,606	$(471,606)
MyDestination 2015	—	1,299,973	(1,299,973)
MyDestination 2025	—	495,722	(495,722)
MyDestination 2035	—	63,776	(63,776)
MyDestination 2045	—	119	(119)
Conservative Allocation	—	1,487,987	(1,487,987)
Balanced Allocation	—	6,697,327	(6,697,327)

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
Growth Allocation	$—	$2,461,601	$(2,461,601)
Aggressive Allocation	—	2,708	(2,708)
Conservative Allocation I	—	517,134	(517,134)
Balanced Allocation I	—	3,743,893	(3,743,893)
Growth Allocation I	—	1,211,865	(1,211,865)
Aggressive Allocation I	—	154	(154)
Money Market	—	(67,785)	67,785
Low-Duration Bond	—	538,938	(538,938)
Medium-Duration Bond	—	202,235	(202,235)
Extended-Duration Bond	—	856,597	(856,597)
Inflation Protected Bond	(1,343)	4,206	(2,863)
Global Bond	—	1,926,958	(1,926,958)
Real Estate Securities	(729,638)	729,638	—
Growth Equity	(273,038)	270,717	2,321
Small Cap Equity	(38,656)	33,676	4,980
International Equity	—	5,363,485	(5,363,485)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

10. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund and the Medium-Duration Bond Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $2,620,000 and $1,020,000 in the Low-Duration Bond Fund and Medium-Duration Bond Fund, respectively, at June 30, 2011. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

11. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15,

2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

12. NEW ACCOUNTING PROUNCEMENTS

In May 2011, the FASB issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”), together (the “Standard”). The Standard includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The Standard will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the Standard will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact the new Standard will have on its financial statement disclosures.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE (1-888-984-8433).

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee
DISINTERESTED TRUSTEES[2]

Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	25	Ouachita Baptist University – Board of Trustees Member.

Peter L. Chamberlain, Ph.D. (1951) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2008	Senior Financial Analyst, Summit Wealth Management, Inc., 2006 – present; President, B.R. Chamberlain & Sons, Inc., 1990 – 2006, Registered Investment Adviser.	25	First Baptist Church of Orlando – Board of Trustees Member and Strategy Team; Rollins College Board of Overseers/Corporate Council – Member; The B.R. Chamberlain Foundation for Public Entertainment – President.

Carson L. Eddy (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Partner in Charge (Orlando office), Carr, Riggs & Ingram,LLC, 2007 - present – Certified Public Accountants; President, Quantum Consulting Group LLC, 2000 - present; Managing Partner, Cuthill & Eddy LLC, 1993 - 2007 - Certified Public Accountants	25	N/A

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Regional loan administrator, SunTrust Bank, 1995 - present.	25	N/A

Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Executive Director, Society of Louisiana CPAs, 1995 - present.	25	Neighbors Federal Credit Union — Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company — Board of Directors Member and Member of Audit Committee

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - present.	25	N/A

Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 - May 2003.	25	N/A

William T. Patterson (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2009	Managing Partner, Patterson Capital, LLC, October 2007 – present; Director and Chairman of Audit Committee, Therizo Capital Management, February 2007 – February 2008; Senior Vice President, Wachovia Securities LLC, July 2003 – January 2007; Senior Vice President, Prudential Financial Inc., October 2000 – July 2003	25	N/A

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee
INTERESTED TRUSTEES[2,3]

Barry D. Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant,1976 - present; Vice President of Business and Finance, Greensboro College, January 1998 - June 30, 2005.	25	N/A

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	25	N/A

OFFICERS WHO ARE NOT TRUSTEES[4]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2009	Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 2008 – present; Marketing Compliance Manager, GuideStone Financial Resources of the Southern Baptist Convention, 2005 – present; Compliance Specialist, GuideStone Financial Resources of the Southern Baptist Convention, 2004 – 2005.	N/A	N/A

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodney R. Miller (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President — Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Officers serve at the pleasure of the Board of Trustees.
[2]

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

[3]

Messrs. Hartis and Hixson are “interested persons” of the Trust as the term is defined in Section 2(a)19 of the Investment Company Act of 1940, due to their positions on the Board of Trustees of GuideStone Financial Resources of the Southern Baptist Convention. In addition, Mr. Hixson may also be deemed an “Interested person” of the Trust due to his positions on the Boards of Trustees of GuideStone Advisors and GuideStone Financial Services.

[4]	The executive officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE (1-888-984-8433), by visiting our website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

FORM N-MFP

Beginning December 2009, the GuideStone Money Market Fund began filing Form N-MFP with the SEC. Form N-MFP is filed on a monthly basis by money market mutual funds and includes detailed information about a money market fund’s investments and the market-based price of its portfolio known as its “shadow NAV” or mark-to-market valuation. The portfolio holdings information is posted on our website, www.GuideStoneFunds.org within five business days after the end of the month. Form N-MFP is made available online with a 60-day delay at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the SEC for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our website, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND AND CASH OVERLAY PROGRAM (FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND) AND AMENDED SUB-ADVISORY FEE SCHEDULES FOR REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND, SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND (UNAUDITED)

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of the following new sub-advisory agreements among: (i) Tradewinds Global Investors, LLC (“Tradewinds”), GuideStone Capital Management (the “Adviser”) and the Trust on behalf of the International Equity Fund; (ii) The Clifton Group Investment Management Company (“Clifton”), the Adviser and the Trust on behalf of each series of the Trust, with the exception of the Money Market Fund (each a “Fund” and collectively, the “Funds”), for the purpose of investing cash balances (the “Cash Overlay Program”); and (iii) Baillie Gifford Overseas Limited (“Baillie Gifford”), the Adviser and the Trust on behalf of the International Equity Fund. The Board approved the new sub-advisory agreements with Tradewinds and Clifton for a two-year term at an in-person meeting of the Board held on February 25, 2011. The Board approved the new sub-advisory agreement with Baillie Gifford for a two-year term at an in-person meeting of the Board held on May 24, 2011 (the sub-advisory agreements for Tradewinds, Clifton and Baillie Gifford are collectively referred to herein as the “New Sub-Advisory Agreements”).

Additionally, the Board, including all of the Independent Trustees, considered the approval of an amendment to the fee schedule for each of the following sub-advisory agreements: (i) RREEF America L.L.C (“RREEF”), the Adviser and the Trust on behalf of the Real Estate Securities Fund; (ii) Aronson Johnson Ortiz, LP (“AJO”), the Adviser and the Trust on behalf of the Value Equity Fund; (iii) Lord, Abbett & Co. LLC (“Lord Abbett”), the Adviser and the Trust on behalf of the Small Cap Equity Fund; and (iv) AQR Capital Management, LLC (“AQR”), McKinley Capital Management, LLC (“McKinley Capital”) and MFS Institutional Advisors, Inc. (“MFSI”), the Adviser and the Trust on behalf of the International Equity Fund (collectively, the “Amended Sub-Advisory Fee Schedules”). The Board approved the Amended Sub-Advisory Fee Schedules at an in-person meeting of the Board held on May 24, 2011.

The Board’s decision to approve the New Sub-Advisory Agreements and the Amended Sub-Advisory Fee Schedules reflects the exercise of its business judgment to enter into new or amended sub-advisory arrangements. In approving the New Sub-Advisory Agreements and the Amended Sub-Advisory Fee Schedules, the Board considered information provided by the Adviser and each of the aforementioned sub-advisers with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

With respect to the International Equity Fund and the Cash Overlay Program, the Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of Tradewinds, Clifton and Baillie Gifford; (ii) the experience and expertise of Tradewinds, Clifton and Baillie Gifford; (iii) the financial capability of Tradewinds, Clifton and Baillie Gifford; (iv) the compliance procedures and history of Tradewinds, Clifton and Baillie Gifford; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for the International Equity Fund and the Cash Overlay Program; (vi) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and any available information for Tradewinds, Clifton and Baillie Gifford’s other similarly situated clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the International Equity Fund and the Cash Overlay Program in comparison to similarly managed funds and the use of any anticipated expense caps; (viii) to the extent available, the anticipated profitability of Tradewinds, Clifton and Baillie Gifford with respect to the International Equity Fund and the Cash Overlay Program and its overall business; (ix) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits to be realized by Tradewinds, Clifton and Baillie Gifford; and (xi) the existence of any collateral benefits to be realized by the International Equity Fund and the Cash Overlay Program. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements.

The Board undertook a review of the terms of the New Sub-Advisory Agreements, and the nature and quality of the services to be provided by Tradewinds, Clifton and Baillie Gifford. The Adviser provided the Board with detailed information in the form of reports about Tradewinds, Clifton and Baillie Gifford prior to the meeting which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about Tradewinds, Clifton and Baillie Gifford in a presentation made during the meeting, discussed the comprehensive screening process used to recommend Tradewinds, Clifton and Baillie Gifford and responded to questions from the Board.

The Board also undertook a review of the terms of the Amended Sub-Advisory Fee Schedules and the proposed fee changes to RREEF, AJO, Lord Abbett, AQR, McKinley Capital and MFSI. The Adviser provided the Board with details regarding the proposed new fees to be charged under the Amended Sub-Advisory Fee Schedules and responded to questions from the Board regarding these matters.

The Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Sub-Advisory Agreements and the Amended Sub-Advisory Fee Schedules, including the Board’s responsibilities and duties in approving each matter.

BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND AND CASH OVERLAY PROGRAM (FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND)

In considering the approval of the New Sub-Advisory Agreements for the International Equity Fund and the Cash Overlay Program for each Fund except the Money Market Fund, the Board took into account the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreements, the investment management teams at Tradewinds, Clifton and Baillie Gifford, the reasonableness of the sub-advisory fees and whether the appointment of each sub-adviser would be reasonable and fair to the shareholders of the International Equity Fund and each Fund that utilizes the Cash Overlay Program. The Board reviewed the factors that it should consider in evaluating whether to approve the New Sub-Advisory Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of Tradewinds, Clifton and Baillie Gifford. The Board also considered the experience of key personnel at each sub-adviser in providing investment management services to the International Equity Fund and each Fund that utilizes the Cash Overlay Program, the systems and resources used by such persons to implement and manage the strategy and the ability of each sub-adviser to attract and retain capable personnel. The Board also noted the terms of the New Sub-Advisory Agreements and the responsibilities that each sub-adviser has to the International Equity Fund and each Fund that utilizes the Cash Overlay Program, including the responsibility of day-to-day management and compliance with a Fund’s policies and objective. The Board concluded that the International Equity Fund and each Fund that utilizes the Cash Overlay Program are likely to benefit from the extent and quality of the services with respect to each sub-adviser’s experience, personnel, operations and resources.

More specifically, the Board examined the nature, extent and quality of the services to be provided by Tradewinds on behalf of the International Equity Fund. The Board noted that, although Tradewinds’ Emerging Markets strategy had a relatively brief performance history, the Emerging Markets strategy had significantly outperformed its benchmark index in each of the last two calendar years and since its inception in the third quarter of 2008 and resided in the top quartile among comparable peers for each such period. The Board also took into account the longer performance history of Tradewinds’ international value strategy as further support for Tradewinds’ capability to provide sub-advisory services to the International Equity Fund. The Board noted that the emerging markets strategy would provide diversification benefits to the overall sub-adviser composite in the International Equity Fund. The Board noted that the Adviser had been able to negotiate fees that were favorable in comparison to the previous sub-adviser’s fee schedule and below Tradewinds’ standard fee schedule. The Board considered the extent to which Tradewinds’ fee schedule reflected economies of scale. The Board noted that Tradewinds’ fee schedule includes a breakpoint at a future specified asset level.

The Board examined the nature, extent and quality of the services to be provided by Clifton on behalf of each series of the Trust, with the exception of the Money Market Fund. The Board noted the experience of Clifton in providing cash overlay services. The Board noted the various dimensions that Clifton brought to the Cash Overlay Program, namely the ability to use both U.S.

Treasury futures and physical securities and the firm’s performance reporting capabilities. The Board noted that although Clifton’s fee schedule did not provide for any future breakpoints, the Adviser had been able to negotiate fees that were favorable to the Funds that utilize the Cash Overlay Program up to certain specified asset levels.

The Board examined the nature, extent and quality of the services to be provided by Baillie Gifford on behalf of the International Equity Fund. The Board noted that the Baillie Gifford EAFE Plus Alpha strategy is complementary to the International Equity Fund’s other growth investment strategies utilized by MFSI and McKinley Capital and has a history of favorable investment performance. The Board noted that the EAFE Plus Alpha strategy had significantly outperformed the benchmark index for the one-, three-, five- and seven-year and since inception periods ended March 31, 2011. The Board also noted that the investment performance of the EAFE Plus Alpha strategy ranked in the second quartile among peers with comparable investment strategies for the one- and three-year and since inceptions periods ended March 31, 2011 and straddled the first and second quartiles for the five- and seven-year periods ended March 31, 2011. The Trustees noted that although Baillie Gifford was unwilling to negotiate below its standard fee schedule, there would be no material impact upon the International Equity Fund’s overall sub-advisory fee composite. The Board noted that Baillie Gifford’s fee schedule included a breakpoint at a future specified asset level.

The Board noted the terms of the New Sub-Advisory Agreements and the responsibilities of each sub-adviser, including oversight of general fund compliance and compliance with the Trust’s social restrictions. The Board considered the Adviser’s assessment of each sub-adviser’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by each sub-adviser, felt comfortable that each sub-adviser was financially sound.

Based on all the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the Trust, as a while, and each Fund, individually, are likely to benefit from the extent and quality of these services, and the Board determined to approve the New Sub-Advisory Agreements.

The Board considered the costs to GSCM of serving as the Adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds in accordance with the existing Advisory Agreement. The Board considered the anticipated revenues that GSCM expected to receive for serving as the Adviser to the Funds, the fact that any profit realized by the Adviser is forwarded to GuideStone Financial Resources, which historically has operated at a deficit with respect to the Trust. The Board also considered the profitability estimates for the Adviser, one without taking into account sub-advisory fees and one taking into account sub-advisory fees. The Board then considered whether any direct or indirect collateral benefits inured to either the Adviser or the Trust as a result of their affiliation with one another. In light of these considerations, the Board concluded that any profits realized in connection with the Adviser’s services appeared reasonable.

BOARD APPROVAL OF AMENDED SUB-ADVISORY FEE SCHEDULES FOR REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND, SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

With respect to the Amended Sub-Advisory Fee Schedules, the Board commended the Adviser’s efforts on negotiating fee reductions that were favorable to the Trust and the Trust’s shareholders. The Board noted that, with the exception of the sub-advisory fee, there would be no change to the terms of the sub-advisory agreements. The Board noted that there would be no modification in services provided to the Trust as a result of the fee reductions. The Board also noted that the McKinley Capital and RREEF fee re-negotiations would result in a significant decrease to each sub-adviser’s fee schedule. The Board noted, however, that the effect of the sub-advisory fee reductions on the overall sub-advisory fee composites for the Small Cap Equity and International Equity Funds would be minimal and perhaps result in only a one basis point reduction in the composite sub-advisory fees. The Board noted that the overall impact to the sub-adviser fee composite for the International Equity and Small Cap Equity Funds would be essentially flat or roughly a one basis point reduction. The Board noted that the fee re-negotiations with RREEF resulted in approximately a 16 basis point reduction to the net annual operating expenses for the Real Estate Securities Fund, which would benefit both the fund’s shareholders and the Adviser insofar as the lower expenses would reduce or eliminate any fee waiver or expense reimbursement under the current expense cap. The Board noted that although MFSI’s proposed fee schedule did not include two breakpoints at higher specified asset levels that were included under the current fee schedule, the proposed fee schedule would not affect the sub-advisory fee payable to MFSI at current asset levels or the composite sub-advisory fee for the International Equity Fund.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the Trust, as a whole, and each applicable series, individually, are likely to benefit from the Amended Sub-Advisory Fee Schedules, and the Board determined to approve the Amended Sub-Advisory Fee Schedules.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS FOR DEFENSIVE MARKET STRATEGIES FUND

As required by the 1940 Act, the Board, including all of the Independent Trustees, considered the approval of the advisory agreement between the Adviser and the Trust on behalf of the Defensive Market Strategies Fund (the “New Fund” or “DMS”) (the “Advisory Agreement”) and the approval of sub-advisory agreements with four sub-advisers: American Century Investment Management, Inc. (“American Century”), AQR, Shenkman Capital Management, Inc. (“Shenkman”) and Turner Investment Partners, Inc. (“Turner”) (collectively, the “DMS Sub-Advisory Agreements”). Each sub-adviser was selected to manage a portion of the New Fund’s assets. The Board approved the Advisory Agreement for a one-year term and the DMS Sub-Advisory Agreements for a two-year term at an in-person meeting of the Board held on May 24, 2011. The New Fund is expected to commence operations on or about September 1, 2011. The New Fund’s performance will first be discussed in the Annual Report to shareholders dated December 31, 2011.

The Board’s decision to approve the Advisory Agreement and the DMS Sub-Advisory Agreements reflects the exercise of its business judgment to enter into advisory and sub-advisory agreements. In approving the Advisory Agreement and the DMS Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the four sub-advisers to the New Fund with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreement and the DMS Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of the Adviser and each sub-adviser; (ii) the experience and expertise of the Adviser and each sub-adviser; (iii) the financial capability of the Adviser and each sub-adviser; (iv) the compliance procedures and history of the Adviser and each sub-adviser; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for the New Fund; (vi) the amount of the contractual advisory and sub-advisory fees in comparison to similarly managed funds and the Adviser’s and each sub-adviser’s other clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the New Fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the anticipated profitability of the Adviser and each sub-adviser with respect to the New Fund and its overall business; (ix) the extent of any anticipated economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits to be realized by the Adviser and each sub-adviser; and (xi) the existence of any collateral benefits to be realized by the New Fund. No one factor was determinative in the Board’s consideration of the Advisory Agreement and the DMS Sub-Advisory Agreements.

The Board undertook a review of the terms of the Advisory Agreement and the DMS Sub-Advisory Agreements and the nature and quality of the services to be provided by the Adviser and each sub-adviser. The Adviser provided the Board with substantial detailed information in the form of reports about the New Fund, the Adviser and each sub-adviser prior to the meeting which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about the Adviser and each sub-adviser in a presentation made during the meeting, discussed the comprehensive screening process used to recommend each sub-adviser and responded to questions from the Board. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the Advisory Agreement and the DMS Sub-Advisory Agreements as well as the Board’s responsibilities and duties in approving the Advisory Agreement and the DMS Sub-Advisory Agreements.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS FOR DEFENSIVE MARKET STRATEGIES FUND

In considering the approval of the Advisory Agreement with the Adviser on behalf of the New Fund, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the New Fund. The Board evaluated the Adviser’s experience in serving as an investment adviser, including overseeing and managing the allocation of existing Fund assets among the underlying Select Funds. The Board noted the experience of key personnel in providing investment management and administrative services, the systems used by such persons and the Adviser’s ability to attract and retain capable personnel. The Board noted the reputation, compliance history, compliance program and financial condition of the Adviser. The Board noted the terms of the agreement and the responsibilities that the Adviser has as an investment adviser to the New Fund, including oversight of general Fund compliance, compliance with social restrictions and the implementation of Board directives as they relate to the New Fund. The Board also noted that, except for the identity of the New Fund and its management fee, the Advisory Agreement is identical in all material respects to other advisory agreements entered into by the other series of the Trust. The Board concluded that the New Fund is likely to benefit from the extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

The Board also reviewed a memorandum prepared by a third-party independent consulting firm engaged by the Adviser for, among other things, supplying research on expense comparisons. The Board noted that the aggregate management fee, taking into account the proposed fee cap for the New Fund, was competitive relative to other comparable funds with similar investment objectives and policies.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the Advisory Agreement.

In considering approval of the DMS Sub-Advisory Agreements on behalf of the New Fund, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with their independent legal counsel. The Board considered its responsibilities with respect to reviewing and approving the terms of the DMS Sub-Advisory Agreements, the investment management team at each sub-adviser, the reasonableness of the sub-advisory fees and whether the appointment of each sub-adviser would benefit the New Fund. The Board reviewed the factors that it should consider in evaluating whether to approve the DMS Sub-Advisory Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of each sub-adviser. The Board also considered the experience of key personnel at each sub-adviser in providing investment management services to the New Fund, the systems and resources used by such persons to implement and manage the strategy and the ability of each sub-adviser to attract and retain capable personnel. The Board also noted the terms of the DMS Sub-Advisory Agreements and the responsibilities that each sub-adviser has to the New Fund, including the responsibility of day-to-day management of an investment portfolio of the New Fund, compliance with the New Fund’s policies and objective and the implementation of Board directives as they relate to the New Fund.

The Board noted that the investment objective of the New Fund is to provide a return similar to the equity market over a full market cycle with substantially lower volatility while providing greater protection of share net asset value in declining equity markets. In that regard, the Board noted that the investment performance of the New Fund is expected to generally lag the investment performance of the equity market in sharply rising markets, keep pace in slowly upward trending markets and outperform in declining markets.

More specifically, the Board examined the nature, extent and quality of the services to be provided by American Century to the New Fund. The Board noted that the American Century Value Yield strategy outperformed the relevant benchmark index for the three-, five- and seven-year and since inception periods ended March 31, 2011. The Board noted that the investment performance of the Value Yield strategy straddled the second and third quartiles among peers with comparable investment strategies for the three- and five-year and since inceptions periods ended March 31, 2011, and fell within the third quartile for the seven-year period. The Board also noted that the Value Yield strategy underperformed the relevant benchmark index for the one-year period ended March 31, 2011, and fell within the bottom quartile for that period. The Board noted that although American Century’s fee schedule did not provide for any future breakpoints, the Adviser was able to negotiate a fee that was a significant discount from American Century’s standard fee schedule.

The Board examined the nature, extent and quality of the services to be provided by AQR to the New Fund. The Board noted that AQR would manage its U.S. Defensive Equity strategy. The Board noted that the AQR U.S. Defensive Equity strategy is a new investment strategy and has only recently been made available for investment. As such, the U.S. Defensive Equity strategy does not have an actual history of investment performance. The Board noted that although AQR did not currently manage the strategy for other client accounts, AQR has extensive experience in managing quantitative strategies and that the Adviser expressed confidence in AQR managing the U.S. Defensive Equity Strategy for the New Fund. The Board also noted that AQR developed hypothetical investment performance results for the U.S. Defensive Equity Strategy for a period of roughly over 27 years which indicate returns above the Russell 1000® Index in stressed market environments, notably 2000 to 2002 and 2008, and returns below the Russell 1000® Index in bull markets. The Board noted that based on such hypothetical investment performance results the U.S. Defensive Equity Strategy outperformed the benchmark Russell 1000® Index for the three-, five- and seven-year and since inception periods ended March 31, 2011, and slightly underperformed the benchmark index for the one-year period. The Board noted that although AQR’s fee schedule did not provide for any future breakpoints, the Adviser was able to negotiate a fee that was below AQR’s standard fee schedule.

The Board examined the nature, extent and quality of the services to be provided by Shenkman to the New Fund. The Board noted that the Shenkman Convertible Bond Investment Strategy had generally very favorable investment performance since its inception. The Board noted that the Convertible Bond Investment Strategy outperformed the relevant benchmark index for the three- and five-year and since inception periods ended March 31, 2011, and fell within the first quartile among peers with comparable investment strategies for those periods. The Board noted that the Convertible Bond Investment Strategy underperformed the relevant benchmark index for the one-year period ended March 31, 2011, and fell within the third quartile for that period. The Board noted Shenkman’s expertise in managing convertible securities. The Board noted that the sub-adviser’s fee schedule included a breakpoint at a future specified asset level. The Board also noted that the Adviser was able to negotiate fees that were below Shenkman’s standard fee schedule.

The Board examined the nature, extent and quality of the services to be provided by Shenkman to the New Fund. The Board noted that the Shenkman Convertible Bond Investment Strategy had generally very favorable investment performance since its inception. The Board noted that the Convertible Bond Investment Strategy outperformed the relevant benchmark index for the three- and five-year and since inception periods ended March 31, 2011, and fell within the first quartile among peers with comparable investment strategies for those periods. The Board noted that the Convertible Bond Investment Strategy underperformed the relevant benchmark index for the one-year period ended March 31, 2011, and fell within the third quartile for that period. The Board noted Shenkman’s expertise in managing convertible securities. The Board noted that the sub-adviser’s fee schedule included a breakpoint at a future specified asset level. The Board also noted that the Adviser was able to negotiate fees that were below Shenkman’s standard fee schedule.

The Board examined the nature, extent and quality of the services to be provided by Turner to the New Fund. The Board noted that the Turner Spectrum Equity Strategy is a multi-strategy portfolio that seeks long-term capital appreciation through investments in eight underlying long/short equity strategies, each of which is independently managed by a separate portfolio management team at Turner. The Board noted that the Spectrum Equity Strategy would be the lowest risk investment strategy within the New Fund and that the Spectrum Equity Strategy had generally favorable investment performance since its inception in November 2008. The Board noted that the Spectrum Equity Strategy placed within the second quartile among peers with comparable investment strategies for the one-year and since inception periods ended March 31, 2011, but underperformed the benchmark index during those periods. The Board also noted that Turner managed other long/short equity investment strategies prior to the development of the Spectrum Equity Strategy and that those other strategies also had favorable investment performance histories. The Board noted that although Turner’s fee schedule did not provide for any future breakpoints, the Adviser was able to negotiate fees that were significantly below Turner’s standard fee schedule.

The Board considered the Adviser’s assessment of each sub-adviser’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by each sub-adviser, felt comfortable that each sub-adviser was financially sound.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, concluded that the New Fund is likely to benefit from the extent and quality of these services as a result of each sub-adviser’s experience, personnel, operations and resources and determined to approve the DMS Sub-Advisory Agreements.

BOARD REVIEW OF INTERIM SUB-ADVISORY AGREEMENT FOR THE INTERNATIONAL EQUITY FUND

As required by the 1940 Act, the Board of the Trust, including all of the Independent Trustees, considered the approval of an interim sub-advisory agreement (“Interim Sub-Advisory Agreement”) among the Adviser, Mondrian Investment Partners Ltd. (“Mondrian”) and the Trust on behalf of the International Equity Fund. At a meeting of the Board held on June 30, 2011, the Board approved an Interim Sub-Advisory Agreement with Mondrian to take effect immediately upon the change of control of Mondrian.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Interim Sub-Advisory Agreement. The factors considered by the Board included, but were not limited to: (i) the changes, if any, in fees, services or other terms of the Interim Sub-Advisory Agreement; (ii) Mondrian’s corporate structure after the transaction causing the assignment of the sub-advisory agreement and any potential effects on the ability of Mondrian to provide services to the International Equity Fund; (iii) any changes to Mondrian’s personnel, systems or policies arising from the transaction; and (iv) any other possible effects of the transaction on the operations of Mondrian or the services it provides to the International Equity Fund.

Mondrian provided the Board with a memorandum summarizing the details of the transaction prior to the meeting which addressed most, if not all, of the critical aspects of the transaction.

The Independent Trustees consulted with counsel to the Independent Trustees and Trust counsel to discuss and consider the information presented in connection with the approval of the Interim Sub-Advisory Agreement, including the Board’s responsibilities and duties in approving the Interim Sub-Advisory Agreement.

BOARD APPROVAL OF INTERIM SUB-ADVISORY AGREEMENT FOR THE INTERNATIONAL EQUITY FUND

In considering the approval of the Interim Sub-Advisory Agreement for the International Equity Fund, the Board took into account the materials provided prior to the meeting, the presentations made during the meeting and the extensive discussions during the meeting. The Board examined the nature, extent and quality of the services provided by Mondrian to the International Equity Fund. The Board took into account that the Interim Sub-Advisory Agreement with Mondrian was identical in all material respects to the prior agreement, including compensation. The Board noted that the Adviser had been assured by Mondrian that there will be no impact to the quality of services, investment philosophy or the International Equity Fund’s investment team as a result of the transaction. The Board noted that the Adviser had reviewed cash flow forecasts and operating projections provided by Mondrian and felt comfortable that the firm’s financial plans were based on conservative forecasts of future business performance. The Board noted that the Adviser has been pleased with Mondrian’s overall performance to date, as Mondrian’s historical performance outperformed the relevant benchmark for the one-, three-, five- and ten-year periods ended May 31, 2011, and that the Adviser recommended retaining Mondrian as a sub-adviser to the International Equity Fund.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, the Board concluded that the International Equity Fund is likely to continue to benefit from the extent and quality of Mondrian’s services and determined to approve the Interim Sub-Advisory Agreement with Mondrian.

INVESTMENT SUB-ADVISERS (Assets under management as of 06/30/11) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Institutional Management Corporation	1988	$3.7Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$3.7Tr
	Payden & Rygel	1983	$60.0B
	PIMCO (Pacific Investment Management Company LLC)	1971	$1.3Tr
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$720.3B
	PIMCO (Pacific Investment Management Company LLC)	1971	$1.3Tr
	Western Asset Management Company	1971	$331.5B
	Western Asset Management Company Limited	1971	$45.7B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$162.3B
	STW Fixed Income Management Ltd.	1977	$11.0B
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$3.7Tr
Global Bond	Loomis, Sayles & Company, L.P.	1926	$162.3B
	Western Asset Management Company	1971	$331.5B
	Western Asset Management Company Limited	1971	$45.7B
Equity Index	Northern Trust Investments, Inc.	1889	$662B
Real Estate Securities	RREEF America L.L.C.	1975	$17.0B
Value Equity	Aronson Johnson Ortiz, LP	1984	$20.6B
	Barrow, Hanley, Mewhinney & Straus, LLC	1979	$63.1B
	Northern Trust Investments, Inc.	1889	$662B
	TCW Investment Management Company	1971	$119B
Growth Equity	Columbus Circle Investors	1975	$17.0B
	Marsico Capital Management, LLC	1997	$49.3B
	Rainier Investment Management, Inc.®	1991	$18.1B
	Sands Capital Management, LLC	1992	$18.0B
Small Cap Equity	Aronson Johnson Ortiz, LP	1984	$20.6B
	Columbus Circle Investors	1975	$17.0B
	Lord, Abbett & Co. LLC	1929	$114.4B
	TimesSquare Capital Management, LLC	2000	$14.8B
	Western Asset Management Company	1971	$331.5B
	Western Asset Management Company Limited	1971	$45.7B
International Equity	AQR Capital Management, LLC	1998	$41.2B
	Baillie Gifford Overseas Limited	1908	$123.5B
	Genesis Asset Managers, LLP	1989	$31.1B
	McKinley Capital Management, LLC	1990	$11.2B
	MFS Institutional Advisors, Inc.	1970	$73B
	Mondrian Investment Partners Ltd.	1990	$72.9B
	Philadelphia International Advisors, L.P.	1956	$5.2B
	Tradewinds Global Investors, LLC	1990	$38.9B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$4.4Tr
Cash Overlay for Date Target, Asset Allocation, Bond and Equity Funds	The Clifton Group Investment Management Company	1992	$315B

You should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. To obtain a prospectus with this and other information about GuideStone Funds call 1-888-98-GUIDE (1-888-984-8433), visit www.GuideStoneFunds.org or write to GuideStone Funds, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of GuideStone Funds are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStoneFunds.org	Funds distributed by BNY Mellon Distributors Inc. 760 Moore Road, King of Prussia, PA 19406

© 2011 GuideStone Funds 18634 8/11 2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Carson Eddy is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	August 25, 2011

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	August 25, 2011

*	Print the name and title of each signing officer under his or her signature.